UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)

480 PIERCE STREET

BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1900 K STREET, N.W. WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: June 30

Date of reporting period: December 31, 2013

Item 1: Reports to Shareholders.

SEMI-ANNUAL REPORT

December 31, 2013

Munder Bond Fund

Class Y, A, B, C & K Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds® Letter to Shareholders

DEAR SHAREHOLDERS:

As global markets entered the second half of 2013, the mighty Fed was scaring investors with the prospect of tapering the extended bond purchases that had been providing fuel to the economic fire. The Fed was clear that their approach would be measured and lengthy, and that the liquidity cushion provided by the bond purchases would likely continue until the economy was growing in a healthy and sustainable fashion. After the initial fear, optimism regained its place at the top of investors’ minds.

U.S. gross domestic product (GDP) growth of 4.1% in the third quarter, the introduction of modest tapering in November and improving labor market metrics and corporate earnings all combined to produce a robust global equity rally in the last half of 2013. To wit, for the six months ended December 31, 2013, the S&P 500® Index (a measure of the large-cap sector of the U.S. stock market) returned 16.3%, the Russell Mid-Cap® Growth Index (a measure of the growth style in the mid-cap segment of the U.S. equity universe) returned 18.3%, the Russell 2000® Value Index (a measure of the value style in the small-cap segment of the U.S. equity universe) returned 17.6%, the S&P® Developed ex-US SmallCap Index (a measure of the small-cap segment of developed equity markets excluding the U.S.) returned 21.2% and the S&P® Emerging Plus SmallCap Index (a measure of the small-cap segment of emerging equity markets including Korea) returned 6.9%. The lag in performance in emerging markets signaled general growth and currency concerns about these nascent economies, but the global economic outlook by investors, especially in developed economies, generated strong returns across the board.

In the United States, as often happens in an improving growth environment, small-cap stocks outperformed mid-cap and large-cap stocks, and growth-oriented portfolios outperformed value-oriented portfolios. The small-cap universe, as viewed through the lens of the Russell 2000® Indices, showed growth outperforming value by 4.4%. In the mid-cap world (Russell MidCap® Indices), growth outperformed value by a more narrow 1.6%. The large-cap growth outperformance over value (using the S&P 500® Indices) was 4.5%. On a capitalization basis, small-cap stocks outperformed mid-cap stocks by 3.1% and large-cap stocks by 3.5%.

International markets, particularly in developed countries, showed high correlation with domestic indices as an improving economic outlook combined with the acceptance of the U.S. Fed strategy on bond purchase tapering. Similar to domestic markets, small-cap international stocks outperformed large-cap international stocks by 3.3%. Europe outperformed Asia following the surprise 25 basis point rate cut by the European Central Bank in November. As noted above, the emerging market economies recovered slightly from the first half of 2013, but only the small-cap segment had a positive return for the full calendar year. The emerging markets continue to be the area of most concern to investors, and will likely provide higher volatility as we move through 2014.

In the fixed income market, the last six months of 2013 were rather staid, surprisingly so given the abrupt June reaction to the concept of tapering. For the last six months of 2013, the Barclays U.S. Aggregate Bond Index (a measure of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market) was up 0.43% (although the Index was down 2% for the full calendar year). Following the strong GDP growth in the third quarter, in November the Fed reduced their bond purchase program by $10 billion, the first move of the taper strategy. In sharp contrast to the summer months, the bond market volatility was more measured and orderly. While interest rates did increase heading into the December Fed meeting, non-government sectors outperformed Treasuries across the entire investment grade and high-yield spectrum.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, I encourage you to contact your financial advisor. You may also contact the Funds at 1-800-468-6337 or through our website at www.munder.com. My colleagues and I sincerely appreciate the confidence you have placed in the Munder Funds and we value the opportunity to help you meet your investment goals.

Very Truly Yours,

James FitzGerald

President and Principal Executive Officer, The Munder Funds

President, Munder Capital Management

Table of

Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
11	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
15	Statements of Changes in Net Assets — Capital Stock Activity
17	Statement of Cash Flows
18	Financial Highlights
23	Notes to Financial Statements

Past performance is no guarantee of future results.

The information and statistical data in the President’s Letter is current as of December 31, 2013. The information may change, and the Munder Funds disclaim any obligation to advise investors of any such changes. The information is general in nature and is not intended to provide personal investment advice or to be an endorsement of any specific investment. While the information presented was obtained or derived from third-party sources believed to be reliable, the Munder Funds do not guarantee the accuracy of the information.

Risks:    Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. To the extent the Fund invests a greater amount in any one sector, the Fund’s performance will depend to a greater extent on the overall condition of that sector, and there is increased risk to the Fund if conditions adversely affect that sector. A significant portion of the Fund is invested in mortgage-backed securities, which are subject to higher prepayment risk than corporate bonds and notes, particularly in periods of declining interest rates, and are subject to the risk that an unexpected rise in interest rates will extend the life of the security beyond the expected repayment time, typically reducing the security’s value. In addition, the Fund invests in to-be-announced (TBA) and dollar-roll transactions, which involve the risk that the security will decline in value between the purchase date and the delivery or issue date, the risk that the value of the security the Fund is required to buy will be less than an identical security, and the risk that the counterparty will fail to deliver. The Fund invests in credit default swaps, which involve the risk that small price movements can result in substantial gains or losses. The Fund also invests in dollar-denominated securities of foreign issuers, which involve additional risks due to foreign economic and political conditions, and differences in financial reporting standards.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

Munder Funds distributed through Funds Distributor, LLC.

i

Management’s Discussion of Fund Performance (Unaudited)

INVESTMENT PROCESS HIGHLIGHTS

The Munder Bond Fund seeks to provide a high level of current income, with capital appreciation as a secondary consideration, through investments in a broad range of fixed income securities, also known as bonds. The Fund primarily invests in investment-grade U.S. government, corporate, asset-backed and mortgage-backed securities, which the Fund’s management team selects through a blend of both fundamental and quantitative analysis. The Fund can invest up to 20% in high yield securities.

The management team’s investment approach is designed to deliver superior risk-adjusted returns through an investment process focused on sector allocation, security selection, and yield curve/active interest rate positioning.

INVESTING ENVIRONMENT

Seven months after Chairman Bernanke first sounded the “tapering” alarm, the Federal Open Market Committee delivered its first installment of reduced bond purchases at its December policy meeting. Following 4.1% gross domestic product (GDP) growth in the third quarter of 2013 and significant improvement in labor market metrics (specifically, payroll growth), Federal Reserve officials agreed enough progress had been made in the broader economy and, with the marginal benefits of the program likely diminishing, the time was right to begin slowly removing policy accommodation with a $10 billion reduction in the current bond purchase program.

In sharp contrast to the summer months, when the prospect of tapering was first discussed, bond market volatility in the third and fourth quarter of 2013 was more measured and orderly. While interest rates did increase heading into the December Federal Reserve meeting, non-government sectors outperformed Treasuries on an excess returns basis across the entire investment grade and high-yield spectrum this time around.

ii

INVESTMENT ALLOCATION
Corporate Bonds and Notes	43.6%
Mortgage-Backed Securities	26.9%
Investment Companies	12.6%
Asset-Backed Securities	11.1%
U.S. Treasury Obligations	3.9%
Other	1.9%

Total	100.0%

As a percentage of total investments as of 12/31/13.

PERFORMANCE DISCUSSION

During the six-month period ended December 31, 2013, the Fund returned 2.31%, outperforming the Barclays U.S. Aggregate Bond Index, which returned 0.43% over the same period. The Fund’s short duration position (focused in intermediate maturities), coupled with over-weights in sectors, such as corporate bonds and commercial mortgage-backed securities (CMBS), was a positive contributor to relative performance.

As had been the case for quite some time, the Fund’s largest underweight relative to the benchmark continued to be U.S. Treasuries. The Fund’s holdings of U.S. Treasuries increased somewhat during the fourth quarter, yet the duration of those holdings declined significantly as the Fund shifted to a short position relative to the benchmark in early November. The focus of the Fund’s short position relative to the benchmark was in intermediate maturities (5-10 years). Furthermore, the Fund was favoring shorter maturity Treasuries. As the yield spread between 2-year and 10-year Treasuries increased by nearly 35 basis points during the quarter, the Fund’s yield curve positioning benefited and contributed positively to relative performance.

Corporate bonds posted the strongest excess returns relative to Treasuries in the third and fourth quarters and continued to be a large overweight in the Fund relative to its benchmarks. The management team’s constructive view towards corporate credit had not changed as the team believed the balance of risks and the low default environment continued to warrant an overweight position in this sector. Broad market factors will likely create some volatility over the near term; however, the “big two,” the U.S. budget battle and monetary policy, were addressed during the fourth quarter and the response from the corporate credit market was positive. The Fund’s overall exposure to this sector declined modestly as the team sold some credits it felt were fully valued in the finance sector and deployed those proceeds to various industrial sectors.

The Fund had been underweight agency mortgage-backed securities (MBS) relative to the index since the third quarter of 2012 and the team further increased that underweight during the fourth quarter of 2013. This move was predicated on spread levels, which were tighter than historic averages for this stage of the interest rate cycle. The Fund’s holdings in this sector continued to be biased toward mortgage pools the team believed offered lower extension risk; specifically, 4% and higher coupons. Coupons below 4% were where the Federal Reserve purchases were concentrated and, given the fact that it was purchasing

iii

approximately 55% of newly issued mortgage pools, the team believed these coupons offered the greatest risk to investors if the Federal Reserve stops or tapers its MBS purchases. Additionally, the team repositioned the MBS holdings into slower pre-paying pools with what the team believed were more attractive yields during the fourth quarter.

The Fund’s exposure to commercial mortgage-backed securities was generally unchanged during the year, yet given the recent strong performance, the team took the opportunity to shorten the Fund’s exposure somewhat by selling 10-year issues and reinvesting in 3- to 5-year maturities. The vast majority of the Fund’s holdings remained in Aaa-rated securities issued post the financial crisis. These securities were issued with superior collateral characteristics as compared to those issued prior to the crisis, in the team’s opinion. Deteriorating underwriting standards in the most recent new issues have kept the team from adding exposure in this sector.

Within the asset-backed security (ABS) sector, the team took advantage of spread widening and the Fund participated in several new issues during the third and fourth quarter. A majority of these issues were subordinated (Aa- or A-rated) and were backed by automobile loans. Other issues added were Aaa-rated and backed by either credit card receivables or equipment/transportation loans. Looking forward, the team’s focus will continue to be in subordinated new issues where the team will look to add opportunistically as spreads relative to Treasuries remain wide by historical standards. If the team sees a tightening in spreads over the near term, it may take that opportunity to lighten the Fund’s exposure in Aaa-rated ABS.

As the team looks forward to the new-year, its expectation is for economic growth to continue at a moderate pace and for the Fed to continue reducing policy accommodation in a measured fashion, both of which may likely result in increased interest rate volatility. Against an improving economic backdrop, the team continues to believe non-government sectors will outperform Treasuries, though to a more modest degree than over the past couple of years. With a more volatile rate environment, yield curve positioning may likely be a primary driver of relative performance and a key focus of the team’s portfolio strategy throughout the coming year.

The Fund’s performance contained in the Management’s Discussion of Fund Performance is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ. Management’s Discussion of Fund Performance presents information about the Fund’s holdings that are believed to be accurate, and the views of the portfolio managers, as of December 31, 2013. The Fund’s holdings, the information about the Fund’s holdings and the views of the portfolio managers may change, and the Fund disclaims any obligation to advise

iv

shareholders of any such changes. Discussions regarding specific holdings are for illustration only and are not intended as recommendations to purchase or sell individual stocks. A complete list of Fund holdings as of December 31, 2013 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

The Barclays U.S. Aggregate Bond Index measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage (ARM) pass-throughs), asset-backed securities and commercial mortgage-backed securities. Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 through December 31, 2013.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13-12/31/13	Annualized Expense Ratio
Actual
Class Y	$1,000.00	$1,023.10	$3.06	0.60%
Class A	$1,000.00	$1,021.80	$4.33	0.85%
Class B	$1,000.00	$1,018.00	$8.14	1.60%
Class C	$1,000.00	$1,017.80	$8.14	1.60%
Class K	$1,000.00	$1,021.80	$4.33	0.85%
Hypothetical
Class Y	$1,000.00	$1,022.18	$3.06	0.60%
Class A	$1,000.00	$1,020.92	$4.33	0.85%
Class B	$1,000.00	$1,017.14	$8.13	1.60%
Class C	$1,000.00	$1,017.14	$8.13	1.60%
Class K	$1,000.00	$1,020.92	$4.33	0.85%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Bond Fund

Portfolio of Investments, December 31, 2013 (Unaudited)

Principal Amount		Value(a)

ASSET-BACKED SECURITIES — 12.8%
Auto Loans — 10.4%
	AmeriCredit Automobile Receivables Trust:
$1,100,000	Series 2011-4, Class D, 4.080% due 09/08/2017	$1,149,008
425,000	Series 2012-2, Class C, 2.640% due 10/10/2017	437,044
385,000	Series 2013-4, Class C, 2.720% due 09/09/2019	389,522
985,000	Capital Auto Receivables Asset Trust, Series 2013-1, Class A3, 0.790% due 06/20/2017 (c)	983,815
1,275,000	CarMax Auto Owner Trust, Series 2011-1, Class D, 3.620% due 08/15/2017 (c)	1,315,891
900,000	Ford Credit Auto Lease Trust, Series 2013-A, Class C, 1.280% due 06/15/2016 (c)	900,478
	Ford Credit Auto Owner Trust:
700,000	Series 2012-A, Class D, 2.940% due 07/15/2018 (c)	729,431
700,000	Series 2012-D, Class C, 1.230% due 08/15/2018 (c)	695,950
	Huntington Auto Trust:
625,000	Series 2012-1, Class D, 2.850% due 12/17/2018 (c)	633,185
450,000	Series 2012-2, Class C, 1.370% due 05/15/2018	447,478
350,000	Hyundai Auto Receivables Trust, Series 2013-C, Class C, 2.480% due 03/15/2019	353,002
1,260,000	Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.010% due 02/15/2017 (c)	1,309,752

		9,344,556

Home Equity Loans — 1.5%
220,244	Citigroup Mortgage Loan Trust Inc, Series 2006-WFH3, Class A3, 0.315% due 10/25/2036 (d)	218,549
1,672	Contimortgage Home Equity Loan Trust, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	1,669

See Notes to Financial Statements.

1

Munder Bond Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Principal Amount		Value(a)

ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (Continued)
	Countrywide Asset-Backed Certificates:
$77,129	Series 2003-BC6, Class M5, 3.465% due 04/25/2033 (d)	$28,476
316,592	Series 2007-BC2, Class 2A2, 0.345% due 06/25/2037 (d)	310,576
101,270	Park Place Securities Inc, Series 2005-WCH1, Class M2, 0.685% due 01/25/2036 (d)	100,607
427,093	Residential Asset Mortgage Products Inc, Series 2006-RZ4, Class A2, 0.345% due 10/25/2036 (d)	397,933
297,662	Residential Asset Securities Corporation, Series 2003-KS10, Class A14, 4.470% due 03/25/2032 (d)	304,560

		1,362,370

Student Loans — 0.9%
831,672	SLM Student Loan Trust, Series 2013-A, Class A1, 144A, 0.767% due 08/15/2022 (d),(f),(g),(h)	830,402

TOTAL ASSET-BACKED SECURITIES
(Cost $11,358,563)		11,537,328

CORPORATE BONDS AND NOTES — 50.5%
Bank — 4.4%
	Bank of America Corp:
255,000	3.875% due 03/22/2017	272,166
1,075,000	MTN, 1.316% due 03/22/2018 (c),(d)	1,089,276
844,000	Corp Andina de Fomento, SNAT, 4.375% due 06/15/2022 (c)	835,713
415,000	Huntington Bancshares Inc, 7.000% due 12/15/2020	481,250
1,055,000	PNC Funding Corp, 5.625% due 02/01/2017	1,171,053
140,000	Wachovia Corp, 5.500% due 08/01/2035	144,575

		3,994,033

Financial — 14.9%
640,000	Alleghany Corp, 4.950% due 06/27/2022 (c)	664,428

See Notes to Financial Statements.

2

Principal Amount		Value(a)

Financial (Continued)
$1,360,000	Axis Specialty Finance LLC, 5.875% due 06/01/2020 (c)	$1,491,931
1,105,000	Bear Stearns Cos LLC/The, 7.250% due 02/01/2018 (c)	1,323,095
710,000	Citigroup Inc, 3.953% due 06/15/2016 (c)	755,370
550,000	Ford Motor Credit Co LLC, 5.875% due 08/02/2021	623,540
	General Electric Capital Corp:
950,000	MTN, 5.300% due 02/11/2021 (c)	1,062,689
230,000	MTN, Series A, 6.750% due 03/15/2032	284,810
	Goldman Sachs Group Inc/The:
555,000	2.375% due 01/22/2018	557,110
725,000	6.150% due 04/01/2018 (c)	831,341
	Health Care REIT Inc:
300,000	4.700% due 09/15/2017	326,099
755,000	5.250% due 01/15/2022 (c)	804,554
1,250,000	Kilroy Realty LP, 4.800% due 07/15/2018 (c)	1,339,565
900,000	Liberty Property LP, 5.650% due 08/15/2014	925,744
425,000	Lincoln National Corp, (becomes variable April 2017), 6.050% due 04/20/2067	421,813
200,000	MetLife Inc, Series A, 6.817% due 08/15/2018 (c)	239,289
470,000	Morgan Stanley, 1.488% due 02/25/2016 (d)	476,113
750,000	StanCorp Financial Group Inc, (becomes variable June 2017), 6.900% due 06/01/2067 (c)	745,312
410,000	Torchmark Corp, 9.250% due 06/15/2019 (c)	528,722

		13,401,525

Industrial — 25.8%
775,000	21st Century Fox America Inc, 7.850% due 03/01/2039	993,069
	Agilent Technologies Inc:
385,000	3.875% due 07/15/2023	364,908
453,000	6.500% due 11/01/2017 (c)	524,728
400,000	Alliant Techsystems Inc, 144A, 5.250% due 10/01/2021 (f),(g),(h)	401,000

See Notes to Financial Statements.

3

Munder Bond Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Principal Amount		Value(a)

CORPORATE BONDS AND NOTES (Continued)
Industrial (Continued)
$250,000	Amgen Inc, 6.900% due 06/01/2038	$302,652
500,000	Amkor Technology Inc, 7.375% due 05/01/2018	527,500
215,000	Anheuser-Busch Cos LLC, 5.950% due 01/15/2033	244,899
530,000	Atwood Oceanics Inc, 6.500% due 02/01/2020 (c)	565,775
375,000	B/E Aerospace Inc, 5.250% due 04/01/2022	380,625
224,000	Bristol-Myers Squibb Co, 6.125% due 05/01/2038	266,137
638,000	Cameron International Corp, 6.375% due 07/15/2018 (c)	741,958
1,000,000	Carpenter Technology Corp, 4.450% due 03/01/2023	959,500
595,000	Celgene Corp, 1.900% due 08/15/2017 (c)	592,184
515,000	CF Industries Inc, 6.875% due 05/01/2018 (c)	597,304
375,000	Clean Harbors Inc, 5.125% due 06/01/2021	378,750
180,000	Comcast Corp, 6.400% due 05/15/2038 (c)	207,855
205,000	Crane Co, 2.750% due 12/15/2018	204,000
775,000	CRH America Inc, 6.000% due 09/30/2016 (c)	865,770
	Domtar Corp:
475,000	4.400% due 04/01/2022	454,796
360,000	6.250% due 09/01/2042	344,957
276,000	Energizer Holdings Inc, 4.700% due 05/19/2021	278,802
	Equinix Inc:
295,000	4.875% due 04/01/2020	293,525
250,000	5.375% due 04/01/2023	244,375
545,000	Gap Inc/The, 5.950% due 04/12/2021	602,210
170,000	Halliburton Co, 7.450% due 09/15/2039	228,807
225,000	Husky Energy Inc, 3.950% due 04/15/2022	222,083

See Notes to Financial Statements.

4

Principal Amount		Value(a)

Industrial (Continued)
$410,000	Lorillard Tobacco Co, 8.125% due 06/23/2019	$499,440
525,000	Louisiana-Pacific Corp, 7.500% due 06/01/2020 (c)	584,062
465,000	Maxim Integrated Products Inc, 2.500% due 11/15/2018	461,071
332,000	NewMarket Corp, 4.100% due 12/15/2022	316,273
275,000	O’Reilly Automotive Inc, 4.625% due 09/15/2021	283,725
470,000	Oshkosh Corp, 8.500% due 03/01/2020	519,350
450,000	Plains Exploration & Production Co, 6.750% due 02/01/2022	495,686
535,000	Reliance Steel & Aluminum Co, 4.500% due 04/15/2023	524,792
175,000	Reynolds American Inc, 6.150% due 09/15/2043	188,974
155,000	Rockwell Automation Inc, 6.250% due 12/01/2037	180,530
520,000	Rosetta Resources Inc, 5.625% due 05/01/2021	518,700
555,000	Rowan Cos Inc, 4.875% due 06/01/2022	563,187
790,000	TC Pipelines LP, 4.650% due 06/15/2021	799,382
210,000	Total System Services Inc, 3.750% due 06/01/2023	194,118
845,000	Tupperware Brands Corp, 4.750% due 06/01/2021 (c)	849,811
245,000	Tyco Electronics Group SA, 2.375% due 12/17/2018	241,592
	Tyson Foods Inc:
210,000	4.500% due 06/15/2022	213,815
385,000	6.600% due 04/01/2016	429,759
320,000	UnitedHealth Group Inc, 5.800% due 03/15/2036	352,023
685,000	Vale Overseas Ltd, 4.375% due 01/11/2022 (c)	665,541
575,000	Valero Energy Corp, 10.500% due 03/15/2039 (c)	863,521
405,000	Vector Group Ltd, 7.750% due 02/15/2021	428,287

See Notes to Financial Statements.

5

Munder Bond Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Principal Amount		Value(a)

CORPORATE BONDS AND NOTES (Continued)
Industrial (Continued)
$515,000	Verisk Analytics Inc, 5.800% due 05/01/2021 (c)	$556,170
385,000	Western Refining Inc, 6.250% due 04/01/2021	387,887
270,000	Yum! Brands Inc, 6.875% due 11/15/2037	307,427

		23,213,292

Special Purpose — 0.4%
296,000	AmeriGas Partners LP/AmeriGas Finance Corp, 6.500% due 05/20/2021	315,980

Telephone — 1.8%
275,000	AT&T Inc, 6.150% due 09/15/2034	298,873
100,000	CenturyLink Inc, Series V, 5.625% due 04/01/2020	101,750
550,000	Frontier Communications Corp, 8.500% due 04/15/2020 (c)	616,000
	Verizon Communications Inc:
285,000	2.500% due 09/15/2016	294,700
245,000	6.400% due 09/15/2033	281,779

		1,593,102

Utility - Gas — 0.8%
649,000	EQT Corp, 6.500% due 04/01/2018 (c)	733,162

Utility - Electric — 2.4%
205,000	Consolidated Edison Co of New York Inc, Series 07-A, 6.300% due 08/15/2037	248,319
640,000	Dominion Resources Inc, (becomes variable June 2016), 7.500% due 06/30/2066 (c)	689,600
250,000	Exelon Generation Co LLC, 6.250% due 10/01/2039	253,347
305,000	Georgia Power Co, 4.300% due 03/15/2043	273,891
360,000	PSEG Power LLC, 4.300% due 11/15/2023	358,383
320,000	Public Service Electric & Gas Co, MTN, 3.950% due 05/01/2042	285,148

		2,108,688

TOTAL CORPORATE BONDS AND NOTES
(Cost $44,513,931)		45,359,782

See Notes to Financial Statements.

6

Principal Amount		Value(a)

MORTGAGE-BACKED SECURITIES — 31.1%
Collateralized Mortgage Obligations (CMO) – Agency — 0.1%
	Fannie Mae REMICS:
$80,101	Series 1990-5, Class J, 8.200% due 01/25/2020	$89,277
762	Series 2003-63, Class GU, 4.000% due 07/25/2033	764

		90,041

Collateralized Mortgage Obligations (CMO) – Non Agency — 2.2%
	Countrywide Alternative Loan Trust:
350,903	Series 2003-20CB, Class 1A2, 5.500% due 10/25/2033 (c)	359,088
298,016	Series 2005-3CB, Class 1A10, 5.250% due 03/25/2035	285,724
340,702	GSR Mortgage Loan Trust, Series 2004-15F, Class 2A1, 6.000% due 12/25/2034	362,435
198,910	MASTR Alternative Loans Trust, Series 2004-10, Class 3A1, 5.000% due 09/25/2019	202,246
231,729	Residential Funding Mortgage Securities I Inc, Series 2006-S1, Class 1A5, 5.250% due 01/25/2036 (k)	208,896
551,895	Terwin Mortgage Trust, Series 2007-2ALT, Class A1B, 144A, 0.285% due 04/25/2038 (c),(d),(f),(g),(h)	547,015

		1,965,404

Commercial Mortgage-Backed Securities — 10.9%
485,000	Banc of America Commercial Mortgage Trust, Series 2007-4 Class A4, 5.746% due 02/10/2051 (d)	535,639
330,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4, 5.405% due 12/11/2040 (d)	350,113
	COMM Mortgage Trust:
415,000	Series 2012-CR4, Class A2, 1.801% due 10/15/2045	410,606
380,000	Series 2012-CR5, Class A2, 1.678% due 12/10/2045	373,855
330,000	Series 2012-LC4, Class B, 4.934% due 12/10/2044 (d)	344,041
230,000	Series 2013-CR13, Class A2, 3.039% due 10/10/2046	235,373

See Notes to Financial Statements.

7

Munder Bond Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Principal Amount		Value(a)

MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage-Backed Securities (Continued)
	COMM Mortgage Trust (Continued):
$320,000	Series 2013-LC6, Class B, 3.739% due 01/10/2046	$301,222
560,000	Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AM, 5.343% due 12/15/2039	597,885
	GS Mortgage Securities Trust:
360,482	Series 2007-GG10, Class A1A, 5.804% due 08/10/2045 (d)	395,738
990,000	Series 2011-GC5, Class A2, 2.999% due 08/10/2044 (c)	1,029,680
452,967	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class A4A, 4.936% due 08/15/2042 (d)	475,783
570,000	ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.740% due 06/12/2050 (c),(d)	630,442
	Morgan Stanley Capital I Trust:
648,305	Series 2011-C3, Class A2, 3.224% due 07/15/2049 (c)	677,454
495,000	Series 2012-C4, Class A2, 2.111% due 03/15/2045	500,129
	WF-RBS Commercial Mortgage Trust:
585,000	Series 2012-C10, Class B, 3.744% due 12/15/2045	552,954
775,000	Series 2012-C8, Class A2, 1.881% due 08/15/2045	775,139
1,185,000	Series 2012-C9, Class A2, 1.829% due 11/15/2045	1,177,710
455,000	Series 2013-C18, Class A2, 3.027% due 12/15/2046 (e)	464,224

		9,827,987

Mortgage Pass-Through Securities — 17.9%
	Fannie Mae (TBA):
4,274,000	4.000% due 06/01/2041 (i),(j)	4,399,549
4,201,000	4.500% due 10/01/2039 (i),(j)	4,451,255
4,135,000	5.000% due 04/01/2037 (i),(j)	4,490,675
30,956	Fannie Mae Pool, #070225, 7.500% due 08/01/2018	32,876

See Notes to Financial Statements.

8

Principal Amount		Value(a)

Commercial Mortgage-Backed Securities (Continued)
	Freddie Mac Gold Pool:
$5,644	#A00813, 9.000% due 10/01/2020	$5,695
22,057	#A01048, 8.500% due 02/01/2020	23,768
19,622	#C30261, 7.500% due 08/01/2029	22,284
38,025	#G00479, 9.000% due 04/01/2025	44,225
2,542,000	Ginnie Mae I (TBA), 4.000% due 09/01/2040 (i),(j)	2,641,396

		16,111,723

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $28,140,536)		27,995,155

MUNICIPAL BONDS AND NOTES — 2.1%
1,000,000	City of New York NY, GO, 5.676% due 10/01/2034	1,029,820
850,000	Commonwealth of Pennsylvania, GO, 5.350% due 05/01/2030 (c)	890,885

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $1,807,644)		1,920,705

U.S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Bond — 2.1%
2,384,000	2.875% due 05/15/2043	1,932,158

U.S. Treasury Notes — 2.4%
1,436,000	1.375% due 07/31/2018	1,423,099
770,000	1.750% due 05/15/2023	694,023

		2,117,122

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,152,229)		4,049,280

Shares

INVESTMENT COMPANIES — 14.6%
78,670	iShares iBoxx $ High Yield Corporate Bond ETF (b)	7,306,869
5,780,626	State Street Institutional U.S. Government Money Market Fund (b)	5,780,626

TOTAL INVESTMENT COMPANIES
(Cost $13,139,362)		13,087,495

See Notes to Financial Statements.

9

Munder Bond Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Value(a)

TOTAL INVESTMENTS
(Cost $103,112,265)	115.6%	$103,949,745
OTHER ASSETS AND LIABILITIES (Net)	(15.6)	(14,032,009)

NET ASSETS	100.0%	$89,917,736

(a)	Unless otherwise indicated, the values of the securities of the Fund were determined based on Level 2 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

(b)	Security value was determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

(c)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts and/or securities purchased on a when issued/delayed delivery basis.

(d)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2013.

(e)	Security valued at fair value as of December 31, 2013, in accordance with guidelines approved by the Board of Trustees (see Notes to Financial Statements, Note 2). At December 31, 2013, this security represents $464,224, 0.5% of net assets.

(f)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund may invest in securities subject to restrictions on resale, subject to the limitations on investments in illiquid securities. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that has been deemed by the Advisor, Munder Capital Management, to be liquid.

(i)	Security purchased on a when-issued, to-be-announced or delayed delivery basis and may be settled after the customary settlement period (see Notes to Financial Statements, Note 2).

(j)	Security, or a portion thereof, subject to mortgage dollar roll transaction.

(k)	Security in default.

ABBREVIATIONS:
ETF	—	Exchange Traded Fund
GO	—	General Obligation Bonds
MTN	—	Medium Term Note
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SNAT	—	Supra-National
TBA	—	To Be Announced

See Notes to Financial Statements.

10

Munder Bond Fund

Statement of Assets and Liabilities, December 31, 2013 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$103,949,745
Cash	45
Dividends and interest receivable	711,855
Receivable from Advisor	34,308
Receivable for Fund shares sold	928,118
Deposits with brokers for futures contracts	600,000
Variation margin receivable on open futures contracts	206,523
Prepaid expenses and other assets	20,793

Total Assets	106,451,387

LIABILITIES:
Payable for Fund shares redeemed	243,771
Payable for when-issued and forward delivery securities	15,979,070
Trustees’ fees and expenses payable	195,770
Investment advisory fees payable	30,297
Payable for deferred mortgage dollar rolls	16,832
Transfer agency/record keeping fees payable	15,831
Administration fees payable	12,245
Distribution and shareholder servicing fees payable — Class A, B and C Shares	10,555
Custody fees payable	5,985
Shareholder servicing fees payable — Class K Shares	2,174
Accrued expenses and other payables	21,121

Total Liabilities	16,533,651

NET ASSETS	$89,917,736

Investments, at cost	$103,112,265

See Notes to Financial Statements.

11

NET ASSETS consist of:
Undistributed net investment income	$569,774
Accumulated net realized loss on security transactions, futures contracts and credit default swap contracts	(9,775,249)
Net unrealized appreciation of securities and futures contracts	1,071,098
Paid-in capital	98,052,113

$89,917,736

NET ASSETS:
Class Y Shares	$50,330,866

Class A Shares	$22,358,479

Class B Shares	$870,686

Class C Shares	$6,124,400

Class K Shares	$10,233,305

SHARES OUTSTANDING:
Class Y Shares	5,132,341

Class A Shares	2,284,098

Class B Shares	88,915

Class C Shares	621,298

Class K Shares	1,043,644

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.81

CLASS A SHARES:
Net asset value and redemption price per share	$9.79

Maximum sales charge	4.00%
Maximum offering price per share	$10.20

CLASS B SHARES:
Net asset value and offering price per share*	$9.79

CLASS C SHARES:
Net asset value and offering price per share*	$9.86

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.81

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

12

Munder Bond Fund

Statement of Operations, For the Period Ended December 31, 2013 (Unaudited)

INVESTMENT INCOME:
Interest	$1,614,605
Dividends	113,105
Mortgage dollar roll income	292,485

Total Investment Income	2,020,195

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	27,640
Class B Shares	4,744
Class C Shares	32,823
Shareholder servicing fees:
Class K Shares	13,441
Investment advisory fees	182,199
Administration fees	73,725
Transfer agency/record keeping fees	49,909
Custody fees	37,460
Registration and filing fees	36,154
Trustees’ fees and expenses	35,621
Legal and audit fees	14,175
Other	17,846

Total Expenses	525,737
Expenses reimbursed by Advisor	(173,791)

Net Expenses	351,946

NET INVESTMENT INCOME	1,668,249

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	(451,010)
Futures contracts	(26,776)
Credit default swap contracts	384,027
Net change in unrealized appreciation/(depreciation) of:
Securities	247,018
Futures contracts	56,398
Credit default swap contracts	74,570

Net realized and unrealized gain on investments	284,227

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,952,476

See Notes to Financial Statements.

13

Munder Bond Fund

Statements of Changes in Net Assets

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Net investment income	$1,668,249	$2,935,747
Net realized gain/(loss) from security transactions, futures contracts and credit default swap contracts	(93,759)	1,298,699
Net change in net unrealized appreciation/(depreciation) of securities, futures contracts and credit default swap contracts	377,986	(2,566,506)

Net increase in net assets resulting from operations	1,952,476	1,667,940
Dividends to shareholders from net investment income:
Class Y Shares	(941,452)	(1,672,125)
Class A Shares	(382,348)	(927,198)
Class B Shares	(12,800)	(32,209)
Class C Shares	(87,488)	(168,175)
Class K Shares	(184,851)	(464,838)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	(393,015)	(450,347)
Class A Shares	(3,790,720)	(8,702,283)
Class B Shares	(177,710)	(632,380)
Class C Shares	(1,173,162)	1,335,113
Class K Shares	(1,642,244)	(4,747,542)

Net decrease in net assets	(6,833,314)	(14,794,044)
NET ASSETS:
Beginning of period	96,751,050	111,545,094

End of period	$89,917,736	$96,751,050

Undistributed net investment income	$569,774	$510,464

See Notes to Financial Statements.

14

Munder Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Amount
Class Y Shares:
Sold	$1,940,723	$5,085,261
Issued as reinvestment of dividends	843,722	1,479,244
Redeemed	(3,177,460)	(7,014,852)

Net decrease	$(393,015)	$(450,347)

Class A Shares:
Sold*	$4,732,597	$9,100,088
Issued as reinvestment of dividends	279,492	729,576
Redeemed	(8,802,809)	(18,531,947)

Net decrease	$(3,790,720)	$(8,702,283)

Class B Shares:
Sold	$16,295	$228,267
Issued as reinvestment of dividends	12,444	28,002
Redeemed*	(206,449)	(888,649)

Net decrease	$(177,710)	$(632,380)

Class C Shares:
Sold	$174,871	$3,806,525
Issued as reinvestment of dividends	42,754	95,685
Redeemed	(1,390,787)	(2,567,097)

Net increase/(decrease)	$(1,173,162)	$1,335,113

Class K Shares:
Sold	$44,663	$344,420
Issued as reinvestment of dividends	50,359	265,184
Redeemed	(1,737,266)	(5,357,146)

Net decrease	$(1,642,244)	$(4,747,542)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

15

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Shares
Class Y Shares:
Sold	197,787	503,257
Issued as reinvestment of dividends	86,051	146,639
Redeemed	(323,524)	(694,814)

Net decrease	(39,686)	(44,918)

Class A Shares:
Sold*	482,677	900,228
Issued as reinvestment of dividends	28,552	72,437
Redeemed	(900,445)	(1,837,000)

Net decrease	(389,216)	(864,335)

Class B Shares:
Sold	1,665	22,586
Issued as reinvestment of dividends	1,271	2,778
Redeemed*	(21,172)	(88,153)

Net decrease	(18,236)	(62,789)

Class C Shares:
Sold	17,676	373,896
Issued as reinvestment of dividends	4,338	9,434
Redeemed	(141,161)	(253,077)

Net increase/(decrease)	(119,147)	130,253

Class K Shares:
Sold	4,550	34,051
Issued as reinvestment of dividends	5,137	26,219
Redeemed	(178,044)	(529,740)

Net decrease	(168,357)	(469,470)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

16

Munder Bond Fund

Statement of Cash Flows, For the Period Ended December 31, 2013 (Unaudited)

Increase/(decrease) in cash -
Cash flows from operating activities:
Net increase in net assets from operations	$1,952,476
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(61,089,238)
Proceeds from disposition and paydowns of investment securities	73,176,805
Net purchases, sales and maturities of short-term investments	5,496,518
Net amortization/accretion on investments	152,606
Increase in deposits with brokers for swap and futures contracts	(194,400)
Decrease in dividends and interest receivable	66,944
Decrease in receivables for investment securities sold	28,854,579
Net cash provided by swaps transactions	677,152
Increase in receivable from Advisor	(5,328)
Decrease in other assets	4,994
Proceeds from futures contracts transactions	297,036
Decrease in payable for investment securities purchased	(39,253,568)
Decrease in payable for deferred mortgage dollar rolls	(92,109)
Increase in accrued expenses	6,781
Unrealized appreciation on investments	(377,986)
Net realized loss from investments	93,759

Net cash provided by operating activities	9,767,021

Cash flows from financing activities:
Payments for mortgage dollar rolls purchases	(64,272,428)
Proceeds on mortgage dollar rolls sales	64,448,334
Proceeds from shares sold	6,032,957
Payment on shares redeemed	(15,595,671)
Cash dividends paid (excluding reinvestment of dividends of $1,228,771)	(380,168)

Net cash used in financing activities	(9,766,976)

Net increase in cash	45

Cash:
Beginning balance	—

Ending balance	$45

See Notes to Financial Statements.

17

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)		Year Ended 6/30/12(b)		Year Ended 6/30/11(b)		Year Ended 6/30/10(b)		Year Ended 6/30/09(b)
Net asset value, beginning of period	$9.77		$9.95		$9.61		$9.54		$8.83		$9.24

Income/(loss) from investment operations:
Net investment income	0.19		0.30		0.40		0.40		0.41		0.46
Net realized and unrealized gain/(loss) on investments	0.03		(0.15)		0.33		0.09		0.70		(0.38)

Total from investment operations	0.22		0.15		0.73		0.49		1.11		0.08

Less distributions:
Dividends from net investment income	(0.18)		(0.33)		(0.39)		(0.42)		(0.40)		(0.49)

Total distributions	(0.18)		(0.33)		(0.39)		(0.42)		(0.40)		(0.49)

Net asset value, end of period	$9.81		$9.77		$9.95		$9.61		$9.54		$8.83

Total return(c)	2.31%		1.49%		7.75%		5.20%		12.73%		0.97%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$50,331		$50,526		$51,897		$83,353		$84,690		$94,872
Ratio of operating expenses to average net assets	0.60	%(d)	0.53%		0.40%		0.40%		0.40%		0.40%
Ratio of net investment income to average net assets	3.84	%(d)	2.93%		4.13%		4.12%		4.39%		5.24%
Portfolio turnover rate	122	%(e)	373	%(e)	362	%(e)	258	%(e)	206	%(e)	292	%(e)
Ratio of operating expenses to average net assets without expense reimbursements	0.98	%(d)	0.94%		0.94%		0.87%		0.79%		0.75%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on December 1, 1991 and December 9, 1992, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(d)	Annualized.

(e)	The portfolio turnover rates excluding mortgage dollar roll transactions were 59% for the period ended December 31, 2013 and 64%, 110%, 96%, 79% and 154% for the years ended June 30, 2013, June 30, 2012, June 30, 2011, June 30, 2010 and June 30, 2009, respectively.

See Notes to Financial Statements.

18

A Shares
Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)		Year Ended 6/30/12(b)		Year Ended 6/30/11(b)		Year Ended 6/30/10(b)		Year Ended 6/30/09(b)

$9.75		$9.93		$9.59		$9.53		$8.81		$9.22

0.18		0.28		0.37		0.37		0.38		0.44

0.03		(0.15)		0.34		0.08		0.71		(0.39)

0.21		0.13		0.71		0.45		1.09		0.05

(0.17)		(0.31)		(0.37)		(0.39)		(0.37)		(0.46)

(0.17)		(0.31)		(0.37)		(0.39)		(0.37)		(0.46)

$9.79		$9.75		$9.93		$9.59		$9.53		$8.81

2.18%		1.24%		7.49%		4.84%		12.60%		0.72%

$22,358		$26,071		$35,134		$17,479		$19,533		$18,460

0.85	%(d)	0.78%		0.65%		0.65%		0.65%		0.65%

3.57	%(d)	2.76%		3.83%		3.87%		4.14%		4.95%
122	%(e)	373	%(e)	362	%(e)	258	%(e)	206	%(e)	292	%(e)

1.23	%(d)	1.19%		1.19%		1.11%		1.04%		1.00%

See Notes to Financial Statements.

19

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	B Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)		Year Ended 6/30/12(b)		Year Ended 6/30/11(b)		Year Ended 6/30/10(b)		Year Ended 6/30/09(b)
Net asset value, beginning of period	$9.75		$9.93		$9.59		$9.53		$8.81		$9.22

Income/(loss) from investment operations:
Net investment income	0.14		0.21		0.31		0.30		0.31		0.37
Net realized and unrealized gain/(loss) on investments	0.03		(0.16)		0.32		0.08		0.71		(0.38)

Total from investment operations	0.17		0.05		0.63		0.38		1.02		(0.01)

Less distributions:
Dividends from net investment income	(0.13)		(0.23)		(0.29)		(0.32)		(0.30)		(0.40)

Total distributions	(0.13)		(0.23)		(0.29)		(0.32)		(0.30)		(0.40)

Net asset value, end of period	$9.79		$9.75		$9.93		$9.59		$9.53		$8.81

Total return(c)	1.80%		0.48%		6.69%		4.06%		11.75%		(0.03)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$871		$1,045		$1,688		$1,854		$2,556		$3,289
Ratio of operating expenses to average net assets	1.60	%(d)	1.52%		1.40%		1.40%		1.40%		1.40%
Ratio of net investment income to average net assets	2.86	%(d)	2.06%		3.15%		3.12%		3.39%		4.22%
Portfolio turnover rate	122	%(e)	373	%(e)	362	%(e)	258	%(e)	206	%(e)	292	%(e)
Ratio of operating expenses to average net assets without expense reimbursements	1.98	%(d)	1.94%		1.94%		1.87%		1.79%		1.76%

(a)	Class B Shares and Class C Shares of the Fund commenced operations on March 13, 1996 and March 25, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(d)	Annualized.

(e)	The portfolio turnover rates excluding mortgage dollar roll transactions were 59% for the period ended December 31, 2013 and 64%, 110%, 96%, 79% and 154% for the years ended June 30, 2013, June 30, 2012, June 30, 2011, June 30, 2010 and June 30, 2009, respectively.

See Notes to Financial Statements.

20

C Shares
Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)		Year Ended 6/30/12(b)		Year Ended 6/30/11(b)		Year Ended 6/30/10(b)		Year Ended 6/30/09(b)

$9.82		$10.00		$9.65		$9.59		$8.87		$9.28

0.14		0.20		0.31		0.30		0.32		0.37

0.03		(0.15)		0.33		0.08		0.70		(0.38)

0.17		0.05		0.64		0.38		1.02		(0.01)

(0.13)		(0.23)		(0.29)		(0.32)		(0.30)		(0.40)

(0.13)		(0.23)		(0.29)		(0.32)		(0.30)		(0.40)

$9.86		$9.82		$10.00		$9.65		$9.59		$8.87

1.78%		0.48%		6.75%		4.03%		11.67%		(0.02)%

$6,124		$7,270		$6,101		$4,563		$5,352		$6,067

1.60	%(d)	1.54%		1.40%		1.40%		1.40%		1.40%

2.85	%(d)	1.93%		3.12%		3.12%		3.39%		4.17%
122	%(e)	373	%(e)	362	%(e)	258	%(e)	206	%(e)	292	%(e)

1.98	%(d)	1.94%		1.94%		1.87%		1.79%		1.76%

See Notes to Financial Statements.

21

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	K Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)		Year Ended 6/30/12(b)		Year Ended 6/30/11(b)		Year Ended 6/30/10(b)		Year Ended 6/30/09(b)
Net asset value, beginning of period	$9.77		$9.95		$9.60		$9.54		$8.82		$9.23

Income/(loss) from investment operations:
Net investment income	0.18		0.28		0.38		0.38		0.38		0.44
Net realized and unrealized gain/(loss) on investments	0.03		(0.15)		0.34		0.07		0.71		(0.39)

Total from investment operations	0.21		0.13		0.72		0.45		1.09		0.05

Less distributions:
Dividends from net investment income	(0.17)		(0.31)		(0.37)		(0.39)		(0.37)		(0.46)

Total distributions	(0.17)		(0.31)		(0.37)		(0.39)		(0.37)		(0.46)

Net asset value, end of period	$9.81		$9.77		$9.95		$9.60		$9.54		$8.82

Total return(c)	2.18%		1.24%		7.59%		4.83%		12.58%		0.61%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$10,233		$11,838		$16,726		$30,697		$46,954		$92,418
Ratio of operating expenses to average net assets	0.85	%(d)	0.78%		0.64%		0.65%		0.65%		0.65%
Ratio of net investment income to average net assets	3.60	%(d)	2.79%		3.94%		3.90%		4.15%		5.00%
Portfolio turnover rate	122	%(e)	373	%(e)	362	%(e)	258	%(e)	206	%(e)	292	%(e)
Ratio of operating expenses to average net assets without expense reimbursements	1.23	%(d)	1.19%		1.17%		1.11%		1.04%		1.00%

(a)	Class K Shares of the Fund commenced operations on November 23, 1992.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(d)	Annualized.

(e)	The portfolio turnover rates excluding mortgage dollar roll transactions were 59% for the period ended December 31, 2013 and 64%, 110%, 96%, 79% and 154% for the years ended June 30, 2013, June 30, 2012, June 30, 2011, June 30, 2010 and June 30, 2009, respectively.

See Notes to Financial Statements.

22

Munder Bond Fund

Notes to Financial Statements, December 31, 2013 (Unaudited)

1.	Organization

As of December 31, 2013, the Munder Funds consisted of 11 portfolios, each of which is a series of Munder Series Trust (“MST”). Information presented in these financial statements pertains only to the Munder Bond Fund (the “Fund”). Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s primary investment objective is to provide a high level of current income. Its secondary objective is capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders other than pursuant to an exchange or a distribution reinvestment. Class B Shares may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class C Shares are sold without a front-end sales charge but may be subject to a CDSC. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities, including derivative securities such as interest rate and credit default swap

23

Munder Bond Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

contracts, if any, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less, if any, also may be valued on an amortized cost basis, which approximates current fair market value. Futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange, but may be valued at the mean of the bid and asked price where there are no sales. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by a Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of each Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

Munder Bond Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

Valuation Inputs	Investments in Securities	Investments in Other Financial Instruments — Assets*
Level 1 — Quoted Prices	$13,087,495	$233,618
Level 2 — Other Significant Observable Inputs	90,862,250	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$103,949,745	$233,618

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above during the fiscal period ended December 31, 2013.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector.

Futures Contracts: The Fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity), for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), to generate income, to gain exposure to an investment in a manner other than investing in the asset directly or for any other permissible purpose. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on fluctuations of the value of the contract. The daily changes in futures contracts are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from a futures contract when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the

25

Munder Bond Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Mortgage Dollar Rolls: The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same. Income is generated as consideration for entering into these transactions and is included in income in the Fund’s Statement of Operations.

Credit Default Swap Contracts: The Fund is subject to credit risk in the normal course of pursuing its investment objective. The Fund may buy or sell credit default swap (“CDS”) contracts for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity), for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), to generate income, to gain exposure to an investment in a manner other than investing in the asset directly or for any other permissible purpose. CDS contracts involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Up-front payments made or received by the Fund are capitalized until such time that the contract is closed. The income/(cost) of CDS contracts is accrued daily and is recorded as unrealized appreciation/(depreciation) on credit default swap contracts until payment is received/(made), at which time the unrealized appreciation/(depreciation) is reclassified to realized gain/(loss) on credit default swap contracts. In addition, CDS contracts are marked to market daily with changes in market value recorded as unrealized appreciation/(depreciation) on credit default swap

26

Munder Bond Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

contracts. If a default event occurs with respect to the underlying debt obligation, the Fund will record a realized gain/(loss) on credit default swap contracts equal to the payment received/(made), net of unrealized appreciation/(depreciation) on credit default swap contracts and/or the value of securities exchanged.

As a buyer in a CDS contract, the Fund is exposed to the risk that the counterparties to the contracts will be unable to meet the terms of their contracts. As a seller in a CDS contract, in order to “cover” its commitment under the contract, the Fund will enter into an offsetting position or instruct the custodian to designate as collateral on the Fund’s books cash or liquid assets equal to the aggregate notional value of the underlying debt obligation. The counterparty to the CDS contract may require that the Fund deposit cash or pledge collateral to offset market value depreciation of the contract until such time as the contract is closed.

Delayed Delivery Commitments: The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, the Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its purchase commitment. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Expenses of the Munder Funds are allocated to each Fund using an appropriate pro-rata method, subject to certain minimums. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing

27

Munder Bond Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

fees), income and gains and losses of each Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by each Fund. Each Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2013.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2010.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.40% of the value of its average daily net assets.

Pursuant to a written Expense Limitation Agreement with the Fund, the Advisor agreed to waive fees or reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 0.85% for Class A and Class K Shares, 1.60% for Class B and Class C Shares, and 0.60% for Class Y Shares. For the period ended December 31, 2013, the Advisor reimbursed expenses pursuant to the Expense Limitation Agreement totaling $173,791 on behalf of the Fund, which are

28

Munder Bond Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2013, the Advisor earned $73,725 before payment of sub-administration fees and $49,389 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2013, the Fund paid an annual effective rate of 0.1619% for administrative services.

During the period ended December 31, 2013, each Trustee was paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee of MST, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also received an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any fund, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2013, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) that applies to the Fund’s Class A, Class B, Class C and Class K Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities

29

Munder Bond Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for each Fund.

The maximum rates payable under the Plan for each class, as a percentage of average daily net assets, were as follows:

Class A Shares 12b-1 Fees	Class B Shares 12b-1 Fees	Class C Shares 12b-1 Fees	Class K Shares Service Fees
0.25%	1.00%	1.00%	0.25%

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments, U.S. government securities and mortgage dollar rolls for the Fund were $31,445,261 and $28,752,661, respectively, for the period ended December 31, 2013. Cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments for the Fund were $29,643,977 and $43,037,424, respectively, for the period ended December 31, 2013. Cost of purchases and proceeds from sales of mortgage dollar rolls for the Fund were $64,272,428 and $64,448,334, respectively.

At December 31, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,228,547, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,391,067 and net appreciation for financial reporting purposes was $837,480. At December 31, 2013, aggregate cost for financial reporting purposes was $103,112,265.

6.	Derivative Financial Instruments

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of December 31, 2013 was as follows:

Derivatives	Asset Derivatives	Fair Value
Interest Rate Contracts (Futures)	Balance Sheet Location:
	Net Assets — Net Unrealized Appreciation	$233,618	*

*	Includes cumulative appreciation/(depreciation) of futures contracts as described below. The Statement of Assets and Liabilities only separately discloses current day’s variation margin.

30

Munder Bond Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

For the period ended December 31, 2013, the Fund had the following derivative activity:

Derivatives	Net RealizedGain/(Loss) Recognized in Income	Net Change in Unrealized Appreciation/ (Depreciation) Recognized in Income
Interest Rate Contracts (Futures)	$(26,776)	$56,398
Credit Contracts (Swaps)	384,027	74,570

At December 31, 2013, the Fund had the following open financial futures contracts*:

Short Positions	Contracts	Notional Value of Contracts	Market Value of Contracts	Gross Unrealized Appreciation
U.S. Treasury Note Futures, March 2014	114	$(14,260,962)	$(14,027,344)	$233,618

*	The number of futures contracts held during the period averaged approximately 83, increasing from 96 to 114 during the period ended December 31, 2013.

7.	Investment Concentration

As of December 31, 2013, a substantial portion of the Fund’s net assets were invested in mortgage-backed securities. As a result, adverse market conditions affecting mortgage-backed securities may have a more significant impact on the Fund than they would on a fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

8.	Revolving Line of Credit

Effective December 4, 2013, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee equal to 0.11% per annum on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. During the period ended December 31, 2013, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2013, total commitment fees incurred by the Fund were $383.

31

Munder Bond Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

9.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and each expects the risk of loss to be remote.

10.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole. A Fund also may utilize earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2013, permanent differences for the Fund resulting primarily from paydown gains and losses, premium amortization, mortgage dollar roll adjustments, swap reclasses, disallowed losses and Subpart F income from controlled foreign corporations, and expired capital losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
$949,232	$3,129,957	$(4,079,189)

During the years ended June 30, 2013 and June 30, 2012, dividends of $3,264,545 and $4,101,678 were paid to shareholders of the Fund from ordinary income on a tax basis.

At June 30, 2013, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed Ordinary Income	Capital Loss Carryover	Unrealized Appreciation	Total
$423,186	$(9,443,064)	$12,984	$(9,006,894)

The differences between book and tax distributable earnings for the Fund were primarily due to premium amortization adjustments, wash sales, mark-to-market adjustments on futures contracts, deferred trustees’ fees, reversal of mortgage dollar roll deferred liabilities and losses, and credit default swap mark to market.

Under the Regulated Investment Company Modernization Act of 2010, capital losses realized after June 30, 2011 may be carried forward indefinitely

32

Munder Bond Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

and will retain their tax character as either short-term or long-term. Capital losses realized prior to July 1, 2011 will continue to be subject to their original expiration dates and will continue to be treated as short-term losses. Capital losses that can be carried forward indefinitely must be utilized fully before using capital losses that expire.

As determined at June 30, 2013, the Fund had available for federal income tax purposes $9,443,064 of unused capital losses, of which $4,896,553 expires in 2015, $3,445,865 expires in 2018, and $1,100,646 which does not expire.

During the year ended June 30, 2013, $1,937,322 of carried forward capital losses expired unused.

11.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Forms N-Q are available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ended June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

33

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35

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman

John Rakolta Jr., Vice Chairman

John Engler

Thomas P. Lemke

Michael T. Monahan

Lisa A. Payne

OFFICERS

James V. FitzGerald, President and Principal Executive Officer

Peter K. Hoglund, Vice President and Principal Financial Officer

Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer

David W. Rumph, Treasurer and Principal Accounting Officer

Amy D. Eisenbeis, Assistant Secretary

Francine S. Hayes, Assistant Secretary

Mary Ann C. Shumaker, Assistant Secretary

Kevin R. Kuhl, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management

Munder Capital Center

480 Pierce Street

Birmingham, MI 48009

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

SANNBOND1213

SEMI-ANNUAL REPORT

December 31, 2013

Munder Growth Opportunities Fund

Class Y, A, B, C & R Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds® Letter to Shareholders

DEAR SHAREHOLDERS:

As global markets entered the second half of 2013, the mighty Fed was scaring investors with the prospect of tapering the extended bond purchases that had been providing fuel to the economic fire. The Fed was clear that their approach would be measured and lengthy, and that the liquidity cushion provided by the bond purchases would likely continue until the economy was growing in a healthy and sustainable fashion. After the initial fear, optimism regained its place at the top of investors’ minds.

U.S. gross domestic product (GDP) growth of 4.1% in the third quarter, the introduction of modest tapering in November and improving labor market metrics and corporate earnings all combined to produce a robust global equity rally in the last half of 2013. To wit, for the six months ended December 31, 2013, the S&P 500® Index (a measure of the large-cap sector of the U.S. stock market) returned 16.3%, the Russell Mid-Cap® Growth Index (a measure of the growth style in the mid-cap segment of the U.S. equity universe) returned 18.3%, the Russell 2000® Value Index (a measure of the value style in the small-cap segment of the U.S. equity universe) returned 17.6%, the S&P® Developed ex-US SmallCap Index (a measure of the small-cap segment of developed equity markets excluding the U.S.) returned 21.2% and the S&P® Emerging Plus SmallCap Index (a measure of the small-cap segment of emerging equity markets including Korea) returned 6.9%. The lag in performance in emerging markets signaled general growth and currency concerns about these nascent economies, but the global economic outlook by investors, especially in developed economies, generated strong returns across the board.

In the United States, as often happens in an improving growth environment, small-cap stocks outperformed mid-cap and large-cap stocks, and growth-oriented portfolios outperformed value-oriented portfolios. The small-cap universe, as viewed through the lens of the Russell 2000® Indices, showed growth outperforming value by 4.4%. In the mid-cap world (Russell MidCap® Indices), growth outperformed value by a more narrow 1.6%. The large-cap growth outperformance over value (using the S&P 500® Indices) was 4.5%. On a capitalization basis, small-cap stocks outperformed mid-cap stocks by 3.1% and large-cap stocks by 3.5%.

International markets, particularly in developed countries, showed high correlation with domestic indices as an improving economic outlook combined with the acceptance of the U.S. Fed strategy on bond purchase tapering. Similar to domestic markets, small-cap international stocks outperformed large-cap international stocks by 3.3%. Europe outperformed Asia following the surprise 25 basis point rate cut by the European Central Bank in November. As noted above, the emerging market economies recovered slightly from the first half of 2013, but only the small-cap segment had a positive return for the full calendar year. The emerging markets continue to be the area of most concern to investors, and will likely provide higher volatility as we move through 2014.

In the fixed income market, the last six months of 2013 were rather staid, surprisingly so given the abrupt June reaction to the concept of tapering. For the last six months of 2013, the Barclays U.S. Aggregate Bond Index (a measure of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market) was up 0.43% (although the Index was down 2% for the full calendar year). Following the strong GDP growth in the third quarter, in November the Fed reduced their bond purchase program by $10 billion, the first move of the taper strategy. In sharp contrast to the summer months, the bond market volatility was more measured and orderly. While interest rates did increase heading into the December Fed meeting, non-government sectors outperformed Treasuries across the entire investment grade and high-yield spectrum.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, I encourage you to contact your financial advisor. You may also contact the Funds at 1-800-468-6337 or through our website at www.munder.com. My colleagues and I sincerely appreciate the confidence you have placed in the Munder Funds and we value the opportunity to help you meet your investment goals.

Very Truly Yours,

James FitzGerald

President and Principal Executive Officer, The Munder Funds

President, Munder Capital Management

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

Past performance is no guarantee of future results.

The information and statistical data in the President’s Letter is current as of December 31, 2013. The information may change, and the Munder Funds disclaim any obligation to advise investors of any such changes. The information is general in nature and is not intended to provide personal investment advice or to be an endorsement of any specific investment. While the information presented was obtained or derived from third-party sources believed to be reliable, the Munder Funds do not guarantee the accuracy of the information.

Risks:    A significant portion of the Fund’s assets is likely to be invested in the information technology sector. In addition, the Fund concentrates its investments in Internet-related securities. Investments in both of these areas tend to be relatively volatile. The Fund is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund also may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

Munder Funds distributed through Funds Distributor, LLC.

i

Management’s Discussion of Fund Performance (Unaudited)

INVESTMENT PROCESS HIGHLIGHTS

The Munder Growth Opportunities Fund’s management team seeks to provide long-term capital appreciation in the Fund by identifying secular growth trends and investing in stocks of companies the team believes will benefit from these trends. In selecting individual securities for the Fund, the team looks for companies it believes have significant growth opportunities and exhibit attractive long-term growth characteristics. It does so by conducting a thorough review of a company’s products and services, competitive positioning, balance sheet and financial stability. In addition, the team attempts to identify and evaluate underlying growth drivers for each company and to arrive at a projected fair value for the company’s equity securities. The team tends to focus on secular growth trends such as: technology and internet, health care, and energy. At least 25% of the Fund’s total assets will be in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses.

The management team’s investment approach is designed to achieve consistent long-term returns across the full breadth of market conditions and economic cycles. The focus of its investment process is on security selection and risk management. The team believes this is the best way to position investors to achieve an optimal balance between potential reward and investment risk over a complete market cycle.

INVESTING ENVIRONMENT

During the six months ended December 31, 2013, growth stocks outperformed value stocks within the Russell 1000® Growth Index. This provided a slight tailwind for the Fund’s investment style; however, the management team’s stock selection continued to be the key driver to the Fund’s performance over the period.

On the economic front, there were continued signs of improvement in employment, autos and housing. Government spending was less of a headwind this year as state and local spending rebounded. The Fund continued to hold a mix of stocks with strong growth prospects balanced by stocks of companies with more modest growth prospects but extremely attractive relative valuations. The team feels this approach provides the best combination of long-term growth opportunities and near-term protection.

ii

SECTOR DIVERSIFICATION
Information Technology	26.5%
Consumer Discretionary	19.1%
Industrials	14.3%
Health Care	11.8%
Consumer Staples	9.8%
Energy	6.9%
Financials	6.7%
Materials	3.5%
Other	1.4%

Total	100.0%

As a percentage of net assets as of 12/31/13.

PERFORMANCE DISCUSSION

During the six-month period ended December 31, 2013, the Fund returned 21.13%, outperforming the Russell 1000® Growth Index, which returned 19.39% over the same period.

Notable contributors to the Fund’s performance during the period included: MasterCard Inc., which provides credit card services; Google Inc., which operates an Internet portal and search index website; Comcast Corp., which provides entertainment, information and communications products and services; ARRIS Group, Inc., which specializes in the design, engineering and supply of broadband services for residential and business customers; and Apple Inc., which designs, develops, and manufactures microprocessor based personal computers.

Notable detractors to the Fund’s performance during the period included: Questcor Pharmaceuticals, Inc., which develops, markets and sells prescription drugs; Microsoft Corp., which develops, manufactures and distributes software products; 51job, Inc., which provides integrated human resource services; Intuitive Surgical, Inc., which designs, manufactures and markets robotic technologies; and The Home Depot, Inc., which details and rents an assortment of building materials and home improvement products.

FUND CHANGES

The Fund’s management team identified several new investment opportunities for the Fund during the period, including: Adobe Systems Inc., a digital marketing and media solutions software company; ARRIS Group Inc.; Capital One Financial Corp., a financial holding company; Facebook Inc., a social networking service and website; and Polaris Industries Inc., an off road and on road vehicle manufacturer.

The team funded these positions in part by selling the Fund’s positions in: Amgen Inc., a biotechnology medicines company; CF Industries Holdings Inc., a manufacturer and distributor of fertilizer products; Macy’s Inc., a department store operator; Philip Morris International, a manufacturer and seller of tobacco products outside the U.S.; and PulteGroup Inc., a homebuilder.

The Fund’s performance contained in the Management’s Discussion of Fund Performance is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ. Management’s Discussion of Fund Performance

iii

presents information about the Fund’s holdings that are believed to be accurate, and the views of the portfolio managers, as of December 31, 2013. The Fund’s holdings, the information about the Fund’s holdings and the views of the portfolio managers may change, and the Fund disclaims any obligation to advise shareholders of any such changes. Discussions regarding specific holdings are for illustration only and are not intended as recommendations to purchase or sell individual stocks. A complete list of Fund holdings as of December 31, 2013 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

The Russell 1000® Growth Index is a capitalization-weighted index that measures the performance of those Russell 1000® companies (the 1,000 largest stocks by market capitalization in the Russell 3000® Index, an index of the top 3,000 U.S. stocks by market capitalization covering 98% of the U.S. equity investable universe) with lower composite value scores. Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 through December 31, 2013.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through

vi

your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13-12/31/13	Annualized Expense Ratio
Actual
Class Y	$1,000.00	$1,211.30	$8.08	1.45%
Class A	$1,000.00	$1,210.00	$9.47	1.70%
Class B	$1,000.00	$1,205.60	$13.56	2.44%
Class C	$1,000.00	$1,205.50	$13.62	2.45%
Class R	$1,000.00	$1,208.40	$10.80	1.94%
Hypothetical
Class Y	$1,000.00	$1,017.90	$7.37	1.45%
Class A	$1,000.00	$1,016.64	$8.64	1.70%
Class B	$1,000.00	$1,012.91	$12.38	2.44%
Class C	$1,000.00	$1,012.85	$12.43	2.45%
Class R	$1,000.00	$1,015.43	$9.86	1.94%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Growth Opportunities Fund

Portfolio of Investments, December 31, 2013 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 99.4%
Consumer Discretionary — 19.1%
Auto Components — 1.7%
72,000	Gentex Corp	$2,375,280
105,000	Tenneco Inc †	5,939,850

		8,315,130

Automobiles — 0.7%
66,000	Thor Industries Inc	3,645,180

Internet & Catalog Retail — 3.5%
24,400	Amazon.com Inc †	9,730,476
177,930	HomeAway Inc †	7,273,778

		17,004,254

Leisure Equipment & Products — 1.2%
40,120	Polaris Industries Inc	5,843,077

Media — 5.0%
350,100	Comcast Corp, Class A	18,192,946
89,500	DIRECTV †	6,183,555

		24,376,501

Multiline Retail — 1.3%
108,200	Dollar Tree Inc †	6,104,644

Specialty Retail — 5.7%
10,700	AutoZone Inc †	5,113,958
124,300	Lowe’s Cos Inc	6,159,065
176,500	Penske Automotive Group Inc	8,323,740
131,890	TJX Cos Inc	8,405,350

		28,002,113

Total Consumer Discretionary		93,290,899

Consumer Staples — 9.8%
Beverages — 2.3%
133,300	PepsiCo Inc	11,055,902

Food & Staples Retailing — 5.0%
160,900	CVS Caremark Corp	11,515,613
146,800	Kroger Co/The	5,803,004
127,000	Whole Foods Market Inc	7,344,410

		24,663,027

Food Products — 1.2%
75,000	Green Mountain Coffee Roasters Inc †	5,668,500

See Notes to Financial Statements.

1

Munder Growth Opportunities Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Consumer Staples (Continued)
Tobacco — 1.3%
126,000	Lorillard Inc	$6,385,680

Total Consumer Staples		47,773,109

Energy — 6.9%
Energy Equipment & Services — 2.8%
113,000	Atwood Oceanics Inc †	6,033,070
81,000	Schlumberger Ltd	7,298,910

		13,331,980

Oil, Gas & Consumable Fuels — 4.1%
46,000	Continental Resources Inc/OK †	5,175,920
83,700	Exxon Mobil Corp	8,470,440
19,620	Pioneer Natural Resources Co	3,611,453
56,000	Valero Energy Corp	2,822,400

		20,080,213

Total Energy		33,412,193

Financials — 6.7%
Capital Markets — 1.4%
13,850	Goldman Sachs Group Inc/The	2,455,051
63,000	Waddell & Reed Financial Inc, Class A	4,102,560

		6,557,611

Commercial Banks — 1.8%
67,700	BB&T Corp	2,526,564
134,375	Wells Fargo & Co	6,100,625

		8,627,189

Consumer Finance — 1.8%
67,000	Capital One Financial Corp	5,132,870
70,665	Portfolio Recovery Associates Inc †	3,733,939

		8,866,809

Diversified Financial Services — 1.7%
163,000	Citigroup Inc	8,493,930

Total Financials		32,545,539

Health Care — 11.8%
Biotechnology — 3.1%
47,800	Alexion Pharmaceuticals Inc †	6,360,268
23,520	Celgene Corp †	3,973,939

See Notes to Financial Statements.

2

Shares		Value(a)

Health Care (Continued)
Biotechnology (Continued)
64,500	Gilead Sciences Inc †	$4,847,175

		15,181,382

Health Care Providers & Services — 3.1%
60,300	Cigna Corp	5,275,044
103,300	Express Scripts Holding Co †	7,255,792
15,000	McKesson Corp	2,421,000

		14,951,836

Life Sciences Tools & Services — 0.5%
70,000	WuXi PharmaTech Cayman Inc, ADR †	2,686,600

Pharmaceuticals — 5.1%
38,850	Actavis PLC †	6,526,800
36,500	Jazz Pharmaceuticals PLC †	4,619,440
105,400	Johnson & Johnson	9,653,586
92,500	Mylan Inc/PA †	4,014,500

		24,814,326

Total Health Care		57,634,144

Industrials — 14.3%
Aerospace & Defense — 0.8%
26,640	Boeing Co/The	3,636,094

Airlines — 2.1%
40,000	Copa Holdings SA, Class A	6,404,400
81,240	Spirit Airlines Inc †	3,689,108

		10,093,508

Construction & Engineering — 1.4%
80,500	Chicago Bridge & Iron Co NV	6,692,770

Electrical Equipment — 0.8%
71,000	Generac Holdings Inc	4,021,440

Industrial Conglomerates — 2.0%
347,000	General Electric Co	9,726,410

Machinery — 1.9%
50,000	Flowserve Corp	3,941,500
98,700	Trinity Industries Inc	5,381,124

		9,322,624

See Notes to Financial Statements.

3

Munder Growth Opportunities Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Industrials (Continued)
Road & Rail — 3.6%
49,150	Kansas City Southern	$6,086,245
67,500	Norfolk Southern Corp	6,266,025
97,000	Old Dominion Freight Line Inc †	5,142,940

		17,495,210

Trading Companies & Distributors — 1.7%
108,500	United Rentals Inc †	8,457,575

Total Industrials		69,445,631

Information Technology — 26.5%
Communications Equipment — 2.9%
325,565	ARRIS Group Inc †	7,932,391
82,000	QUALCOMM Inc	6,088,500

		14,020,891

Computers & Peripherals — 4.6%
40,235	Apple Inc	22,576,261

Internet Software & Services — 8.4%
113,700	eBay Inc †	6,240,993
51,200	Facebook Inc, Class A †	2,798,592
20,533	Google Inc, Class A †	23,011,539
9,700	LinkedIn Corp, Class A †	2,103,251
86,000	NetEase Inc, ADR	6,759,600

		40,913,975

IT Services — 5.0%
19,100	Alliance Data Systems Corp †	5,021,963
26,000	International Business Machines Corp	4,876,820
13,320	MasterCard Inc, Class A	11,128,327
75,000	MAXIMUS Inc	3,299,250

		24,326,360

Semiconductors & Semiconductor Equipment — 2.0%
110,000	Microchip Technology Inc	4,922,500
171,000	Skyworks Solutions Inc †	4,883,760

		9,806,260

Software — 3.6%
106,300	Adobe Systems Inc †	6,365,244
156,365	Microsoft Corp	5,852,742
50,000	ServiceNow Inc †	2,800,500

See Notes to Financial Statements.

4

Shares		Value(a)

Information Technology (Continued)
Software (Continued)
31,000	Workday Inc, Class A †	$2,577,960

		17,596,446

Total Information Technology		129,240,193

Materials — 3.5%
Chemicals — 3.0%
58,000	EI du Pont de Nemours & Co	3,768,260
31,600	Monsanto Co	3,682,980
60,400	Westlake Chemical Corp	7,373,028

		14,824,268

Containers & Packaging — 0.5%
38,585	Packaging Corp of America	2,441,659

Total Materials		17,265,927

Telecommunication Services — 0.8%
Diversified Telecommunication Services — 0.8%
74,900	Verizon Communications Inc	3,680,586

TOTAL COMMON STOCKS
(Cost $396,475,775)		484,288,221

INVESTMENT COMPANIES — 1.4%
Multi-Sector — 1.4%
Multi-Industries — 1.4%
28,450	iShares Russell 1000 Growth ETF	2,445,277
4,505,959	State Street Institutional U.S. Government Money Market Fund	4,505,959

TOTAL INVESTMENT COMPANIES
(Cost $6,941,032)		6,951,236

TOTAL INVESTMENTS
(Cost $403,416,807)	100.8%	491,239,457
OTHER ASSETS AND LIABILITIES (Net)	(0.8)	(3,854,118)

NET ASSETS	100.0%	$487,385,339

†	Non-income producing security.

(a)	As of December 31, 2013, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

ABBREVIATIONS:
ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund

See Notes to Financial Statements.

5

Munder Growth Opportunities Fund

Statement of Assets and Liabilities, December 31, 2013 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$491,239,457
Cash	3,421
Dividends and interest receivable	289,428
Receivable for investment securities sold	23,781,163
Receivable for Fund shares sold	89,266
Prepaid expenses and other assets	26,911

Total Assets	515,429,646

LIABILITIES:
Payable for investment securities purchased	25,417,374
Payable for Fund shares redeemed	1,330,861
Trustees’ fees and expenses payable	609,765
Transfer agency/record keeping fees payable	345,258
Distribution and shareholder servicing fees payable — Class A, B and R Shares	151,942
Administration fees payable	49,997
Investment advisory fees payable	9,962
Custody fees payable	7,948
Accrued expenses and other payables	121,200

Total Liabilities	28,044,307

NET ASSETS	$487,385,339

Investments, at cost	$403,416,807

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(2,545,484)
Accumulated net realized loss on investments sold	(58,447,322)
Net unrealized appreciation of investments	87,822,650
Paid-in capital	460,555,495

$487,385,339

NET ASSETS:
Class Y Shares	$22,348,849

Class A Shares	$375,559,152

Class B Shares	$5,975,867

Class C Shares	$82,796,758

Class R Shares	$704,713

SHARES OUTSTANDING:
Class Y Shares	574,194

Class A Shares	10,073,068

Class B Shares	181,049

Class C Shares	2,507,339

Class R Shares	19,383

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$38.92

CLASS A SHARES:
Net asset value and redemption price per share	$37.28

Maximum sales charge	5.50%
Maximum offering price per share	$39.45

CLASS B SHARES:
Net asset value and offering price per share*	$33.01

CLASS C SHARES:
Net asset value and offering price per share*	$33.02

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$36.36

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Growth Opportunities Fund

Statement of Operations, For the Period Ended December 31, 2013 (Unaudited)

INVESTMENT INCOME:
Interest	$7
Dividends(a)	2,598,149

Total Investment Income	2,598,156

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	444,249
Class B Shares	30,784
Class C Shares	386,245
Class R Shares	2,009
Investment advisory fees	1,727,723
Transfer agency/record keeping fees	962,279
Administration fees	286,460
Printing and mailing fees	111,037
Trustees’ fees and expenses	107,518
Custody fees	46,117
Legal and audit fees	39,866
Registration and filing fees	37,989
Other	16,254

Total Expenses	4,198,530

NET INVESTMENT LOSS	(1,600,374)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	49,598,687
Net change in unrealized appreciation/(depreciation) of securities	39,261,635

Net realized and unrealized gain on investments	88,860,322

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$87,259,948

(a)	Net of foreign withholding taxes of $1,151.

See Notes to Financial Statements.

8

Munder Growth Opportunities Fund

Statements of Changes in Net Assets

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Net investment loss	$(1,600,374)	$(684,422)
Net realized gain from security transactions and foreign currency-related transactions	49,598,687	24,075,393
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	39,261,635	23,203,144

Net increase in net assets resulting from operations	87,259,948	46,594,115
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	(1,697,371)	(8,751,104)
Class A Shares	(25,810,768)	(51,864,309)
Class B Shares	(1,748,028)	(5,070,687)
Class C Shares	(2,623,200)	(9,928,263)
Class R Shares	(349,639)	79,873

Net increase/(decrease) in net assets	55,030,942	(28,940,375)
NET ASSETS:
Beginning of period	432,354,397	461,294,772

End of period	$487,385,339	$432,354,397

Accumulated net investment loss	$(2,545,484)	$(945,110)

See Notes to Financial Statements.

9

Munder Growth Opportunities Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Amount
Class Y Shares:
Sold	$1,698,984	$2,812,510
Redeemed	(3,396,355)	(11,563,614)

Net decrease	$(1,697,371)	$(8,751,104)

Class A Shares:
Sold*	$4,335,822	$11,881,346
Redeemed	(30,146,590)	(63,745,655)

Net decrease	$(25,810,768)	$(51,864,309)

Class B Shares:
Sold	$215	$22,736
Redeemed*	(1,748,243)	(5,093,423)

Net decrease	$(1,748,028)	$(5,070,687)

Class C Shares:
Sold	$3,473,695	$2,170,315
Redeemed	(6,096,895)	(12,098,578)

Net decrease	$(2,623,200)	$(9,928,263)

Class R Shares:
Sold	$187,145	$560,459
Redeemed	(536,784)	(480,586)

Net increase/(decrease)	$(349,639)	$79,873

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

10

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Shares
Class Y Shares:
Sold	48,689	91,497
Redeemed	(96,820)	(373,749)

Net decrease	(48,131)	(282,252)

Class A Shares:
Sold*	128,145	405,269
Redeemed	(890,060)	(2,157,375)

Net decrease	(761,915)	(1,752,106)

Class B Shares:
Sold	7	887
Redeemed*	(59,349)	(195,309)

Net decrease	(59,342)	(194,422)

Class C Shares:
Sold	118,565	83,608
Redeemed	(202,725)	(461,056)

Net decrease	(84,160)	(377,448)

Class R Shares:
Sold	5,692	19,599
Redeemed	(16,737)	(16,819)

Net increase/(decrease)	(11,045)	2,780

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

11

Munder Growth Opportunities Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)		Year Ended 6/30/09(b)
Net asset value, beginning of period	$32.13		$28.90	$30.48	$22.53	$17.94		$21.07

Income/(loss) from investment operations:
Net investment income/(loss)	(0.06)		0.07	(0.03)	(0.17)	(0.34)		(0.30)
Net realized and unrealized gain/(loss) on investments	6.85		3.16	(0.22)	8.12	4.86		(2.83)

Total from investment operations	6.79		3.23	(0.25)	7.95	4.52		(3.13)

Less distributions:
Distributions from net realized gains	—		—	(1.33)	—	—		—

Short-term trading fees	—		—	0.00 (c)	—	—		0.00 (c)

Fair fund distribution proceeds	—		—	—	—	0.07		—

Net asset value, end of period	$38.92		$32.13	$28.90	$30.48	$22.53		$17.94

Total return(d)	21.13%		11.21%	(0.36)%	35.29%	25.59	%(e)	(14.90)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$22,349		$19,994	$26,138	$12,515	$10,752		$11,243
Ratio of operating expenses to average net assets	1.45	%(f)	1.43%	1.42%	1.76%	2.00%		2.36%
Ratio of net investment income/(loss) to average net assets	(0.32	)%(f)	0.21%	(0.12)%	(0.62)%	(1.51)%		(1.85)%
Portfolio turnover rate	67%		93%	82%	122%	74%		71%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on June 1, 1998 and August 19, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Fund had not received litigation and fair fund distribution proceeds, the total return would have been 19.68% for Class Y Shares and 19.41% for Class A Shares.

(f)	Annualized.

See Notes to Financial Statements.

12

A Shares
Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)		Year Ended 6/30/09(b)

$30.81		$27.78	$29.44	$21.81	$17.41		$20.51

(0.10)		(0.01)	(0.10)	(0.22)	(0.39)		(0.33)

6.57		3.04	(0.23)	7.85	4.73		(2.77)

6.47		3.03	(0.33)	7.63	4.34		(3.10)

—		—	(1.33)	—	—		—

—		—	0.00 (c)	—	—		0.00 (c)

—		—	—	—	0.06		—

$37.28		$30.81	$27.78	$29.44	$21.81		$17.41

21.00%		10.91%	(0.61)%	34.92%	25.33	%(e)	(15.11)%

$375,559		$333,869	$349,704	$376,437	$262,010		$210,683

1.70	%(f)	1.68%	1.68%	1.99%	2.25%		2.62%

(0.57	)%(f)	(0.03)%	(0.38)%	(0.82)%	(1.74)%		(2.10)%
67%		93%	82%	122%	74%		71%

See Notes to Financial Statements.

13

Munder Growth Opportunities Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	B Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)		Year Ended 6/30/09(b)
Net asset value, beginning of period	$27.38		$24.88	$26.71	$19.94	$16.04		$19.02

Income/(loss) from investment operations:
Net investment loss	(0.20)		(0.21)	(0.28)	(0.39)	(0.51)		(0.41)
Net realized and unrealized gain/(loss) on investments	5.83		2.71	(0.22)	7.16	4.36		(2.57)

Total from investment operations	5.63		2.50	(0.50)	6.77	3.85		(2.98)

Less distributions:
Distributions from net realized gains	—		—	(1.33)	—	—		—

Short-term trading fees	—		—	0.00 (c)	—	—		0.00 (c)

Fair fund distribution proceeds	—		—	—	—	0.05		—

Net asset value, end of period	$33.01		$27.38	$24.88	$26.71	$19.94		$16.04

Total return(d)	20.56%		10.09%	(1.37)%	33.95%	24.31	%(e)	(15.71)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,976		$6,583	$10,816	$18,014	$14,694		$15,137
Ratio of operating expenses to average net assets	2.44	%(f)	2.43%	2.43%	2.75%	3.01%		3.38%
Ratio of net investment loss to average net assets	(1.31	)%(f)	(0.80)%	(1.15)%	(1.58)%	(2.51)%		(2.85)%
Portfolio turnover rate	67%		93%	82%	122%	74%		71%

(a)	Class B Shares and Class C Shares of the Fund commenced operations on June 1, 1998 and November 3, 1998, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Fund had not received litigation and fair fund distribution proceeds, the total return would have been 18.39% for Class B Shares and 18.46% for Class C Shares.

(f)	Annualized.

See Notes to Financial Statements.

14

C Shares
Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)		Year Ended 6/30/09(b)

$27.39		$24.89	$26.72	$19.95	$16.04		$19.03

(0.20)		(0.20)	(0.28)	(0.39)	(0.51)		(0.42)

5.83		2.70	(0.22)	7.16	4.37		(2.57)

5.63		2.50	(0.50)	6.77	3.86		(2.99)

—		—	(1.33)	—	—		—

—		—	0.00 (c)	—	—		0.00 (c)

—		—	—	—	0.05		—

$33.02		$27.39	$24.89	$26.72	$19.95		$16.04

20.55%		10.09%	(1.37)%	33.93%	24.38	%(e)	(15.76)%

$82,797		$70,994	$73,885	$84,204	$54,588		$41,302

2.45	%(f)	2.43%	2.43%	2.74%	3.00%		3.37%

(1.32	)%(f)	(0.78)%	(1.13)%	(1.56)%	(2.48)%		(2.85)%
67%		93%	82%	122%	74%		71%

See Notes to Financial Statements.

15

Munder Growth Opportunities Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)		Year Ended 6/30/09(b)
Net asset value, beginning of period	$30.09		$27.20	$28.92	$21.48	$17.20		$20.29

Income/(loss) from investment operations:
Net investment loss	(0.13)		(0.08)	(0.16)	(0.28)	(0.42)		(0.37)
Net realized and unrealized gain/(loss) on investments	6.40		2.97	(0.23)	7.72	4.65		(2.72)

Total from investment operations	6.27		2.89	(0.39)	7.44	4.23		(3.09)

Less distributions:
Distributions from net realized gains	—		—	(1.33)	—	—		—

Short-term trading fees	—		—	0.00 (c)	—	—		0.00 (c)

Fair fund distribution proceeds	—		—	—	—	0.05		—

Net asset value, end of period	$36.36		$30.09	$27.20	$28.92	$21.48		$17.20

Total return(d)	20.84%		10.63%	(0.84)%	34.57%	24.94	%(e)	(15.27)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$705		$916	$752	$383	$162		$28
Ratio of operating expenses to average net assets	1.94	%(f)	1.93%	1.92%	2.22%	2.47%		2.72%
Ratio of net investment loss to average net assets	(0.78	)%(f)	(0.27)%	(0.60)%	(1.03)%	(1.86)%		(2.19)%
Portfolio turnover rate	67%		93%	82%	122%	74%		71%

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	If the Fund had not received litigation and fair fund distribution proceeds, the total return would have been 19.01% for Class R Shares.

(f)	Annualized

See Notes to Financial Statements.

16

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2013 (Unaudited)

1.	Organization

As of December 31, 2013, the Munder Funds consisted of 11 portfolios, each of which is a series of Munder Series Trust (“MST”). Information presented in these financial statements pertains only to one series of MST, the Munder Growth Opportunities Fund (the “Fund”). Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class C, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders other than pursuant to an exchange or a distribution reinvestment. Class B Shares may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class C Shares are sold without a front-end sales charge but may be subject to a CDSC. Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including

17

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$491,239,457
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$491,239,457

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above during the fiscal period ended December 31, 2013.

The type of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities, if any, are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method, subject to certain minimums. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the

19

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2013.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2010.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% on the first $1 billion of its average daily net assets; 0.725% of the next $1 billion of average daily net assets; and 0.70% of average daily net assets exceeding $2 billion. During the period ended December 31, 2013, the Fund paid an annual effective rate of 0.75% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2013, the Advisor earned $286,460 before payment of sub-administration fees and $193,265 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2013, the Fund paid an annual effective rate of 0.1244% for administrative services.

During the period ended December 31, 2013, each Trustee was paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee of MST, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee (Audit Committee, Board Process and

20

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

Governance Committee, and/or Nominating Committee) also received an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2013, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) that applies to the Fund’s Class A, Class B, Class C and Class R Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates payable under the Plan for each class, as a percentage of average daily net assets, were as follows:

Class A Shares 12b-1 Fees	Class B Shares 12b-1 Fees	Class C Shares 12b-1 Fees	Class R Shares 12b-1 Fees
0.25%	1.00%	1.00%	1.00%

For Class R Shares, the 12b-1 fees were limited to 0.50% pursuant to the Fund’s contract with its distributor.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short- term investments and U.S. government securities were $306,671,063 and $341,510,135, respectively, for the period ended December 31, 2013.

At December 31, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $90,750,610, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,927,960 and net appreciation for financial reporting purposes was $87,822,650. At

21

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

December 31, 2013, aggregate cost for financial reporting purposes was $403,416,807.

6.	Investment Concentration

The Fund is subject to a fundamental policy, which cannot be changed without shareholder approval, to concentrate (i.e., invest at least 25% of its total assets) in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

7.	Revolving Line of Credit

Effective December 4, 2013, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee equal to 0.11% per annum on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. During the period ended December 31, 2013, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2013, total commitment fees for the Fund were $1,766.

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by

22

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2013, permanent differences resulting primarily from net operating losses and expired carried-forward losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid-In Capital
$1,334,845	$135,015,009	$(136,349,854)

The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2013 and June 30, 2012 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
June 30, 2013	—	—	—
June 30, 2012	—	22,921,494	22,921,494

At June 30, 2013, the components of distributable earnings on a tax basis were as follows:

Late Year Ordinary Loss	Capital Loss Carryover	Unrealized Appreciation	Total
$(914,653)	$(108,085,378)	$48,600,383	$(60,399,648)

The differences between book and tax distributable earnings were primarily due to wash sales and deferred trustees’ fees.

Under the Regulated Investment Company Modernization Act of 2010, capital losses realized after June 30, 2011 may be carried forward indefinitely and will retain their tax character as either short-term or long-term. Capital losses realized prior to July 1, 2011 will continue to be subject to their original expiration dates and will continue to be treated as short-term losses. Capital losses that can be carried forward indefinitely must be utilized fully before using capital losses that expire.

As determined at June 30, 2013, the Fund had available for federal income tax purposes $108,085,378 of unused capital losses. These losses are short-term capital losses of which $48,842,725 expires in 2014, $8,435,734 expires in 2016, $39,983,361 expires in 2017 and $10,823,558 expires in 2018.

In addition, $17,774,805 of the losses expiring in 2014, 2016 and 2017 may be further limited as this amount was acquired in the reorganization with the Munder Technology Fund that occurred on April 23, 2010. Losses of

23

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

$10,823,558, expiring in 2018, may be further limited as this amount was acquired in the reorganization with the Munder Large-Cap Growth Fund that occurred on September 16, 2011.

During the year ended June 30, 2013, $23,912,322 in carried-forward capital losses were utilized by the Fund and $135,015,340 of carried-forward capital losses expired unused.

The Fund may elect to treat certain capital losses, net of certain capital gains, realized during the current fiscal year between November 1 and June 30 (“Post-October Losses”) as occurring on the first day of the following fiscal year. The Fund may also elect to treat net late-year ordinary losses, consisting of specified ordinary losses incurred during the current fiscal year between November 1 and June 30 and ordinary losses incurred during the current fiscal year between January 1 and June 30, as occurring on the first day of the following fiscal year. During the year ended June 30, 2013, the Fund elected to defer Post-October Losses of $0 and net late-year ordinary losses of $914,653.

10.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ended June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

24

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman

John Rakolta Jr., Vice Chairman

John Engler

Thomas P. Lemke

Michael T. Monahan

Lisa A. Payne

OFFICERS

James V. FitzGerald, President and Principal Executive Officer

Peter K. Hoglund, Vice President and Principal Financial Officer

Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer

David W. Rumph, Treasurer and Principal Accounting Officer

Amy D. Eisenbeis, Assistant Secretary

Francine S. Hayes, Assistant Secretary

Mary Ann C. Shumaker, Assistant Secretary

Kevin R. Kuhl, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management

Munder Capital Center

480 Pierce Street

Birmingham, MI 48009

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

SANNGROWTH1213

SEMI-ANNUAL REPORT

December 31, 2013

Munder Index 500 Fund

Class Y, A, B, K & R Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munder.com/ edelivery

The Munder Funds® Letter to Shareholders

DEAR SHAREHOLDERS:

As global markets entered the second half of 2013, the mighty Fed was scaring investors with the prospect of tapering the extended bond purchases that had been providing fuel to the economic fire. The Fed was clear that their approach would be measured and lengthy, and that the liquidity cushion provided by the bond purchases would likely continue until the economy was growing in a healthy and sustainable fashion. After the initial fear, optimism regained its place at the top of investors’ minds.

U.S. gross domestic product (GDP) growth of 4.1% in the third quarter, the introduction of modest tapering in November and improving labor market metrics and corporate earnings all combined to produce a robust global equity rally in the last half of 2013. To wit, for the six months ended December 31, 2013, the S&P 500® Index (a measure of the large-cap sector of the U.S. stock market) returned 16.3%, the Russell Mid-Cap® Growth Index (a measure of the growth style in the mid-cap segment of the U.S. equity universe) returned 18.3%, the Russell 2000® Value Index (a measure of the value style in the small-cap segment of the U.S. equity universe) returned 17.6%, the S&P® Developed ex-US SmallCap Index (a measure of the small-cap segment of developed equity markets excluding the U.S.) returned 21.2% and the S&P® Emerging Plus SmallCap Index (a measure of the small-cap segment of emerging equity markets including Korea) returned 6.9%. The lag in performance in emerging markets signaled general growth and currency concerns about these nascent economies, but the global economic outlook by investors, especially in developed economies, generated strong returns across the board.

In the United States, as often happens in an improving growth environment, small-cap stocks outperformed mid-cap and large-cap stocks, and growth-oriented portfolios outperformed value-oriented portfolios. The small-cap universe, as viewed through the lens of the Russell 2000® Indices, showed growth outperforming value by 4.4%. In the mid-cap world (Russell MidCap® Indices), growth outperformed value by a more narrow 1.6%. The large-cap growth outperformance over value (using the S&P 500® Indices) was 4.5%. On a capitalization basis, small-cap stocks outperformed mid-cap stocks by 3.1% and large-cap stocks by 3.5%.

International markets, particularly in developed countries, showed high correlation with domestic indices as an improving economic outlook combined with the acceptance of the U.S. Fed strategy on bond purchase tapering. Similar to domestic markets, small-cap international stocks outperformed large-cap international stocks by 3.3%. Europe outperformed Asia following the surprise 25 basis point rate cut by the European Central Bank in November. As noted above, the emerging market economies recovered slightly from the first half of 2013, but only the small-cap segment had a positive return for the full calendar year. The emerging markets continue to be the area of most concern to investors, and will likely provide higher volatility as we move through 2014.

In the fixed income market, the last six months of 2013 were rather staid, surprisingly so given the abrupt June reaction to the concept of tapering. For the last six months of 2013, the Barclays U.S. Aggregate Bond Index (a measure of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market) was up 0.43% (although the Index was down 2% for the full calendar year). Following the strong GDP growth in the third quarter, in November the Fed reduced their bond purchase program by $10 billion, the first move of the taper strategy. In sharp contrast to the summer months, the bond market volatility was more measured and orderly. While interest rates did increase heading into the December Fed meeting, non-government sectors outperformed Treasuries across the entire investment grade and high-yield spectrum.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, I encourage you to contact your financial advisor. You may also contact the Funds at 1-800-468-6337 or through our website at www.munder.com. My colleagues and I sincerely appreciate the confidence you have placed in the Munder Funds and we value the opportunity to help you meet your investment goals.

Very Truly Yours,

James FitzGerald

President and Principal Executive Officer, The Munder Funds

President, Munder Capital Management

Table of

Contents

ii	Management’s Discussion of Fund Performance
v	Shareholder Fee Example

1	Portfolio of Investments
19	Statement of Assets and Liabilities
21	Statement of Operations
22	Statements of Changes in Net Assets
23	Statements of Changes in Net Assets — Capital Stock Activity
26	Financial Highlights
31	Notes to Financial Statements

Past performance is no guarantee of future results.

The information and statistical data in the President’s Letter is current as of December 31, 2013. The information may change, and the Munder Funds disclaim any obligation to advise investors of any such changes. The information is general in nature and is not intended to provide personal investment advice or to be an endorsement of any specific investment. While the information presented was obtained or derived from third-party sources believed to be reliable, the Munder Funds do not guarantee the accuracy of the information.

Risks:    Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Because the Fund’s goal is to invest in securities included in an index without regard to market trends, it may be particularly susceptible to a general decline in the market represented by that index.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

Munder Funds distributed through Funds Distributor, LLC.

i

Management’s Discussion of Fund Performance (Unaudited)

INVESTMENT PROCESS HIGHLIGHTS

The Munder Index 500 Fund seeks to provide performance and income that is comparable to the S&P 500® Index. The Fund’s management team employs an “indexing” investment approach, which tries to replicate the composition and performance of the S&P 500® using quantitative systems and tools. The Fund typically holds the same 500 stocks as those held in the Index and the weight of each of the holdings is closely monitored relative to its weight in the S&P 500®. The Fund’s management team rebalances holdings regularly to help minimize deviations between performance of the Fund and the Index.

INVESTING ENVIRONMENT

Large-cap securities ended 2013 with positive gains in five of the last six months. Concerns over the pending debt ceiling deadline and questions over when the U.S. quantitative easing program would end drove equities lower in August; however the market recovered in the months that followed. In October, equity gains survived a two week government shut down and were boosted by the deal to raise the debt ceiling. Indications that the Fed would delay tapering and more positive economic data pushed markets higher through the end of the year. The S&P 500® Index reached a number of new highs during the last couple months of 2013, ending the best performing year for the Index since 1997.

SECTOR DIVERSIFICATION
Information Technology	18.0%
Financials	15.7%
Health Care	12.5%
Consumer Discretionary	12.1%
Industrials	10.6%
Energy	10.0%
Consumer Staples	9.4%
Materials	3.4%
Utilities	2.8%
Telecommunication Services	2.2%
Other	3.3%

Total	100.00%

As a percentage of net assets as of 12/31/13.

PERFORMANCE DISCUSSION

During the six-month period ended December 31, 2013, the Fund returned 15.98%, underperforming the S&P 500® Index, which returned 16.31% over the same period.

The difference in returns between the Fund and the S&P 500® Index is due primarily to the fact that expenses are deducted from the Fund before its return is calculated.

FUND CHANGES

New securities added to the Index during the period included: Alliance Data Systems Corp., a provider of data processing services; Mohawk Industries, Inc., a manufacturer of home furnishings; Facebook, Inc., which is engaged in social media; Transocean Ltd., which is engaged in oil and gas drilling; and Actavis PLC, a pharmaceutical company.

ii

iii

Securities removed from the Index during the period included: Abercrombie & Fitch Co., which operates retail apparel stores; JDS Uniphase Corp., an electronic equipment company; Teradyne Inc., a supplier of electronic production equipment; Dell, Inc. a computer manufacturer; and J.C. Penny, Inc., which operates department stores.

The Fund’s performance contained in the Management’s Discussion of Fund Performance is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ. Management’s Discussion of Fund Performance presents information about the Fund’s holdings that are believed to be accurate, and the views of the portfolio managers, as of December 31, 2013. The Fund’s holdings, the information about the Fund’s holdings and the views of the portfolio managers may change, and the Fund disclaims any obligation to advise shareholders of any such changes. Discussions regarding specific holdings are for illustration only and are not intended as recommendations to purchase or sell individual stocks. A complete list of Fund holdings as of December 31, 2013 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

The S&P 500® Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 through December 31, 2013.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A or Class B Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13-12/31/13	Annualized Expense Ratio
Actual
Class Y	$1,000.00	$1,159.80	$3.16	0.58%
Class A	$1,000.00	$1,159.00	$3.97	0.73%
Class B	$1,000.00	$1,156.90	$5.87	1.08%
Class K	$1,000.00	$1,158.10	$4.51	0.83%
Class R	$1,000.00	$1,157.10	$5.87	1.08%
Hypothetical
Class Y	$1,000.00	$1,022.28	$2.96	0.58%
Class A	$1,000.00	$1,021.53	$3.72	0.73%
Class B	$1,000.00	$1,019.76	$5.50	1.08%
Class K	$1,000.00	$1,021.02	$4.23	0.83%
Class R	$1,000.00	$1,019.76	$5.50	1.08%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder Index 500 Fund

Portfolio of Investments, December 31, 2013 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 96.7%
Consumer Discretionary — 12.1%
Auto Components — 0.4%
3,624	BorgWarner Inc	$202,618
4,460	Delphi Automotive PLC	268,180
4,003	Goodyear Tire & Rubber Co/The	95,471
10,910	Johnson Controls Inc	559,683

		1,125,952

Automobiles — 0.7%
62,827	Ford Motor Co	969,420
18,141	General Motors Co †	741,423
3,521	Harley-Davidson Inc	243,794

		1,954,637

Distributors — 0.1%
2,458	Genuine Parts Co	204,481

Diversified Consumer Services — 0.1%
69	Graham Holdings Co, Class B †	45,769
4,352	H&R Block Inc	126,382

		172,151

Hotels, Restaurants & Leisure — 1.7%
6,976	Carnival Corp	280,226
492	Chipotle Mexican Grill Inc †	262,128
2,079	Darden Restaurants Inc	113,035
3,964	International Game Technology	71,986
3,578	Marriott International Inc/DE, Class A	176,610
15,848	McDonald’s Corp	1,537,731
12,003	Starbucks Corp	940,915
3,050	Starwood Hotels & Resorts Worldwide Inc	242,323
2,075	Wyndham Worldwide Corp	152,907
1,286	Wynn Resorts Ltd	249,754
7,093	Yum! Brands Inc	536,302

		4,563,917

Household Durables — 0.4%
4,526	DR Horton Inc †	101,020
1,958	Garmin Ltd	90,499
1,075	Harman International Industries Inc	87,989
2,329	Leggett & Platt Inc	72,059
2,693	Lennar Corp, Class A	106,535
971	Mohawk Industries Inc †	144,582
4,574	Newell Rubbermaid Inc	148,243

See Notes to Financial Statements.

Munder Index 500 Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Household Durables (Continued)
5,491	PulteGroup Inc	$111,852
1,250	Whirlpool Corp	196,075

		1,058,854

Internet & Catalog Retail — 1.4%
5,905	Amazon.com Inc †	2,354,855
1,640	Expedia Inc	114,242
943	Netflix Inc †	347,184
819	priceline.com Inc †	952,006
1,764	TripAdvisor Inc †	146,112

		3,914,399

Leisure Equipment & Products — 0.1%
1,869	Hasbro Inc	102,814
5,390	Mattel Inc	256,456

		359,270

Media — 3.6%
3,498	Cablevision Systems Corp, Class A	62,719
8,889	CBS Corp, Class B, Non-Voting	566,585
41,508	Comcast Corp, Class A	2,156,963
7,783	DIRECTV †	537,727
3,594	Discovery Communications Inc, Class A †	324,970
3,629	Gannett Co Inc	107,346
6,629	Interpublic Group of Cos Inc/The	117,333
7,929	News Corp, Class A †	142,881
4,099	Omnicom Group Inc	304,843
1,745	Scripps Networks Interactive Inc, Class A	150,785
4,489	Time Warner Cable Inc	608,260
14,410	Time Warner Inc	1,004,665
31,256	Twenty-First Century Fox Inc, Class A	1,099,586
6,464	Viacom Inc, Class B	564,566
26,030	Walt Disney Co/The	1,988,692

		9,737,921

Multiline Retail — 0.7%
4,692	Dollar General Corp †	283,021
3,314	Dollar Tree Inc †	186,976
1,567	Family Dollar Stores Inc	101,808
3,206	Kohl’s Corp	181,941
5,869	Macy’s Inc	313,405

See Notes to Financial Statements.

Shares		Value(a)

Consumer Discretionary (Continued)
Multiline Retail (Continued)
2,279	Nordstrom Inc	$140,842
10,067	Target Corp	636,939

		1,844,932

Specialty Retail — 2.1%
1,054	AutoNation Inc †	52,373
542	AutoZone Inc †	259,043
3,420	Bed Bath & Beyond Inc †	274,626
4,353	Best Buy Co Inc	173,598
3,557	CarMax Inc †	167,250
1,861	GameStop Corp, Class A	91,673
4,219	Gap Inc/The	164,879
22,430	Home Depot Inc/The	1,846,886
3,883	L Brands Inc	240,164
16,658	Lowe’s Cos Inc	825,404
1,709	O’Reilly Automotive Inc †	219,965
1,652	PetSmart Inc	120,183
3,451	Ross Stores Inc	258,583
10,520	Staples Inc	167,163
1,754	Tiffany & Co	162,736
11,328	TJX Cos Inc	721,933
1,785	Urban Outfitters Inc †	66,224

		5,812,683

Textiles, Apparel & Luxury Goods — 0.8%
4,467	Coach Inc	250,733
782	Fossil Group Inc †	93,793
2,857	Michael Kors Holdings Ltd †	231,960
11,901	NIKE Inc, Class B	935,894
1,299	PVH Corp	176,690
949	Ralph Lauren Corp, Class A	167,565
5,608	VF Corp	349,603

		2,206,238

Total Consumer Discretionary		32,955,435

Consumer Staples — 9.4%
Beverages — 2.1%
2,597	Beam Inc	176,752
2,580	Brown-Forman Corp, Class B	194,971
60,489	Coca-Cola Co/The	2,498,801
3,846	Coca-Cola Enterprises Inc	169,724
2,653	Constellation Brands Inc, Class A †	186,718

See Notes to Financial Statements.

Munder Index 500 Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Consumer Staples (Continued)
Beverages (Continued)
3,195	Dr Pepper Snapple Group Inc	$155,660
2,518	Molson Coors Brewing Co, Class B	141,386
2,163	Monster Beverage Corp †	146,586
24,427	PepsiCo Inc	2,025,975

		5,696,573

Food & Staples Retailing — 2.3%
6,959	Costco Wholesale Corp	828,191
18,958	CVS Caremark Corp	1,356,824
8,289	Kroger Co/The	327,664
3,931	Safeway Inc	128,033
9,263	Sysco Corp	334,394
25,769	Wal-Mart Stores Inc (b)	2,027,763
13,871	Walgreen Co	796,750
5,927	Whole Foods Market Inc	342,758

		6,142,377

Food Products — 1.5%
10,480	Archer-Daniels-Midland Co	454,832
2,859	Campbell Soup Co	123,737
6,719	ConAgra Foods Inc	226,430
10,102	General Mills Inc	504,191
2,386	Hershey Co/The	231,991
2,193	Hormel Foods Corp	99,058
1,674	JM Smucker Co/The	173,460
4,096	Kellogg Co	250,143
9,491	Kraft Foods Group Inc	511,754
2,103	McCormick & Co Inc/MD, Non-Voting	144,939
3,217	Mead Johnson Nutrition Co	269,456
27,934	Mondelez International Inc, Class A	986,070
4,326	Tyson Foods Inc, Class A	144,748

		4,120,809

Household Products — 1.9%
2,055	Clorox Co/The	190,622
13,999	Colgate-Palmolive Co	912,875
6,078	Kimberly-Clark Corp	634,908
43,296	Procter & Gamble Co/The	3,524,727

		5,263,132

See Notes to Financial Statements.

Shares		Value(a)

Consumer Staples (Continued)
Personal Products — 0.1%
6,909	Avon Products Inc	$118,973
4,078	Estee Lauder Cos Inc/The, Class A	307,155

		426,128

Tobacco — 1.5%
31,856	Altria Group Inc	1,222,952
5,867	Lorillard Inc	297,340
25,519	Philip Morris International Inc	2,223,470
4,992	Reynolds American Inc	249,550

		3,993,312

Total Consumer Staples		25,642,331

Energy — 10.0%
Energy Equipment & Services — 1.8%
7,059	Baker Hughes Inc	390,080
3,788	Cameron International Corp †	225,500
1,134	Diamond Offshore Drilling Inc	64,547
3,720	Ensco PLC, Class A	212,710
3,768	FMC Technologies Inc †	196,727
13,510	Halliburton Co	685,633
1,706	Helmerich & Payne Inc	143,441
4,256	Nabors Industries Ltd	72,309
6,818	National Oilwell Varco Inc	542,236
4,036	Noble Corp plc	151,229
2,026	Rowan Cos Plc, Class A †	71,639
20,976	Schlumberger Ltd	1,890,147
5,398	Transocean Ltd	266,769

		4,912,967

Oil, Gas & Consumable Fuels — 8.2%
8,016	Anadarko Petroleum Corp	635,829
6,359	Apache Corp	546,492
6,708	Cabot Oil & Gas Corp	260,002
8,051	Chesapeake Energy Corp	218,504
30,632	Chevron Corp	3,826,243
19,513	ConocoPhillips	1,378,593
3,646	CONSOL Energy Inc	138,694
5,840	Denbury Resources Inc †	95,951
6,078	Devon Energy Corp	376,046
4,347	EOG Resources Inc	729,601
2,400	EQT Corp	215,472
69,581	Exxon Mobil Corp (b)	7,041,597

See Notes to Financial Statements.

Munder Index 500 Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels (Continued)
4,530	Hess Corp	$375,990
10,724	Kinder Morgan Inc/DE	386,064
11,096	Marathon Oil Corp	391,689
4,794	Marathon Petroleum Corp	439,754
2,799	Murphy Oil Corp	181,599
2,205	Newfield Exploration Co †	54,309
5,722	Noble Energy Inc	389,725
12,838	Occidental Petroleum Corp	1,220,894
4,398	Peabody Energy Corp	85,893
9,549	Phillips 66	736,514
2,281	Pioneer Natural Resources Co	419,864
2,912	QEP Resources Inc	89,253
2,602	Range Resources Corp	219,375
5,585	Southwestern Energy Co †	219,658
10,672	Spectra Energy Corp	380,137
2,115	Tesoro Corp	123,728
8,594	Valero Energy Corp	433,138
10,885	Williams Cos Inc/The	419,834
3,198	WPX Energy Inc †	65,175

		22,095,617

Total Energy		27,008,584

Financials — 15.7%
Capital Markets — 2.2%
3,098	Ameriprise Financial Inc	356,425
18,293	Bank of New York Mellon Corp/The	639,158
2,023	BlackRock Inc	640,219
18,481	Charles Schwab Corp/The	480,506
4,655	E*TRADE Financial Corp †	91,424
6,430	Franklin Resources Inc	371,204
6,713	Goldman Sachs Group Inc/The	1,189,946
7,060	Invesco Ltd	256,984
1,690	Legg Mason Inc	73,481
22,067	Morgan Stanley	692,021
3,578	Northern Trust Corp	221,443
6,992	State Street Corp	513,143
4,155	T Rowe Price Group Inc	348,064

		5,874,018

See Notes to Financial Statements.

Shares		Value(a)

Financials (Continued)
Commercial Banks — 2.7%
11,228	BB&T Corp	$419,029
2,913	Comerica Inc (c)	138,484
14,061	Fifth Third Bancorp	295,703
13,228	Huntington Bancshares Inc/OH	127,650
14,282	KeyCorp	191,664
2,074	M&T Bank Corp	241,455
8,475	PNC Financial Services Group Inc/The	657,491
21,941	Regions Financial Corp	216,997
8,525	SunTrust Banks Inc	313,805
29,089	US Bancorp/MN	1,175,196
76,351	Wells Fargo & Co	3,466,335
3,004	Zions Bancorporation	90,000

		7,333,809

Consumer Finance — 1.0%
14,674	American Express Co	1,331,372
9,183	Capital One Financial Corp	703,510
7,629	Discover Financial Services	426,843
6,948	SLM Corp	182,593

		2,644,318

Diversified Financial Services — 5.0%
169,890	Bank of America Corp (b)	2,645,187
28,670	Berkshire Hathaway Inc, Class B †	3,399,115
48,309	Citigroup Inc	2,517,382
5,021	CME Group Inc/IL, Class A	393,948
1,832	IntercontinentalExchange Group Inc	412,053
59,876	JPMorgan Chase & Co	3,501,548
4,993	Leucadia National Corp	141,502
4,313	McGraw Hill Financial Inc	337,277
3,014	Moody’s Corp	236,509
1,841	NASDAQ OMX Group Inc/The	73,272

		13,657,793

Insurance — 2.9%
5,416	ACE Ltd	560,718
7,423	Aflac Inc	495,856
7,244	Allstate Corp/The	395,088
23,451	American International Group Inc	1,197,174
4,795	Aon PLC	402,253
1,158	Assurant Inc	76,856
4,010	Chubb Corp/The	387,486

See Notes to Financial Statements.

Munder Index 500 Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Financials (Continued)
Insurance (Continued)
2,348	Cincinnati Financial Corp	$122,965
7,872	Genworth Financial Inc, Class A †	122,252
7,121	Hartford Financial Services Group Inc	257,994
4,178	Lincoln National Corp	215,668
4,871	Loews Corp	234,977
8,740	Marsh & McLennan Cos Inc	422,666
17,856	MetLife Inc	962,796
4,360	Principal Financial Group Inc	214,992
8,792	Progressive Corp/The	239,758
7,374	Prudential Financial Inc	680,030
1,440	Torchmark Corp	112,536
5,798	Travelers Cos Inc/The	524,951
4,159	Unum Group	145,898
4,504	XL Group PLC	143,407

		7,916,321

Real Estate Investment Trusts (REITs) — 1.8%
6,285	American Tower Corp	501,669
2,378	Apartment Investment & Management Co, Class A	61,614
1,937	AvalonBay Communities Inc	229,011
2,435	Boston Properties Inc	244,401
5,338	Equity Residential	276,882
8,562	General Growth Properties Inc	171,839
7,267	HCP Inc	263,937
4,597	Health Care REIT Inc	246,261
12,046	Host Hotels & Resorts Inc	234,174
6,525	Kimco Realty Corp	128,869
2,238	Macerich Co/The	131,796
2,871	Plum Creek Timber Co Inc	133,530
7,943	Prologis Inc	293,494
2,302	Public Storage	346,497
4,942	Simon Property Group Inc	751,975
4,684	Ventas Inc	268,300
2,770	Vornado Realty Trust	245,948
9,282	Weyerhaeuser Co	293,033

		4,823,230

Real Estate Management & Development — 0.0% #
4,433	CBRE Group Inc, Class A †	116,588

See Notes to Financial Statements.

Shares		Value(a)

Financials (Continued)
Thrifts & Mortgage Finance — 0.1%
7,754	Hudson City Bancorp Inc	$73,120
5,061	People’s United Financial Inc	76,522

		149,642

Total Financials		42,515,719

Health Care — 12.5%
Biotechnology — 2.3%
3,123	Alexion Pharmaceuticals Inc †	415,546
12,011	Amgen Inc	1,371,176
3,762	Biogen Idec Inc †	1,052,420
6,563	Celgene Corp †	1,108,885
24,423	Gilead Sciences Inc †	1,835,388
1,251	Regeneron Pharmaceuticals Inc †	344,325
3,723	Vertex Pharmaceuticals Inc †	276,619

		6,404,359

Health Care Equipment & Supplies — 2.0%
24,627	Abbott Laboratories	943,953
8,644	Baxter International Inc	601,190
3,091	Becton Dickinson and Co	341,525
21,267	Boston Scientific Corp †	255,629
3,366	CareFusion Corp †	134,034
7,326	Covidien PLC	498,901
1,240	CR Bard Inc	166,086
2,272	DENTSPLY International Inc	110,147
1,742	Edwards Lifesciences Corp †	114,554
606	Intuitive Surgical Inc †	232,752
15,901	Medtronic Inc	912,558
4,648	St Jude Medical Inc	287,944
4,701	Stryker Corp	353,233
1,683	Varian Medical Systems Inc †	130,752
2,723	Zimmer Holdings Inc	253,756

		5,337,014

Health Care Providers & Services — 2.0%
5,853	Aetna Inc	401,457
3,663	AmerisourceBergen Corp	257,546
5,439	Cardinal Health Inc	363,380
4,402	Cigna Corp	385,087
2,811	DaVita HealthCare Partners Inc †	178,133
12,834	Express Scripts Holding Co †	901,460
2,483	Humana Inc	256,295
1,392	Laboratory Corp of America Holdings †	127,187

See Notes to Financial Statements.

Munder Index 500 Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Providers & Services (Continued)
3,658	McKesson Corp	$590,401
1,364	Patterson Cos Inc	56,197
2,316	Quest Diagnostics Inc	123,999
1,580	Tenet Healthcare Corp †	66,550
16,035	UnitedHealth Group Inc	1,207,435
4,705	WellPoint Inc	434,695

		5,349,822

Health Care Technology — 0.1%
4,702	Cerner Corp †	262,089

Life Sciences Tools & Services — 0.5%
5,268	Agilent Technologies Inc	301,277
2,750	Life Technologies Corp †	208,450
1,790	PerkinElmer Inc	73,802
5,755	Thermo Fisher Scientific Inc	640,819
1,355	Waters Corp †	135,500

		1,359,848

Pharmaceuticals — 5.6%
25,339	AbbVie Inc	1,338,152
2,772	Actavis PLC †	465,696
4,733	Allergan Inc/United States	525,742
26,226	Bristol-Myers Squibb Co	1,393,912
15,791	Eli Lilly & Co	805,341
3,776	Forest Laboratories Inc †	226,673
2,698	Hospira Inc †	111,373
44,940	Johnson & Johnson (b)	4,116,055
46,540	Merck & Co Inc	2,329,327
6,098	Mylan Inc/PA †	264,653
2,119	Perrigo Co PLC	325,182
103,230	Pfizer Inc (b)	3,161,935
7,964	Zoetis Inc	260,343

		15,324,384

Total Health Care		34,037,516

Industrials — 10.6%
Aerospace & Defense — 2.7%
11,011	Boeing Co/The	1,502,891
5,329	General Dynamics Corp	509,186
12,498	Honeywell International Inc	1,141,942

See Notes to Financial Statements.

Shares		Value(a)

Industrials (Continued)
Aerospace & Defense (Continued)
1,411	L-3 Communications Holdings Inc	$150,780
4,285	Lockheed Martin Corp	637,008
3,535	Northrop Grumman Corp	405,146
2,313	Precision Castparts Corp	622,891
5,088	Raytheon Co	461,482
2,152	Rockwell Collins Inc	159,076
4,478	Textron Inc	164,611
13,446	United Technologies Corp	1,530,155

		7,285,168

Air Freight & Logistics — 0.8%
2,415	CH Robinson Worldwide Inc	140,891
3,274	Expeditors International of Washington Inc	144,874
4,740	FedEx Corp	681,470
11,385	United Parcel Service Inc, Class B	1,196,336

		2,163,571

Airlines — 0.2%
13,627	Delta Air Lines Inc	374,334
11,097	Southwest Airlines Co	209,067

		583,401

Building Products — 0.1%
1,422	Allegion PLC †	62,838
5,686	Masco Corp	129,471

		192,309

Commercial Services & Supplies — 0.5%
3,185	ADT Corp/The	128,897
1,604	Cintas Corp	95,582
2,729	Iron Mountain Inc	82,825
3,217	Pitney Bowes Inc	74,956
4,301	Republic Services Inc	142,793
1,365	Stericycle Inc †	158,572
7,411	Tyco International Ltd	304,148
6,950	Waste Management Inc	311,847

		1,299,620

Construction & Engineering — 0.2%
2,601	Fluor Corp	208,834
2,097	Jacobs Engineering Group Inc †	132,090
3,478	Quanta Services Inc †	109,766

		450,690

See Notes to Financial Statements.

Munder Index 500 Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Industrials (Continued)
Electrical Equipment — 0.7%
3,898	AMETEK Inc	$205,308
7,557	Eaton Corp PLC	575,239
11,212	Emerson Electric Co	786,858
2,208	Rockwell Automation Inc	260,897
1,581	Roper Industries Inc	219,253

		2,047,555

Industrial Conglomerates — 2.4%
10,187	3M Co	1,428,727
9,550	Danaher Corp	737,260
161,150	General Electric Co (b)	4,517,034

		6,683,021

Machinery — 1.7%
10,135	Caterpillar Inc	920,359
2,775	Cummins Inc	391,192
6,097	Deere & Co	556,839
2,713	Dover Corp	261,913
2,221	Flowserve Corp	175,081
6,503	Illinois Tool Works Inc	546,772
4,267	Ingersoll-Rand PLC	262,847
1,732	Joy Global Inc	101,305
5,639	PACCAR Inc	333,660
1,764	Pall Corp	150,557
2,377	Parker Hannifin Corp	305,777
3,175	Pentair Ltd	246,602
926	Snap-on Inc	101,416
2,472	Stanley Black & Decker Inc	199,466
2,938	Xylem Inc/NY	101,655

		4,655,441

Professional Services — 0.2%
607	Dun & Bradstreet Corp/The	74,509
1,938	Equifax Inc	133,896
4,030	Nielsen Holdings NV	184,937
2,207	Robert Half International Inc	92,672

		486,014

Road & Rail — 0.9%
16,145	CSX Corp	464,492
1,755	Kansas City Southern	217,322

See Notes to Financial Statements.

Shares		Value(a)

Industrials (Continued)
Road & Rail (Continued)
4,920	Norfolk Southern Corp	$456,723
868	Ryder System Inc	64,041
7,335	Union Pacific Corp	1,232,280

		2,434,858

Trading Companies & Distributors — 0.2%
4,348	Fastenal Co	206,573
983	WW Grainger Inc	251,078

		457,651

Total Industrials		28,739,299

Information Technology — 18.0%
Communications Equipment — 1.7%
85,161	Cisco Systems Inc	1,911,864
1,236	F5 Networks Inc †	112,303
1,702	Harris Corp	118,817
8,043	Juniper Networks Inc †	181,531
3,667	Motorola Solutions Inc	247,522
26,909	QUALCOMM Inc	1,997,993

		4,570,030

Computers & Peripherals — 4.0%
14,331	Apple Inc	8,041,267
32,777	EMC Corp/MA	824,342
30,610	Hewlett-Packard Co	856,468
5,428	NetApp Inc	223,308
3,598	SanDisk Corp	253,803
5,194	Seagate Technology PLC	291,695
3,353	Western Digital Corp	281,317

		10,772,200

Electronic Equipment, Instruments & Components — 0.4%
2,521	Amphenol Corp, Class A	224,823
23,051	Corning Inc	410,769
2,256	FLIR Systems Inc	67,905
3,000	Jabil Circuit Inc	52,320
6,536	TE Connectivity Ltd	360,199

		1,116,016

Information Technology Services — 1.2%
7,668	Automatic Data Processing Inc	619,651
2,344	Computer Sciences Corp	130,983

See Notes to Financial Statements.

Munder Index 500 Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Information Technology (Continued)
Information Technology Services (Continued)
4,637	Fidelity National Information Services Inc	$248,914
5,177	Paychex Inc	235,709
2,732	Total System Services Inc	90,921
8,111	Visa Inc, Class A	1,806,157
8,796	Western Union Co/The	151,731

		3,284,066

Internet Software & Services — 3.1%
2,850	Akamai Technologies Inc †	134,463
18,558	eBay Inc †	1,018,648
26,197	Facebook Inc, Class A †	1,431,928
4,469	Google Inc, Class A †	5,008,453
2,051	VeriSign Inc †	122,609
15,027	Yahoo! Inc †	607,692

		8,323,793

IT Services — 2.3%
10,125	Accenture PLC, Class A	832,478
775	Alliance Data Systems Corp †	203,771
4,818	Cognizant Technology Solutions Corp, Class A †	486,522
4,108	Fiserv Inc †	242,577
16,257	International Business Machines Corp (b)	3,049,325
1,648	MasterCard Inc, Class A	1,376,838
2,602	Teradata Corp †	118,365

		6,309,876

Office Electronics — 0.1%
18,432	Xerox Corp	224,318

Semiconductors & Semiconductor Equipment — 1.9%
5,114	Altera Corp	166,359
4,954	Analog Devices Inc	252,307
19,180	Applied Materials Inc	339,294
8,594	Broadcom Corp, Class A	254,812
1,124	First Solar Inc †	61,415
79,178	Intel Corp	2,055,461
2,654	KLA-Tencor Corp	171,077
2,586	Lam Research Corp †	140,808
3,729	Linear Technology Corp	169,856
8,679	LSI Corp	95,643
3,159	Microchip Technology Inc	141,365
16,754	Micron Technology Inc †	364,567

See Notes to Financial Statements.

Shares		Value(a)

Information Technology (Continued)
Semiconductors & Semiconductor Equipment (Continued)
9,215	NVIDIA Corp	$147,624
17,434	Texas Instruments Inc	765,527
4,273	Xilinx Inc	196,216

		5,322,331

Software — 3.3%
7,404	Adobe Systems Inc †	443,351
3,593	Autodesk Inc †	180,836
5,175	CA Inc	174,139
2,968	Citrix Systems Inc †	187,726
4,923	Electronic Arts Inc †	112,933
4,537	Intuit Inc	346,264
120,999	Microsoft Corp (b)	4,528,992
55,895	Oracle Corp	2,138,543
3,018	Red Hat Inc †	169,129
8,836	Salesforce.com Inc †	487,659
11,086	Symantec Corp	261,408

		9,030,980

Total Information Technology		48,953,610

Materials — 3.4%
Chemicals — 2.5%
3,365	Air Products & Chemicals Inc	376,140
1,057	Airgas Inc	118,225
912	CF Industries Holdings Inc	212,532
19,318	Dow Chemical Co/The	857,719
2,451	Eastman Chemical Co	197,796
4,319	Ecolab Inc	450,342
14,751	EI du Pont de Nemours & Co	958,372
2,122	FMC Corp	160,126
1,298	International Flavors & Fragrances Inc	111,602
6,958	LyondellBasell Industries NV, Class A	558,588
8,375	Monsanto Co	976,106
5,428	Mosaic Co/The	256,582
2,262	PPG Industries Inc	429,011
4,688	Praxair Inc	609,581
1,371	Sherwin-Williams Co/The	251,579
1,906	Sigma-Aldrich Corp	179,183

		6,703,484

Construction Materials — 0.1%
2,070	Vulcan Materials Co	122,999

See Notes to Financial Statements.

Munder Index 500 Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Materials (Continued)
Containers & Packaging — 0.2%
1,538	Avery Dennison Corp	$77,192
2,303	Ball Corp	118,973
1,680	Bemis Co Inc	68,813
2,833	MeadWestvaco Corp	104,623
2,676	Owens-Illinois Inc †	95,747
3,174	Sealed Air Corp	108,075

		573,423

Metals & Mining — 0.5%
17,036	Alcoa Inc	181,093
1,753	Allegheny Technologies Inc	62,459
2,471	Cliffs Natural Resources Inc	64,765
16,535	Freeport-McMoRan Copper & Gold Inc	624,031
7,930	Newmont Mining Corp	182,628
5,068	Nucor Corp	270,530
2,304	United States Steel Corp	67,968

		1,453,474

Paper & Forest Products — 0.1%
7,066	International Paper Co	346,446

Total Materials		9,199,826

Telecommunication Services — 2.2%
Diversified Telecommunication Services — 2.1%
83,909	AT&T Inc	2,950,240
9,414	CenturyLink Inc	299,836
16,284	Frontier Communications Corp	75,721
45,582	Verizon Communications Inc	2,239,900
9,632	Windstream Holdings Inc	76,863

		5,642,560

Wireless Telecommunication Services — 0.1%
5,321	Crown Castle International Corp †	390,721

Total Telecommunication Services		6,033,281

Utilities — 2.8%
Electric Utilities — 1.5%
7,761	American Electric Power Co Inc	362,749
11,245	Duke Energy Corp	776,017
5,189	Edison International	240,251
2,840	Entergy Corp	179,687
13,648	Exelon Corp	373,819

See Notes to Financial Statements.

Shares		Value(a)

Utilities (Continued)
Electric Utilities (Continued)
6,661	FirstEnergy Corp	$219,680
6,859	NextEra Energy Inc	587,268
5,018	Northeast Utilities	212,713
4,049	Pepco Holdings Inc	77,457
1,790	Pinnacle West Capital Corp	94,727
10,038	PPL Corp	302,043
14,044	Southern Co/The	577,349
7,926	Xcel Energy Inc	221,452

		4,225,212

Gas Utilities — 0.1%
1,922	AGL Resources Inc	90,776
3,285	ONEOK Inc	204,262

		295,038

Independent Power Producers & Energy Traders — 0.1%
10,458	AES Corp/VA	151,745
5,151	NRG Energy Inc	147,937

		299,682

Multi-Utilities — 1.1%
3,864	Ameren Corp	139,722
6,827	CenterPoint Energy Inc	158,250
4,236	CMS Energy Corp	113,398
4,665	Consolidated Edison Inc	257,881
9,245	Dominion Resources Inc/VA	598,059
2,816	DTE Energy Co	186,954
1,278	Integrys Energy Group Inc	69,536
4,990	NiSource Inc	164,071
7,156	PG&E Corp	288,244
8,057	Public Service Enterprise Group Inc	258,146
2,238	SCANA Corp	105,029
3,620	Sempra Energy	324,931
3,331	TECO Energy Inc	57,427
3,608	Wisconsin Energy Corp	149,155

		2,870,803

Total Utilities		7,690,735

TOTAL COMMON STOCKS
(Cost $81,728,964)		262,776,336

INVESTMENT COMPANY — 2.2%
(Cost $6,091,725)
6,091,725	State Street Institutional U.S. Government Money Market Fund	6,091,725

See Notes to Financial Statements.

Munder Index 500 Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Principal Amount		Value(a)

U.S. TREASURY BILL — 1.3%
(Cost $3,498,741)
$3,500,000	0.081% due 06/12/2014 (b),(d),(e)	$3,499,177

TOTAL INVESTMENTS
(Cost $91,319,430)	100.2%	272,367,238
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(644,902)

NET ASSETS	100.0%	$271,722,336

#	Amount represents less than 0.05% of net assets.

†	Non-income producing security.

(a)	As of December 31, 2013, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

(b)	Security, of a portion thereof, is pledged or designated on the Fund’s books as collateral for future contracts.

(c)	Affiliated company security (See Notes to Financial Statements, Notes 3 and 7).

(d)	Rate represents annualized yield at date of purchase.

(e)	Zero-coupon bond.

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

Munder Index 500 Fund

Statement of Assets and Liabilities, December 31, 2013 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $91,247,090)	$272,228,754
Securities of affiliated company (cost — $72,340)	138,484

Total Investments	272,367,238
Cash	1,004
Dividends and interest receivable	359,507
Receivable for Fund shares sold	391,767
Variation margin receivable on open futures contracts	34,560
Prepaid expenses and other assets	35,579

Total Assets	273,189,655

LIABILITIES:
Payable for Fund shares redeemed	1,165,070
Trustees’ fees and expenses payable	122,463
Transfer agency/record keeping fees payable	36,701
Distribution and shareholder servicing fees payable — Class A, B and R Shares	34,091
Administration fees payable	31,503
Custody fees payable	11,868
Shareholder servicing fees payable — Class K Shares	2,068
Investment advisory fees payable	938
Accrued expenses and other payables	62,617

Total Liabilities	1,467,319

NET ASSETS	$271,722,336

Investments, at cost	$91,319,430

See Notes to Financial Statements.

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(62,893)
Accumulated net realized gain on security transactions and futures contracts	2,233,942
Net unrealized appreciation of securities and futures contracts	181,210,658
Paid-in capital	88,340,629

$271,722,336

NET ASSETS:
Class Y Shares	$35,078,119

Class A Shares	$207,991,841

Class B Shares	$3,281,929

Class K Shares	$9,869,355

Class R Shares	$15,501,092

SHARES OUTSTANDING:
Class Y Shares	1,631,705

Class A Shares	9,711,178

Class B Shares	153,164

Class K Shares	461,331

Class R Shares	724,330

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$21.50

CLASS A SHARES:
Net asset value and redemption price per share	$21.42

Maximum sales charge	2.50%
Maximum offering price per share	$21.97

CLASS B SHARES:
Net asset value and offering price per share*	$21.43

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$21.39

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$21.40

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

Munder Index 500 Fund

Statement of Operations, For the Period Ended December 31, 2013 (Unaudited)

INVESTMENT INCOME:
Interest	$431
Dividends on securities of unaffiliated companies	2,714,722
Dividends on security of affiliated company	1,041

Total Investment Income	2,716,194

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	253,159
Class B Shares	17,468
Class R Shares	36,188
Shareholder servicing fees:
Class K Shares	12,647
Investment advisory fees	259,535
Administration fees	184,434
Transfer agency/record keeping fees	123,984
Custody fees	63,154
Registration and filing fees	34,029
Trustees’ fees and expenses	28,497
Legal and audit fees	24,851
Other	50,154

Total Expenses	1,088,100
Fees waived by distributor	(109,997)

Net Expenses	978,103

NET INVESTMENT INCOME	1,738,091

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Security transactions of unaffiliated companies	7,338,577
Security transactions of affiliated company	3,241
Futures contracts	1,148,300
Net change in unrealized appreciation/(depreciation) of:
Securities of unaffiliated companies	28,134,108
Security of affiliated company	20,240
Futures contracts	420,828

Net realized and unrealized gain on investments	37,065,294

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,803,385

See Notes to Financial Statements.

Munder Index 500 Fund

Statements of Changes in Net Assets

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Net investment income	$1,738,091	$3,461,439
Net realized gain from security transactions and futures contracts	8,490,118	19,727,359
Net change in net unrealized appreciation/(depreciation) of securities and futures contracts	28,575,176	19,313,587

Net increase in net assets resulting from operations	38,803,385	42,502,385
Dividends to shareholders from net investment income:
Class Y Shares	(286,762)	(308,252)
Class A Shares	(1,559,759)	(2,626,756)
Class B Shares	(19,697)	(46,141)
Class K Shares	(71,403)	(128,778)
Class R Shares	(87,071)	(120,626)
Distributions to shareholders from net realized gain/loss:
Class Y Shares	(1,948,136)	(1,929,423)
Class A Shares	(11,645,449)	(21,219,968)
Class B Shares	(183,737)	(516,915)
Class K Shares	(550,923)	(1,075,571)
Class R Shares	(864,014)	(1,271,148)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	1,150,188	13,182,914
Class A Shares	(3,178,391)	(7,646,782)
Class B Shares	(648,782)	(2,598,465)
Class K Shares	(764,515)	(3,355,170)
Class R Shares	1,317,699	1,903,932

Net increase in net assets	19,462,633	14,745,236
NET ASSETS:
Beginning of period	252,259,703	237,514,467

End of period	$271,722,336	$252,259,703

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(62,893)	$223,708

See Notes to Financial Statements.

Munder Index 500 Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Amount
Class Y Shares:
Sold	$1,031,801	$15,151,633
Issued as reinvestment of dividends and distributions	2,142,083	2,183,398
Redeemed	(2,023,696)	(4,152,117)

Net increase	$1,150,188	$13,182,914

Class A Shares:
Sold *	$12,023,336	$27,158,978
Issued as reinvestment of dividends and distributions	11,357,517	20,403,275
Redeemed	(26,559,244)	(55,209,035)

Net decrease	$(3,178,391)	$(7,646,782)

Class B Shares:
Sold	$45,757	$95,974
Issued as reinvestment of dividends and distributions	159,955	456,600
Redeemed *	(854,494)	(3,151,039)

Net decrease	$(648,782)	$(2,598,465)

Class K Shares:
Sold	$307,359	$2,271,547
Issued as reinvestment of dividends and distributions	602,036	1,167,940
Redeemed	(1,673,910)	(6,794,657)

Net decrease	$(764,515)	$(3,355,170)

Class R Shares:
Sold	$2,512,272	$4,272,151
Issued as reinvestment of dividends and distributions	951,084	1,391,788
Redeemed	(2,145,657)	(3,760,007)

Net increase	$1,317,699	$1,903,932

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Shares
Class Y Shares:
Sold	48,376	764,048
Issued as reinvestment of dividends and distributions	100,117	124,014
Redeemed	(92,132)	(215,905)

Net increase	56,361	672,157

Class A Shares:
Sold*	570,157	1,416,072
Issued as reinvestment of dividends and distributions	532,777	1,165,930
Redeemed	(1,255,583)	(2,857,880)

Net decrease	(152,649)	(275,878)

Class B Shares:
Sold	2,154	5,393
Issued as reinvestment of dividends and distributions	7,498	26,145
Redeemed*	(40,473)	(164,933)

Net decrease	(30,821)	(133,395)

Class K Shares:
Sold	14,668	118,428
Issued as reinvestment of dividends and distributions	28,281	66,828
Redeemed	(78,303)	(350,706)

Net decrease	(35,354)	(165,450)

Class R Shares:
Sold	119,822	219,906
Issued as reinvestment of dividends and distributions	44,643	79,737
Redeemed	(102,115)	(193,103)

Net increase	62,350	106,540

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$19.80		$18.94	$20.94	$18.27	$16.76	$25.43

Income/(loss) from investment operations:
Net investment income	0.16		0.31	0.27	0.28	0.27	0.37
Net realized and unrealized gain/(loss) on investments	2.99		3.11	0.48	5.05	2.18	(6.66)

Total from investment operations	3.15		3.42	0.75	5.33	2.45	(6.29)

Less distributions:
Dividends from net investment income	(0.18)		(0.30)	(0.28)	(0.29)	(0.28)	(0.38)
Distributions from net realized gains	(1.27)		(2.26)	(2.47)	(2.37)	(0.66)	(2.00)

Total distributions	(1.45)		(2.56)	(2.75)	(2.66)	(0.94)	(2.38)

Short-term trading fees	—		—	—	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$21.50		$19.80	$18.94	$20.94	$18.27	$16.76

Total return(d)	15.98%		19.94%	4.89%	29.99%	14.18%	(26.47)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$35,078		$31,188	$17,104	$14,154	$21,021	$27,609
Ratio of operating expenses to average net assets	0.58	%(e)	0.59%	0.65%	0.61%	0.57%	0.55%
Ratio of net investment income to average net assets	1.47	%(e)	1.61%	1.43%	1.38%	1.41%	2.00%
Portfolio turnover rate	2%		5%	3%	5%	5%	6%
Ratio of operating expenses to average net assets without expense waivers	0.58	%(e)	0.59%	0.65%	0.61%	0.57%	0.55%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on December 1, 1991 and December 9, 1992, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns for Class A Shares would have been lower if not for expense fee waivers and/or expense reimbursements.

(e)	Annualized.

See Notes to Financial Statements.

A Shares
Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)

$19.73		$18.88	$20.89	$18.22	$16.72	$25.38

0.14		0.28	0.25	0.25	0.25	0.34

2.99		3.10	0.46	5.05	2.16	(6.64)

3.13		3.38	0.71	5.30	2.41	(6.30)

(0.17)		(0.27)	(0.25)	(0.26)	(0.25)	(0.36)

(1.27)		(2.26)	(2.47)	(2.37)	(0.66)	(2.00)

(1.44)		(2.53)	(2.72)	(2.63)	(0.91)	(2.36)

—		—	—	0.00 (c)	0.00 (c)	0.00 (c)

$21.42		$19.73	$18.88	$20.89	$18.22	$16.72

15.90%		19.77%	4.69%	29.88%	13.98%	(26.59)%

$207,992		$194,601	$191,446	$231,167	$201,950	$196,811

0.73	%(e)	0.75%	0.80%	0.76%	0.72%	0.71%

1.32	%(e)	1.47%	1.30%	1.23%	1.26%	1.87%
2%		5%	3%	5%	5%	6%

0.83	%(e)	0.85%	0.90%	0.86%	0.82%	0.81%

See Notes to Financial Statements.

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

(continued)

	B Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$19.74		$18.89	$20.90	$18.23	$16.73	$25.39

Income/(loss) from investment operations:
Net investment income	0.10		0.21	0.18	0.18	0.18	0.28
Net realized and unrealized gain/(loss) on investments	2.99		3.10	0.46	5.05	2.16	(6.64)

Total from investment operations	3.09		3.31	0.64	5.23	2.34	(6.36)

Less distributions:
Dividends from net investment income	(0.13)		(0.20)	(0.18)	(0.19)	(0.18)	(0.30)
Distributions from net realized gains	(1.27)		(2.26)	(2.47)	(2.37)	(0.66)	(2.00)

Total distributions	(1.40)		(2.46)	(2.65)	(2.56)	(0.84)	(2.30)

Short-term trading fees	—		—	—	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$21.43		$19.74	$18.89	$20.90	$18.23	$16.73

Total return(d)	15.69%		19.35%	4.32%	29.42%	13.58%	(26.83)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$3,282		$3,631	$5,994	$11,571	$16,642	$24,338
Ratio of operating expenses to average net assets	1.08	%(e)	1.11%	1.15%	1.11%	1.07%	1.05%
Ratio of net investment income to average net assets	0.97	%(e)	1.11%	0.94%	0.89%	0.91%	1.52%
Portfolio turnover rate	2%		5%	3%	5%	5%	6%
Ratio of operating expenses to average net assets without expense waivers	1.58	%(e)	1.61%	1.65%	1.61%	1.57%	1.55%

(a)	Class B Shares and Class K Shares of the Fund commenced operations on October 31, 1995 and December 7, 1992, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns for Class B would have been lower if not for expense fee waivers and/or expense reimbursements.

(e)	Annualized.

See Notes to Financial Statements.

K Shares
Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)

$19.71		$18.86	$20.87	$18.21	$16.71	$25.37

0.13		0.26	0.23	0.23	0.23	0.33

2.98		3.10	0.46	5.04	2.16	(6.65)

3.11		3.36	0.69	5.27	2.39	(6.32)

(0.16)		(0.25)	(0.23)	(0.24)	(0.23)	(0.34)

(1.27)		(2.26)	(2.47)	(2.37)	(0.66)	(2.00)

(1.43)		(2.51)	(2.70)	(2.61)	(0.89)	(2.34)

—		—	—	0.00 (c)	0.00 (c)	0.00 (c)

$21.39		$19.71	$18.86	$20.87	$18.21	$16.71

15.81%		19.68%	4.58%	29.71%	13.88%	(26.67)%

$9,869		$9,789	$12,490	$17,025	$32,558	$49,686

0.83	%(e)	0.86%	0.90%	0.86%	0.82%	0.79%

1.21	%(e)	1.37%	1.19%	1.15%	1.17%	1.76%
2%		5%	3%	5%	5%	6%

0.83	%(e)	0.86%	0.90%	0.86%	0.82%	0.79%

See Notes to Financial Statements.

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

(continued)

	R Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$19.71		$18.87	$20.88	$18.21	$16.71	$25.38

Income/(loss) from investment operations:
Net investment income	0.10		0.21	0.18	0.18	0.18	0.27
Net realized and unrealized gain/(loss) on investments	2.99		3.09	0.46	5.05	2.16	(6.64)

Total from investment operations	3.09		3.30	0.64	5.23	2.34	(6.37)

Less distributions:
Dividends from net investment income	(0.13)		(0.20)	(0.18)	(0.19)	(0.18)	(0.30)
Distributions from net realized gains	(1.27)		(2.26)	(2.47)	(2.37)	(0.66)	(2.00)

Total distributions	(1.40)		(2.46)	(2.65)	(2.56)	(0.84)	(2.30)

Short-term trading fees	—		—	—	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$21.40		$19.71	$18.87	$20.88	$18.21	$16.71

Total return(d)	15.71%		19.31%	4.32%	29.45%	13.59%	(26.89)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,501		$13,050	$10,480	$8,332	$6,492	$6,231
Ratio of operating expenses to average net assets	1.08	%(e)	1.10%	1.16%	1.11%	1.07%	1.06%
Ratio of net investment income to average net assets	0.97	%(e)	1.11%	0.94%	0.88%	0.91%	1.50%
Portfolio turnover rate	2%		5%	3%	5%	5%	6%
Ratio of operating expenses to average net assets without expense waivers	1.08	%(e)	1.10%	1.16%	1.11%	1.07%	1.06%

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized

See Notes to Financial Statements.

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2013 (Unaudited)

1.	Organization

As of December 31, 2013, the Munder Funds consisted of 11 portfolios, each of which is a series of Munder Series Trust (“MST”). Information presented in these financial statements pertains only to the Munder Index 500 Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide performance and income that is comparable to the S&P 500® Index, a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders other than pursuant to an exchange or a distribution reinvestment. Class B Shares may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

Valuation Inputs	Investments in Securities	Investments in Other Financial Instruments*
Level 1 — Quoted Prices	$272,367,238	$162,850
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$272,367,238	$162,850

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended December 31, 2013.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis. The daily changes in futures contracts are recorded as net change in unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method, subject to certain minimums. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2013.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2010.

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

rate of 0.20% on the first $250 million of its average daily net assets; 0.12% on the next $250 million; and 0.07% on average daily net assets exceeding $500 million. During the period ended December 31, 2013, the Fund paid an annual effective rate of 0.20% for advisory services. Pursuant to an investment sub-advisory agreement with the Advisor, World Asset Management, Inc. (“World”) is responsible for the management of the Fund, including all decisions regarding purchases and sales of portfolio securities. For its services with regard to the Fund, World is entitled to receive from the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.12% on the first $10 million of the Fund’s average daily net assets; 0.10% on the next $40 million; 0.08% on the next $50 million; 0.04% on the next $100 million; and 0.02% on average daily net assets exceeding $200 million.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2013, the Advisor earned $184,434 before payment of sub-administration fees and $124,594 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2013, the Fund paid an annual effective rate of 0.1394% for administrative services.

Comerica Bank, which is an affiliate of World, provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. For the period ended December 31, 2013, Comerica Bank was paid $1,177 for its administrative, record keeping and other related services provided to the Fund.

During the period ended December 31, 2013, each Trustee was paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee of MST, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

who was Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also received an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2013, no officer, director or employee of the Advisor, World, Comerica Bank or any of their affiliates received any compensation from MST.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) that applies to the Fund’s Class A, Class B, Class K and Class R Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates payable under the Plan for each class, as a percentage of average daily net assets, were as follows:

Class A Shares 12b-1 Fees	Class B Shares 12b-1 Fees	Class R Shares 12b-1 Fees	Class K Shares Service Fees
0.25%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor (“Distributor”).

During the period ended December 31, 2013, the Distributor voluntarily waived a portion of its 12b-1 fees for Class A and Class B Shares of the Fund amounting to $101,263 and $8,734, respectively. These waivers are collectively reflected as fees waived by distributor in the accompanying Statement of Operations.

Comerica Bank and Comerica Securities, Inc. (“Comerica Securities”), a wholly owned subsidiary of Comerica Bank, are among the Service

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2013, the Fund paid $259 to Comerica Securities and $431 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, B, K and R shareholders.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $4,421,038 and $15,973,707, respectively, for the period ended December 31, 2013.

At December 31, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $182,304,887, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,257,079 and net appreciation for financial reporting purposes was $181,047,808. At December 31, 2013, aggregate cost for financial reporting purposes was $91,319,430.

6.	Derivative Financial Instruments

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments as of December 31, 2013 is as follows:

Derivatives	Asset Derivatives	Fair Value
Equity Contracts (Futures)	Balance Sheet Location:
	Net Assets — Net Unrealized Appreciation	$162,850	*

*	Includes cumulative appreciation/(depreciation) of futures contracts as described below. The Statement of Assets and Liabilities only separately discloses current day’s variation margin.

For the period ended December 31, 2013, the Fund had the following derivative activity:

Derivative	Net Realized Gain Recognized in Income	Net Change in Unrealized Appreciation/ (Depreciation) Recognized in Income
Equity Contracts (Futures)	$1,148,300	$420,828

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

At December 31, 2013, the Fund had the following open financial futures contracts*:

	Contracts	Notional Value of Contracts	Market Value of Contracts	Gross Unrealized Appreciation
S&P 500 E-MINI Index Futures, March 2014	108	$9,779,090	$9,941,940	$162,850

*	The number of futures contracts held during the period averaged approximately 115, decreasing from 173 to 108 during the year ended December 31, 2013.

7.	Affiliated Company Securities

The term “affiliated company” includes any company with control over an investment advisor or sub-advisor to the Fund. At, or during the period ended December 31, 2013, the Fund held the following securities of a company that could be deemed to be an affiliated company:

		Purchased		Sold
Company	Value at 6/30/13	Cost	Shares	Proceeds	Shares	Value at 12/31/2013	Dividend Income	Realized Gain
Comerica Incorporated	$121,920	$—	—	$6,916	148	$138,484	$1,041	$3,241

8.	Revolving Line of Credit

Effective December 4, 2013, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee equal to 0.11% per annum on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. During the period ended December 31, 2013, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2013, total commitment fees for the Fund were $1,003.

9.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

10.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2013, permanent differences resulting primarily from partnership basis adjustments and non-taxable dividend adjustments to income were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-in Capital
$(18,075)	$18,075	$—

The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2013 and June 30, 2012 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
June 30, 2013	$3,711,829	$25,531,749	$29,243,578
June 30, 2012	$3,807,743	$28,930,299	$32,738,042

At June 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Capital Gains	Unrealized Appreciation	Total
$735,807	$11,338,186	$149,755,326	$161,829,319

The differences between book and tax distributable earnings were primarily due to wash sales, mark-to-market adjustments of futures contracts, real estate investment trust basis adjustments, deferred trustees’ fees and return of capital basis adjustments.

11.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures

A description of World’s proxy voting policies and procedures is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov. World votes proxies for the Fund in a manner that complies with these proxy voting policies and procedures.

13.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ended June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

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BOARD OF TRUSTEES

Thomas D. Eckert, Chairman

John Rakolta Jr., Vice Chairman

John Engler

Thomas P. Lemke

Michael T. Monahan

Lisa A. Payne

OFFICERS

James V. FitzGerald, President and Principal Executive Officer

Peter K. Hoglund, Vice President and Principal Financial Officer

Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer

David W. Rumph, Treasurer and Principal Accounting Officer

Amy D. Eisenbeis, Assistant Secretary

Francine S. Hayes, Assistant Secretary

Mary Ann C. Shumaker, Assistant Secretary

Kevin R. Kuhl, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management

Munder Capital Center

480 Pierce Street

Birmingham, MI 48009

SUB-ADVISOR

World Asset Management, Inc.

255 East Brown Street

Birmingham, MI 48009

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

SANNINDEX1213

SEMI-ANNUAL REPORT

December 31, 2013

Munder Integrity Mid-Cap Value Fund

Class Y & A Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds® Letter to Shareholders

DEAR SHAREHOLDERS:

As global markets entered the second half of 2013, the mighty Fed was scaring investors with the prospect of tapering the extended bond purchases that had been providing fuel to the economic fire. The Fed was clear that their approach would be measured and lengthy, and that the liquidity cushion provided by the bond purchases would likely continue until the economy was growing in a healthy and sustainable fashion. After the initial fear, optimism regained its place at the top of investors’ minds.

U.S. gross domestic product (GDP) growth of 4.1% in the third quarter, the introduction of modest tapering in November and improving labor market metrics and corporate earnings all combined to produce a robust global equity rally in the last half of 2013. To wit, for the six months ended December 31, 2013, the S&P 500® Index (a measure of the large-cap sector of the U.S. stock market) returned 16.3%, the Russell Mid-Cap® Growth Index (a measure of the growth style in the mid-cap segment of the U.S. equity universe) returned 18.3%, the Russell 2000® Value Index (a measure of the value style in the small-cap segment of the U.S. equity universe) returned 17.6%, the S&P® Developed ex-US SmallCap Index (a measure of the small-cap segment of developed equity markets excluding the U.S.) returned 21.2% and the S&P® Emerging Plus SmallCap Index (a measure of the small-cap segment of emerging equity markets including Korea) returned 6.9%. The lag in performance in emerging markets signaled general growth and currency concerns about these nascent economies, but the global economic outlook by investors, especially in developed economies, generated strong returns across the board.

In the United States, as often happens in an improving growth environment, small-cap stocks outperformed mid-cap and large-cap stocks, and growth-oriented portfolios outperformed value-oriented portfolios. The small-cap universe, as viewed through the lens of the Russell 2000® Indices, showed growth outperforming value by 4.4%. In the mid-cap world (Russell MidCap® Indices), growth outperformed value by a more narrow 1.6%. The large-cap growth outperformance over value (using the S&P 500® Indices) was 4.5%. On a capitalization basis, small-cap stocks outperformed mid-cap stocks by 3.1% and large-cap stocks by 3.5%.

International markets, particularly in developed countries, showed high correlation with domestic indices as an improving economic outlook combined with the acceptance of the U.S. Fed strategy on bond purchase tapering. Similar to domestic markets, small-cap international stocks outperformed large-cap international stocks by 3.3%. Europe outperformed Asia following the surprise 25 basis point rate cut by the European Central Bank in November. As noted above, the emerging market economies recovered slightly from the first half of 2013, but only the small-cap segment had a positive return for the full calendar year. The emerging markets continue to be the area of most concern to investors, and will likely provide higher volatility as we move through 2014.

In the fixed income market, the last six months of 2013 were rather staid, surprisingly so given the abrupt June reaction to the concept of tapering. For the last six months of 2013, the Barclays U.S. Aggregate Bond Index (a measure of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market) was up 0.43% (although the Index was down 2% for the full calendar year). Following the strong GDP growth in the third quarter, in November the Fed reduced their bond purchase program by $10 billion, the first move of the taper strategy. In sharp contrast to the summer months, the bond market volatility was more measured and orderly. While interest rates did increase heading into the December Fed meeting, non-government sectors outperformed Treasuries across the entire investment grade and high-yield spectrum.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, I encourage you to contact your financial advisor. You may also contact the Funds at 1-800-468-6337 or through our website at www.munder.com. My colleagues and I sincerely appreciate the confidence you have placed in the Munder Funds and we value the opportunity to help you meet your investment goals.

Very Truly Yours,

James FitzGerald

President and Principal Executive Officer, The Munder Funds

President, Munder Capital Management

Table of

Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
16	Notes to Financial Statements

Past performance is no guarantee of future results.

The information and statistical data in the President’s Letter is current as of December 31, 2013. The information may change, and the Munder Funds disclaim any obligation to advise investors of any such changes. The information is general in nature and is not intended to provide personal investment advice or to be an endorsement of any specific investment. While the information presented was obtained or derived from third-party sources believed to be reliable, the Munder Funds do not guarantee the accuracy of the information.

Risks:    The Fund invests in smaller and medium-sized company stocks, which are more volatile and less liquid than larger, more established company securities. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. A substantial portion of the Fund’s assets is invested in the financials sector, whose performance can be significantly negatively impacted by economic downturns and changes in government regulation and interest rates. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. Performance and after-tax returns can be significantly impacted by the Fund’s investments in Initial Public Offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

Munder Funds distributed through Funds Distributor, LLC.

i

Management’s Discussion of Fund Performance (Unaudited)

INVESTMENT PROCESS HIGHLIGHTS

The Munder Integrity Mid-Cap Value Fund’s management team seeks to achieve capital appreciation in the Fund by investing in stocks of medium sized companies (according to their market capitalization) that the team believes are undervalued, but poised to outperform. The Fund generally invests in companies with market capitalizations within the range of the companies in the Russell Midcap® Index.

The management team’s investment philosophy is rooted in the belief that consistent, long-term performance can be achieved by applying a prudent value approach and investing in what they have determined to be statistically cheap stocks trading below their estimated value, investing in companies that have improving sentiment, and continuously evaluating the risk exposure. Specifically they seek to invest in the right company, at the right price, and at the right time.

INVESTING ENVIRONMENT

During the six months ended December 31, 2013, equity markets advanced as lawmakers averted a lengthy government shutdown, testimony from Fed Chair nominee Janet Yellen was fairly dovish, and investors continued to embrace equities. The commitment to fairly accommodative monetary policy, positive seasonal sentiment, along with signs of improvement in Europe and China, led to double-digit returns for equities. Within the Russell Midcap® Value Index, industrials, technology and health care were amongst the best performing sectors for the period. Utilities and financials were underperformers. Mid-cap value stocks underperformed mid-cap growth stocks.

The Fund’s focus on selecting companies with good valuation and catalysts for outperformance led to strength in financials and industrials relative to the Russell Midcap® Value Index. The Fund’s energy and health care holdings exhibited some weakness. The Fund’s sector weights relative to the Index were a positive as the Fund was underweight utilities and financials (primarily REITs), which underperformed.

ii

SECTOR DIVERSIFICATION
Financials	27.5%
Industrials	13.6%
Information Technology	13.1%
Consumer Discretionary	10.8%
Health Care	10.5%
Utilities	6.6%
Energy	6.4%
Materials	6.2%
Consumer Staples	3.5%
Other	1.8%

Total	100.0%

As a percentage of net assets as of 12/31/13.

PERFORMANCE DISCUSSION

During the six-month period ended December 31, 2013, the Fund returned 16.67%, outperforming the Russell Midcap® Value Index, which returned 14.95% over the same period.

Notable contributors to the Fund’s performance during the period included: Spirit AeroSystems Holdings, Inc., which designs and manufactures aerostructures; Lincoln National Corporation, which provides multiple insurance and investment management products; Forest Laboratories, Inc., which manufactures and sells drug products; ARRIS Group, Inc., which specializes in the design, engineering and supply of broadband services for residential and business customers; and Ameriprise Financial, Inc., which provides financial planning, brokerage, asset management and insurance services to individuals, businesses and institutions.

Notable detractors to the Fund’s performance during the period included: SUPERVALU INC., which distributes and sells food and nonfood items at wholesale; HCP, Inc., which operates as a real estate investment trust (“REIT”); Health Care REIT, Inc., a REIT; Community Health Systems, Inc., which operates general acute care hospitals; and Abercrombie & Fitch Co., which operates apparel and personal care stores.

FUND CHANGES

The Fund’s management team identified several new investment opportunities for the Fund during the period, including: EnerSys, Inc., an industrial battery maker; Integrated Device Technology, Inc., a maker of semiconductors; Synovus Financial Corp., a commercial bank; Western Digital Corporation, a computer storage manufacturer; and Whirlpool Corporation, an appliance manufacturer.

The team funded these positions in part by selling the Fund’s positions in: Applied Materials, Inc., a semiconductor equipment maker; Community Health Systems, Inc.; Macy’s Inc., a department store; NorthStar Realty Finance Corp., a commercial real estate REIT; and TriQuint Semiconductor, Inc., a maker of semiconductors.

The Fund’s performance contained in the Management’s Discussion of Fund Performance is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ. Management’s Discussion of Fund Performance presents information about the Fund’s holdings that are believed to be accurate,

iii

and the views of the portfolio managers, as of December 31, 2013. The Fund’s holdings, the information about the Fund’s holdings and the views of the portfolio managers may change, and the Fund disclaims any obligation to advise shareholders of any such changes. Discussions regarding specific holdings are for illustration only and are not intended as recommendations to purchase or sell individual stocks. A complete list of Fund holdings as of December 31, 2013 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies (approximately 800 of the smallest securities in the Russell 1000® Index, which includes the 1,000 largest stocks by market capitalization in the Russell 3000® Index, an index of the top 3,000 U.S. stocks by market capitalization covering 98% of the U.S. equity investable universe) with higher composite value scores. Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 through December 31, 2013.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to

vi

an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13-12/31/13	Annualized Expense Ratio
Actual
Class Y	$1,000.00	$1,166.70	$6.83	1.25%
Class A	$1,000.00	$1,166.20	$8.19	1.50%
Hypothetical
Class Y	$1,000.00	$1,018.90	$6.36	1.25%
Class A	$1,000.00	$1,017.64	$7.63	1.50%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Integrity Mid-Cap Value Fund

Portfolio of Investments, December 31, 2013 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 98.2%
Consumer Discretionary — 10.8%
Auto Components — 1.0%
775	TRW Automotive Holdings Corp †	$57,652

Hotels, Restaurants & Leisure — 2.8%
2,714	MGM Resorts International †	63,833
520	Starwood Hotels & Resorts Worldwide Inc	41,314
730	Wyndham Worldwide Corp	53,794

		158,941

Household Durables — 2.7%
2,740	DR Horton Inc †	61,157
1,355	Leggett & Platt Inc	41,924
320	Whirlpool Corp	50,195

		153,276

Leisure Equipment & Products — 1.0%
1,210	Brunswick Corp/DE	55,732

Media — 1.6%
3,009	Gannett Co Inc	89,006

Multiline Retail — 0.7%
720	Kohl’s Corp	40,860

Specialty Retail — 1.0%
1,372	Foot Locker Inc	56,856

Total Consumer Discretionary		612,323

Consumer Staples — 3.5%
Beverages — 1.0%
810	Beam Inc	55,129

Food & Staples Retailing — 0.5%
5,800	Rite Aid Corp †	29,348

Food Products — 2.0%
594	Hain Celestial Group Inc/The †	53,923
1,835	Tyson Foods Inc, Class A	61,399

		115,322

Total Consumer Staples		199,799

Energy — 6.4%
Energy Equipment & Services — 2.9%
770	Cameron International Corp †	45,838
1,684	Helix Energy Solutions Group Inc †	39,035

See Notes to Financial Statements.

1

Munder Integrity Mid-Cap Value Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Energy (Continued)
Energy Equipment & Services (Continued)
1,068	Noble Corp plc	$40,018
1,424	Superior Energy Services Inc †	37,893

		162,784

Oil, Gas & Consumable Fuels — 3.5%
860	Gulfport Energy Corp †	54,309
4,892	Kodiak Oil & Gas Corp †	54,839
792	Noble Energy Inc	53,943
686	PDC Energy Inc †	36,509

		199,600

Total Energy		362,384

Financials — 27.5%
Capital Markets — 4.0%
235	Affiliated Managers Group Inc †	50,967
830	Ameriprise Financial Inc	95,492
2,166	Invesco Ltd	78,842

		225,301

Commercial Banks — 8.6%
1,427	Comerica Inc	67,840
3,685	Fifth Third Bancorp	77,495
2,450	First Horizon National Corp	28,542
4,994	KeyCorp	67,019
6,790	Regions Financial Corp	67,153
2,160	SunTrust Banks Inc	79,510
12,340	Synovus Financial Corp	44,424
1,835	Zions Bancorporation	54,977

		486,960

Insurance — 8.1%
1,019	American Financial Group Inc/OH	58,817
1,029	Arch Capital Group Ltd †	61,421
1,130	Arthur J Gallagher & Co	53,031
1,955	Fidelity National Financial Inc, Class A	63,440
4,345	Genworth Financial Inc, Class A †	67,478
2,050	Hartford Financial Services Group Inc	74,271
1,558	Lincoln National Corp	80,424

		458,882

See Notes to Financial Statements.

2

Shares		Value(a)

Financials (Continued)
Real Estate Investment Trusts (REITs) — 5.9%
3,119	DDR Corp	$47,939
3,850	Duke Realty Corp	57,904
2,834	General Growth Properties Inc	56,878
795	Health Care REIT Inc	42,588
3,850	Host Hotels & Resorts Inc	74,844
1,440	Prologis Inc	53,208

		333,361

Real Estate Management & Development — 0.9%
525	Jones Lang LaSalle Inc	53,755

Total Financials		1,558,259

Health Care — 10.5%
Health Care Equipment & Supplies — 2.6%
6,335	Boston Scientific Corp †	76,147
770	Zimmer Holdings Inc	71,756

		147,903

Health Care Providers & Services — 5.0%
912	Cigna Corp	79,782
1,675	Health Net Inc/CA †	49,697
800	HealthSouth Corp	26,656
680	Universal Health Services Inc, Class B	55,257
2,280	VCA Antech Inc †	71,501

		282,893

Life Sciences Tools & Services — 1.3%
1,290	Agilent Technologies Inc	73,775

Pharmaceuticals — 1.6%
1,494	Forest Laboratories Inc †	89,685

Total Health Care		594,256

Industrials — 13.6%
Aerospace & Defense — 5.0%
480	B/E Aerospace Inc †	41,774
635	Esterline Technologies Corp †	64,744
1,272	Hexcel Corp †	56,846
1,846	Spirit Aerosystems Holdings Inc, Class A †	62,912
1,480	Textron Inc	54,405

		280,681

Building Products — 0.9%
1,205	Owens Corning †	49,068

See Notes to Financial Statements.

3

Munder Integrity Mid-Cap Value Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Industrials (Continued)
Construction & Engineering — 0.7%
927	EMCOR Group Inc	$39,342

Electrical Equipment — 0.7%
560	EnerSys Inc	39,250

Machinery — 3.4%
1,223	ITT Corp	53,103
1,280	Navistar International Corp †	48,883
1,130	Oshkosh Corp	56,929
855	Terex Corp	35,902

		194,817

Road & Rail — 2.9%
1,870	Hertz Global Holdings Inc †	53,519
407	Kansas City Southern	50,399
1,169	Old Dominion Freight Line Inc †	61,980

		165,898

Total Industrials		769,056

Information Technology — 13.1%
Communications Equipment — 1.5%
2,145	ARRIS Group Inc †	52,263
1,460	Ciena Corp †	34,938

		87,201

Computers & Peripherals — 1.6%
615	SanDisk Corp	43,382
575	Western Digital Corp	48,242

		91,624

Electronic Equipment, Instruments & Components — 2.6%
1,120	Arrow Electronics Inc †	60,760
1,734	CDW Corp/DE	40,506
3,585	Vishay Intertechnology Inc †	47,537

		148,803

IT Services — 0.9%
1,130	Teradata Corp †	51,404

Semiconductors & Semiconductor Equipment — 4.9%
6,795	Atmel Corp †	53,205
3,292	Fairchild Semiconductor International Inc †	43,948
3,555	Integrated Device Technology Inc †	36,225
3,765	Intersil Corp, Class A	43,185

See Notes to Financial Statements.

4

Shares		Value(a)

Information Technology (Continued)
Semiconductors & Semiconductor Equipment (Continued)
860	Lam Research Corp †	$46,827
1,860	Skyworks Solutions Inc †	53,122

		276,512

Software — 1.6%
2,845	Nuance Communications Inc †	43,244
1,338	PTC Inc †	47,352

		90,596

Total Information Technology		746,140

Materials — 6.2%
Chemicals — 4.7%
2,159	Chemtura Corp †	60,279
614	FMC Corp	46,333
887	HB Fuller Co	46,160
610	Methanex Corp	36,136
2,097	PolyOne Corp	74,129

		263,037

Containers & Packaging — 0.8%
439	Rock Tenn Co, Class A	46,099

Metals & Mining — 0.7%
1,172	RTI International Metals Inc †	40,094

Total Materials		349,230

Utilities — 6.6%
Electric Utilities — 4.6%
850	FirstEnergy Corp	28,033
2,295	Great Plains Energy Inc	55,631
1,185	Pinnacle West Capital Corp	62,710
2,368	PPL Corp	71,253
1,440	Westar Energy Inc	46,325

		263,952

Gas Utilities — 0.9%
1,184	UGI Corp	49,089

Independent Power Producers & Energy Traders — 1.1%
2,177	NRG Energy Inc	62,523

Total Utilities		375,564

TOTAL COMMON STOCKS
(Cost $4,505,686)		5,567,011

See Notes to Financial Statements.

5

Munder Integrity Mid-Cap Value Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

INVESTMENT COMPANY — 1.3%
(Cost $76,322)
76,322	State Street Institutional U.S. Government Money Market Fund	$76,322

TOTAL INVESTMENTS
(Cost $4,582,008)	99.5%	5,643,333
OTHER ASSETS AND LIABILITIES (Net)	0.5	28,612

NET ASSETS	100.0%	$5,671,945

†	Non-income producing security.

(a)	As of December 31, 2013, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

See Notes to Financial Statements.

6

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7

Munder Integrity Mid-Cap Value Fund

Statement of Assets and Liabilities, December 31, 2013 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$5,643,333
Dividends and interest receivable	6,289
Receivable from Advisor	17,637
Receivable for investment securities sold	24,770
Receivable for Fund shares sold	13,040
Prepaid expenses and other assets	2,781

Total Assets	5,707,850

LIABILITIES:
Payable for Fund shares redeemed	680
Legal and audit fees payable	16,305
Administration fees payable	5,432
Trustees’ fees and expenses payable	4,246
Investment advisory fees payable	3,443
Custody fees payable	1,779
Transfer agency/record keeping fees payable	1,314
Distribution and shareholder servicing fees payable	510
Accrued expenses and other payables	2,196

Total Liabilities	35,905

NET ASSETS	$5,671,945

Investments, at cost	$4,582,008

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(974)
Accumulated net realized loss on investments sold	(17,028)
Net unrealized appreciation of investments	1,061,325
Paid-in capital	4,628,622

$5,671,945

NET ASSETS:
Class Y Shares	$3,059,956

Class A Shares	$2,611,989

SHARES OUTSTANDING:
Class Y Shares	211,989

Class A Shares	181,438

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$14.43

CLASS A SHARES:
Net asset value and redemption price per share	$14.40

Maximum sales charge	5.50%

Maximum offering price per share	$15.24

See Notes to Financial Statements.

9

Munder Integrity Mid-Cap Value Fund

Statement of Operations, For the Period Ended December 31, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$29,153

Total Investment Income	29,153

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	1,979
Administration fees	32,263
Registration and filing fees	22,302
Investment advisory fees	16,888
Custody fees	15,593
Legal and audit fees	13,622
Trustees’ fees and expenses	7,562
Transfer agency/record keeping fees	3,627
Other	9,123

Total Expenses	122,959
Expenses reimbursed by Advisor	(92,832)

Net Expenses	30,127

NET INVESTMENT LOSS	(974)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	50,062
Net change in unrealized appreciation/(depreciation) of securities	621,048

Net realized and unrealized gain on investments	671,110

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$670,136

(a)	Net of foreign withholding taxes of $18.

See Notes to Financial Statements.

10

Munder Integrity Mid-Cap Value Fund

Statements of Changes in Net Assets

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Net investment income/(loss)	$(974)	$2,382
Net realized gain from security transactions	50,062	69,292
Net change in net unrealized appreciation/(depreciation) of securities	621,048	513,188

Net increase in net assets resulting from operations	670,136	584,862
Dividends to shareholders from net investment income:
Class Y Shares	—	(7,884)
Class A Shares	—	(142)
Distributions to shareholders from net realized gain/loss:
Class Y Shares	(58,341)	—
Class A Shares	(49,565)	—
Net increase in net assets from Fund share transactions:
Class Y Shares	44,479	373,363
Class A Shares	2,001,348	284,012

Net increase in net assets	2,608,057	1,234,211
NET ASSETS:
Beginning of period	3,063,888	1,829,677

End of period	$5,671,945	$3,063,888

Accumulated net investment loss	$(974)	$—

See Notes to Financial Statements.

11

Munder Integrity Mid-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Amount
Class Y Shares:
Sold	$63,345	$365,479
Issued as reinvestment of dividends and distributions	58,341	7,884
Redeemed	(77,207)	—

Net increase	$44,479	$373,363

Class A Shares:
Sold	$2,113,763	$652,546
Issued as reinvestment of dividends and distributions	49,514	142
Redeemed	(161,929)	(368,676)

Net increase	$2,001,348	$284,012

See Notes to Financial Statements.

12

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Shares
Class Y Shares:
Sold	4,693	32,589
Issued as reinvestment of dividends and distributions	4,071	741
Redeemed	(5,389)	—

Net increase	3,375	33,330

Class A Shares:
Sold	155,182	56,977
Issued as reinvestment of dividends and distributions	3,465	14
Redeemed	(11,699)	(33,346)

Net increase	146,948	23,645

See Notes to Financial Statements.

13

Munder Integrity Mid-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended (Unaudited) 12/31/13(b)		Year Ended 06/30/13(b)	Year Ended 06/30/12(b)
Net asset value, beginning of period	$12.61		$9.83	$10.00
Income/(loss) from investment operations:
Net investment income/(loss)	0.00	(c)	0.01	0.06
Net realized and unrealized gain/(loss) on investments	2.10		2.81	(0.21)

Total from investment operations	2.10		2.82	(0.15)

Less distributions:
Dividends from net investment income	—		(0.04)	(0.02)
Distributions from net realized gains	(0.28)		—	—

Total distributions	(0.28)		(0.04)	(0.02)

Net asset value, end of period	$14.43		$12.61	$9.83

Total return(d)	16.67%		28.76%	(1.48)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,060		$2,630	$1,723
Ratio of operating expenses to average net assets	1.25	%(e)	1.25%	1.25%
Ratio of net investment income/(loss) to average net assets	0.01	%(e)	0.13%	0.58%
Portfolio turnover rate	28%		82%	46%
Ratio of operating expenses to average net assets without expense reimbursements	5.44	%(e)	9.68%	28.48%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on July 1, 2011.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for fee waivers and/or expense reimbursements.

(e)	Annualized.

See Notes to Financial Statements.

14

A Shares
Period Ended (Unaudited) 12/31/13(b)		Year Ended 06/30/13(b)	Year Ended 06/30/12(b)
$12.59		$9.82	$10.00

(0.01)		(0.02)	0.02
2.10		2.80	(0.19)

2.09		2.78	(0.17)

–		(0.01)	(0.01)
(0.28)		–	–

(0.28)		(0.01)	(0.01)

$14.40		$12.59	$9.82

16.62%		28.37%	(1.70)%

$2,612		$434	$107
1.50	%(e)	1.50%	1.50%
(0.14	)%(e)	(0.20)%	0.22%
28%		82%	46%

5.50	%(e)	9.29%	113.21%

See Notes to Financial Statements.

15

Munder Integrity Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2013 (Unaudited)

1.	Organization

As of December 31, 2013, the Munder Funds consisted of 11 portfolios, each of which is a series of Munder Series Trust (“MST”). Information presented in these financial statements pertains only to the Munder Integrity Mid-Cap Value Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to seek to achieve capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 2 classes of shares — Class A and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale

16

price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

17

Munder Integrity Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$5,643,333
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$5,643,333

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended December 31, 2013.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method, subject to certain minimums. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally,

18

management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2013.

The Fund is subject to examination by U.S. federal and state tax authorities for all periods since inception of the Fund.

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily at an annual rate of 0.75% on the first $500 million of its average daily net assets; and 0.70% on average daily net assets exceeding $500 million. During the period ended December 31, 2013, the Fund paid an annual effective rate of 0.75% for advisory services.

Integrity Asset Management, LLC (“Integrity”), a wholly owned subsidiary of the Advisor, serves as sub-advisor to the Fund. Pursuant to an investment sub-advisory agreement with the Advisor, Integrity is responsible for the day-to-day management of the Fund, including, without limitation, providing a program of continuous investment management to the Fund in accordance with the Fund’s investment objective, strategies, policies and limitations, investing and reinvesting the assets of the Fund, overseeing the placement of purchase and sale orders for the Fund and providing research services for the Fund. For its services with regard to the Fund, Integrity is entitled to receive from the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.50% of its average daily net assets.

Pursuant to a written Expense Limitation Agreement with the Fund, the Advisor agreed to waive fees or reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 1.50% and 1.25% for Class A and Class Y Shares, respectively (collectively, “Target Operating Expenses”). For the period ended December 31, 2013, the Advisor reimbursed expenses pursuant to the Expense Limitation Agreement on behalf of the Fund totaling $92,832, which are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

19

Munder Integrity Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

Pursuant to a separate written Agreement with the Fund (the “Repayment Agreement”), the Advisor may seek repayment from the Fund for Fund expenses it reimbursed under the Expense Limitation Agreement. At December 31, 2013, the total amount eligible for repayment to the Advisor was $550,509, of which $263,837 expires in 2015, $193,840 expires in 2016 and $92,832 expires in 2017. The Fund may only grant such repayment provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) are below the Target Operating Expenses and (2) it receives approval from the Board of Trustees. The Repayment Agreement is subject to annual review by the Board of Trustees.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates, subject to a Fund minimum fee of $56,000:

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2013, the Advisor earned $32,263 before payment of sub-administration fees and $20,836 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2013, the Fund paid an annual effective rate of 1.4328% before expense reimbursements and 0.00% after expense reimbursements for administrative services.

During the period ended December 31, 2013, each Trustee was paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee of MST, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also received an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the

20

Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2013, no officer, director or employee of the Advisor, Integrity, or any of their affiliates received any compensation from MST.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) that applies to the Fund’s Class A Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rate payable under the Plan for Class A Shares is 0.25% of average daily net assets.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $3,100,673 and $1,225,552, respectively, for the period ended December 31, 2013.

At December 31, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,098,054, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $36,729 and net appreciation for financial reporting purposes was $1,061,325. At December 31, 2013, aggregate cost for financial reporting purposes was $4,582,008.

6.	Revolving Line of Credit

Effective December 4, 2013, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee equal to

21

Munder Integrity Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

0.11% per annum on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. During the period ended December 31, 2013, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2013, total commitment fees for the Fund were $13.

7.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2013, permanent differences resulting primarily from distribution re-designations and non-taxable dividend adjustments to income were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$2,449	$(2,449)	$—

During the years ended June 30, 2013 and June 30, 2012, dividends of $8,026 and $308, respectively, were paid to shareholders from ordinary income.

At June 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Capital Gains	Unrealized Appreciation	Total
$37,934	$12,763	$430,397	$481,094

The differences between book and tax distributable earnings were primarily due to wash sales and non-taxable dividend adjustments to income.

22

Under the Regulated Investment Company Modernization Act of 2010, realized capital losses may be carried forward indefinitely and will retain their tax character as either short-term or long-term.

During the year ended June 30, 2013, $7,372 in carried forward capital losses were utilized by the Fund. As determined at June 30, 2013 the Fund had no unused capital losses.

9.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

10.	Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures of the Advisor and Integrity, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

11.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ended June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

23

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman

John Rakolta Jr., Vice Chairman

John Engler

Thomas P. Lemke

Michael T. Monahan

Lisa A. Payne

OFFICERS

James V. FitzGerald, President and Principal Executive Officer

Peter K. Hoglund, Vice President and Principal Financial Officer

Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer

David W. Rumph, Treasurer and Principal Accounting Officer

Amy D. Eisenbeis, Assistant Secretary

Francine S. Hayes, Assistant Secretary

Mary Ann C. Shumaker, Assistant Secretary

Kevin R. Kuhl, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management

Munder Capital Center

480 Pierce Street

Birmingham, MI 48009

SUBADVISOR

Integrity Asset Management, LLC

18500 Lake Road, Suite 300

Rocky River, OH 44116

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

SANNMCV1213

SEMI-ANNUAL REPORT

December 31, 2013

Munder Integrity

Small/Mid-Cap Value Fund

Class Y & A Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds® Letter to Shareholders

DEAR SHAREHOLDERS:

As global markets entered the second half of 2013, the mighty Fed was scaring investors with the prospect of tapering the extended bond purchases that had been providing fuel to the economic fire. The Fed was clear that their approach would be measured and lengthy, and that the liquidity cushion provided by the bond purchases would likely continue until the economy was growing in a healthy and sustainable fashion. After the initial fear, optimism regained its place at the top of investors’ minds.

U.S. gross domestic product (GDP) growth of 4.1% in the third quarter, the introduction of modest tapering in November and improving labor market metrics and corporate earnings all combined to produce a robust global equity rally in the last half of 2013. To wit, for the six months ended December 31, 2013, the S&P 500® Index (a measure of the large-cap sector of the U.S. stock market) returned 16.3%, the Russell Mid-Cap® Growth Index (a measure of the growth style in the mid-cap segment of the U.S. equity universe) returned 18.3%, the Russell 2000® Value Index (a measure of the value style in the small-cap segment of the U.S. equity universe) returned 17.6%, the S&P® Developed ex-US SmallCap Index (a measure of the small-cap segment of developed equity markets excluding the U.S.) returned 21.2% and the S&P® Emerging Plus SmallCap Index (a measure of the small-cap segment of emerging equity markets including Korea) returned 6.9%. The lag in performance in emerging markets signaled general growth and currency concerns about these nascent economies, but the global economic outlook by investors, especially in developed economies, generated strong returns across the board.

In the United States, as often happens in an improving growth environment, small-cap stocks outperformed mid-cap and large-cap stocks, and growth-oriented portfolios outperformed value-oriented portfolios. The small-cap universe, as viewed through the lens of the Russell 2000® Indices, showed growth outperforming value by 4.4%. In the mid-cap world (Russell MidCap® Indices), growth outperformed value by a more narrow 1.6%. The large-cap growth outperformance over value (using the S&P 500® Indices) was 4.5%. On a capitalization basis, small-cap stocks outperformed mid-cap stocks by 3.1% and large-cap stocks by 3.5%.

International markets, particularly in developed countries, showed high correlation with domestic indices as an improving economic outlook combined with the acceptance of the U.S. Fed strategy on bond purchase tapering. Similar to domestic markets, small-cap international stocks outperformed large-cap international stocks by 3.3%. Europe outperformed Asia following the surprise 25 basis point rate cut by the European Central Bank in November. As noted above, the emerging market economies recovered slightly from the first half of 2013, but only the small-cap segment had a positive return for the full calendar year. The emerging markets continue to be the area of most concern to investors, and will likely provide higher volatility as we move through 2014.

In the fixed income market, the last six months of 2013 were rather staid, surprisingly so given the abrupt June reaction to the concept of tapering. For the last six months of 2013, the Barclays U.S. Aggregate Bond Index (a measure of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market) was up 0.43% (although the Index was down 2% for the full calendar year). Following the strong GDP growth in the third quarter, in November the Fed reduced their bond purchase program by $10 billion, the first move of the taper strategy. In sharp contrast to the summer months, the bond market volatility was more measured and orderly. While interest rates did increase heading into the December Fed meeting, non-government sectors outperformed Treasuries across the entire investment grade and high-yield spectrum.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, I encourage you to contact your financial advisor. You may also contact the Funds at 1-800-468-6337 or through our website at www.munder.com. My colleagues and I sincerely appreciate the confidence you have placed in the Munder Funds and we value the opportunity to help you meet your investment goals.

Very Truly Yours,

James FitzGerald

President and Principal Executive Officer, The Munder Funds

President, Munder Capital Management

Table of

Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
16	Notes to Financial Statements

Past performance is no guarantee of future results.

The information and statistical data in the President’s Letter is current as of December 31, 2013. The information may change, and the Munder Funds disclaim any obligation to advise investors of any such changes. The information is general in nature and is not intended to provide personal investment advice or to be an endorsement of any specific investment. While the information presented was obtained or derived from third-party sources believed to be reliable, the Munder Funds do not guarantee the accuracy of the information.

Risks:    The Fund invests in smaller and medium-sized company stocks, which are more volatile and less liquid than larger, more established company securities. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. A substantial portion of the Fund’s assets is invested in the financials sector, whose performance can be significantly negatively impacted by economic downturns and changes in government regulation and interest rates. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. Performance and after-tax returns can be significantly impacted by the Fund’s investments in Initial Public Offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

Munder Funds distributed through Funds Distributor, LLC.

i

Management’s Discussion of Fund Performance (Unaudited)

INVESTMENT PROCESS HIGHLIGHTS

The Munder Integrity Small/Mid-Cap Value Fund’s management team seeks to achieve capital appreciation in the Fund by investing in stocks of small and medium sized companies (according to their market capitalization) that the team believes are undervalued, but poised to outperform. The Fund generally invests in companies with market capitalizations within the range of the companies in the Russell 2500™ Index.

The management team’s investment philosophy is rooted in the belief that consistent, long-term performance can be achieved by applying a prudent value approach and investing in what they have determined to be statistically cheap stocks trading below their estimated value, investing in companies that have improving sentiment, and continuously evaluating the risk exposure. Specifically they seek to invest in the right company, at the right price, and at the right time.

INVESTING ENVIRONMENT

During the six months ended December 31, 2013, equity markets advanced as lawmakers averted a lengthy government shutdown, testimony from Fed Chair nominee Janet Yellen was fairly dovish, and investors continued to embrace equities. The commitment to fairly accommodative monetary policy, positive seasonal sentiment, along with signs of improvement in Europe and China, led to double-digit returns for equities. Within the Russell 2500™ Value Index, materials, industrials and technology were amongst the best performing sectors for the period. Utilities and consumer staples were underperformers. Small/mid-cap value stocks underperformed small/mid-cap growth stocks.

The Fund’s focus on selecting companies with good valuation and catalysts for outperformance led to strength in financials, industrials and technology relative to the Russell 2500™ Value Index. The Fund’s health care and energy holdings exhibited some weakness. The Fund’s sector weights relative to the Index were a positive as the Fund was underweight utilities and financials (primarily REITs), which underperformed.

ii

SECTOR DIVERSIFICATION
Financials	31.0%
Industrials	17.7%
Information Technology	13.7%
Consumer Discretionary	9.9%
Materials	7.8%
Energy	6.6%
Health Care	5.0%
Utilities	4.0%
Other	4.3%

Total	100.0%

As a percentage of net assets as of 12/31/13.

PERFORMANCE DISCUSSION

During the six-month period ended December 31, 2013, the Fund returned 18.19%, outperforming the Russell 2500™ Value Index, which returned 15.83% over the same period.

Notable contributors to the Fund’s performance during the period included: Western Alliance Bancorp, which operates as a multi-bank holding company; Spirit AeroSystems Holdings, Inc., which designs and manufactures aerostructures; Esterline Technologies Corporation, which manufactures aircraft parts and components, automated drilling products and machine tool systems; BancorpSouth, Inc., which provides banking services; and ARRIS Group, Inc., which specializes in the design, engineering and supply of broadband services for residential and business customers.

Notable detractors to the Fund’s performance during the period included: Medical Properties Trust, Inc., which operates a real estate investment trust (“REIT”); Lexington Realty Trust, which operates as a REIT; Community Health Systems, Inc., which operates general acute care hospitals; Abercrombie & Fitch Co., which operates apparel and personal care stores; and AmTrust Financial Services Inc., which provides insurance services.

FUND CHANGES

The Fund’s management team identified several new investment opportunities for the Fund during the period, including: ANN INC., a retailer of women’s apparel, shoes and accessories; EnerSys Inc., an industrial battery maker; Rite Aid Corporation, a retail drugstore chain; Ryman Hospitality Properties, Inc., a hotel/lodging REIT; and Synergy Resources Corporation, an energy exploration and development company.

The team funded these positions in part by selling the Fund’s positions in: Abercrombie & Fitch Co.; Community Health Systems, Inc.; NV Energy, Inc., a utility; Sterling Financial Corporation, a commercial bank; and The Timken Company, a manufacturer of bearings and steel products.

The Fund’s performance contained in the Management’s Discussion of Fund Performance is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ. Management’s Discussion of Fund Performance presents information about the Fund’s holdings that are believed to be accurate, and the views of the portfolio managers, as of December 31, 2013. The Fund’s

iii

holdings, the information about the Fund’s holdings and the views of the portfolio managers may change, and the Fund disclaims any obligation to advise shareholders of any such changes. Discussions regarding specific holdings are for illustration only and are not intended as recommendations to purchase or sell individual stocks. A complete list of Fund holdings as of December 31, 2013 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

The Russell 2500™ Value Index measures the performance of those Russell 2500™ companies (approximately 2500 of the smallest securities in the Russell 3000® Index, an index of the top 3,000 U.S. stocks by market capitalization covering 98% of the U.S. equity investable universe) with higher composite value scores. Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 through December 31, 2013.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through

vi

your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13-12/31/13	Annualized Expense Ratio
Actual
Class Y	$1,000.00	$1,181.90	$6.87	1.25%
Class A	$1,000.00	$1,180.40	$8.24	1.50%
Hypothetical
Class Y	$1,000.00	$1,018.90	$6.36	1.25%
Class A	$1,000.00	$1,017.64	$7.63	1.50%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Integrity Small/Mid-Cap Value Fund

Portfolio of Investments, December 31, 2013 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 96.9%
Consumer Discretionary — 9.9%
Auto Components — 0.8%
3,243	American Axle & Manufacturing Holdings Inc †	$66,320

Hotels, Restaurants & Leisure — 1.4%
1,676	Wyndham Worldwide Corp	123,505

Household Durables — 3.0%
4,152	DR Horton Inc †	92,673
2,400	La-Z-Boy Inc	74,400
2,143	Ryland Group Inc/The	93,027

		260,100

Leisure Equipment & Products — 1.0%
1,922	Brunswick Corp/DE	88,527

Media — 1.5%
4,310	Gannett Co Inc	127,490

Specialty Retail — 2.2%
1,895	ANN INC †	69,281
828	Asbury Automotive Group Inc †	44,497
1,695	Brown Shoe Co Inc	47,697
1,836	Express Inc †	34,278

		195,753

Total Consumer Discretionary		861,695

Consumer Staples — 1.2%
Food & Staples Retailing — 0.5%
8,470	Rite Aid Corp †	42,858

Food Products — 0.7%
712	Hain Celestial Group Inc/The †	64,636

Total Consumer Staples		107,494

Energy — 6.6%
Energy Equipment & Services — 3.1%
2,654	Forum Energy Technologies Inc †	75,002
712	Geospace Technologies Corp †	67,519
2,821	Helix Energy Solutions Group Inc †	65,391
2,190	Superior Energy Services Inc †	58,276

		266,188

Oil, Gas & Consumable Fuels — 3.5%
1,392	Gulfport Energy Corp †	87,905
7,700	Kodiak Oil & Gas Corp †	86,317

See Notes to Financial Statements.

1

Munder Integrity Small/Mid-Cap Value Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels (Continued)
1,784	PDC Energy Inc †	$94,944
4,361	Synergy Resources Corp †	40,383

		309,549

Total Energy		575,737

Financials — 31.0%
Capital Markets — 2.8%
4,012	Investment Technology Group Inc †	82,487
5,861	Janus Capital Group Inc	72,500
1,316	Waddell & Reed Financial Inc, Class A	85,698

		240,685

Commercial Banks — 13.9%
3,708	BancorpSouth Inc	94,257
12,905	First BanCorp/Puerto Rico †	79,882
7,397	First Horizon National Corp	86,175
10,046	First Niagara Financial Group Inc	106,689
9,085	Huntington Bancshares Inc/OH	87,670
6,534	KeyCorp	87,686
5,020	National Penn Bancshares Inc	56,877
5,195	OFG Bancorp	90,081
3,442	Popular Inc †	98,889
5,892	Susquehanna Bancshares Inc	75,653
25,400	Synovus Financial Corp	91,440
4,754	Western Alliance Bancorp †	113,430
4,663	Zions Bancorporation	139,704

		1,208,433

Insurance — 7.3%
2,046	American Financial Group Inc/OH	118,095
1,659	Amtrust Financial Services Inc	54,233
2,283	Arch Capital Group Ltd †	136,272
2,850	Assured Guaranty Ltd	67,231
4,707	CNO Financial Group Inc	83,267
2,043	Fidelity National Financial Inc, Class A	66,295
7,288	Genworth Financial Inc, Class A †	113,183

		638,576

Real Estate Investment Trusts (REITs) — 7.0%
3,630	CubeSmart	57,862
4,449	DDR Corp	68,381

See Notes to Financial Statements.

2

Shares		Value(a)

Financials (Continued)
Real Estate Investment Trusts (REITs) (Continued)
6,768	DiamondRock Hospitality Co	$78,170
6,435	Lexington Realty Trust	65,701
4,650	Medical Properties Trust Inc	56,823
6,670	NorthStar Realty Finance Corp	89,712
2,650	Pennsylvania Real Estate Investment Trust	50,297
1,365	Ryman Hospitality Properties Inc	57,030
6,216	Sunstone Hotel Investors Inc	83,295

		607,271

Total Financials		2,694,965

Health Care — 5.0%
Health Care Providers & Services — 4.2%
1,979	Health Net Inc/CA †	58,717
1,234	HealthSouth Corp	41,117
722	Magellan Health Services Inc †	43,255
1,049	Universal Health Services Inc, Class B	85,242
2,890	VCA Antech Inc †	90,630
670	WellCare Health Plans Inc †	47,181

		366,142

Life Sciences Tools & Services — 0.8%
1,240	Charles River Laboratories International Inc †	65,770

Total Health Care		431,912

Industrials — 17.7%
Aerospace & Defense — 5.5%
921	B/E Aerospace Inc †	80,154
1,325	Esterline Technologies Corp †	135,097
1,807	Hexcel Corp †	80,755
2,973	Spirit Aerosystems Holdings Inc, Class A †	101,320
2,163	Textron Inc	79,512

		476,838

Building Products — 0.9%
1,850	Owens Corning †	75,332

Commercial Services & Supplies — 1.2%
2,056	Deluxe Corp	107,303

Construction & Engineering — 2.9%
2,221	Dycom Industries Inc †	61,722
2,194	EMCOR Group Inc	93,113
3,064	Primoris Services Corp	95,382

		250,217

See Notes to Financial Statements.

3

Munder Integrity Small/Mid-Cap Value Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Industrials (Continued)
Electrical Equipment — 2.2%
1,210	EnerSys Inc	$84,809
1,390	Regal-Beloit Corp	102,471

		187,280

Machinery — 2.3%
1,740	Navistar International Corp †	66,451
1,160	Oshkosh Corp	58,441
1,860	Terex Corp	78,101

		202,993

Road & Rail — 2.7%
627	Genesee & Wyoming Inc, Class A †	60,223
2,699	Hertz Global Holdings Inc †	77,245
1,841	Old Dominion Freight Line Inc †	97,610

		235,078

Total Industrials		1,535,041

Information Technology — 13.7%
Communications Equipment — 1.8%
4,602	ARRIS Group Inc †	112,128
1,886	Ciena Corp †	45,132

		157,260

Electronic Equipment, Instruments & Components — 4.8%
1,576	Arrow Electronics Inc †	85,498
3,486	CDW Corp/DE	81,433
796	Littelfuse Inc	73,972
2,047	Plexus Corp †	88,615
335	Tech Data Corp †	17,286
5,307	Vishay Intertechnology Inc †	70,371

		417,175

IT Services — 1.0%
1,895	Teradata Corp †	86,203

Semiconductors & Semiconductor Equipment — 4.6%
8,690	Atmel Corp †	68,043
5,324	Fairchild Semiconductor International Inc †	71,075
9,125	Integrated Device Technology Inc †	92,984
5,782	Intersil Corp, Class A	66,320

See Notes to Financial Statements.

4

Shares		Value(a)

Information Technology (Continued)
Semiconductors & Semiconductor Equipment (Continued)
1,090	Lam Research Corp †	$59,350
5,555	TriQuint Semiconductor Inc †	46,329

		404,101

Software — 1.5%
2,179	Progress Software Corp †	56,283
1,971	PTC Inc †	69,754

		126,037

Total Information Technology		1,190,776

Materials — 7.8%
Chemicals — 4.7%
3,299	Chemtura Corp †	92,108
1,364	HB Fuller Co	70,983
995	Methanex Corp	58,944
3,306	PolyOne Corp	116,867
983	Rockwood Holdings Inc	70,697

		409,599

Containers & Packaging — 0.8%
647	Rock Tenn Co, Class A	67,941

Metals & Mining — 1.7%
1,082	Kaiser Aluminum Corp	75,999
1,989	RTI International Metals Inc †	68,044

		144,043

Paper & Forest Products — 0.6%
1,002	KapStone Paper and Packaging Corp †	55,972

Total Materials		677,555

Utilities — 4.0%
Electric Utilities — 1.5%
1,460	Pinnacle West Capital Corp	77,263
2,325	PNM Resources Inc	56,079

		133,342

Gas Utilities — 0.8%
1,596	UGI Corp	66,170

Independent Power Producers & Energy Traders — 1.0%
2,910	NRG Energy Inc	83,575

See Notes to Financial Statements.

5

Munder Integrity Small/Mid-Cap Value Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Utilities (Continued)
Multi-Utility — 0.7%
1,741	Vectren Corp	$61,806

Total Utilities		344,893

TOTAL COMMON STOCKS
(Cost $6,506,084)		8,420,068

INVESTMENT COMPANY — 2.8%
(Cost $243,248)
243,248	State Street Institutional U.S. Government Money Market Fund	243,248

TOTAL INVESTMENTS
(Cost $6,749,332)	99.7%	8,663,316
OTHER ASSETS AND LIABILITIES (Net)	0.3	26,871

NET ASSETS	100.0%	$8,690,187

†	Non-income producing security.

(a)	As of December 31, 2013, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

See Notes to Financial Statements.

6

[This Page Intentionally Left Blank]

7

Munder Integrity Small/Mid-Cap Value Fund

Statement of Assets and Liabilities, December 31, 2013 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$8,663,316
Dividends and interest receivable	8,911
Receivable from Advisor	15,305
Receivable for investment securities sold	37,823
Prepaid expenses and other assets	4,582

Total Assets	8,729,937

LIABILITIES:
Payable for investment securities purchased	1,028
Legal and audit fees payable	16,243
Investment advisory fees payable	6,424
Administration fees payable	5,432
Trustees’ fees and expenses payable	4,245
Custody fees payable	1,851
Transfer agency/record keeping fees payable	444
Distribution and shareholder servicing fees payable	84
Accrued expenses and other payables	3,999

Total Liabilities	39,750

NET ASSETS	$8,690,187

Investments, at cost	$6,749,332

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(5,297)
Accumulated net realized gain on investments sold	102,873
Net unrealized appreciation of investments	1,913,984
Paid-in capital	6,678,627

$8,690,187

NET ASSETS:
Class Y Shares	$8,266,672

Class A Shares	$423,515

SHARES OUTSTANDING:
Class Y Shares	582,635

Class A Shares	29,911

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$14.19

CLASS A SHARES:
Net asset value and redemption price per share	$14.16

Maximum sales charge	5.50%
Maximum offering price per share	$14.98

See Notes to Financial Statements.

9

Munder Integrity Small/Mid-Cap Value Fund

Statement of Operations, For the Period Ended December 31, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$45,466

Total Investment Income	45,466

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	439
Investment advisory fees	36,234
Administration fees	32,263
Registration and filing fees	22,302
Legal and audit fees	13,638
Custody fees	12,420
Trustees’ fees and expenses	7,562
Transfer agency/record keeping fees	1,980
Other	9,036

Total Expenses	135,874
Expenses reimbursed by Advisor	(85,111)

Net Expenses	50,763

NET INVESTMENT LOSS	(5,297)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	207,099
Net change in unrealized appreciation/(depreciation) of securities	1,128,500

Net realized and unrealized gain on investments	1,335,599

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,330,302

(a)	Net of foreign withholding taxes of $71.

See Notes to Financial Statements.

10

Munder Integrity Small/Mid-Cap Value Fund

Statements of Changes in Net Assets

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Net investment income/(loss)	$(5,297)	$603
Net realized gain from security transactions	207,099	36,902
Net change in net unrealized appreciation/(depreciation) of securities	1,128,500	776,949

Net increase in net assets resulting from operations	1,330,302	814,454
Dividends to shareholders from net investment income:
Class Y Shares	—	(572)
Class A Shares	—	(578)
Distributions to shareholders from net realized gain/loss:
Class Y Shares	(123,724)	—
Class A Shares	(6,352)	—
Net increase in net assets from Fund share transactions:
Class Y Shares	149,112	6,105,360
Class A Shares	70,367	68,708

Net increase in net assets	1,419,705	6,987,372
NET ASSETS:
Beginning of period	7,270,482	283,110

End of period	$8,690,187	$7,270,482

Accumulated net investment loss	$(5,297)	$—

See Notes to Financial Statements.

11

Munder Integrity Small/Mid-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Amount
Class Y Shares:
Sold	$25,388	$6,104,788
Issued as reinvestment of dividends and distributions	123,724	572

Net increase	$149,112	$6,105,360

Class A Shares:
Sold	$66,890	$68,213
Issued as reinvestment of dividends and distributions	6,352	578
Redeemed	(2,875)	(83)

Net increase	$70,367	$68,708

See Notes to Financial Statements.

12

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Shares
Class Y Shares:
Sold	1,940	561,845
Issued as reinvestment of dividends and distributions	8,775	55

Net increase	10,715	561,900

Class A Shares:
Sold	4,951	5,863
Issued as reinvestment of dividends and distributions	451	55
Redeemed	(219)	(6)

Net increase	5,183	5,912

See Notes to Financial Statements.

13

Munder Integrity Small/Mid-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended (Unaudited) 12/31/13(b)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)
Net asset value, beginning of period	$12.19		$9.83	$10.00

Income/(loss) from investment operations:
Net investment income/(loss)	(0.01)		0.00 (c)	0.03
Net realized and unrealized gain/(loss) on investments	2.23		2.42	(0.18)

Total from investment operations	2.22		2.42	(0.15)

Less distributions:
Dividends from net investment income	—		(0.06)	(0.02)
Distributions from net realized gains	(0.22)		—	—

Total distributions	(0.22)		(0.06)	(0.02)

Net asset value, end of period	$14.19		$12.19	$9.83

Total return(d)	18.19%		24.69%	(1.51)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,267		$6,969	$98
Ratio of operating expenses to average net assets	1.25	%(e)	1.25%	1.25%
Ratio of net investment income/(loss) to average net assets	(0.12	)%(e)	0.01%	0.34%
Portfolio turnover rate	18%		58%	58%
Ratio of operating expenses to average net assets without expense reimbursements	3.36	%(e)	4.93%	142.51%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on July 1, 2011.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount represents less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(e)	Annualized.

See Notes to Financial Statements.

14

A Shares
Period Ended (Unaudited) 12/31/13(b)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)
$12.18		$9.81	$10.00

(0.02)		0.01	0.01
2.22		2.39	(0.19)

2.20		2.40	(0.18)

—		(0.03)	(0.01)
(0.22)		—	—

(0.22)		(0.03)	(0.01)

$14.16		$12.18	$9.81

18.04%		24.52%	(1.83)%

$423		$301	$185
1.50	%(e)	1.50%	1.50%
(0.36	)%(e)	0.09%	0.11%
18%		58%	58%

3.61	%(e)	36.42%	134.94%

See Notes to Financial Statements.

15

Munder Integrity Small/Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2013 (Unaudited)

1.	Organization

As of December 31, 2013, the Munder Funds consisted of 11 portfolios, each of which is a series of Munder Series Trust (“MST”). Information presented in these financial statements pertains only to the Munder Integrity Small/Mid-Cap Value Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to seek to achieve capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 2 classes of shares — Class A and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale

16

Munder Integrity Small/Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

17

Munder Integrity Small/Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$8,663,316
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$8,663,316

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended December 31, 2013.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method, subject to certain minimums. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally,

18

Munder Integrity Small/Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2013.

The Fund is subject to examination by U.S. federal and state tax authorities for all periods since inception of the Fund.

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily at an annual rate of 0.90% on the first $300 million of its average daily net assets; and 0.85% on average daily net assets exceeding $300 million. During the period ended December 31, 2013, the Fund paid an annual effective rate of 0.90% for advisory services.

Integrity Asset Management, LLC (“Integrity”), a wholly owned subsidiary of the Advisor, serves as sub-advisor to the Fund. Pursuant to an investment sub-advisory agreement with the Advisor, Integrity is responsible for the day-to-day management of the Fund, including, without limitation, providing a program of continuous investment management to the Fund in accordance with the Fund’s investment objective, strategies, policies and limitations, investing and reinvesting the assets of the Fund, overseeing the placement of purchase and sale orders for the Fund and providing research services for the Fund. For its services with regard to the Fund, Integrity is entitled to receive from the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.60% of its average daily net assets.

Pursuant to a written Expense Limitation Agreement with the Fund, the Advisor agreed to waive fees or reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 1.50% and 1.25% for Class A and Class Y Shares, respectively (collectively, “Target Operating Expenses”). For the period ended December 31, 2013, the Advisor reimbursed expenses pursuant to the Expense Limitation Agreement on behalf of the Fund totaling $85,111, which are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

19

Munder Integrity Small/Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

Pursuant to a separate written Agreement with the Fund (the “Repayment Agreement”), the Advisor may seek repayment from the Fund for Fund expenses it reimbursed under the Expense Limitation Agreement. At December 31, 2013, the total amount eligible for repayment to the Advisor was $555,088, of which $270,677 expires in 2015, $199,300 expires in 2016 and $85,111 expires in 2017. The Fund may only grant such repayment provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) are below the Target Operating Expenses and (2) it receives approval from the Board of Trustees. The Repayment Agreement is subject to annual review by the Board of Trustees.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates, subject to a Fund minimum fee of $56,000:

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2013, the Advisor earned $32,263 before payment of sub-administration fees and $20,836 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2013, the Fund paid an annual effective rate of 0.8014% before expense reimbursements and 0.00% after expense reimbursements for administrative services.

During the period ended December 31, 2013, each Trustee was paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee of MST, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also received an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which

20

Munder Integrity Small/Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2013, no officer, director or employee of the Advisor, Integrity, or any of their affiliates received any compensation from MST.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) that applies to the Fund’s Class A Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rate payable under the Plan for Class A Shares is 0.25% of average daily net assets.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $1,372,318 and $1,461,521, respectively, for the period ended December 31, 2013.

At December 31, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,961,840, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $47,856 and net appreciation for financial reporting purposes was $1,913,984. At December 31, 2013, aggregate cost for financial reporting purposes was $6,749,332.

6.	Revolving Line of Credit

Effective December 4, 2013, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties.

21

Munder Integrity Small/Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee equal to 0.11% per annum on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. During the period ended December 31, 2013, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2013, total commitment fees for the Fund were $30.

7.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2013, permanent differences resulting primarily from distribution re-designations were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid- In Capital
$297	$(297)	$—

During the years ended June 30, 2013 and June 30, 2012, dividends of $1,150 and $241, respectively, were paid to shareholders from ordinary income.

At June 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Unrealized Appreciation	Total
$28,394	$782,940	$811,334

22

Munder Integrity Small/Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

The differences between book and tax distributable earnings were primarily due to wash sales.

Under the Regulated Investment Company Modernization Act of 2010, realized capital losses may be carried forward indefinitely and will retain their tax character as either short-term or long-term.

During the year ended June 30, 2013, $5,138 in carried-forward capital losses were utilized by the Fund. As determined at June 30, 2013, the Fund had no unused capital losses.

9.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

10.	Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures of the Advisor and Integrity, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

11.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ended June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

23

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman

John Rakolta Jr., Vice Chairman

John Engler

Thomas P. Lemke

Michael T. Monahan

Lisa A. Payne

OFFICERS

James V. FitzGerald, President and Principal Executive Officer

Peter K. Hoglund, Vice President and Principal Financial Officer

Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer

David W. Rumph, Treasurer and Principal Accounting Officer

Amy D. Eisenbeis, Assistant Secretary

Francine S. Hayes, Assistant Secretary

Mary Ann C. Shumaker, Assistant Secretary

Kevin R. Kuhl, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management

Munder Capital Center

480 Pierce Street

Birmingham, MI 48009

SUB-ADVISOR

Integrity Asset Management, LLC

18500 Lake Road, Suite 300

Rocky River, OH 44116

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

SANNSMIDVAL1213

SEMI-ANNUAL REPORT

December 31, 2013

Munder International

Fund — Core Equity

Class Y, A, C & I Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munder.com/ edelivery

The Munder Funds® Letter to Shareholders

DEAR SHAREHOLDERS:

As global markets entered the second half of 2013, the mighty Fed was scaring investors with the prospect of tapering the extended bond purchases that had been providing fuel to the economic fire. The Fed was clear that their approach would be measured and lengthy, and that the liquidity cushion provided by the bond purchases would likely continue until the economy was growing in a healthy and sustainable fashion. After the initial fear, optimism regained its place at the top of investors’ minds.

U.S. gross domestic product (GDP) growth of 4.1% in the third quarter, the introduction of modest tapering in November and improving labor market metrics and corporate earnings all combined to produce a robust global equity rally in the last half of 2013. To wit, for the six months ended December 31, 2013, the S&P 500® Index (a measure of the large-cap sector of the U.S. stock market) returned 16.3%, the Russell Mid-Cap® Growth Index (a measure of the growth style in the mid-cap segment of the U.S. equity universe) returned 18.3%, the Russell 2000® Value Index (a measure of the value style in the small-cap segment of the U.S. equity universe) returned 17.6%, the S&P® Developed ex-US SmallCap Index (a measure of the small-cap segment of developed equity markets excluding the U.S.) returned 21.2% and the S&P® Emerging Plus SmallCap Index (a measure of the small-cap segment of emerging equity markets including Korea) returned 6.9%. The lag in performance in emerging markets signaled general growth and currency concerns about these nascent economies, but the global economic outlook by investors, especially in developed economies, generated strong returns across the board.

In the United States, as often happens in an improving growth environment, small-cap stocks outperformed mid-cap and large-cap stocks, and growth-oriented portfolios outperformed value-oriented portfolios. The small-cap universe, as viewed through the lens of the Russell 2000® Indices, showed growth outperforming value by 4.4%. In the mid-cap world (Russell MidCap® Indices), growth outperformed value by a more narrow 1.6%. The large-cap growth outperformance over value (using the S&P 500® Indices) was 4.5%. On a capitalization basis, small-cap stocks outperformed mid-cap stocks by 3.1% and large-cap stocks by 3.5%.

International markets, particularly in developed countries, showed high correlation with domestic indices as an improving economic outlook combined with the acceptance of the U.S. Fed strategy on bond purchase tapering. Similar to domestic markets, small-cap international stocks outperformed large-cap international stocks by 3.3%. Europe outperformed Asia following the surprise 25 basis point rate cut by the European Central Bank in November. As noted above, the emerging market economies recovered slightly from the first half of 2013, but only the small-cap segment had a positive return for the full calendar year. The emerging markets continue to be the area of most concern to investors, and will likely provide higher volatility as we move through 2014.

In the fixed income market, the last six months of 2013 were rather staid, surprisingly so given the abrupt June reaction to the concept of tapering. For the last six months of 2013, the Barclays U.S. Aggregate Bond Index (a measure of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market) was up 0.43% (although the Index was down 2% for the full calendar year). Following the strong GDP growth in the third quarter, in November the Fed reduced their bond purchase program by $10 billion, the first move of the taper strategy. In sharp contrast to the summer months, the bond market volatility was more measured and orderly. While interest rates did increase heading into the December Fed meeting, non-government sectors outperformed Treasuries across the entire investment grade and high-yield spectrum.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, I encourage you to contact your financial advisor. You may also contact the Funds at 1-800-468-6337 or through our website at www.munder.com. My colleagues and I sincerely appreciate the confidence you have placed in the Munder Funds and we value the opportunity to help you meet your investment goals.

Very Truly Yours,

James FitzGerald

President and Principal Executive Officer, The Munder Funds

President, Munder Capital Management

ii	Management’s Discussion of Fund Performance
v	Shareholder Fee Example

1	Portfolio of Investments
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Statements of Changes in Net Assets — Capital Stock Activity
18	Financial Highlights
22	Notes to Financial Statements

Past performance is no guarantee of future results.

The information and statistical data in the President’s Letter is current as of December 31, 2013. The information may change, and the Munder Funds disclaim any obligation to advise investors of any such changes. The information is general in nature and is not intended to provide personal investment advice or to be an endorsement of any specific investment. While the information presented was obtained or derived from third-party sources believed to be reliable, the Munder Funds do not guarantee the accuracy of the information.

Risks:    Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. There are greater risks involved in investing in emerging market countries than those associated with investment in developed foreign markets. A substantial portion of the Fund’s assets is invested in securities of Japanese and U.K. issuers; therefore, adverse market conditions impacting those countries may have a more pronounced effect on the Fund.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

Munder Funds distributed through Funds Distributor, LLC.

i

Management’s Discussion of Fund Performance (Unaudited)

INVESTMENT PROCESS HIGHLIGHTS

The Munder International Fund — Core Equity’s management team seeks to provide long-term growth of capital in the Fund by investing primarily in equity securities of companies in countries represented in the MSCI ACWI ex U.S.A. Index, but may also invest in companies from other countries. The team selects stocks using a blend of fundamental research and quantitative analysis, focusing on both positive business momentum and favorable valuation. The team uses risk controls to help avoid unintended risk and highlight security selection as a key part of the overall construction of the Fund. The Fund’s investment allocation to countries and sectors tends to closely approximate the country and sector allocations of the MSCI ACWI ex U.S.A. Index. To ensure a diversified geographic portfolio, the Fund invests in a minimum of ten countries. There is no limit on the market capitalization in which the Fund may invest; therefore, the Fund’s investments may include small-, mid- and large-capitalization companies.

The management team’s investment approach is designed to achieve consistent long-term returns across the full breadth of market conditions and economic cycles. The focus of its investment process is on security selection and risk management. The team believes this is the best way to position the Fund to achieve an optimal balance between potential reward and investment risk over a complete market cycle.

INVESTING ENVIRONMENT

International markets rose in the final six months of 2013 as an improving economic landscape throughout most of the developed world allowed investors to overlook the Federal Reserve’s announced implementation of tapering. There was a wide dispersion among country returns, as developed markets continued to outperform emerging markets. Greece (+47.1%), Finland (+41.7%), and Spain (+39.4%) were the best performing developed countries in the MSCI ACWI ex U.S.A. Index as the European Central Bank (ECB) surprised the market by cutting rates 25 basis points on November 7th. Indonesia fell 27.5% and was the worst performing country. The Indonesian central bank unexpectedly raised its benchmark rate to stem capital outflows and support the rupiah. Turkey dropped 19.9%. A spreading corruption crisis damaged investor confidence in Turkey and sent the lira to a record low. All ten sectors in the Index posted a positive return for the six month time period. Telecommunication services stocks rose 22.2% and continue to be boosted by merger speculation, particularly in Europe. The more cyclical information technology (+18.1%) and industrials (+18.8%) sectors outperformed, while defensive utilities (+9.8%) and consumer staples (+8.0%) stocks were laggards. Overall security selection was positive within both regions and sectors and accounted for most of the Fund’s outperformance relative to the Index. The Fund’s exposure to relative value and improving business momentum was beneficial to performance. The Fund’s management team remained focused on stock selection while adhering to its strict country and sector risk controls.

ii

COUNTRY ALLOCATION*
United Kingdom	15.2%
Japan	15.1%
Germany	7.2%
France	7.1%
Canada	6.9%
Switzerland	5.3%
Australia	5.0%
China	3.9%
South Korea	3.5%
Hong Kong	2.5%
Taiwan	2.5%
Sweden	2.3%
Brazil	2.0%
Spain	2.0%
Other	19.5%

Total	100.0%

As a percentage of net assets as of 12/31/13.

* Country classification is based on the country classification assigned within the Fund’s benchmark and does not include exposure through holdings of foreign currencies.

PERFORMANCE DISCUSSION

During the six-month period ended December 31, 2013, the Fund returned 17.66%, outperforming the MSCI ACWI ex U.S.A. Index (net dividends), which returned 15.34% over the same period.

Notable contributors to the Fund’s performance during the period included: Shire PLC, which develops, manufactures and markets pharmaceuticals; SoftBank Corp., which provides information technology and telecommunication services including Internet service connection and wireless telecommunication services and related software development; Airbus Group NV, which manufactures aerospace and defense equipment; ITV plc; which provides television broadcasting services; and BT Group plc, which provides communication solutions and services.

Notable detractors to the Fund’s performance during the period included: Telekomunikasi Indonesia Tbk PT, which provides fixed line and wireless telecommunications services in Indonesia; AAC Technologies Holdings Inc., which operates as a holding company with interest in the manufacture and distribution of miniature components; Prince Frog International Holdings Ltd., which operates as an investment holding company, engaged in the designing, manufacturing, selling, and research and development of child care and household hygiene products; Turkiye Halk Bankasi Anonim Sirketi, which provides banking and financial services; and Shimamura Co., Ltd., which retails women’s apparel and accessories.

FUND CHANGES

The Fund’s management team identified several new investment opportunities for the Fund during the period, including: Actelion Ltd., a pharmaceutical company; Britvic PLC, a soft drink supplier; Close Brothers Group PLC, a specialist financial services group; Dr. Reddy’s Laboratories Ltd, a pharmaceutical company; and Gruma S.A.B de CV, a tortilla and corn and wheat flour producer.

iii

The team funded these positions in part by selling the Fund’s positions in: GlaxoSmithKline PLC, a research based pharmaceutical group; Stagecoach Group, an international transportation group; Toshiba Corp., a manufacturer of electrical and electronic products; Yahoo Japan, an Internet search engine and information content provider; and Yara International, which produces, distributes and sells fertilizer and related industrial products.

The Fund’s performance contained in the Management’s Discussion of Fund Performance is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ. Management’s Discussion of Fund Performance presents information about the Fund’s holdings that are believed to be accurate, and the views of the portfolio managers, as of December 31, 2013. The Fund’s holdings, the information about the Fund’s holdings and the views of the portfolio managers may change, and the Fund disclaims any obligation to advise shareholders of any such changes. Discussions regarding specific holdings are for illustration only and are not intended as recommendations to purchase or sell individual stocks. A complete list of Fund holdings as of December 31, 2013 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

The MSCI ACWI ex U.S.A. Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Returns provided for the MSCI ACWI ex U.S.A. Index are net dividends (i.e., net of foreign withholding taxes applicable to U.S. investors). Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

iv

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 through Decemer 31, 2013.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to

v

an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13-12/31/13	Annualized Expense Ratio
Actual
Class Y	$1,000.00	$1,176.60	$6.69	1.22%
Class A	$1,000.00	$1,175.30	$8.06	1.47%
Class C	$1,000.00	$1,171.20	$12.15	2.22%
Class I	$1,000.00	$1,179.30	$5.27	0.96%
Hypothetical
Class Y	$1,000.00	$1,019.06	$6.21	1.22%
Class A	$1,000.00	$1,017.80	$7.48	1.47%
Class C	$1,000.00	$1,014.01	$11.27	2.22%
Class I	$1,000.00	$1,020.37	$4.89	0.96%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vi

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2013 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 95.7%
Australia — 5.0%
7,325	Australia & New Zealand Banking Group Ltd	$210,800
101,448	Dexus Property Group	91,036
28,168	Fortescue Metals Group Ltd	146,380
20,148	Insurance Australia Group Ltd	104,703
2,402	Macquarie Group Ltd	117,896
4,736	National Australia Bank Ltd	147,288
5,767	Rio Tinto Ltd	351,083
2,545	Sydney Airport	8,635
29,762	Telstra Corp Ltd	139,516
2,558	Westpac Banking Corp	73,957

		1,391,294

Austria — 0.3%
1,996	OMV AG	95,530

Belgium — 0.9%
1,339	Anheuser-Busch InBev NV	142,318
1,848	Delhaize Group SA	109,827

		252,145

Brazil — 1.1%
8,300	Banco do Brasil SA	85,841
6,400	Kroton Educacional SA	106,502
8,185	Vale SA, ADR	124,821

		317,164

Canada — 6.9%
2,316	Alimentation Couche Tard Inc, Class B	174,161
2,803	Canadian Imperial Bank of Commerce	239,386
1,816	Canadian National Railway Co	103,532
4,422	Canadian Natural Resources Ltd	149,613
8,222	Canfor Corp †	206,353
15,394	Gran Tierra Energy Inc †	112,312
979	Magna International Inc	80,274
7,421	Manulife Financial Corp	146,429
3,639	Methanex Corp	215,205
3,850	Royal Bank of Canada	258,817
6,134	Suncor Energy Inc	215,044

		1,901,126

China — 3.9%
37,000	Anhui Conch Cement Co Ltd, H Shares	137,182
350,275	Bank of China Ltd, H Shares	161,263

See Notes to Financial Statements.

1

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
China (Continued)
51,875	China Oilfield Services Ltd, H Shares	$160,891
116,075	China Railway Construction Corp Ltd, H Shares	115,561
62,750	CNOOC Ltd	116,691
198,000	Datang International Power Generation Co Ltd, H Shares	91,157
18,500	Great Wall Motor Co Ltd, H Shares	101,872
298,250	Industrial & Commercial Bank of China Ltd, H Shares	201,544

		1,086,161

Denmark — 1.9%
13	AP Moeller—Maersk A/S, Class B	141,082
3,804	GN Store Nord A/S	93,438
3,589	Pandora A/S	194,582
9,292	TDC A/S	90,131

		519,233

Finland — 1.2%
4,013	Huhtamaki OYJ	102,961
4,722	Neste Oil OYJ	93,348
2,608	Sampo, A Shares	128,157

		324,466

France — 7.1%
1,321	AtoS	119,560
2,512	BNP Paribas SA	195,769
5,437	Carrefour SA	215,489
4,445	European Aeronautic Defence and Space Co NV	341,277
1,233	Ingenico	98,857
1,144	Publicis Groupe SA	104,673
1,002	Sanofi	106,306
3,716	Societe Generale SA	215,833
2,279	Teleperformance	138,875
226	Total SA	13,845
2,270	Total SA, ADR	139,083
1,438	Valeo SA	159,111
1,643	Vinci SA	107,860

		1,956,538

Germany — 6.5%
1,999	BASF SE	213,099
1,858	Bayer AG	260,589
5,117	Deutsche Post AG	186,546
6,395	Deutsche Telekom AG	109,354

See Notes to Financial Statements.

2

Shares		Value(a)

Germany (Continued)
5,694	Freenet AG †	$170,608
1,226	Fresenius SE & Co KGaA	188,225
2,083	Hannover Rueck SE	178,755
3,054	Henkel AG & Co KGaA	317,793
8,233	Infineon Technologies AG	87,891
1,598	Stada Arzneimittel AG	78,976

		1,791,836

Hong Kong — 2.5%
26,000	BOC Hong Kong Holdings Ltd	83,321
10,825	Cheung Kong Holdings Ltd	171,010
23,875	Cheung Kong Infrastructure Holdings Ltd	151,176
13,000	Galaxy Entertainment Group Ltd †	116,600
13,000	Hutchison Whampoa Ltd	176,870

		698,977

India — 1.4%
2,169	Dr Reddy’s Laboratories Ltd, ADR	88,994
2,002	Infosys Ltd, ADR	113,313
24,726	LIC Housing Finance Ltd	87,683
7,060	Sesa Sterlite Ltd, ADR	92,910

		382,900

Indonesia — 0.4%
655,500	Telekomunikasi Indonesia Persero Tbk PT	115,803

Ireland — 0.7%
7,417	Smurfit Kappa Group PLC	182,542

Italy — 1.0%
18,769	Enel SpA	81,954
2,790	Gtech Spa	85,055
17,234	Snam SpA	96,400

		263,409

Japan — 15.1%
18,000	Asahi Kasei Corp	140,841
6,700	Bridgestone Corp	253,214
800	Central Japan Railway Co	94,046
14,700	Chiba Bank Ltd/The	98,968
7,900	Daiwa House Industry Co Ltd	152,659
14,000	Hitachi Ltd	105,821
7,097	Japan Tobacco Inc	230,479
4,400	JFE Holdings Inc	104,537
5,400	Mitsui & Co Ltd	75,121

See Notes to Financial Statements.

3

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Japan (Continued)
19,000	Mitsui OSK Lines Ltd	$85,519
46,700	Mizuho Financial Group Inc	101,107
3,000	MS&AD Insurance Group Holdings	80,391
1,300	Murata Manufacturing Co Ltd	115,298
26,000	Nippon Steel & Sumitomo Metal Corp	86,905
357	Nippon Telegraph & Telephone Corp	19,187
3,090	Nippon Telegraph & Telephone Corp, ADR	83,554
14,700	Nomura Holdings Inc	112,927
8,544	NSK Ltd	106,121
2,600	Omron Corp	114,681
10,400	ORIX Corp	182,402
4,100	Otsuka Holdings Co Ltd	118,355
1,300	Sawai Pharmaceutical Co Ltd	83,943
6,700	Sekisui House Ltd	93,524
2,100	Seven & I Holdings Co Ltd	83,354
800	Shimamura Co Ltd	74,903
2,650	SoftBank Corp	231,507
5,900	Sumitomo Corp	74,009
7,400	Sumitomo Electric Industries Ltd	123,251
5,325	Sumitomo Mitsui Financial Group Inc	274,062
15,925	Tokyo Gas Co Ltd	78,332
4,475	Toyo Suisan Kaisha Ltd	134,280
6,625	Toyota Motor Corp	403,879
3,900	TV Asahi Corp	86,362

		4,203,539

Malaysia — 0.3%
20,200	Hong Leong Financial Group Bhd	95,465

Mexico — 0.7%
14,700	Gruma SAB de CV, Class B †	111,124
32,600	OHL Mexico SAB de CV †	83,070

		194,194

Netherlands — 1.0%
6,577	Koninklijke Ahold NV	118,076
4,569	Koninklijke Philips NV	167,479

		285,555

Norway — 1.3%
67,696	Marine Harvest ASA	82,426
4,700	Statoil ASA	113,910
3,680	Subsea 7 SA	70,441
4,397	Telenor ASA	104,827

		371,604

See Notes to Financial Statements.

4

Shares		Value(a)

Poland — 0.3%
56,419	Tauron Polska Energia SA	$81,611

Portugal — 0.3%
23,184	EDP — Energias de Portugal SA	85,158

Russian Federation — 1.5%
14,385	Gazprom OAO, ADR	124,430
1,424	Lukoil OAO, ADR	88,929
1,640	Magnit OJSC, GDR	108,568
27,865	Sberbank of Russia	85,710

		407,637

Singapore — 1.3%
13,700	DBS Group Holdings Ltd	185,641
10,000	Keppel Corp Ltd	88,673
34,000	Wilmar International Ltd	92,143

		366,457

South Africa — 1.0%
7,368	Liberty Holdings Ltd	85,410
11,729	Mediclinic International Ltd	84,977
5,170	MTN Group Ltd	106,958

		277,345

South Korea — 3.5%
566	GS Home Shopping Inc †	164,702
380	Hyundai Motor Co	85,157
208	Samsung Electronics Co Ltd	270,409
4,180	SK Hynix Inc †	145,756
525	SK Telecom Co Ltd	114,417
3,025	Soulbrain Co Ltd †	127,839
3,026	Sung Kwang Bend Co Ltd †	76,557

		984,837

Spain — 2.0%
2,343	Amadeus IT Holding SA, A Shares	100,259
8,957	Distribuidora Internacional de Alimentacion SA	80,094
35,058	Mapfre SA	150,138
2,056	Obrascon Huarte Lain SA	83,283
2,000	Red Electrica Corp SA	133,443

		547,217

Sweden — 2.3%
13,950	Skandinaviska Enskilda Banken AB, A Shares	183,922
4,820	Svenska Cellulosa AB SCA, B Shares	148,380

See Notes to Financial Statements.

5

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Sweden (Continued)
8,255	Swedbank AB, A Shares	$232,306
6,306	Telefonaktiebolaget LM Ericsson, B Shares	76,964

		641,572

Switzerland — 5.3%
1,142	Actelion Ltd †	96,463
2,098	Aryzta AG †	160,869
808	Cie Financiere Richemont SA	80,433
4,754	Credit Suisse Group AG †	145,330
9,141	Logitech International SA	125,528
1,450	Novartis AG	115,733
1,310	Roche Holding AG	365,957
131	Swatch Group AG/The	86,570
974	Swiss Life Holding AG †	202,214
2,925	Zurich Insurance Group AG, ADR †	85,322

		1,464,419

Taiwan — 2.5%
30,000	Chong Hong Construction Co	92,103
124,000	CTBC Financial Holding Co Ltd	84,668
4,000	Largan Precision Co Ltd	163,068
527,555	Taishin Financial Holding Co Ltd	259,321
24,000	Taiwan Semiconductor Manufacturing Co Ltd	84,957

		684,117

Thailand — 0.8%
49,800	Thai Union Frozen Products PCL	108,738
88,700	Thaicom PCL	109,323

		218,061

Turkey — 0.5%
24,118	Turk Hava Yollari	72,275
12,230	Turkiye Halk Bankasi AS	69,146

		141,421

United Kingdom — 15.2%
9,953	Ashtead Group PLC	125,261
14,085	BAE Systems PLC	101,460
27,961	Barclays PLC	125,918
39,912	Barratt Developments PLC	230,662
6,466	BG Group PLC	138,928
21,168	BP PLC	171,077

See Notes to Financial Statements.

6

Shares		Value(a)

United Kingdom (Continued)
2,824	British American Tobacco PLC	$151,422
9,998	Britvic PLC	114,652
41,719	BT Group PLC	262,107
13,006	Centrica PLC	74,885
3,999	Close Brothers Group PLC	90,856
3,011	Diageo PLC	99,721
9,000	easyJet PLC	228,918
28,088	Henderson Group PLC	106,327
4,947	Hikma Pharmaceuticals PLC	98,386
1,503	HSBC Holdings PLC	16,486
1,452	HSBC Holdings PLC, ADR	80,049
65,773	ITV PLC	211,299
22,852	J Sainsbury PLC	138,122
161,290	Lloyds Banking Group PLC †	210,679
3,253	London Stock Exchange Group PLC	93,353
9,734	Mondi PLC	168,605
6,559	National Grid PLC	85,588
8,353	Prudential PLC	185,351
5,696	Rolls-Royce Holdings PLC †	120,262
1,557	Royal Dutch Shell PLC, Class B	58,785
2,860	Royal Dutch Shell PLC, Class B, ADR	214,815
6,047	Shire PLC	285,586
28,459	Vodafone Group PLC	111,690
4,983	WPP PLC	113,872

		4,215,122

TOTAL COMMON STOCKS
(Cost $20,980,516)		26,544,455

PREFERRED STOCKS — 1.6%
Brazil — 0.9%
7,082	Banco Bradesco SA, ADR	88,738
2,100	Cia Brasileira de Distribuicao Grupo Pao de Acucar	93,382
4,915	Petroleo Brasileiro SA, ADR	72,201

		254,321

Germany — 0.7%
719	Volkswagen AG	201,930

TOTAL PREFERRED STOCKS
(Cost $351,138)		456,251

See Notes to Financial Statements.

7

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

INVESTMENT COMPANIES — 3.1%
Multi-Country — 2.1%
6,971	iShares MSCI EAFE ETF	$467,476
2,895	iShares MSCI Emerging Markets ETF	120,924

		588,400

United States — 1.0%
256,331	State Street Institutional U.S. Government Money Market Fund	256,331

TOTAL INVESTMENT COMPANIES
(Cost $829,687)		844,731

TOTAL INVESTMENTS
(Cost $22,161,341)	100.4%	27,845,437
OTHER ASSETS AND LIABILITIES (Net)	(0.4)	(98,020)

NET ASSETS	100.0%	$27,747,417

†	Non-income producing security.

(a)	Security value was determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

ABBREVIATIONS:
ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
GDR	—	Global Depositary Receipt
OAO	—	Russian Open Joint Stock Corporation
OJSC	—	Open Joint Stock Company

See Notes to Financial Statements.

8

At December 31, 2013, industry diversification of the Fund was as follows:

	% of Net Assets	Value
COMMON STOCKS:
Commercial Banks	14.3%	$3,977,267
Oil, Gas & Consumable Fuels	6.7	1,846,340
Pharmaceuticals	5.8	1,602,825
Insurance	4.9	1,346,870
Diversified Telecommunication Services	3.7	1,033,802
Food & Staples Retailing	3.7	1,027,691
Metals & Mining	3.3	906,636
Wireless Telecommunication Services	2.6	735,180
Chemicals	2.5	696,984
Food Products	2.5	689,580
Electronic Equipment, Instruments & Components	2.2	597,725
Automobiles	2.1	590,908
Semiconductors & Semiconductor Equipment	2.1	589,013
Capital Markets	2.1	573,336
Aerospace & Defense	2.0	562,999
Electric Utilities	1.9	533,342
Media	1.9	516,206
Auto Components	1.8	492,599
Household Products	1.7	466,173
Industrial Conglomerates	1.6	433,022
Real Estate Management & Development	1.5	415,772
Tobacco	1.4	381,901
Paper & Forest Products	1.3	374,958
Textiles, Apparel & Luxury Goods	1.3	361,585
Beverages	1.3	356,691
IT Services	1.2	333,132
Household Durables	1.2	324,186
Construction & Engineering	1.1	306,704
Airlines	1.1	301,193
Containers & Packaging	1.0	285,503
Diversified Financial Services	1.0	275,755
Trading Companies & Distributors	1.0	274,391
Health Care Providers & Services	1.0	273,202
Energy Equipment & Services	0.8	231,332
Marine	0.8	226,601
Hotels, Restaurants & Leisure	0.7	201,655
Road & Rail	0.7	197,578
Air Freight & Logistics	0.7	186,546
Gas Utilities	0.6	174,732
Internet & Catalog Retail	0.6	164,702
Multi-Utilities	0.6	160,473

See Notes to Financial Statements.

9

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

	% of Net Assets	Value
COMMON STOCKS (Continued)
Professional Services	0.5%	$138,875
Construction Materials	0.5	137,182
Computers & Peripherals	0.5	125,528
Electrical Equipment	0.4	123,251
Diversified Consumer Services	0.4	106,502
Machinery	0.4	106,121
Biotechnology	0.3	96,463
Health Care Equipment & Supplies	0.3	93,438
Transportation Infrastructure	0.3	91,705
Independent Power Producers & Energy Traders	0.3	91,157
Real Estate Investment Trusts (REITs)	0.3	91,036
Thrifts & Mortgage Finance	0.3	87,683
Communications Equipment	0.3	76,964
Building Products	0.3	76,557
Specialty Retail	0.3	74,903

TOTAL COMMON STOCKS	95.7	26,544,455
PREFERRED STOCKS:
Automobiles	0.7	201,930
Food & Staples Retailing	0.3	93,382
Commercial Banks	0.3	88,738
Oil, Gas & Consumable Fuels	0.3	72,201

TOTAL PREFERRED STOCKS	1.6	456,251
INVESTMENT COMPANIES	3.1	844,731

TOTAL INVESTMENTS	100.4	27,845,437
OTHER ASSETS AND LIABILITIES (Net)	(0.4)	(98,020)

NET ASSETS	100.0%	$27,747,417

See Notes to Financial Statements.

10

[This Page Intentionally Left Blank]

11

Munder International Fund — Core Equity

Statement of Assets and Liabilities, December 31, 2013 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$27,845,437
Foreign currency, at value	149,771
Dividends and interest receivable	71,597
Receivable from Advisor	30,405
Receivable for investment securities sold	1,237
Receivable for Fund shares sold	49,760
Prepaid expenses and other assets	31,381

Total Assets	28,179,588

LIABILITIES:
Payable for investment securities purchased	88,916
Payable for Fund shares redeemed	46,404
Trustees’ fees and expenses payable	171,728
Legal and audit fees payable	39,211
Custody fees payable	18,680
Investment advisory fees payable	18,567
Transfer agency/record keeping fees payable	8,285
Deferred foreign taxes payable	7,762
Administration fees payable	6,382
Distribution and shareholder servicing fees payable — Class A, C and I Shares	2,485
Accrued expenses and other payables	23,751

Total Liabilities	432,171

NET ASSETS	$27,747,417

Investments, at cost	$22,161,341

Foreign currency, at cost	$150,555

See Notes to Financial Statements.

12

NET ASSETS consist of:
Distributions in excess of net investment income	$(437,114)
Accumulated net realized gain on investments sold	(37,118,655)
Net unrealized appreciation of investments	5,674,213
Paid-in capital	59,628,973

$27,747,417

NET ASSETS:
Class Y Shares	$20,091,070

Class A Shares	$6,252,183

Class C Shares	$1,402,850

Class I Shares	$1,314

SHARES OUTSTANDING:
Class Y Shares	2,952,324

Class A Shares	916,791

Class C Shares	206,541

Class I Shares	193

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$6.81

CLASS A SHARES:
Net asset value and redemption price per share	$6.82

Maximum sales charge	5.50%
Maximum offering price per share	$7.22

CLASS C SHARES:
Net asset value and offering price per share*	$6.79

CLASS I SHARES:
Net asset value, offering price and redemption price per share	$6.82

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

13

Munder International Fund — Core Equity

Statement of Operations, For the Period Ended December 31, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$237,791

Total Investment Income	237,791

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	7,830
Class C Shares	6,906
Investment advisory fees	112,204
Custody fees	64,381
Administration fees	38,312
Trustees’ fees and expenses	32,099
Registration and filing fees	27,958
Legal and audit fees	23,083
Transfer agency/record keeping fees(b)	16,664
Printing and mailing fees	8,416
Other	4,446

Total Expenses	342,299
Expenses reimbursed by Advisor	(156,454)

Net Expenses	185,845

NET INVESTMENT INCOME	51,946

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions(c)	770,691
Foreign currency-related transactions	(17,974)
Net change in unrealized appreciation/(depreciation) of:
Securities(d)	3,719,998
Foreign currency-related transactions	146

Net realized and unrealized gain on investments	4,472,861

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,524,807

(a)	Net of foreign withholding taxes of $20,245.

(b)	Transfer agency/record keeping fees — The amounts for Class Y, Class A, Class C & Class I Shares were $12,036, $3,823, $805 and $0 respectively.

(c)	Net of realized foreign tax of $266.

(d)	Net of deferred foreign tax of $7,762.

See Notes to Financial Statements.

14

Munder International Fund — Core Equity

Statements of Changes in Net Assets

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Net investment income	$51,946	$400,838
Net realized gain from security transactions, futures contracts and foreign currency-related transactions	752,717	2,614,292
Net change in net unrealized appreciation/(depreciation) of securities, futures contracts and foreign currency-related transactions	3,720,144	(520,346)

Net increase in net assets resulting from operations	4,524,807	2,494,784
Dividends to shareholders from net investment income:
Class Y Shares	(477,931)	(168,521)
Class A Shares	(132,630)	(16,484)
Class C Shares	(20,070)	(1,317)
Class I Shares	(34)	(87)
Distributions to shareholders from net realized gain/loss:
Class Y Shares	(579,464)	(24,488)
Class A Shares	(179,446)	(2,472)
Class C Shares	(41,673)	(219)
Class I Shares	(38)	(13)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	(1,256,728)	15,956,350
Class A Shares	(993,805)	5,813,667
Class C Shares	(14,197)	1,176,122
Class I Shares	72	(6,478,583)

Net increase in net assets	828,863	18,748,739
NET ASSETS:
Beginning of Period	26,918,554	8,169,815

End of Period	$27,747,417	$26,918,554

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(437,114)	$141,605

See Notes to Financial Statements.

15

Munder International Fund — Core Equity

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Amount
Class Y Shares:
Sold	$801,591	$342,441
Issued as reinvestment of dividends and distributions	1,003,456	193,009
Proceeds received in merger	—	18,753,425
Redeemed	(3,061,775)	(3,332,525)

Net increase/(decrease)	$(1,256,728)	$15,956,350

Class A Shares:
Sold	$230,437	$669,637
Issued as reinvestment of dividends and distributions	247,783	18,531
Proceeds received in merger	—	11,583,573
Redeemed	(1,472,025)	(6,458,074)

Net increase/(decrease)	$(993,805)	$5,813,667

Class C Shares:
Sold	$47,537	$7,670
Issued as reinvestment of dividends and distributions	34,466	1,536
Proceeds received in merger	—	1,443,333
Redeemed	(96,200)	(276,417)

Net increase/(decrease)	$(14,197)	$1,176,122

Class I Shares:
Sold	$—	$1,000
Issued as reinvestment of dividends and distributions	72	100
Redeemed	—	(6,479,683)

Net increase/(decrease)	$72	$(6,478,583)

See Notes to Financial Statements.

16

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Shares
Class Y Shares:
Sold	122,782	54,605
Issued as reinvestment of dividends and distributions	148,221	33,220
Issued in exchange for proceeds received in merger	—	3,221,684
Redeemed	(448,983)	(530,133)

Net increase/(decrease)	(177,980)	2,779,376

Class A Shares:
Sold	34,501	108,841
Issued as reinvestment of dividends and distributions	36,493	3,184
Issued in exchange for proceeds received in merger	—	1,986,414
Redeemed	(224,939)	(1,060,433)

Net increase/(decrease)	(153,945)	1,038,006

Class C Shares:
Sold	7,043	1,237
Issued as reinvestment of dividends and distributions	5,098	265
Issued in exchange for proceeds received in merger	—	248,260
Redeemed	(14,346)	(43,911)

Net increase/(decrease)	(2,205)	205,851

Class I Shares:
Sold	—	165
Issued as reinvestment of dividends and distributions	11	17
Redeemed	—	(1,069,142)

Net increase/(decrease)	11	(1,068,960)

See Notes to Financial Statements.

17

Munder International Fund — Core Equity(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended (Unaudited) 12/31/13(b)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$6.11		$5.61	$7.09	$5.52	$5.45	$9.38

Income/(loss) from investment operations:
Net investment income	0.02		0.13	0.12	0.11	0.09	0.16
Net realized and unrealized gain/(loss) on investments	1.06		0.95	(1.25)	1.69	0.16	(3.87)

Total from investment operations	1.08		1.08	(1.13)	1.80	0.25	(3.71)

Less distributions:
Dividends from net investment income	(0.17)		(0.51)	(0.35)	(0.23)	(0.18)	(0.22)
Distributions from net realized gains	(0.21)		(0.07)	—	—	—	—

Total distributions	(0.38)		(0.58)	(0.35)	(0.23)	(0.18)	(0.22)

Short-term trading fees	—		—	—	—	0.00 (c)	0.00 (c)

Net asset value, end of period	$6.81		$6.11	$5.61	$7.09	$5.52	$5.45

Total return(d)	17.66%		19.91%	(15.66)%	32.83%	4.14%	(40.00)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$20,091		$19,111	$1,969	$2,756	$2,317	$3,705
Ratio of operating expenses to average net assets	1.22	%(e)	1.22%	1.22%	1.28%	1.36%	1.36%
Ratio of net investment income to average net assets	0.48	%(e)	2.14%	2.00%	1.64%	1.38%	2.73%
Portfolio turnover rate	28%		108%	84%	81%	67%	52%
Ratio of operating expenses to average net assets without expense reimbursements	2.33	%(e)	3.02%	5.53%	4.06%	2.19%	2.39%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on August 16, 2007.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(e)	Annualized.

See Notes to Financial Statements.

18

A Shares
Period Ended (Unaudited) 12/31/13(b)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)

$6.11		$5.61	$7.09	$5.52	$5.46	$9.36

0.01		0.12	0.12	0.08	0.10	0.10

1.06		0.95	(1.27)	1.70	0.12	(3.81)

1.07		1.07	(1.15)	1.78	0.22	(3.71)

(0.15)		(0.50)	(0.33)	(0.21)	(0.16)	(0.19)

(0.21)		(0.07)	—	—	—	—

(0.36)		(0.57)	(0.33)	(0.21)	(0.16)	(0.19)

—		—	—	—	0.00 (c)	0.00 (c)

$6.82		$6.11	$5.61	$7.09	$5.52	$5.46

17.53%		19.59%	(15.88)%	32.49%	3.87%	(40.08)%

$6,252		$6,541	$184	$195	$233	$297

1.47	%(e)	1.47%	1.47%	1.54%	1.61%	1.61%

0.23	%(e)	1.87%	1.99%	1.27%	1.54%	1.30%
28%		108%	84%	81%	67%	52%

2.59	%(e)	2.95%	5.78%	4.28%	2.36%	2.41%

See Notes to Financial Statements.

19

Munder International Fund — Core Equity(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

(continued)

	C Shares
	Period Ended (Unaudited) 12/31/13(b)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$6.06		$5.57	$7.05	$5.49	$5.43	$9.30

Income/(loss) from investment operations:
Net investment income/(loss)	(0.02)		0.08	0.05	0.05	0.03	0.07
Net realized and unrealized gain/(loss) on investments	1.06		0.93	(1.24)	1.67	0.15	(3.82)

Total from investment operations	1.04		1.01	(1.19)	1.72	0.18	(3.75)

Less distributions:
Dividends from net investment income	(0.10)		(0.45)	(0.29)	(0.16)	(0.12)	(0.12)
Distributions from net realized gains	(0.21)		(0.07)	—	—	—	—

Total distributions	(0.31)		(0.52)	(0.29)	(0.16)	(0.12)	(0.12)

Short-term trading fees	—		—	—	—	0.00 (c)	0.00 (c)

Net asset value, end of period	$6.79		$6.06	$5.57	$7.05	$5.49	$5.43

Total return(d)	17.12%		18.60%	(16.63)%	31.49%	2.92%	(40.54)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,403		$1,266	$16	$90	$73	$103
Ratio of operating expenses to average net assets	2.22	%(e)	2.22%	2.22%	2.29%	2.36%	2.36%
Ratio of net investment income to average net assets	(0.53	)%(e)	1.22%	0.82%	0.69%	0.56%	1.24%
Portfolio turnover rate	28%		108%	84%	81%	67%	52%
Ratio of operating expenses to average net assets without expense reimbursements	3.33	%(e)	3.69%	6.57%	5.03%	3.14%	3.36%

(a)	Class C Shares and Class I Shares commenced operations on August 16, 2007.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(e)	Annualized.

See Notes to Financial Statements.

20

I Shares
Period Ended (Unaudited) 12/31/13(b)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
$6.12		$5.61	$7.10	$5.52	$5.46	$9.40

0.02		0.13	0.11	0.11	0.12	0.15

1.08		0.98	(1.24)	1.72	0.14	(3.85)

1.10		1.11	(1.13)	1.83	0.26	(3.70)

(0.19)		(0.53)	(0.36)	(0.25)	(0.20)	(0.24)
(0.21)		(0.07)	—	—	—	—

(0.40)		(0.60)	(0.36)	(0.25)	(0.20)	(0.24)

—		—	—	—	0.00 (c)	0.00 (c)

$6.82		$6.12	$5.61	$7.10	$5.52	$5.46

17.93%		20.45%	(15.55)%	33.36%	4.22%	(39.80)%

$1		$1	$6,001	$20,836	$39,610	$45,325

0.96	%(e)	0.96%	0.96%	1.04%	1.10%	1.10%

0.73	%(e)	2.19%	1.90%	1.68%	1.92%	2.45%
28%		108%	84%	81%	67%	52%

2.16	%(e)	5.63%	3.69%	2.12%	1.51%	1.54%

See Notes to Financial Statements.

21

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2013 (Unaudited)

1.	Organization

As of December 31, 2013, the Munder Funds consisted of 11 portfolios, each of which is a series of Munder Series Trust (“MST”). Information presented in these financial statements pertains only to the Munder International Fund — Core Equity (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide long-term growth of capital. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 4 classes of shares — Class A, Class C, Class I and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class I and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

On December 7, 2012, the International Fund — Core Equity acquired all of the assets and assumed all of the liabilities of the Munder International Equity Fund (“International Equity Fund”), a series of MST, in a tax-free exchange of shares and the subsequent liquidation of the International Equity Fund (the “Reorganization”). The Agreement and Plan of Reorganization was approved by the Board of Trustees of MST on September 11, 2012. The primary reasons for the Reorganization included seeking to provide International Equity Fund’s shareholders with (i) potentially improved performance, (ii) lower net total expenses (but higher gross total expenses), (iii) greater assets under management in a single fund by combining two funds with similar investment objectives and similar investment strategies into a single fund, and (iv) an enhanced ability to eliminate certain costs of running the two funds separately.

Number of shares outstanding of the International Equity Fund prior to merger:
Class A	757,199
Class B	21,683
Class C	121,242
Class K	159,576
Class Y	1,495,787

22

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

Exchange ratio and number of shares of the International Fund — Core Equity issued for shares of the International Equity Fund:

	Exchange Ratio	Shares
Class A	2.1193	1,604,734
Class B*	2.0134	43,658
Class C	2.0476	248,260
Class K*	2.1183	338,022
Class Y	2.1538	3,221,684
Unrealized appreciation immediately prior to acquisition of all assets and assumption of all liabilities of the International Equity Fund		$2,030,795
Accumulated distributions in excess of net investment income immediately prior to acquisition of all assets and assumption of all liabilities of the International Equity Fund		$(339,668)

*	Class B and Class K shares of the International Equity Fund merged into Class A shares of the International Fund — Core Equity.

There were no undistributed income or gain amounts unpaid prior to the merger of the International Equity Fund.

	Prior to Merger	After Merger
Net assets of the International Equity Fund
Class A	$9,357,847	$—
Class B	254,584	—
Class C	1,443,333	—
Class K	1,971,142	—
Class Y	18,753,425	—
Net assets of the International Fund — Core Equity
Class A	$212,822	$11,796,395
Class B	—	—
Class C	18,627	1,461,960
Class I	1,058	1,058
Class K	—	—
Class Y	2,109,325	20,862,750

For financial reporting purposes, the net assets received and shares issued by the International Fund — Core Equity were recorded at fair market value. However, investments of the International Equity Fund were carried forward to the International Fund — Core Equity at cost for purposes of aligning ongoing financial reporting of the International Fund — Core Equity’s realized and unrealized gains and losses with amounts that may be distributable to shareholders on a tax basis.

23

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any

24

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$27,845,437
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$27,845,437

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above during the fiscal period ended December 31, 2013.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by country.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies

25

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Foreign Currency Spot Contracts: The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may use foreign currency spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Foreign currency spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method, subject to certain minimums. Allocated Munder Funds expenses, direct Fund-level expenses, income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Class-level expenses attributable to Class I Shares are charged directly to that class. All other class-level expenses (excluding distribution and shareholder servicing fees) are allocated to the remaining share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

26

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2013.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2010.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.80% on the first $1 billion of its average daily net assets, and 0.75% on average daily net assets exceeding $1 billion. During the period ended December 31, 2013, the Fund paid an annual effective rate of 0.80% for advisory services.

Pursuant to a written Expense Limitation Agreement with the Fund, the Advisor agreed to waive fees or reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 1.47%, 2.22%, 1.22% and 0.96% for Class A, Class C, Class Y and Class I Shares, respectively (collectively, “Target Operating Expenses”). For the period ended December 31, 2013, the Advisor reimbursed expenses pursuant to the Expense Limitation Agreement on behalf of the Fund totaling $156,454, which are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

27

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

Pursuant to a separate written Agreement with the Fund (the “Repayment Agreement”), the Advisor may seek repayment from the Fund for Fund expenses it reimbursed under the Expense Limitation Agreement. At December 31, 2013, the total amount eligible for repayment to the Advisor was $1,325,652, of which $392,776 expires in 2014, $396,081 expires in 2015, $380,341 expires in 2016 and $156,454 expires in 2017. The Fund may only grant such repayment provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) are below the Target Operating Expenses and (2) it receives approval from the Board of Trustees. The Repayment Agreement is subject to annual review by the Board of Trustees.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates, subject to a Fund minimum fee of $68,000:

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2013, the Advisor earned $38,312 before payment of sub-administration fees and $24,869 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2013, the Fund paid an annual effective rate of 0.2732% for administrative services.

As of December 31, 2013, Comerica Bank, as agent or trustee for its customers, held voting power over more than 25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $641 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2013.

28

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

During the period ended December 31, 2013, each Trustee was paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee of MST, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also received an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2013, no officer, director or employee of the Advisor, Comerica Bank, or any of their affiliates received any compensation from MST.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) that applies to the Fund’s Class A and Class C Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates payable under the Plan for each class, as a percentage of average daily net assets, were as follows:

Class A Shares 12b-1 Fees	Class C Shares 12b-1 Fees
0.25%	1.00%

Comerica Bank and Comerica Securities, Inc. (“Comerica Securities”), a wholly owned subsidiary of Comerica Bank, are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2013, the Fund paid $229 to Comerica Bank and $182 to Comerica Securities for shareholder and/or distribution-related services provided to Class A and C shareholders.

29

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $7,625,088 and $11,093,477, respectively, for the period ended December 31, 2013.

At December 31, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $ 5,991,348, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $ 307,252 and net appreciation for financial reporting purposes was $ 5,684,096. At December 31, 2013, aggregate cost for financial reporting purposes was $22,161,341.

6.	Investment Concentration

The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

7.	Revolving Line of Credit

Effective December 4, 2013, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee equal to 0.11% per annum on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. During the period ended December 31, 2013, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2013, total commitment fees for the Fund were $111.

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

30

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2013, permanent differences resulting primarily from foreign currency gains and losses, passive foreign investment company gains and losses, losses carried forward from acquired fund, and open wash sales deferrals from acquired fund were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share.

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid in Capital
$(45,664)	$(34,064,031)	$34,109,695

The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2013 and June 30, 2012 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
June 30, 2013	$186,409	$27,192	$213,601
June 30, 2012	$823,353	$—	$823,353

At June 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Capital Gains	Capital Loss Carryover	Unrealized Appreciation	Total
$210,685	$800,680	$(37,697,505)	$1,733,917	$(34,952,223)

The differences between book and tax distributable earnings were primarily due to wash sales, passive foreign investment company unreversed inclusions, capital loss carry forward loss limits, and deferred Trustees’ fees.

Under the Regulated Investment Company Modernization Act of 2010, capital losses realized after June 30, 2011 may be carried forward indefinitely and will retain their tax character as either short-term or long-term. Capital losses realized prior to July 1, 2011 will continue to be subject to their original expiration dates and will continue to be treated as short-term losses. Capital losses that can be carried forward indefinitely must be utilized fully before using capital losses that expire.

31

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

As determined at June 30, 2013, the Fund had available for Federal income tax purposes $37,697,505 of unused capital losses, of which $32,739,820 expires in 2017, $2,655,481 expires in 2018, $989,091 expires in 2019, and $1,313,113 which does not expire. In addition, the losses expiring in 2017 were acquired in the reorganization with the Munder International Equity Fund that occurred on December 7, 2012. The losses expiring in 2018 and 2019 and the losses that do not expire may be subject to limitations.

During the year ended June 30, 2013, $1,396,103 in carried forward capital losses were utilized by the Fund.

10.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ended June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

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33

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman

John Rakolta Jr., Vice Chairman

John Engler

Thomas P. Lemke

Michael T. Monahan

Lisa A. Payne

OFFICERS

James V. FitzGerald, President and Principal Executive Officer

Peter K. Hoglund, Vice President and Principal Financial Officer

Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer

David W. Rumph, Treasurer and Principal Accounting Officer

Amy D. Eisenbeis, Assistant Secretary

Francine S. Hayes, Assistant Secretary

Mary Ann C. Shumaker, Assistant Secretary

Kevin R. Kuhl, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management

Munder Capital Center

480 Pierce Street

Birmingham, MI 48009

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

SANNIFCE1213

SEMI-ANNUAL REPORT

December 31, 2013

Munder International

Small-Cap Fund

Class Y, A, C, I & R6 Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds® Letter to Shareholders

DEAR SHAREHOLDERS:

As global markets entered the second half of 2013, the mighty Fed was scaring investors with the prospect of tapering the extended bond purchases that had been providing fuel to the economic fire. The Fed was clear that their approach would be measured and lengthy, and that the liquidity cushion provided by the bond purchases would likely continue until the economy was growing in a healthy and sustainable fashion. After the initial fear, optimism regained its place at the top of investors’ minds.

U.S. gross domestic product (GDP) growth of 4.1% in the third quarter, the introduction of modest tapering in November and improving labor market metrics and corporate earnings all combined to produce a robust global equity rally in the last half of 2013. To wit, for the six months ended December 31, 2013, the S&P 500® Index (a measure of the large-cap sector of the U.S. stock market) returned 16.3%, the Russell Mid-Cap® Growth Index (a measure of the growth style in the mid-cap segment of the U.S. equity universe) returned 18.3%, the Russell 2000® Value Index (a measure of the value style in the small-cap segment of the U.S. equity universe) returned 17.6%, the S&P® Developed ex-US SmallCap Index (a measure of the small-cap segment of developed equity markets excluding the U.S.) returned 21.2% and the S&P® Emerging Plus SmallCap Index (a measure of the small-cap segment of emerging equity markets including Korea) returned 6.9%. The lag in performance in emerging markets signaled general growth and currency concerns about these nascent economies, but the global economic outlook by investors, especially in developed economies, generated strong returns across the board.

In the United States, as often happens in an improving growth environment, small-cap stocks outperformed mid-cap and large-cap stocks, and growth-oriented portfolios outperformed value-oriented portfolios. The small-cap universe, as viewed through the lens of the Russell 2000® Indices, showed growth outperforming value by 4.4%. In the mid-cap world (Russell MidCap® Indices), growth outperformed value by a more narrow 1.6%. The large-cap growth outperformance over value (using the S&P 500® Indices) was 4.5%. On a capitalization basis, small-cap stocks outperformed mid-cap stocks by 3.1% and large-cap stocks by 3.5%.

International markets, particularly in developed countries, showed high correlation with domestic indices as an improving economic outlook combined with the acceptance of the U.S. Fed strategy on bond purchase tapering. Similar to domestic markets, small-cap international stocks outperformed large-cap international stocks by 3.3%. Europe outperformed Asia following the surprise 25 basis point rate cut by the European Central Bank in November. As noted above, the emerging market economies recovered slightly from the first half of 2013, but only the small-cap segment had a positive return for the full calendar year. The emerging markets continue to be the area of most concern to investors, and will likely provide higher volatility as we move through 2014.

In the fixed income market, the last six months of 2013 were rather staid, surprisingly so given the abrupt June reaction to the concept of tapering. For the last six months of 2013, the Barclays U.S. Aggregate Bond Index (a measure of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market) was up 0.43% (although the Index was down 2% for the full calendar year). Following the strong GDP growth in the third quarter, in November the Fed reduced their bond purchase program by $10 billion, the first move of the taper strategy. In sharp contrast to the summer months, the bond market volatility was more measured and orderly. While interest rates did increase heading into the December Fed meeting, non-government sectors outperformed Treasuries across the entire investment grade and high-yield spectrum.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, I encourage you to contact your financial advisor. You may also contact the Funds at 1-800-468-6337 or through our website at www.munder.com. My colleagues and I sincerely appreciate the confidence you have placed in the Munder Funds and we value the opportunity to help you meet your investment goals.

Very Truly Yours,

James FitzGerald

President and Principal Executive Officer, The Munder Funds

President, Munder Capital Management

ii	Management’s Discussion of Fund Performance
v	Shareholder Fee Example

1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
21	Notes to Financial Statements

Past performance is no guarantee of future results.

The information and statistical data in the President’s Letter is current as of December 31, 2013. The information may change, and the Munder Funds disclaim any obligation to advise investors of any such changes. The information is general in nature and is not intended to provide personal investment advice or to be an endorsement of any specific investment. While the information presented was obtained or derived from third-party sources believed to be reliable, the Munder Funds do not guarantee the accuracy of the information.

Risks:    Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. A substantial portion of the Fund’s assets is invested in securities of Japanese and U.K. issuers; therefore, adverse market conditions impacting those countries may have a more pronounced effect on the Fund. Smaller company stocks are more volatile and less liquid than larger, more established company securities.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

Munder Funds distributed through Funds Distributor, LLC.

i

Management’s Discussion of Fund Performance (Unaudited)

INVESTMENT PROCESS HIGHLIGHTS

The Munder International Small-Cap Fund’s management team seeks to provide long-term growth of capital in the Fund by investing primarily in equity securities of small-capitalization companies in countries represented in the S&P® Developed ex-U.S. SmallCap Index. The team selects stocks using a blend of fundamental research and quantitative analysis, focusing on both positive business momentum and favorable valuation. The team uses risk controls to help avoid unintended risk and highlight security selection as a key part of the overall construction of the Fund. The Fund’s investment allocation to countries and sectors tends to closely approximate the country and sector allocations of the S&P® Developed ex-U.S. SmallCap Index. To ensure a diversified geographic portfolio, the Fund invests in a minimum of ten countries.

The management team’s investment approach is designed to achieve consistent long-term returns across the full breadth of market conditions and economic cycles. The focus of its investment process is on security selection and risk management. The team believes this is the best way to position the Fund to achieve an optimal balance between potential reward and investment risk over a complete market cycle.

INVESTING ENVIRONMENT

During the six months ended December 31, 2013, international markets rose as an improving economic landscape throughout most of the developed world allowed investors to overlook the Federal Reserve’s announced implementation of tapering. There was a wide dispersion among regional returns in the S&P® Developed ex-U.S. SmallCap Index as Europe (+28.9%) outperformed Asia ex-Japan (+10.5%). The peripheral European markets of Italy (+44.0%), Greece (+46.5%), and Portugal (+35.4%) were the best performing countries in the Index as the European Central Bank (ECB) surprised the market by cutting rates 25 basis points on November 7th. Singapore dropped 3.3% and was the worst performing country in the Index. The Central Bank in Singapore held off on stimulus even as economic growth slowed, instead focusing on inflation, which was being fueled by a labor shortage and record home prices. All ten sectors in the Index posted a positive return for the six-month period. Telecommunication services stocks rose 29.2% and continue to be boosted by merger speculation focused on some of the smaller alternative operators. The more cyclical information technology (+23.8%) and industrials (+26.0%) sectors outperformed, while consumer staples rose just 11.2% as defensives lagged. Overall security selection was positive within both regions and sectors and accounted for most of the Fund’s outperformance relative to the Index. The Fund’s exposure to relative value and improving business momentum was beneficial to performance. The management team remained focused on stock selection while adhering to its strict country and sector risk controls.

ii

COUNTRY ALLOCATION*
United Kingdom	19.8%
Japan	17.9%
Switzerland	8.1%
Canada	7.8%
Germany	7.0%
France	6.3%
South Korea	4.7%
Australia	4.6%
Italy	3.5%
Netherlands	2.7%
Sweden	2.3%
Spain	2.2%
Hong Kong	2.0%
Other	11.1%

Total	100.0%

As a percentage of net assets as of 12/31/13.

* Country classification is based on the country classification assigned within the Fund’s benchmark and does not include exposure through holdings of foreign currencies.

PERFORMANCE DISCUSSION

During the six-month period ended December 31, 2013, the Fund returned 22.69%, outperforming the S&P® Developed ex-U.S. SmallCap Index, which returned 21.17% over the same period.

Notable contributors to the Fund’s performance during the period included: Banca Generali S.p.A., which provides integrated solutions of financial, banking, and insurance products and services; AerCap Holdings NV, which provides leasing and financing services to the aircraft industry; Duerr AG, which supplies products, systems and services for automobile manufacturing; Valeo SA, which engages in the designing, production and marketing of automotive equipment; and Howden Joinery Group PLC, which engages in the sale of kitchens and joinery products.

Notable detractors to the Fund’s performance during the period included: Partron Co., Ltd., which engages in the manufacturing of electronic parts, such as antennas, isolators, and camera module products; Chiyoda Co., Ltd., which retails footwear, toys and apparel; Norwegian Air Shuttle ASA, which provides airport transportation services; Wacom Co., Ltd., which manufactures and distributes computer data imputing components; and Draegerwerk AG & Co. KGaA, which engages in the fields of medical and safety technology.

FUND CHANGES

The Fund’s management team identified several new investment opportunities for the Fund during the period, including: Fila Korea Ltd., an importer and wholesaler of textiles and apparel; NS Solutions Corp., an engineering system operator and software developer; Raging River Exploration Inc., an oil and gas exploration company; Straumann Holding AG, a developer, producer and seller of dental implants; and The Restaurant Group PLC, an independent operator of branded restaurants and pubs.

The team funded these positions in part by selling the Fund’s positions in: Aberdeen Asset Management, an investment manager; easyJet PLC, a low cost

iii

passenger airline; Iliad, a telecommunication services company; Nichirei Corp., a producer and distributor of frozen food, ice, and meat products; and Whitbread, a hotel and restaurant group.

The Fund’s performance contained in the Management’s Discussion of Fund Performance is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ. Management’s Discussion of Fund Performance presents information about the Fund’s holdings that are believed to be accurate, and the views of the portfolio managers, as of December 31, 2013. The Fund’s holdings, the information about the Fund’s holdings and the views of the portfolio managers may change, and the Fund disclaims any obligation to advise shareholders of any such changes. Discussions regarding specific holdings are for illustration only and are not intended as recommendations to purchase or sell individual stocks. A complete list of Fund holdings as of December 31, 2013 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

The S&P® Developed ex-U.S. SmallCap Index consists of the stocks representing the lowest 15% of float-adjusted market capitalization in each country other than the U.S. represented in the S&P® Developed Broad Market Index (BMI). The S&P® Developed BMI includes all listed shares of companies from 26 developed countries with float-adjusted market capitalizations of at least US$100 million and annual trading value of at least US$50 million. Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

iv

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 through December 31, 2013.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to

v

an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13-12/31/13	Annualized Expense Ratio
Actual
Class Y	$1,000.00	$1,226.90	$6.17	1.10%
Class A	$1,000.00	$1,224.20	$7.57	1.35%
Class C	$1,000.00	$1,219.30	$11.75	2.10%
Class I	$1,000.00	$1,227.20	$5.33	0.95%
Class R6	$1,000.00	$1,226.00	$6.17	1.10%
Hypothetical
Class Y	$1,000.00	$1,019.66	$5.60	1.10%
Class A	$1,000.00	$1,018.40	$6.87	1.35%
Class C	$1,000.00	$1,014.62	$10.66	2.10%
Class I	$1,000.00	$1,020.42	$4.84	0.95%
Class R6	$1,000.00	$1,019.66	$5.60	1.10%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vi

Munder International Small-Cap Fund

Portfolio of Investments, December 31, 2013 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 96.5%
Australia — 4.6%
1,042,414	Beach Energy Ltd	$1,331,004
277,730	Challenger Ltd	1,537,508
795,420	Drillsearch Energy Ltd †	958,811
258,009	DuluxGroup Ltd	1,234,817
38,457	Flight Centre Travel Group Ltd	1,632,784
186,476	iiNET Ltd	1,083,944
327,191	Investa Office Fund	914,426
85,799	Mineral Resources Ltd	909,360
1,460,351	Mount Gibson Iron Ltd	1,323,507
259,171	Primary Health Care Ltd	1,145,499
385,945	RCR Tomlinson Ltd	1,261,274
489,287	Seven West Media Ltd	1,026,678
561,642	Spark Infrastructure Group (b)	814,922

		15,174,534

Austria — 0.4%
16,691	Flughafen Wien AG	1,400,670

Belgium — 0.5%
9,601	Kinepolis Group NV	1,520,251

Canada — 7.8%
382,779	Bankers Petroleum Ltd †	1,574,718
40,858	Black Diamond Group Ltd	1,153,909
52,539	Canadian Apartment Properties REIT	1,051,027
97,641	Canfor Corp †	2,450,562
71,332	Capital Power Corp	1,430,333
6,729	Constellation Software Inc	1,425,237
70,156	Element Financial Corp †	924,626
48,737	Gluskin Sheff + Associates Inc	1,179,139
269,010	Gran Tierra Energy Inc †	1,962,652
22,248	Home Capital Group Inc	1,695,016
16,307	Methanex Corp	964,373
34,336	Mullen Group Ltd	917,674
322,351	Nevsun Resources Ltd	1,071,216
892,608	OceanaGold Corp †	1,378,091
51,542	Parkland Fuel Corp	896,193
184,686	Raging River Exploration Inc †	1,171,837
31,860	Stantec Inc	1,975,335
57,769	Westjet Airlines Ltd – VV	1,518,391
88,228	Whitecap Resources Inc	1,049,849

		25,790,178

See Notes to Financial Statements.

1

Munder International Small-Cap Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Denmark — 1.7%
44,064	GN Store Nord A/S	$1,082,352
34,645	Jyske Bank A/S †	1,868,731
26,327	Pandora A/S	1,427,346
44,875	Topdanmark A/S †	1,181,716

		5,560,145

Finland — 1.6%
88,327	Huhtamaki OYJ	2,266,188
273,617	Sponda OYJ	1,287,338
69,326	Tikkurila Oyj	1,897,898

		5,451,424

France — 6.3%
27,368	AtoS	2,477,003
60,986	Etablissements Maurel et Prom	1,019,785
20,022	Fonciere Des Regions	1,728,402
19,798	Imerys SA	1,721,594
33,395	Ingenico	2,677,469
60,878	Medica SA	1,589,572
104,117	Metropole Television SA	2,384,841
43,624	Teleperformance	2,658,298
27,409	Valeo SA	3,032,737
9,532	Zodiac Aerospace	1,688,320

		20,978,021

Germany — 7.0%
90,454	Alstria Office REIT-AG †	1,138,852
18,016	Bilfinger SE	2,020,688
29,369	Deutsche Euroshop AG	1,285,823
55,459	Duerr AG	4,944,673
71,411	Freenet AG †	2,139,669
31,035	GEA Group AG	1,477,241
20,846	Hannover Rueck SE	1,788,923
167,113	Infineon Technologies AG	1,784,003
10,073	Krones AG	865,119
188,018	QSC AG	1,110,929
127,168	SAF-Holland SA †	1,890,280
27,919	Stada Arzneimittel AG	1,379,813
76,113	TUI AG †	1,253,885

		23,079,898

See Notes to Financial Statements.

2

Shares		Value(a)

Hong Kong — 2.0%
230,400	Dah Sing Financial Holdings Ltd	$1,325,180
341,857	Great Eagle Holdings Ltd	1,170,487
538,800	Man Wah Holdings Ltd	843,536
319,000	Melco International Development Ltd	1,174,503
336,500	Techtronic Industries Co	956,866
870,000	Towngas China Co Ltd	1,008,640

		6,479,212

Ireland — 0.9%
159,819	Kentz Corp Ltd	1,672,602
251,038	UDG Healthcare PLC	1,346,889

		3,019,491

Italy — 3.5%
113,983	Banca Generali SpA	3,529,711
82,102	Brembo SpA	2,211,515
236,916	Credito Emiliano SpA	1,895,255
74,292	Gtech Spa	2,264,829
121,656	Recordati SpA	1,750,607

		11,651,917

Japan — 17.5%
36,800	Avex Group Holdings Inc	789,745
27,900	Century Tokyo Leasing Corp	919,314
42,600	Chiyoda Co Ltd	819,557
23,800	CyberAgent Inc	967,278
283,000	Daihen Corp	1,311,404
240,912	Ebara Corp	1,546,449
281,000	Fujikura Ltd	1,315,478
107,000	Hitachi Kokusai Electric Inc	1,503,751
40,800	Izumi Co Ltd	1,278,511
202,000	Japan Aviation Electronics Industry Ltd	2,593,334
105,000	Kagoshima Bank Ltd/The	666,034
209	Kenedix Realty Investment Corp	991,316
151,500	Kyowa Exeo Corp	1,999,668
42,600	Mandom Corp	1,347,052
104,900	Matsui Securities Co Ltd	1,342,752
47,500	Nihon Kohden Corp	1,655,351
135,800	Nihon Unisys Ltd	1,190,233
83,000	Nippon Paint Co Ltd	1,378,473
69,200	Noritz Corp	1,479,149
40,400	NS Solutions Corp	892,705
1,124	Orix JREIT Inc	1,405,667

See Notes to Financial Statements.

3

Munder International Small-Cap Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Japan (Continued)
46,300	Pigeon Corp	$2,242,237
19,200	Relo Holdings Inc	982,699
20,300	Ryohin Keikaku Co Ltd	2,191,729
103,000	San-In Godo Bank Ltd/The	737,461
341,000	Sanwa Holdings Corp	2,308,736
21,000	Sawai Pharmaceutical Co Ltd	1,355,997
162,000	Seino Holdings Co Ltd	1,696,762
178,000	Shiga Bank Ltd/The	933,017
52,400	Ship Healthcare Holdings Inc	2,032,608
50,700	Sohgo Security Services Co Ltd	1,007,164
149,500	Sumitomo Forestry Co Ltd	1,739,032
456,000	Sumitomo Osaka Cement Co Ltd	1,749,349
83,100	Tokai Rika Co Ltd	1,650,795
76,500	Tokyo Ohka Kogyo Co Ltd	1,633,734
50,400	Tokyo Seimitsu Co Ltd	1,059,113
49,000	TS Tech Co Ltd	1,649,463
239,000	Tsubakimoto Chain Co	1,820,131
24,700	Tsuruha Holdings Inc	2,268,056
70,700	TV Asahi Corp	1,565,591

		58,016,895

Netherlands — 2.7%
33,978	Aalberts Industries NV	1,083,281
96,755	AerCap Holdings NV †,(b)	3,710,554
37,200	ASM International NV	1,225,666
323,593	PostNL NV †	1,847,442
18,730	VistaPrint NV †	1,064,800

		8,931,743

New Zealand — 0.3%
395,617	Kathmandu Holdings Ltd	1,141,998

Norway — 1.4%
732,372	BW Offshore Ltd	875,422
417,689	BWG Homes ASA †	791,952
44,771	Leroy Seafood Group ASA	1,306,525
198,601	SpareBank 1 SMN	1,800,909

		4,774,808

Singapore — 1.2%
612,000	CWT Ltd (b)	657,126
323,000	M1 Ltd	836,967

See Notes to Financial Statements.

4

Shares		Value(a)

Singapore (Continued)
788,000	OSIM International Ltd	$1,436,190
1,891,000	Starhill Global REIT	1,176,302

		4,106,585

South Korea — 4.7%
60,130	Basic House Co Ltd/The †	1,341,793
63,880	DGB Financial Group Inc †	998,740
17,131	Fila Korea Ltd †	1,282,370
8,764	GS Home Shopping Inc †	2,550,267
57,920	Iljin Display Co Ltd †	856,163
718	Lotte Chilsung Beverage Co Ltd †	1,037,523
6,335	Medy-Tox Inc	1,019,267
105,539	Partron Co Ltd	1,425,054
28,222	Seoul Semiconductor Co Ltd †	1,080,370
42,113	Soulbrain Co Ltd †	1,779,732
86,004	Sung Kwang Bend Co Ltd †	2,175,872

		15,547,151

Spain — 2.2%
230,732	Bankinter SA	1,582,963
148,530	Distribuidora Internacional de Alimentacion SA	1,328,162
100,939	Jazztel PLC †	1,080,205
42,922	Obrascon Huarte Lain SA	1,738,662
25,991	Red Electrica Corp SA	1,734,156

		7,464,148

Sweden — 2.3%
39,646	Bilia AB, A Shares	1,010,898
331,638	Cloetta AB, B Shares †	1,000,300
184,537	Fastighets AB Balder, B Shares †	1,893,614
49,873	Intrum Justitia AB	1,395,732
75,777	Trelleborg AB, B Shares	1,506,857
53,549	Wihlborgs Fastigheter AB	959,525

		7,766,926

Switzerland — 8.1%
29,625	Actelion Ltd †	2,502,375
15,812	Adecco SA †	1,251,418
33,278	Aryzta AG †	2,551,668
6,918	Bucher Industries AG	2,008,589
63,867	Clariant AG †	1,167,727
67,381	GAM Holding AG †	1,310,532
2,883	Georg Fischer AG †	2,028,006

See Notes to Financial Statements.

5

Munder International Small-Cap Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Switzerland (Continued)
890	Givaudan SA †	$1,271,072
2,192	Helvetia Holding AG	1,099,624
2,072	Kaba Holding AG †	1,006,908
3,147	Kuoni Reisen Holding AG, B Shares †	1,420,833
185,777	Logitech International SA	2,551,167
10,296	Lonza Group AG †	976,449
157,198	OC Oerlikon Corp AG †	2,352,551
5,090	Straumann Holding AG	951,754
11,756	Swiss Life Holding AG †,(b)	2,440,683

		26,891,356

United Kingdom — 19.8%
369,393	Ashtead Group PLC	4,648,892
59,221	Babcock International Group PLC	1,328,808
646,513	Barratt Developments PLC (b)	3,736,370
364,835	Beazley PLC	1,642,680
128,319	Berendsen PLC	1,989,967
168,150	Bodycote PLC	1,865,601
257,787	Britvic PLC	2,956,160
68,000	Close Brothers Group PLC	1,544,935
155,733	Countrywide PLC	1,534,422
84,993	Drax Group PLC	1,126,657
352,113	DS Smith PLC	1,935,831
400,556	EnQuest PLC †	892,803
104,939	Halma PLC	1,048,724
552,003	Hansteen Holdings PLC	989,045
593,109	Henderson Group PLC	2,245,215
77,684	Hikma Pharmaceuticals PLC	1,544,976
585,151	Howden Joinery Group PLC	3,341,046
136,761	Inchcape PLC	1,391,654
172,359	International Personal Finance PLC	1,421,381
320,350	ITE Group PLC	1,629,115
416,177	ITV PLC	1,336,986
96,340	Keller Group PLC	1,833,048
113,244	Lancashire Holdings Ltd	1,520,839
38,503	London Stock Exchange Group PLC	1,104,944
193,803	Mondi PLC	3,356,908
348,171	Moneysupermarket.com Group PLC	1,041,256
356,983	Pace PLC	1,881,026
396,262	Paragon Group of Cos PLC	2,434,465
115,319	Restaurant Group PLC/The	1,130,498

See Notes to Financial Statements.

6

Shares		Value(a)

United Kingdom (Continued)
227,047	RPS Group PLC	$1,262,160
346,740	Senior PLC	1,763,893
158,688	Soco International PLC †	1,038,504
247,010	Stagecoach Group PLC	1,547,793
81,973	Synergy Health PLC	1,632,991
380,709	Synthomer PLC	1,604,457
228,519	TUI Travel PLC	1,563,237
141,103	Unite Group PLC	940,713

		65,808,000

TOTAL COMMON STOCKS
(Cost $228,041,390)		320,555,351

INVESTMENT COMPANIES — 1.5%
Japan — 0.4%
23,600	Jafco Co Ltd	1,281,854

United States — 1.1%
3,757,823	State Street Institutional U.S. Government Money Market Fund	3,757,823

TOTAL INVESTMENT COMPANIES
(Cost $4,981,949)		5,039,677

TOTAL INVESTMENTS
(Cost $233,023,339)	98.0%	325,595,028
OTHER ASSETS AND LIABILITIES (Net)	2.0	6,510,902

NET ASSETS	100.0%	$332,105,930

†	Non-income producing security.

(a)	As of December 31, 2013, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

(b)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts.

ABBREVIATIONS:
REIT	—	Real Estate Investment Trust
VV	—	Variable Voting Shares

See Notes to Financial Statements.

7

Munder International Small-Cap Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

At December 31, 2013, industry diversification of the Fund was as follows:

	% of Net Assets	Value
COMMON STOCKS:
Machinery	7.0%	$23,262,391
Chemicals	3.9	12,932,283
Commercial Services & Supplies	3.6	12,074,696
Oil, Gas & Consumable Fuels	3.6	11,896,156
Commercial Banks	3.6	11,808,290
Capital Markets	3.4	11,152,284
Hotels, Restaurants & Leisure	3.1	10,440,569
Auto Components	3.1	10,434,790
Real Estate Management & Development	3.0	10,054,621
Insurance	2.9	9,674,465
Media	2.9	9,591,370
Real Estate Investment Trusts (REITs)	2.8	9,395,037
Construction & Engineering	2.6	8,505,254
Trading Companies & Distributors	2.5	8,359,446
Household Durables	2.4	8,067,756
Specialty Retail	2.3	7,749,689
Health Care Providers & Services	2.3	7,747,559
Electronic Equipment, Instruments & Components	2.3	7,744,581
Professional Services	2.3	7,514,166
Pharmaceuticals	1.8	6,031,393
Semiconductors & Semiconductor Equipment	1.8	6,005,315
Building Products	1.8	5,963,757
Paper & Forest Products	1.8	5,807,470
Food Products	1.5	4,858,493
IT Services	1.4	4,559,941
Diversified Financial Services	1.4	4,486,392
Containers & Packaging	1.3	4,202,019
Thrifts & Mortgage Finance	1.2	4,129,481
Textiles, Apparel & Luxury Goods	1.2	4,051,509
Beverages	1.2	3,993,683
Metals & Mining	1.1	3,772,814
Health Care Equipment & Supplies	1.1	3,689,457
Food & Staples Retailing	1.1	3,596,218
Biotechnology	1.1	3,521,642
Construction Materials	1.0	3,470,943
Multiline Retail	1.0	3,470,240
Communications Equipment	1.0	3,384,777
Diversified Telecommunication Services	1.0	3,275,078
Road & Rail	1.0	3,244,555
Wireless Telecommunication Services	0.9	2,976,636
Electrical Equipment	0.8	2,626,882

See Notes to Financial Statements.

8

	% of Net Assets	Value
COMMON STOCKS (Continued)
Independent Power Producers & Energy Traders	0.8%	$2,556,990
Computers & Peripherals	0.8	2,551,167
Internet & Catalog Retail	0.8	2,550,267
Electric Utilities	0.8	2,549,078
Air Freight & Logistics	0.8	2,504,568
Household Products	0.7	2,242,237
Internet Software & Services	0.6	2,106,056
Energy Equipment & Services	0.5	1,793,096
Aerospace & Defense	0.5	1,688,320
Airlines	0.5	1,518,391
Software	0.4	1,425,237
Consumer Finance	0.4	1,421,381
Transportation Infrastructure	0.4	1,400,670
Distributors	0.4	1,391,654
Personal Products	0.4	1,347,052
Gas Utilities	0.3	1,008,640
Life Sciences Tools & Services	0.3	976,449

TOTAL COMMON STOCKS	96.5	320,555,351
INVESTMENT COMPANIES	1.5	5,039,677

TOTAL INVESTMENTS	98.0	325,595,028
OTHER ASSETS AND LIABILITIES (Net)	2.0	6,510,902

NET ASSETS	100.0%	$332,105,930

See Notes to Financial Statements.

9

Munder International Small-Cap Fund

Statement of Assets and Liabilities, December 31, 2013 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$325,595,028
Foreign currency, at value	5,161,322
Dividends and interest receivable	408,382
Receivable from Advisor	76,520
Receivable for Fund shares sold	1,148,803
Deposits with brokers for futures contracts	334,620
Variation margin receivable on open futures contracts	18,150
Prepaid expenses and other assets	73,620

Total Assets	332,816,445

LIABILITIES:
Payable for Fund shares redeemed	216,879
Investment advisory fees payable	244,635
Transfer agency/record keeping fees payable	83,919
Trustees’ fees and expenses payable	39,826
Legal and audit fees payable	39,239
Custody fees payable	38,394
Administration fees payable	36,048
Distribution and shareholder servicing fees payable — Class A Shares	2,636
Dividends payable	80
Accrued expenses and other payables	8,859

Total Liabilities	710,515

NET ASSETS	$332,105,930

Investments, at cost	$233,023,339

Foreign currency, at cost	$5,139,230

See Notes to Financial Statements.

10

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(4,553,464)
Accumulated net realized loss on security transactions, futures contracts and foreign currency-related transactions	(31,649,743)
Net unrealized appreciation of securities, futures contracts and foreign currency-related transactions	92,865,843
Paid-in capital	275,443,294

$332,105,930

NET ASSETS:
Class Y Shares	$116,269,424

Class A Shares	$10,296,129

Class C Shares	$1,018,877

Class I Shares	$204,380,381

Class R6 Shares	$141,119

SHARES OUTSTANDING:
Class Y Shares	10,837,851

Class A Shares	960,168

Class C Shares	96,453

Class I Shares	19,000,717

Class R6 Shares	13,058

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.73

CLASS A SHARES:
Net asset value and redemption price per share	$10.72

Maximum sales charge	5.50%
Maximum offering price per share	$11.34

CLASS C SHARES:
Net asset value and offering price per share*	$10.56

CLASS I SHARES:
Net asset value and offering price per share	$10.76

CLASS R6 SHARES:
Net asset value, offering price and redemption price per share	$10.81

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder International Small-Cap Fund

Statement of Operations, For the Period Ended December 31, 2013 (Unaudited)

INVESTMENT INCOME:
Interest	$193
Dividends(a)	2,113,519

Total Investment Income	2,113,712

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	9,053
Class C Shares	3,179
Investment advisory fees	1,392,414
Administration fees	199,290
Transfer agency/record keeping fees(b)	162,601
Custody fees	119,173
Legal and audit fees	39,680
Registration and filing fees	37,973
Trustees’ fees and expenses	16,568
Printing and mailing fees	11,080
Other	9,729

Total Expenses	2,000,740
Expenses reimbursed by Advisor	(513,833)

Net Expenses	1,486,907

NET INVESTMENT INCOME	626,805

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Security transactions	17,821,335
Futures contracts	284,284
Foreign currency-related transactions	98,197
Net change in unrealized appreciation/(depreciation) of:
Securities	39,164,041
Futures contracts	257,228
Foreign currency-related transactions	60,103

Net realized and unrealized gain on investments	57,685,188

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$58,311,993

(a)	Net of foreign withholding taxes of $135,663.

(b)	Transfer agency/record keeping fees — The amounts for Class Y, Class A, Class C, Class I and Class R6 Shares were $126,858, $8,395, $607, $26,713, and $28, respectively.

See Notes to Financial Statements.

12

Munder International Small-Cap Fund

Statements of Changes in Net Assets

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Net investment income	$626,805	$3,286,716
Net realized gain from security transactions, futures contracts and foreign currency-related transactions	18,203,816	40,409,124
Net change in net unrealized appreciation/(depreciation) of securities, futures contracts and foreign currency	39,481,372	26,611,681

Net increase in net assets resulting from operations	58,311,993	70,307,521
Dividends to shareholders from net investment income:
Class Y Shares	(1,984,256)	(2,395,378)
Class A Shares	(151,815)	(55,789)
Class C Shares	(7,882)	(1,196)
Class I Shares	(3,958,997)	(2,578,857)
Class R6 Shares	(2,532)	(279)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	12,200,028	(89,645,527)
Class A Shares	3,140,955	2,292,373
Class C Shares	603,932	120,719
Class I Shares	20,537,401	1,921,449
Class R6 Shares	26,123	58,656

Net increase/(decrease) in net assets	88,714,950	(19,976,308)
NET ASSETS:
Beginning of Period	243,390,980	263,367,288

End of Period	$332,105,930	$243,390,980

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(4,553,464)	$925,213

See Notes to Financial Statements.

13

Munder International Small-Cap Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Amount
Class Y Shares:
Sold	$17,942,195	$36,853,405
Issued as reinvestment of dividends	1,896,230	2,344,491
Redeemed	(7,638,397)	(128,843,423)

Net increase/(decrease)	$12,200,028	$(89,645,527)

Class A Shares:
Sold	$4,348,765	$2,744,309
Issued as reinvestment of dividends	100,474	38,328
Redeemed	(1,308,284)	(490,264)

Net increase	$3,140,955	$2,292,373

Class C Shares:
Sold	$643,385	$193,521
Issued as reinvestment of dividends	6,339	997
Redeemed	(45,792)	(73,799)

Net increase	$603,932	$120,719

Class I Shares:
Sold	$20,289,894	$1,923,955
Issued as reinvestment of dividends	619,537	372,499
Redeemed	(372,030)	(375,005)

Net increase	$20,537,401	$1,921,449

Class R6 Shares:
Sold	$24,888	$58,497
Issued in reinvestment of dividends	2,532	279
Redeemed	(1,297)	(120)

Net increase	$26,123	$58,656

See Notes to Financial Statements.

14

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Shares
Class Y Shares:
Sold	1,778,098	4,438,921
Issued as reinvestment of dividends	178,385	286,616
Redeemed	(764,579)	(14,555,114)

Net increase/(decrease)	1,191,904	(9,829,577)

Class A Shares:
Sold	426,753	322,823
Issued as reinvestment of dividends	9,452	4,686
Redeemed	(135,902)	(58,015)

Net increase	300,303	269,494

Class C Shares:
Sold	65,111	23,624
Issued as reinvestment of dividends	606	124
Redeemed	(4,487)	(9,201)

Net increase	61,230	14,547

Class I Shares:
Sold	2,059,444	257,112
Issued as reinvestment of dividends	58,118	45,371
Redeemed	(36,925)	(45,176)

Net increase	2,080,637	257,307

Class R6 Shares:
Sold	2,443	6,762
Issued as reinvestment of dividends	236	34
Redeemed	(130)	(13)

Net increase	2,549	6,783

See Notes to Financial Statements.

15

Munder International Small-Cap Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$8.90		$7.19	$8.37	$5.77	$5.09	$8.74

Income/(loss) from investment operations:
Net investment income	0.02		0.08	0.09	0.06	0.06	0.07
Net realized and unrealized gain/(loss) on investments	2.00		1.76	(1.16)	2.61	0.69	(3.62)

Total from investment operations	2.02		1.84	(1.07)	2.67	0.75	(3.55)

Less distributions:
Dividends from net investment income	(0.19)		(0.13)	(0.11)	(0.07)	(0.07)	(0.10)

Total distributions	(0.19)		(0.13)	(0.11)	(0.07)	(0.07)	(0.10)

Short-term trading fees	—		—	—	—	0.00 (c)	0.00 (c)

Net asset value, end of period	$10.73		$8.90	$7.19	$8.37	$5.77	$5.09

Total return(d)	22.69%		25.77%	(12.67)%	46.39%	14.69%	(40.87)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$116,269		$85,886	$140,062	$159,001	$108,224	$45,239
Ratio of operating expenses to average net assets	1.10	%(e)	1.43%	1.46%	1.46%	1.46%	1.46%
Ratio of net investment income to average net assets	0.33	%(e)	0.95%	1.29%	0.77%	0.90%	1.49%
Portfolio turnover rate	29%		88%	67%	74%	88%	91%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	1.50	%(e)	1.60%	1.63%	1.71%	1.82%	2.36%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on August 17, 2007.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(e)	Annualized.

See Notes to Financial Statements.

16

A Shares
Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)

$8.89		$7.18	$8.36	$5.77	$5.08	$8.73

0.00	(b)	0.09	0.08	0.06	0.02	0.05

1.99		1.73	(1.17)	2.58	0.73	(3.61)

1.99		1.82	(1.09)	2.64	0.75	(3.56)

(0.16)		(0.11)	(0.09)	(0.05)	(0.06)	(0.09)

(0.16)		(0.11)	(0.09)	(0.05)	(0.06)	(0.09)

—		—	—	—	0.00 (c)	0.00 (c)

$10.72		$8.89	$7.18	$8.36	$5.77	$5.08

22.42%		25.49%	(12.90)%	45.85%	14.62%	(40.99)%

$10,296		$5,866	$2,804	$3,421	$725	$1,327

1.35	%(e)	1.66%	1.71%	1.71%	1.71%	1.71%

0.05	%(e)	1.05%	1.15%	0.82%	0.28%	0.86%
29%		88%	67%	74%	88%	91%

1.73	%(e)	1.87%	1.87%	1.83%	2.07%	2.56%

See Notes to Financial Statements.

17

Munder International Small-Cap Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$8.73		$7.05	$8.22	$5.68	$5.03	$8.67

Income/(loss) from investment operations:
Net investment income/(loss)	(0.04)		0.03	0.00 (b)	(0.04)	(0.02)	0.02
Net realized and unrealized gain/(loss) on investments	1.95		1.71	(1.11)	2.58	0.70	(3.59)

Total from investment operations	1.91		1.74	(1.11)	2.54	0.68	(3.57)

Less distributions:
Dividends from net investment income	(0.08)		(0.06)	(0.06)	—	(0.03)	(0.07)

Total distributions	(0.08)		(0.06)	(0.06)	—	(0.03)	(0.07)

Short-term trading fees	—		—	—	—	0.00 (c)	0.00 (c)

Net asset value, end of period	$10.56		$8.73	$7.05	$8.22	$5.68	$5.03

Total return(d)	21.93%		24.57%	(13.42)%	44.72%	13.49%	(41.39)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,019		$307	$146	$639	$2,038	$3,332
Ratio of operating expenses to average net assets	2.10	%(e)	2.38%	2.46%	2.46%	2.46%	2.46%
Ratio of net investment income to average net assets	(0.72	)%(e)	0.35%	0.07%	(0.64)%	(0.35)%	0.38%
Portfolio turnover rate	29%		88%	67%	74%	88%	91%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	2.44	%(e)	2.62%	2.68%	2.79%	2.83%	3.33%

(a)	Class C Shares and Class I Shares of the Fund commenced operations on August 17, 2007.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(e)	Annualized.

See Notes to Financial Statements.

18

I Shares
Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)

$8.94		$7.22	$8.40	$5.80	$5.11	$8.77

0.03		0.11	0.11	0.08	0.07	0.07

2.00		1.76	(1.16)	2.61	0.71	(3.62)

2.03		1.87	(1.05)	2.69	0.78	(3.55)

(0.21)		(0.15)	(0.13)	(0.09)	(0.09)	(0.11)

(0.21)		(0.15)	(0.13)	(0.09)	(0.09)	(0.11)

—		—	—	—	0.00 (c)	0.00 (c)

$10.76		$8.94	$7.22	$8.40	$5.80	$5.11

22.72%		26.13%	(12.39)%	46.52%	15.13%	(40.76)%

$204,380		$151,237	$120,329	$139,658	$84,557	$80,598

0.95	%(e)	1.18%	1.20%	1.20%	1.20%	1.20%

0.50	%(e)	1.34%	1.54%	1.04%	1.08%	1.33%
29%		88%	67%	74%	88%	91%

1.27	%(e)	1.28%	1.27%	1.28%	1.35%	1.45%

See Notes to Financial Statements.

19

Munder International Small-Cap Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

(continued)

	R6 Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Period Ended 6/30/12(b)
Net asset value, beginning of period	$8.98		$7.19	$6.71

Income/(loss) from investment operations:
Net investment income	0.02		0.17	0.01
Net realized and unrealized gain on investments	2.01		1.69	0.47

Total from investment operations	2.03		1.86	0.48

Less distributions from:
Dividends from net investment income	(0.20)		(0.07)	—

Total distributions	(0.20)		(0.07)	—

Net asset value, end of period	$10.81		$8.98	$7.19

Total return(c)	22.60%		26.03%	7.15%

Ratios to average net assets:
Net assets, end of period (in 000’s)	$141		$94	$27
Ratio of operating expenses to average net assets	1.10	%(d)	1.22%	1.25	%(d)
Ratio of net investment income to average net assets	0.34	%(d)	2.02%	1.15	%(d)
Portfolio turnover rate	29%		88%	67%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	1.30	%(d)	1.33%	1.25	%(d)

(a)	Class R6 Shares of the Fund commenced operations on June 1, 2012.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(d)	Annualized.

See Notes to Financial Statements.

20

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2013 (Unaudited)

1.	Organization

As of December 31, 2013, the Munder Funds consisted of 11 portfolios, each of which is a series of Munder Series Trust (“MST”). Information presented in these financial statements pertains only to the Munder International Small-Cap Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide long-term growth of capital. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class C, Class I, Class R6 and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class I, Class R6 and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant

21

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

Valuation Inputs	Investments in Securities	Investments in Other Financial Instruments*
Level 1 — Quoted Prices	$325,595,028	$268,814
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$325,595,028	$268,814

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above during the fiscal period ended December 31, 2013.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by country.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

23

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

Foreign Currency Spot Contracts: The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may use foreign currency spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Foreign currency spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis. The daily changes in futures contracts are recorded as unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax

24

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method, subject to certain minimums. Allocated Munder Funds expenses, direct Fund-level expenses, income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Class-level expenses attributable to Class R6 or Class I Shares are charged directly to the applicable class. All other class-level expenses (excluding distribution and shareholder servicing fees) are allocated to the remaining share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2013.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2010.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”), is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.95% on the first $1 billion of its average daily net assets, and 0.90% on average daily net assets exceeding $1 billion.

Pursuant to a written Expense Limitation Agreement with the Fund, the Advisor agreed to waive fees or reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s total net annual operating expenses

25

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

(excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 1.35%, 2.10%, 1.10%, 1.10% and 0.95% for Class A, Class C, Class R6, Class Y and Class I Shares, respectively (collectively, “Target Operating Expenses”). In addition, the Advisor agreed to waive a portion of the investment advisory fee so that the Fund paid a fee of 0.90% on all assets. For the period ended December 31, 2013, the Advisor waived investment advisory fees in the amount of $73,285 and reimbursed expenses pursuant to the Expense Limitation Agreement on behalf of the Fund totaling $440,548, which are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

Pursuant to a separate written Agreement with the Fund (the “Repayment Agreement”), the Advisor may seek repayment from the Fund for Fund expenses it reimbursed under the Expense Limitation Agreement. At December 31, 2013, the total amount eligible for repayment to the Advisor was $1,457,827, of which $454,688 expires in 2014, $313,053 expires in 2015, $249,538 expires in 2016 and $440,548 expires in 2017. The Fund may only grant such repayment provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) are below the Target Operating Expenses and (2) it receives approval from the Board of Trustees. The Repayment Agreement is subject to annual review by the Board of Trustees.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2013, the Advisor earned $199,290 before payment of sub-administration fees and $134,592 after payment of

26

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2013, the Fund paid an annual effective rate of 0.1360% for administrative services.

During the period ended December 31, 2013, each Trustee was paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee of MST, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also received an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2013, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) that applies to the Fund’s Class A and Class C Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates payable under the Plan for each class as a percentage of average daily net assets, were as follows:

Class A Shares 12b-1 Fees	Class C Shares 12b-1 Fees
0.25%	1.00%

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $109,515,464 and $83,500,756, respectively, for the period ended December 31, 2013.

27

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

At December 31, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $95,039,326, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,467,637 and net appreciation for financial reporting purposes was $92,571,689. At December 31, 2013, aggregate cost for financial reporting purposes was $233,023,339.

6.	Derivative Financial Instruments

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments as of December 31, 2013 is as follows:

Derivatives	Asset Derivatives	Fair Value
Equity Contracts (Futures)	Balance Sheet Location: Net Assets — Net Unrealized Appreciation	$268,814	*

*	Includes cumulative appreciation/(depreciation) of futures contracts as described below. The Statement of Assets and Liabilities only separately discloses current day’s variation margin.

During the period ended December 31, 2013, the Fund had the following derivative activity:

Derivatives	Net Realized Gain Recognized in Income	Net Change in Unrealized Appreciation/ (Depreciation) Recognized in Income
Equity Contracts (Futures)	$284,284	$257,228

At December 31, 2013, the Fund had the following open financial futures contracts*:

Long Positions	Contracts	Notional Value of Contracts	Market Value of Contracts	Gross Unrealized Appreciation
MSCI EAFE Emini Index Futures,
March 2014	66	$6,059,926	$6,328,740	$268,814

*	The number of futures contracts held during the period averaged approximately 37, increasing from 27 to 66 during the period ended December 31, 2013.

7.	Investment Concentration

The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are

28

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

8.	Revolving Line of Credit

Effective December 4, 2013, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee equal to 0.11% per annum on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. During the period ended December 31, 2013, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2013, total commitment fees for the Fund were $1,080.

9.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2013, permanent differences resulting primarily from foreign currency gains and losses and passive foreign investment company

29

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

gains and losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share.

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid in Capital
$1,112,947	$(1,112,947)	$—

At June 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryover	Unrealized Appreciation	Total
$3,456,166	$(49,491,010)	$50,505,211	$4,470,367

The differences between book and tax distributable earnings were primarily due to wash sales, futures contracts mark to market, passive foreign investment company unreversed inclusions and deferred trustees’ fees.

The tax character of dividends paid to shareholders during the years ended June 30, 2013 and June 30, 2012 was as follows:

Ordinary Income
June 30, 2013	$5,031,499
June 30, 2012	4,234,667

Under the Regulated Investment Company Modernization Act of 2010, capital losses realized after July 1, 2011 may be carried forward indefinitely and will retain their tax character as either short-term or long-term. Capital losses realized prior to July 1, 2011 will continue to be subject to their original expiration dates and will continue to be treated as short-term losses. Capital losses that can be carried forward indefinitely must be utilized fully before using capital losses that expire.

As determined at June 30, 2013, the Fund had available for federal income tax purposes $49,491,010 of unused capital losses. These losses are short-term capital losses which expire in 2018.

During the year ended June 30, 2013, $29,360,904 in carried-forward capital losses were utilized by the Fund.

11.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public

30

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ended June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

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33

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman

John Rakolta Jr., Vice Chairman

John Engler

Thomas P. Lemke

Michael T. Monahan

Lisa A. Payne

OFFICERS

James V. FitzGerald, President and Principal Executive Officer

Peter K. Hoglund, Vice President and Principal Financial Officer

Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer

David W. Rumph, Treasurer and Principal Accounting Officer

Amy D. Eisenbeis, Assistant Secretary

Francine S. Hayes, Assistant Secretary

Mary Ann C. Shumaker, Assistant Secretary

Kevin R. Kuhl, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management

Munder Capital Center

480 Pierce Street

Birmingham, MI 48009

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

SANNISC1213

SEMI-ANNUAL REPORT

December 31, 2013

Munder Emerging Markets Small-Cap Fund

Class Y & A Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds® Letter to Shareholders

DEAR SHAREHOLDERS:

As global markets entered the second half of 2013, the mighty Fed was scaring investors with the prospect of tapering the extended bond purchases that had been providing fuel to the economic fire. The Fed was clear that their approach would be measured and lengthy, and that the liquidity cushion provided by the bond purchases would likely continue until the economy was growing in a healthy and sustainable fashion. After the initial fear, optimism regained its place at the top of investors’ minds.

U.S. gross domestic product (GDP) growth of 4.1% in the third quarter, the introduction of modest tapering in November and improving labor market metrics and corporate earnings all combined to produce a robust global equity rally in the last half of 2013. To wit, for the six months ended December 31, 2013, the S&P 500® Index (a measure of the large-cap sector of the U.S. stock market) returned 16.3%, the Russell Mid-Cap® Growth Index (a measure of the growth style in the mid-cap segment of the U.S. equity universe) returned 18.3%, the Russell 2000® Value Index (a measure of the value style in the small-cap segment of the U.S. equity universe) returned 17.6%, the S&P® Developed ex-US SmallCap Index (a measure of the small-cap segment of developed equity markets excluding the U.S.) returned 21.2% and the S&P® Emerging Plus SmallCap Index (a measure of the small-cap segment of emerging equity markets including Korea) returned 6.9%. The lag in performance in emerging markets signaled general growth and currency concerns about these nascent economies, but the global economic outlook by investors, especially in developed economies, generated strong returns across the board.

In the United States, as often happens in an improving growth environment, small-cap stocks outperformed mid-cap and large-cap stocks, and growth-oriented portfolios outperformed value-oriented portfolios. The small-cap universe, as viewed through the lens of the Russell 2000® Indices, showed growth outperforming value by 4.4%. In the mid-cap world (Russell MidCap® Indices), growth outperformed value by a more narrow 1.6%. The large-cap growth outperformance over value (using the S&P 500® Indices) was 4.5%. On a capitalization basis, small-cap stocks outperformed mid-cap stocks by 3.1% and large-cap stocks by 3.5%.

International markets, particularly in developed countries, showed high correlation with domestic indices as an improving economic outlook combined with the acceptance of the U.S. Fed strategy on bond purchase tapering. Similar to domestic markets, small-cap international stocks outperformed large-cap international stocks by 3.3%. Europe outperformed Asia following the surprise 25 basis point rate cut by the European Central Bank in November. As noted above, the emerging market economies recovered slightly from the first half of 2013, but only the small-cap segment had a positive return for the full calendar year. The emerging markets continue to be the area of most concern to investors, and will likely provide higher volatility as we move through 2014.

In the fixed income market, the last six months of 2013 were rather staid, surprisingly so given the abrupt June reaction to the concept of tapering. For the last six months of 2013, the Barclays U.S. Aggregate Bond Index (a measure of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market) was up 0.43% (although the Index was down 2% for the full calendar year). Following the strong GDP growth in the third quarter, in November the Fed reduced their bond purchase program by $10 billion, the first move of the taper strategy. In sharp contrast to the summer months, the bond market volatility was more measured and orderly. While interest rates did increase heading into the December Fed meeting, non-government sectors outperformed Treasuries across the entire investment grade and high-yield spectrum.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, I encourage you to contact your financial advisor. You may also contact the Funds at 1-800-468-6337 or through our website at www.munder.com. My colleagues and I sincerely appreciate the confidence you have placed in the Munder Funds and we value the opportunity to help you meet your investment goals.

Very Truly Yours,

James FitzGerald

President and Principal Executive Officer, The Munder Funds

President, Munder Capital Management

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Statement of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
15	Notes to Financial Statements

Past performance is no guarantee of future results.

The information and statistical data in the President’s Letter is current as of December 31, 2013. The information may change, and the Munder Funds disclaim any obligation to advise investors of any such changes. The information is general in nature and is not intended to provide personal investment advice or to be an endorsement of any specific investment. While the information presented was obtained or derived from third-party sources believed to be reliable, the Munder Funds do not guarantee the accuracy of the information.

Risks:    Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. There are greater risks involved in investing in emerging market countries than those associated with investment in developed foreign markets. Smaller company stocks are more volatile and less liquid than larger, more established company securities. A substantial portion of the Fund’s assets is invested in securities of Chinese and South Korean issuers; therefore, adverse market conditions impacting those countries may have a more pronounced effect on the Fund.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

Munder Funds distributed through Funds Distributor, LLC.

i

Management’s Discussion of Fund Performance (Unaudited)

INVESTMENT PROCESS HIGHLIGHTS

The Munder Emerging Markets Small-Cap Fund’s management team seeks to provide long-term growth of capital in the Fund by investing primarily in equity securities of smaller companies in emerging markets countries represented in the S&P® Emerging Plus SmallCap Index and the MSCI Emerging Markets Small Cap Index. In selecting investments for the Fund, the management team utilizes structured fundamental analysis, which is a combination of quantitative and traditional qualitative analysis, to identify companies exhibiting improving business momentum and attractive valuations. The stock selection process is designed to produce a diversified portfolio that, relative to the S&P® Emerging Plus SmallCap Index and the MSCI Emerging Markets Small Cap Index, tends to have a below-average price-to-earnings ratio and an above-average earnings growth trend.

The management team’s investment approach is designed to achieve consistent long-tem returns across the full breadth of market conditions and economic cycles. The focus of the Fund’s investment process centers on security selection within a risk-aware framework. The team believes this is the best way to position the Fund to achieve an optimal balance between potential reward and investment risk over a complete market cycle.

INVESTING ENVIRONMENT

Emerging market small-cap stocks rose in the final half of 2013 as an improving economic landscape allowed investors to overlook the Federal Reserve’s announced implementation of tapering. While much of the sell off in emerging market equities that occurred during the first half of 2013 was attributed to the anticipation of tapering, investor fears lessened as communication from policy makers in the fourth quarter was deemed more accommodative.

There was a wide dispersion among country returns in the S&P® Emerging Plus SmallCap Index during the six-months ended December 31, 2013. Mexico returned 12.2% and China rose 19.3% as both export-driven countries were expected to benefit from improved U.S and European economies. Turkey fell 18.3% and was the worst performing country in the Index. A spreading corruption crisis damaged investor confidence in Turkey and sent the lira to a record low. Indonesia declined 35.6%. Despite slowing economic growth, the Bank of Indonesia increased its benchmark rate in November to support the Indonesian rupiah and boost foreign capital inflows, which had declined. Nine of the ten sectors in the Index posted a positive return for the quarter. Telecommunications services stocks rose 19.2% and continued to be boosted by merger speculation focused on some of the smaller alternative operators. The more cyclical information technology (+16.7%) sector outperformed, while financials (-2.0%) and consumer staples (+1.9%) were laggards.

ii

The Fund commenced operations on July 2, 2013. The management team’s overall security selection was positive within both regions and sectors and accounted for most of the Fund’s outperformance relative to the Index for the period ended December 31, 2013. The Fund’s exposure to relative value and improving business momentum also was beneficial to performance. The management team focused on stock selection while adhering to its strict country and sector risk controls.

COUNTRY ALLOCATION*
China	23.7%
South Korea	16.8%
Taiwan	10.8%
Brazil	8.9%
Mexico	7.8%
Russian Federation	6.6%
India	5.4%
Malaysia	4.0%
South Africa	3.9%
Thailand	3.8%
Turkey	2.4%
Other	5.9%

Total	100.0%

As a percentage of net assets as of 12/31/13.

* Country classification is based on the country classification assigned within the Fund’s benchmark and does not include exposure through holdings of foreign currencies.

PERFORMANCE DISCUSSION

During the period from the Fund’s inception on July 2, 2013, through December 31, 2013, the Fund returned 8.45%, outperforming the S&P® Emerging Plus SmallCap Index, which returned 6.94% over the same period.

Notable contributors to the Fund’s performance during the period included: WuXi PharmaTech Cayman Inc., which manufactures pharmaceuticals; Biostime International Holdings Limited, which manufactures and sells pediatric nutritional and baby care products; Kossan Rubber Industries, which operates as an investment holding company and engages in manufacturing of rubber products; CAT Oil AG, which drills for oil and gas; and GS Home Shopping Inc., which operates retail business.

Notable detractors to the Fund’s performance during the period included: Pharmstandard OJSC, which manufactures and supplies pharmaceutical products; PT Surya Semesta Internusa Tbk, which engages in construction and property development; Alam Sutera Realty Tbk PT, a property developer; Prince Frog International Holdings Ltd., which operates as an investment holding company that engages in the design, manufacture, sale, and research and development of child care and household hygiene products; and Chipbond Technology Corporation, which manufactures and distributes wafer bumps, chips, and other electronic components.

iii

The Fund’s performance contained in the Management’s Discussion of Fund Performance is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ. Management’s Discussion of Fund Performance presents information about the Fund’s holdings that are believed to be accurate, and the views of the portfolio managers, as of December 31, 2013. The Fund’s holdings, the information about the Fund’s holdings and the views of the portfolio managers may change, and the Fund disclaims any obligation to advise shareholders of any such changes. Discussions regarding specific holdings are for illustration only and are not intended as recommendations to purchase or sell individual stocks. A complete list of Fund holdings as of December 31, 2013 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

The S&P® Emerging Plus SmallCap Index consists of the bottom 15% (based on market capitalization) of companies from each country represented in the S&P® Emerging BMI plus Korea. The S&P® Emerging BMI includes companies domiciled in 20 emerging markets countries with float-adjusted market capitalizations of at least US$100 million and annual trading liquidity of at least US$50 million. The MSCI Emerging Markets Small Cap Index is designed to measure equity market performance of 21 emerging markets and targets approximately 14% of each market’s free-float adjusted market capitalization. Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 2, 2013, the date the Fund commenced operations, through December 31, 2013.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning Account Value 7/2/13(1)	Ending Account Value 12/31/13(2)	Expenses Paid During Period(2) 7/2/13-12/31/13	Annualized Expense Ratio
Actual
Class Y	$1,000.00	$1,084.50	$7.73	1.48%
Class A	$1,000.00	$1,083.20	$9.03	1.73%
Hypothetical
Class Y	$1,000.00	$1,017.74	$7.53	1.48%
Class A	$1,000.00	$1,016.48	$8.79	1.73%

(1)	Actual Beginning Account Value for Class A and Class Y shares is as of July 2, 2013, the date the Fund commenced operations. Hypothetical Beginning Account Value is as of July 1, 2013, in order to facilitate comparisons with other mutual funds.
(2)	Actual Ending Account Value and Actual Expenses Paid are based on the period from the beginning of expense accruals through December 31, 2013, therefore, expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 183/365 to reflect the portion of the period that the class incurred expenses. Hypothetical Ending Account Value and Hypothetical Expenses Paid are calculated as if the class had been in existence during the entire six-month period from July 1, 2013 through December 31, 2013.

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

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viii

Munder Emerging Markets Small-Cap Fund

Portfolio of Investments, December 31, 2013 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 89.9%
Brazil — 8.1%
3,100	Duratex SA	$17,279
1,500	EZ Tec Empreendimentos e Participacoes SA	18,527
1,200	Iochpe-Maxion SA	13,301
1,100	Kroton Educacional SA	18,305
2,300	Light SA	21,565
2,900	Minerva SA †	14,136
1,100	Multiplus SA	13,950
1,400	Profarma Distribuidora de Produtos Farmaceuticos SA	11,061
1,200	Qualicorp SA †	11,444
1,500	Sul America SA	9,403
4,300	Tecnisa SA †	16,331

		165,302

Chile — 0.6%
8,473	Administradora de Fondos de Pensiones Habitat SA	11,223

China — 23.7%
1,500	Biostime International Holdings Ltd (b),(c),(d)	13,347
36,000	China Lesso Group Holdings Ltd	25,024
28,000	China Power International Development Ltd	9,966
18,500	China Railway Construction Corp Ltd, H Shares	18,418
72,000	China South City Holdings Ltd	20,427
16,500	China ZhengTong Auto Services Holdings Ltd †	10,575
46,000	Datang International Power Generation Co Ltd, H Shares	21,178
28,000	Franshion Properties China Ltd	9,677
2,398	Giant Interactive Group Inc, ADR	26,954
71,000	GOME Electrical Appliances Holding Ltd	13,093
16,000	Guangzhou Automobile Group Co Ltd, H Shares	17,477
22,000	Hilong Holding Ltd	18,839
9,900	Huaxin Cement Co Ltd, B Shares	15,107
81,000	Kaisa Group Holdings Ltd †	26,428
36,000	Labixiaoxin Snacks Group Ltd	24,141
169,000	Semiconductor Manufacturing International Corp †	13,295
48,000	Sichuan Expressway Co Ltd, H Shares	14,175
14,000	Sihuan Pharmaceutical Holdings Group Ltd	12,765
18,000	Sinopec Engineering Group Co Ltd, H Shares	26,881
275	SouFun Holdings Ltd, Class A, ADR	22,663
29,000	Springland International Holdings Ltd	14,922
14,000	Sunny Optical Technology Group Co Ltd	13,613
12,000	TCL Communication Technology Holdings Ltd †	12,272
70,000	Tiangong International Co Ltd	20,221
16,000	Tianjin Development Hldgs Ltd †	12,153

See Notes to Financial Statements.

1

Munder Emerging Markets Small-Cap Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
China (Continued)
915	WuXi PharmaTech Cayman Inc, ADR †	$35,118
14,000	Xinyi Glass Holdings Ltd	12,367
14,000	Xinyi Solar Holdings Ltd †	2,871

		483,967

India — 0.6%
598	WNS Holdings Ltd, ADR †	13,102

Indonesia — 0.3%
181,500	Alam Sutera Realty Tbk PT	6,413

Malaysia — 4.0%
20,700	Alam Maritim Resources Bhd	9,922
3,200	Bursa Malaysia Bhd	8,040
20,800	Kossan Rubber Industries	27,433
100,000	Nam Cheong Ltd	24,961
7,400	POS Malaysia BHD	12,381

		82,737

Mexico — 7.8%
5,000	Compartamos SAB de CV	9,340
3,300	Fibra Uno Administracion SA de CV	10,643
5,400	Gruma SAB de CV, Class B †	40,821
7,400	Megacable Holdings SAB de CV, CPO	25,023
6,800	Mexico Real Estate Management SA de CV †	13,526
10,400	OHL Mexico SAB de CV †	26,501
1,060	Ternium SA, ADR	33,178

		159,032

Philippines — 1.0%
651,000	Filinvest Land Inc	20,682

Poland — 0.8%
9,239	Netia SA †	16,117

Russian Federation — 5.3%
7,584	Aeroflot – Russian Airlines OJSC	19,571
15,000	Alrosa AO	16,267
880	CAT Oil AG	24,455
1,856	Etalon Group Ltd, GDR †	9,837
434	Mail.ru Group Ltd, GDR	19,356
9,944	Moscow Exchange MICEX-RTS OAO	19,652

		109,138

See Notes to Financial Statements.

2

Shares		Value(a)

South Africa — 3.9%
13,093	Mpact Ltd	$33,575
4,574	Raubex Group Ltd	9,484
3,274	Resilient Property Income Fund Ltd	17,322
7,154	Telkom SA SOC Ltd †	19,095

		79,476

South Korea — 16.8%
1,120	Basic House Co Ltd/The †	24,993
880	DGB Financial Group Inc †	13,758
266	Fila Korea Ltd †	19,912
138	GS Home Shopping Inc †	40,157
240	Halla Visteon Climate Control Corp †	8,812
1,780	Hansol Paper Co †	19,059
300	i-SENS Inc †	11,811
830	Iljin Display Co Ltd †	12,269
907	Korean Reinsurance Co	9,841
16	Lotte Chilsung Beverage Co Ltd †	23,120
20	Lotte Food Co Ltd †	14,138
86	Medy-Tox Inc	13,837
850	Meritz Fire & Marine Insurance Co Ltd	12,202
1,198	Partron Co Ltd	16,176
390	Poongsan Corp †	10,569
430	Seah Besteel Corp †	10,553
552	Seoul Semiconductor Co Ltd †	21,131
774	Soulbrain Co Ltd †	32,710
1,116	Sung Kwang Bend Co Ltd †	28,234

		343,282

Taiwan — 10.8%
4,700	Chailease Holding Co Ltd	12,363
4,090	Chicony Electronics Co Ltd	10,279
5,000	Chong Hong Construction Co	15,350
21,000	Coretronic Corp	20,751
2,060	Eclat Textile Co Ltd	23,224
10,000	Everlight Electronics Co Ltd	22,984
13,000	Grand Pacific Petrochemical	10,098
4,000	Grape King Bio Ltd	20,132
4,000	Merry Electronics Co Ltd	23,353
10,000	Sigurd Microelectronics Corp	9,546
1,000	St Shine Optical Co Ltd	28,554
21,000	Vanguard International Semiconductor Corp	24,943

		221,577

See Notes to Financial Statements.

3

Munder Emerging Markets Small-Cap Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Thailand — 3.8%
90,800	GFPT PCL †	$35,370
23,600	Nok Airlines PCL	13,646
9,300	Thaicom PCL	11,462
17,700	Thanachart Capital PCL	17,371

		77,849

Turkey — 2.4%
1,108	Pegasus Hava Tasimaciligi AS †	18,716
12,386	Sekerbank TAS †	11,988
649	Turk Traktor ve Ziraat Makineleri AS	18,573

		49,277

TOTAL COMMON STOCKS
(Cost $1,666,557)		1,839,174

PREFERRED STOCKS — 2.1%
Brazil — 0.8%
3,300	Banco ABC Brasil SA	17,680

Russian Federation — 1.3%
10	AK Transneft OAO	26,117

TOTAL PREFERRED STOCKS
(Cost $41,915)		43,797

INVESTMENT COMPANIES — 8.6%
India — 4.8%
4,465	iShares MSCI India Small-Cap ETF	98,944

Multi-Country — 2.8%
1,190	iShares MSCI Emerging Markets Small-Cap ETF	56,739

United States — 1.0%
19,465	State Street Institutional U.S. Government Money Market Fund	19,465

TOTAL INVESTMENT COMPANIES
(Cost $157,533)		175,148

TOTAL INVESTMENTS
(Cost $1,866,005)	100.6%	2,058,119
OTHER ASSETS AND LIABILITIES (Net)	(0.6)	(12,118)

NET ASSETS	100.0%	$2,046,001

See Notes to Financial Statements.

4

†	Non-income producing security.

(a)	Unless otherwise indicated, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

(b)	Security value was determined based on Level 2 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

(c)	Security valued at fair value as of December 31, 2013, in accordance with guidelines approved by the Board of Trustees (see Notes to Financial Statements, Note 2). At December 31, 2013, this security represented $13,347, 0.7% of net assets.

(d)	Security considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2013, this illiquid security represented $13,347, 0.7% of net assets.

Security	Acquisition Date	Cost
Biostime International Holdings Ltd	7/2/13	$27,837

ABBREVIATIONS:
ADR	—	American Depositary Receipt
CPO	—	Certificates of Ordinary Participation
ETF	—	Exchange Traded Fund
GDR	—	Global Depositary Receipt
OAO	—	Russian Open Joint Stock Corporation
OJSC	—	Open Joint Stock Company

At December 31, 2013, industry diversification of the Fund was as follows:

	% of Net Assets	Value
COMMON STOCKS:
Food Products	6.9%	$141,953
Real Estate Management & Development	5.3	108,814
Semiconductors & Semiconductor Equipment	5.2	107,039
Metals & Mining	4.4	90,788
Textiles, Apparel & Luxury Goods	3.3	68,129
Health Care Equipment & Supplies	3.3	67,798
Household Durables	2.9	58,211
Machinery	2.8	56,835
Construction & Engineering	2.7	54,783
Building Products	2.6	53,258
Energy Equipment & Services	2.6	53,216
Airlines	2.5	51,933
Electronic Equipment, Instruments & Components	2.5	50,540
Diversified Telecommunication Services	2.3	46,674
Commercial Banks	2.1	43,117
Chemicals	2.1	42,808
Internet Software & Services	2.1	42,019
Real Estate Investment Trusts (REITs)	2.0	41,491
Transportation Infrastructure	2.0	40,676
Internet & Catalog Retail	2.0	40,157

See Notes to Financial Statements.

5

Munder Emerging Markets Small-Cap Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

	% of Net Assets	Value
COMMON STOCKS (Continued)
Diversified Financial Services	2.0%	$40,055
Media	1.9	38,973
Paper & Forest Products	1.8	36,338
Life Sciences Tools & Services	1.7	35,118
Containers & Packaging	1.6	33,575
Insurance	1.5	31,446
Independent Power Producers & Energy Traders	1.5	31,144
Software	1.3	26,954
Specialty Retail	1.2	23,668
Beverages	1.1	23,120
Health Care Providers & Services	1.1	22,505
Electric Utilities	1.1	21,565
Auto Components	1.0	21,179
Personal Products	1.0	20,132
Diversified Consumer Services	0.9	18,305
Automobiles	0.9	17,477
Construction Materials	0.7	15,107
Multiline Retail	0.7	14,922
Biotechnology	0.7	13,837
IT Services	0.6	13,102
Pharmaceuticals	0.6	12,765
Air Freight & Logistics	0.6	12,381
Communications Equipment	0.6	12,272
Industrial Conglomerates	0.6	12,153
Capital Markets	0.6	11,223
Computers & Peripherals	0.5	10,279
Consumer Finance	0.5	9,340

TOTAL COMMON STOCKS	89.9	1,839,174
PREFERRED STOCKS:
Oil, Gas & Consumable Fuels	1.3	26,117
Commercial Banks	0.8	17,680

TOTAL PREFERRED STOCKS	2.1	43,797
INVESTMENT COMPANIES	8.6	175,148

TOTAL INVESTMENTS	100.6	2,058,119
OTHER ASSETS AND LIABILITIES (Net)	(0.6)	(12,118)

NET ASSETS	100.0%	$2,046,001

See Notes to Financial Statements.

6

[This Page Intentionally Left Blank]

7

Munder Emerging Markets Small-Cap Fund

Statement of Assets and Liabilities, December 31, 2013 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$2,058,119
Foreign currency, at value	3,599
Dividends and interest receivable	944
Receivable from Advisor	35,590

Total Assets	2,098,252

LIABILITIES:
Legal and audit fees payable	15,256
Custody fees payable	12,765
Trustees’ fees and expenses payable	6,195
Administration fees payable	5,413
Deferred foreign taxes payable	1,892
Investment advisory fees payable	1,857
Transfer agency/record keeping fees payable	88
Distribution and shareholder servicing fees payable — Class A	41
Accrued expenses and other payables	8,744

Total Liabilities	52,251

NET ASSETS	$2,046,001

Investments, at cost	$1,866,005

Foreign currency, at cost	$3,629

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(7,626)
Accumulated net realized loss on investments sold	(40,177)
Net unrealized appreciation of securities and foreign currency-related transactions	190,175
Paid-in capital	1,903,629

$2,046,001

NET ASSETS:
Class Y Shares	$1,847,183

Class A Shares	$198,818

SHARES OUTSTANDING:
Class Y Shares	171,393

Class A Shares	18,448

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.78

CLASS A SHARES:
Net asset value and redemption price per share	$10.78

Maximum sales charge	5.50%
Maximum offering price per share	$11.41

See Notes to Financial Statements.

9

Munder Emerging Markets Small-Cap Fund

Statement of Operations, For the Period Ended December 31, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$17,849

Total Investment Income	17,849

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	180
Custody fees	47,325
Administration fees	32,087
Printing and mailing fees	16,139
Legal and audit fees	15,563
Investment advisory fees	9,969
Trustees’ fees and expenses	7,618
Registration and filing fees	4,523
Transfer agency/record keeping fees	377
Other	6,514

Total Expenses	140,295
Expenses reimbursed by Advisor	(126,702)

Net Expenses	13,593

NET INVESTMENT INCOME	4,256

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions(b)	(43,194)
Foreign currency-related transactions	3,017
Net change in unrealized appreciation/(depreciation) of:
Securities(c)	192,114
Foreign currency-related transactions	(1,939)

Net realized and unrealized gain on investments	149,998

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$154,254

(a)	Net of foreign withholding taxes of $2,212.

(b)	Net of realized foreign tax of $533.

(c)	Net of deferred foreign tax of $1,892.

See Notes to Financial Statements.

10

Munder Emerging Markets Small-Cap Fund

Statement of Changes in Net Assets

Period Ended December 31, 2013 (Unaudited)*
Net investment income	$4,256
Net realized loss from security transactions and foreign currency-related transactions	(40,177)
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	190,175

Net increase in net assets resulting from operations	154,254
Dividends to shareholders from net investment income:
Class Y Shares	(10,947)
Class A Shares	(935)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	1,715,105
Class A Shares	188,524

Net increase in net assets	2,046,001
NET ASSETS:
Beginning of period	—

End of period	$2,046,001

Accumulated distributions in excess of net investment income	$(7,626)

*	Fund commenced operations on July 2, 2013.

See Notes to Financial Statements.

11

Munder Emerging Markets Small-Cap Fund

Statement of Changes in Net Assets — Capital Stock Activity

Period Ended December 31, 2013 (Unaudited)*
Amount
Class Y Shares:
Sold	$1,705,763
Issued as reinvestment of dividends	9,342

Net increase	$1,715,105

Class A Shares:
Sold	$187,589
Issued as reinvestment of dividends	935

Net increase	$188,524

*	Fund commenced operations on July 2, 2013.

See Notes to Financial Statements.

12

Period Ended December 31, 2013 (Unaudited)*
Shares
Class Y Shares:
Sold	170,513
Issued as reinvestment of dividends	880

Net increase	171,393

Class A Shares:
Sold	18,360
Issued as reinvestment of dividends	88

Net increase	18,448

*	Fund commenced operations on July 2, 2013.

See Notes to Financial Statements.

13

Munder Emerging Markets Small-Cap Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares		A Shares
	Period Ended 12/31/13(b) (Unaudited)		Period Ended 12/31/13(b) (Unaudited)
Net asset value, beginning of period	$10.00		$10.00

Income/(loss) from investment operations:
Net investment income	0.03		0.01
Net realized and unrealized gain on investments	0.81		0.82

Total from investment operations	0.84		0.83

Less distributions:
Dividends from net investment income	(0.06)		(0.05)

Total distributions	(0.06)		(0.05)

Net asset value, end of period	$10.78		$10.78

Total return(c)	8.45%		8.32%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,847		$199
Ratio of operating expenses to average net assets	1.48	%(d)	1.73	%(d)
Ratio of net investment income to average net assets	0.49	%(d)	0.19	%(d)
Portfolio turnover rate	53%		53%
Ratio of operating expenses to average net assets without expense reimbursements	15.39	%(d)	16.52	%(d)

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on July 2, 2013.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(d)	Annualized.

See Notes to Financial Statements.

14

Munder Emerging Markets Small-Cap Fund

Notes to Financial Statements, December 31, 2013

1.	Organization

As of December 31, 2013, the Munder Funds consisted of 11 portfolios, each of which is a series of Munder Series Trust (“MST”). Information presented in these financial statements pertains only to the Munder Emerging Markets Small-Cap Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide long-term growth of capital. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund offers 2 classes of shares — Class A and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale

15

Munder Emerging Markets Small-Cap Fund

Notes to Financial Statements, December 31, 2013 (continued)

price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

Munder Emerging Markets Small-Cap Fund

Notes to Financial Statements, December 31, 2013 (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$2,044,772
Level 2 — Other Significant Observable Inputs	13,347
Level 3 — Significant Unobservable Inputs	—

Total	$2,058,119

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. A security that was fair valued due to a significant event with a value of $7,225 on July 3, 2013 was transferred from Level 1 to Level 2 during the fiscal period ended December 31, 2013.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by country.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Foreign Currency Spot Contracts: The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may use foreign currency spot contracts in an effort to facilitate transactions in

17

Munder Emerging Markets Small-Cap Fund

Notes to Financial Statements, December 31, 2013 (continued)

foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Foreign currency spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method, subject to certain minimums. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2013.

The Fund is subject to examination by U.S. federal and state tax authorities for all periods since inception of the Fund.

18

Munder Emerging Markets Small-Cap Fund

Notes to Financial Statements, December 31, 2013 (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”), is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 1.10% of its average daily net assets.

Pursuant to a written Expense Limitation Agreement with the Fund, the Advisor agreed to waive fees or reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 1.73% and 1.48% for Class A and Class Y Shares, respectively (collectively, “Target Operating Expenses”). For the period ended December 31, 2013, the Advisor reimbursed expenses pursuant to the Expense Limitation Agreement on behalf of the Fund totaling $126,702, which are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

Pursuant to a separate written Agreement with the Fund (the “Repayment Agreement”), the Advisor may seek repayment from the Fund for Fund expenses it reimbursed under the Expense Limitation Agreement. At December 31, 2013, the total amount eligible for repayment to the Advisor was $126,702, of which $126,702 expires in 2017. The Fund may only grant such repayment provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) are below the Target Operating Expenses and (2) it receives approval from the Board of Trustees. The Repayment Agreement is subject to annual review by the Board of Trustees.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates, subject to a Fund minimum fee of $56,000:

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

19

Munder Emerging Markets Small-Cap Fund

Notes to Financial Statements, December 31, 2013 (continued)

For the period ended December 31, 2013, the Advisor earned $32,087 before payment of sub-administration fees and $20,723 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2013, the Fund paid an annual effective rate of 3.5406% before expense reimbursements and 0.00% after expense reimbursement for administrative services.

As of December 31, 2013, the Advisor held of record 10.59% of the outstanding shares of the Fund.

During the period ended December 31, 2013, each Trustee was paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee of MST, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also received an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2013, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) that applies to the Fund’s Class A Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rate payable under the Plan for Class A Shares is 0.25% of average daily net assets.

20

Munder Emerging Markets Small-Cap Fund

Notes to Financial Statements, December 31, 2013 (continued)

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $2,862,297 and $974,811, respectively, for the period ended December 31, 2013.

At December 31, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $249,274, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $57,160 and net appreciation for financial reporting purposes was $192,114. At December 31, 2013, aggregate cost for financial reporting purposes was $1,866,005.

6.	Investment Concentration

The Fund primarily invests in foreign securities from emerging markets countries. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards. In addition, due to the smaller securities markets, lower trading volumes and less government regulation of securities markets in emerging market countries compared to those in developed countries, investments in emerging market securities generally are more illiquid and volatile and subject to a higher risk of settlement disruptions than investments in securities of issuers in developed countries. As a result, quoted market prices may not necessarily represent a security’s fair value.

7.	Revolving Line of Credit

Effective December 4, 2013, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee equal to 0.11% per annum on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. During

21

Munder Emerging Markets Small-Cap Fund

Notes to Financial Statements, December 31, 2013 (continued)

the period ended December 31, 2013, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2013, total commitment fees for the Fund were $3.

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, capital losses realized after July 1, 2011 may be carried forward indefinitely and will retain their tax character as either short-term or long-term.

10.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

22

Munder Emerging Markets Small-Cap Fund

Notes to Financial Statements, December 31, 2013 (continued)

12.	Proxy Voting Record

The Fund will file with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ended June 30, 2014, and thereafter for each 12 month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information will be available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Approval of Investment Advisory Agreement

At an in-person meeting held on May 13-14, 2013, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) unanimously voted to approve a Combined Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and MST with respect to the Fund.

In determining whether to approve the Advisory Agreement for the Fund, the Board requested, and received from the Advisor, information that the Board believed to be reasonably necessary to reach its conclusions regarding approval of the Advisory Agreement, including the information described below. The Board and counsel to the Non-Interested Trustees had an opportunity to review such information in advance of the meeting. In addition, at the meeting, the Trustees reviewed information about the Fund and considered the proposed terms of the Advisory Agreement with respect to the Fund. This information included materials that presented detailed information from the Advisor, which had been provided in response to the Board’s request.

The Board considered the information presented in light of the fact that the Fund was to be newly created and, therefore, had no performance or operating history to evaluate in considering the Board’s approval of the Advisory Agreement with respect to the Fund. Therefore, in evaluating the Advisory Agreement, the Trustees conducted a review that was specifically focused upon the approval of the Advisory Agreement with respect to the Fund and all of the services proposed to be provided thereunder. The Advisor and MST already were parties to the Advisory Agreement with respect to all of the then existing Munder Funds, the continuation of which was considered by the Board at the meeting held on May 13-14, 2013 and, therefore, the Trustees relied upon their general knowledge, resulting from their meetings throughout the year, regarding the Advisor and the services it provides to the existing Munder Funds as well as detailed information in connection with the Board’s annual evaluation and approval of the continuance of the Advisory Agreement for the then existing

23

Munder Emerging Markets Small-Cap Fund

Notes to Financial Statements, December 31, 2013 (continued)

Munder Funds. In addition, the Trustees carefully considered additional information about the Advisor and its proposed services for the Fund, which was provided to the Board in connection with the May 13-14, 2013 meeting.

In approving the Advisory Agreement with respect to the Fund, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds, and the Non-Interested Trustees were separately advised by their independent legal counsel, with respect to the specific information presented for their consideration as well as their deliberations regarding the approval of the Advisory Agreement. The discussion below is not intended to be all-inclusive or intended to touch on every fact or issue that the Board took into consideration regarding the approval of the Advisory Agreement.

The Board reviewed a variety of factors and considered a significant amount of information as part of its robust evaluation process. The determination to approve the Advisory Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented to the Board. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

(a) The nature, extent and quality of the services to be provided by the Advisor to the Fund under the Agreement: In considering the nature, extent and quality of the services proposed to be provided by the Advisor to the Fund, which had not yet commenced operations, the Board considered: the general experience, business, operations and financial condition of the Advisor; the level and quality of services that the Advisor generally has provided to the existing Munder Funds and has proposed to provide to the Fund; the qualification of management of the Advisor and of the persons proposed to provide portfolio management services to the Fund; the general experience, business, operations and financial condition of the Advisor; and the terms of the Advisory Agreement. In connection with these considerations, the Board was presented with detailed information concerning the organizational and ownership structure of the Advisor and recent changes within the Advisor’s organization. The Board also considered the actions the Advisor had taken, or recommendations the Advisor made that resulted in the Munder Funds taking actions, that benefited certain funds over the past year, including obtaining an order from the Securities and Exchange Commission permitting the Munder Funds to be operated in a manager of managers structure.

Based on these and other factors, the Board concluded that the facts presented to and considered by the Board supported approval of the Advisory Agreement with respect to the Fund.

24

Munder Emerging Markets Small-Cap Fund

Notes to Financial Statements, December 31, 2013 (continued)

(b) The investment performance of the Fund: The Board considered the fact that the Fund was newly created and, therefore, had no performance history. The Board considered the proposed investment objectives and strategies of the Fund, the proposed trading strategies and decision making process to be employed by the Advisor in managing the Fund, and the capability and capacity of the Advisor to manage the Fund. Based on these considerations, the Board concluded that these factors should not preclude approval of the Advisory Agreement with respect to the Fund.

(c) The anticipated costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered the fact that the Fund was newly created and, therefore, no profitability information or analysis was available for consideration by the Board. The Board considered the proposed investment advisory fees for the Fund; the total fees anticipated to be received by the Advisor from the Fund arising out of its relationship with the Fund; the willingness of the Advisor to contractually limit the fees and expenses paid by the Fund; and an estimate of profitability of the Fund to the Advisor. The Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the Advisory Agreement with respect to the Fund. Based on the information provided, the Board concluded that the proposed costs of the Advisor’s services under the Advisory Agreement were not unreasonable in light of the proposed services that the Advisor would provide to the Fund.

(d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the May 13-14, 2013 meeting at which the Board considered the continuance of the Advisory Agreement for the then existing Munder Funds pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board noted the Advisor’s previous and on-going efforts to review the advisory and other fees and expenses of all the Munder Funds for reasonableness and market rate comparability in an overall effort to reduce the Munder Funds’ total operating expenses. With respect to the Fund, the Board considered the Advisor’s willingness to contractually limit the Fund’s expenses for at least a one year period by waiving certain fees and reimbursing certain expenses. The Board considered the Advisor’s representation that it would seek to share economies of scale with the Fund’s shareholders in the future. The Board also considered that certain fixed expenses are expected to decrease as Fund assets grow, reflecting economies of scale.

25

Munder Emerging Markets Small-Cap Fund

Notes to Financial Statements, December 31, 2013 (continued)

In addition, the Board considered the services provided by the Advisor in its role as administrator to the Munder Funds, including its significant efforts in recent years to renegotiate contracts with other service providers for the Funds in order to (i) enhance and/or clarify the services to be provided to the Munder Funds and (ii) reduce the total operating expense ratios of the Munder Funds.

Based on the above, the Board concluded that the Advisor’s efforts in this regard supported approving the Advisory Agreement with respect to the Fund.

(e) A comparison of proposed fee levels of the Fund with those of comparable funds: In considering this factor, the Board considered the proposed investment advisory fees at varying asset levels compared to the investment advisory fees charged to the Fund’s peers. In considering the Fund’s proposed investment advisory fee, including the proposed contractual expense limitations compared to the investment advisory fees paid by its peers in the Morningstar group the Advisor determined was most similar to the Fund, the Board noted that the Fund’s proposed investment advisory fee was generally comparable to the median of the investment advisory fees paid by the peers presented for comparison. The Board considered information from a third-party consultant (which the Board had engaged in connection with prior evaluations of the Munder Funds’ fees) as to the methodology established for analyzing the reasonableness of advisory fees. The Board was advised that the Advisor had no other investment advisory clients that had investment objectives and strategies that were substantially similar to those of the Fund.

The Board also considered the Fund’s proposed total expense ratio (after application of contractual expense limitations) in comparison to the total expense ratios of all other funds in the same Morningstar category as the Fund, and noted that MCM was proposing contractual expense limitations and/or fee waivers to maintain a competitive cost structure.

Based on these considerations and comparisons, the Board concluded that the proposed advisory fee of the Fund was reasonable in light of the services to be provided and that the proposed investment advisory fee should not preclude approval of the Advisory Agreement with respect to the Fund.

(f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: In considering the benefits derived or to be derived by the Advisor from its relationship with the Fund, the Board took note of its comprehensive review of the Advisor’s relationship with the then existing Munder Funds during the May 13-14, 2013 meeting at which the Board considered the continuance of the Advisory Agreement for the then existing Munder Funds. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing

26

Munder Emerging Markets Small-Cap Fund

Notes to Financial Statements, December 31, 2013 (continued)

services to the Fund, the Advisor may benefit from their relationships with the Fund in the sense that potential institutional separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. Based on these facts, the Board concluded that these additional anticipated benefits should not preclude approval of the Advisory Agreement with respect to the Fund.

Based upon its thorough review and evaluation of the information requested and provided and the factors and issues addressed above, among others, and following discussion and having reached certain conclusions, as discussed above, the Board unanimously approved the Advisory Agreement with respect to the Fund.

27

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman

John Rakolta Jr., Vice Chairman

John Engler

Thomas P. Lemke

Michael T. Monahan

Lisa A. Payne

OFFICERS

James V. FitzGerald, President and Principal Executive Officer

Peter K. Hoglund, Vice President and Principal Financial Officer

Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer

David W. Rumph, Treasurer and Principal Accounting Officer

Amy D. Eisenbeis, Assistant Secretary

Francine S. Hayes, Assistant Secretary

Mary Ann C. Shumaker, Assistant Secretary

Kevin R. Kuhl, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management

Munder Capital Center

480 Pierce Street

Birmingham, MI 48009

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

SANNEMSC1213

SEMI-ANNUAL REPORT

December 31, 2013

Munder Micro-Cap Equity Fund

Class Y, A, B, C, K & R Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds® Letter to Shareholders

DEAR SHAREHOLDERS:

As global markets entered the second half of 2013, the mighty Fed was scaring investors with the prospect of tapering the extended bond purchases that had been providing fuel to the economic fire. The Fed was clear that their approach would be measured and lengthy, and that the liquidity cushion provided by the bond purchases would likely continue until the economy was growing in a healthy and sustainable fashion. After the initial fear, optimism regained its place at the top of investors’ minds.

U.S. gross domestic product (GDP) growth of 4.1% in the third quarter, the introduction of modest tapering in November and improving labor market metrics and corporate earnings all combined to produce a robust global equity rally in the last half of 2013. To wit, for the six months ended December 31, 2013, the S&P 500® Index (a measure of the large-cap sector of the U.S. stock market) returned 16.3%, the Russell Mid-Cap® Growth Index (a measure of the growth style in the mid-cap segment of the U.S. equity universe) returned 18.3%, the Russell 2000® Value Index (a measure of the value style in the small-cap segment of the U.S. equity universe) returned 17.6%, the S&P® Developed ex-US SmallCap Index (a measure of the small-cap segment of developed equity markets excluding the U.S.) returned 21.2% and the S&P® Emerging Plus SmallCap Index (a measure of the small-cap segment of emerging equity markets including Korea) returned 6.9%. The lag in performance in emerging markets signaled general growth and currency concerns about these nascent economies, but the global economic outlook by investors, especially in developed economies, generated strong returns across the board.

In the United States, as often happens in an improving growth environment, small-cap stocks outperformed mid-cap and large-cap stocks, and growth-oriented portfolios outperformed value-oriented portfolios. The small-cap universe, as viewed through the lens of the Russell 2000® Indices, showed growth outperforming value by 4.4%. In the mid-cap world (Russell MidCap® Indices), growth outperformed value by a more narrow 1.6%. The large-cap growth outperformance over value (using the S&P 500® Indices) was 4.5%. On a capitalization basis, small-cap stocks outperformed mid-cap stocks by 3.1% and large-cap stocks by 3.5%.

International markets, particularly in developed countries, showed high correlation with domestic indices as an improving economic outlook combined with the acceptance of the U.S. Fed strategy on bond purchase tapering. Similar to domestic markets, small-cap international stocks outperformed large-cap international stocks by 3.3%. Europe outperformed Asia following the surprise 25 basis point rate cut by the European Central Bank in November. As noted above, the emerging market economies recovered slightly from the first half of 2013, but only the small-cap segment had a positive return for the full calendar year. The emerging markets continue to be the area of most concern to investors, and will likely provide higher volatility as we move through 2014.

In the fixed income market, the last six months of 2013 were rather staid, surprisingly so given the abrupt June reaction to the concept of tapering. For the last six months of 2013, the Barclays U.S. Aggregate Bond Index (a measure of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market) was up 0.43% (although the Index was down 2% for the full calendar year). Following the strong GDP growth in the third quarter, in November the Fed reduced their bond purchase program by $10 billion, the first move of the taper strategy. In sharp contrast to the summer months, the bond market volatility was more measured and orderly. While interest rates did increase heading into the December Fed meeting, non-government sectors outperformed Treasuries across the entire investment grade and high-yield spectrum.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, I encourage you to contact your financial advisor. You may also contact the Funds at 1-800-468-6337 or through our website at www.munder.com. My colleagues and I sincerely appreciate the confidence you have placed in the Munder Funds and we value the opportunity to help you meet your investment goals.

Very Truly Yours,

James FitzGerald

President and Principal Executive Officer, The Munder Funds

President, Munder Capital Management

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
20	Notes to Financial Statements

Past performance is no guarantee of future results.

The information and statistical data in the President’s Letter is current as of December 31, 2013. The information may change, and the Munder Funds disclaim any obligation to advise investors of any such changes. The information is general in nature and is not intended to provide personal investment advice or to be an endorsement of any specific investment. While the information presented was obtained or derived from third-party sources believed to be reliable, the Munder Funds do not guarantee the accuracy of the information.

Risks:    The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. A substantial portion of the Fund’s assets is invested in the financials sector, whose performance can be significantly negatively impacted by economic downturns and changes in government regulation and interest rates. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. Performance and after-tax returns can be significantly impacted by the Fund’s investments in Initial Public Offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

Munder Funds distributed through Funds Distributor, LLC.

i

Management’s Discussion of Fund Performance (Unaudited)

INVESTMENT PROCESS HIGHLIGHTS

The Munder Micro-Cap Equity Fund’s management team seeks capital appreciation in the Fund by investing in a diversified portfolio of micro-cap companies that the management team feels are undervalued, but poised to outperform. Micro-cap companies are companies with market capitalizations lower than the largest company in the bottom 75% (based on index weightings) of the Russell 2000® Index. The team’s investment style focuses on undiscovered, small-sized companies that have strong potential for consistent earnings growth. Since micro-capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

INVESTING ENVIRONMENT

During the six months ended December 31, 2013, equity markets advanced as lawmakers averted a lengthy government shutdown, testimony from Fed Chair nominee Janet Yellen was fairly dovish, and investors continued to embrace equities. The commitment to fairly accommodative monetary policy, positive seasonal sentiment along with signs of improvement in Europe and China led to double-digit returns for equities. Within the Russell Microcap® Index, health care, industrials and technology were amongst the best performing sectors for the period. Utilities and materials were underperformers. Micro-cap stocks outperformed broader equity categories as investors increased their risk appetites.

The Fund’s focus on selecting companies with good valuation and catalysts for outperformance led to relative strength in financials, industrials and consumer staples. The Fund’s health care and consumer discretionary holdings exhibited some weakness.

SECTOR DIVERSIFICATION
Financials	31.4%
Industrials	17.2%
Information Technology	16.6%
Consumer Discretionary	16.3%
Health Care	8.5%
Energy	2.6%
Materials	2.0%
Other	5.4%

Total	100.0%

As a percentage of net assets as of 12/31/13.

PERFORMANCE DISCUSSION

During the six-month period ended December 31, 2013, the Fund returned 20.91%, underperforming the Russell Microcap® Index, which returned 23.07% over the same period.

Notable detractors to the Fund’s performance during the period included: The Wet Seal, Inc., which operates women’s retail apparel stores; Vical

Incorporated, which develops biopharmaceutical products; Pacific Sunwear of California, Inc., which sells casual apparel, footwear and accessories; Perry

ii

Ellis International, Inc., which designs, distributes and licenses apparel and accessories for men and women; and Achillion Pharmaceuticals, Inc., which discovers, develops and commercializes treatments for infectious diseases.

Notable contributors to the Fund’s performance during the period included: Ultra Clean Holdings, Inc., which designs, engineers and manufactures gas and liquid delivery systems for semiconductor process equipment manufacturers and device makers; Sunshine Heart, Inc., which develops heart assist devices; HCI Group, Inc., which provides property and casualty insurance services; Extreme Networks, Inc., which provides network infrastructure equipment and services; and Astronics Corporation, which provides advanced technologies for the global aerospace and defense industries.

FUND CHANGES

The Fund’s management team identified several new investment opportunities for the Fund during the period, including: AtriCure, Inc., a developer and manufacturer of surgical devices; Bassett Furniture Industries, Inc., a furniture manufacturer; Callon Petroleum Company, an energy exploration and development company; Cavco Industries, Inc., a builder of manufactured homes; and Yadkin Financial Corporation, which operates as a national commercial bank.

The team funded these positions in part by selling the Fund’s positions in: First Financial Holdings, Inc., which operates as a national commercial bank; Kennedy-Wilson Holdings, Inc., a real estate services company; Mitcham Industries, Inc., an energy services provider; Sabra Health Care REIT, Inc., a health care real estate investment trust; and TriMas Corporation, a diversified industrial manufacturer.

The Fund’s performance contained in the Management’s Discussion of Fund Performance is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ. Management’s Discussion of Fund Performance presents information about the Fund’s holdings that are believed to be accurate, and the views of the portfolio managers, as of December 31, 2013. The Fund’s holdings, the information about the Fund’s holdings and the views of the portfolio managers may change, and the Fund disclaims any obligation to advise shareholders of any such changes. Discussions regarding specific holdings are for illustration only and are not intended as recommendations to purchase or sell individual stocks. A complete list of Fund holdings as of December 31, 2013 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

iii

The Russell Microcap® Index is a capitalization-weighted index that measures the performance of the smallest 1,000 stocks in the Russell 2000® Index, plus the next smallest 1,000 U.S. based listed stocks. The Russell 2000® Index is a capitalization-weighted index that measures the performance of the 2,000 smallest stocks by market capitalization in the Russell 3000® Index, an index of the top 3,000 U.S. stocks by market capitalization covering 98% of the U.S. equity investable universe. Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

iv

[This Page Intentionally Left Blank]

v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 through December 31, 2013.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13-12/31/13	Annualized Expense Ratio
Actual
Class Y	$1,000.00	$1,209.10	$8.96	1.61%
Class A	$1,000.00	$1,207.40	$10.35	1.86%
Class B	$1,000.00	$1,202.70	$14.44	2.60%
Class C	$1,000.00	$1,203.20	$14.49	2.61%
Class K	$1,000.00	$1,207.50	$10.29	1.85%
Class R	$1,000.00	$1,206.00	$11.73	2.11%
Hypothetical
Class Y	$1,000.00	$1,017.09	$8.19	1.61%
Class A	$1,000.00	$1,015.83	$9.45	1.86%
Class B	$1,000.00	$1,012.10	$13.19	2.60%
Class C	$1,000.00	$1,012.05	$13.24	2.61%
Class K	$1,000.00	$1,015.88	$9.40	1.85%
Class R	$1,000.00	$1,014.57	$10.71	2.11%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2013 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 95.1%
Consumer Discretionary — 16.3%
Auto Components — 0.6%
49,019	Modine Manufacturing Co †	$628,424

Hotels, Restaurants & Leisure — 3.0%
39,840	Del Frisco’s Restaurant Group Inc †	939,029
10,941	Fiesta Restaurant Group Inc †	571,558
77,254	Marcus Corp/The	1,038,293
26,380	Multimedia Games Holding Co Inc †	827,277

		3,376,157

Household Durables — 3.0%
40,000	Bassett Furniture Industries Inc	611,200
41,636	Beazer Homes USA Inc †	1,016,751
10,270	Cavco Industries Inc †	705,549
41,520	M/I Homes Inc †	1,056,684

		3,390,184

Leisure Equipment & Products — 0.7%
12,724	Arctic Cat Inc	725,013

Media — 2.7%
49,700	Carmike Cinemas Inc †	1,383,648
79,859	Entercom Communications Corp, Class A †	839,318
132,730	Entravision Communications Corp, Class A	808,326

		3,031,292

Multiline Retail — 0.6%
45,015	Tuesday Morning Corp †	718,439

Specialty Retail — 3.8%
103,000	bebe stores inc	547,960
38,000	Haverty Furniture Cos Inc	1,189,400
41,030	MarineMax Inc †	659,762
34,858	Shoe Carnival Inc	1,011,231
182,000	Wet Seal Inc/The, Class A †	496,860
22,000	Zale Corp †	346,940

		4,252,153

Textiles, Apparel & Luxury Goods — 1.9%
22,269	Costa Inc, Class A †	483,906
45,500	Culp Inc	930,475
42,018	Perry Ellis International Inc †	663,464

		2,077,845

Total Consumer Discretionary		18,199,507

See Notes to Financial Statements.

1

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Consumer Staples — 0.5%
Food Products — 0.5%
41,467	Inventure Foods Inc †	$549,853

Energy — 2.6%
Oil, Gas & Consumable Fuels — 2.6%
117,125	Callon Petroleum Co †	764,826
72,675	Emerald Oil Inc †	556,690
74,529	Synergy Resources Corp †	690,139
110,137	Triangle Petroleum Corp †	916,340

Total Energy		2,927,995

Financials — 31.4%
Capital Markets — 5.8%
45,387	Calamos Asset Management Inc, Class A	537,382
70,000	CorEnergy Infrastructure Trust Inc	498,400
262,000	Cowen Group Inc, Class A †	1,024,420
4,700	Diamond Hill Investment Group Inc	556,198
35,000	HFF Inc, Class A †	939,750
122,873	JMP Group Inc	909,260
85,400	Pzena Investment Management Inc, Class A	1,004,304
50,613	Safeguard Scientifics Inc †	1,016,815

		6,486,529

Commercial Banks — 16.7%
112,477	1st United Bancorp Inc/Boca Raton	855,950
32,288	Bancorp Inc/The †	578,278
17,579	Bank of Marin Bancorp	762,753
24,440	Banner Corp	1,095,401
75,400	BNC Bancorp	1,292,356
15,000	Bridge Bancorp Inc	390,000
30,193	Cardinal Financial Corp	543,474
77,388	Centerstate Banks Inc	785,488
32,006	Central Pacific Financial Corp	642,680
37,000	Customers Bancorp Inc †	757,020
42,535	Financial Institutions Inc	1,051,040
82,136	First Commonwealth Financial Corp	724,440
30,400	First Internet Bancorp	684,000
43,500	Guaranty Bancorp	611,175
45,000	Heritage Financial Corp/WA	769,950
21,000	Independent Bank Group Inc	1,042,860
44,500	OFG Bancorp	771,630
14,985	Renasant Corp	471,428
90,000	Seacoast Banking Corp of Florida †	1,098,000
65,600	Southwest Bancorp Inc/Stillwater OK †	1,044,352

See Notes to Financial Statements.

2

Shares		Value(a)

Financials (Continued)
Commercial Banks (Continued)
59,000	State Bank Financial Corp	$1,073,210
78,803	Sterling Bancorp/DE	1,053,596
35,800	Yadkin Financial Corp †	610,032

		18,709,113

Insurance — 1.7%
24,254	AMERISAFE Inc	1,024,489
15,911	HCI Group Inc	851,239

		1,875,728

Real Estate Investment Trusts (REITs) — 3.6%
34,200	Ashford Hospitality Prime Inc	622,440
119,790	Kite Realty Group Trust	787,020
50,000	Physicians Realty Trust	637,000
111,931	RAIT Financial Trust	1,004,021
112,000	Summit Hotel Properties Inc	1,008,000

		4,058,481

Thrifts & Mortgage Finance — 3.6%
35,000	First Defiance Financial Corp	908,950
68,100	First Financial Northwest Inc	706,197
49,043	OceanFirst Financial Corp	840,107
56,111	Rockville Financial Inc	797,337
10,000	WSFS Financial Corp	775,300

		4,027,891

Total Financials		35,157,742

Health Care — 8.5%
Biotechnology — 1.9%
303,350	Athersys Inc †	758,375
134,631	Rigel Pharmaceuticals Inc †	383,699
128,768	Sunesis Pharmaceuticals Inc †	610,360
28,325	Vanda Pharmaceuticals Inc †	351,513

		2,103,947

Health Care Equipment & Supplies — 2.7%
35,300	AtriCure Inc †	659,404
14,621	ICU Medical Inc †	931,504
161,124	RTI Surgical Inc †	570,379
87,967	Sunshine Heart Inc †	854,160

		3,015,447

See Notes to Financial Statements.

3

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Providers & Services — 2.8%
39,479	Capital Senior Living Corp †	$947,101
77,355	Gentiva Health Services Inc †	959,975
35,691	US Physical Therapy Inc	1,258,465

		3,165,541

Pharmaceuticals — 1.1%
54,005	Omeros Corp †	609,716
127,653	Pain Therapeutics Inc †	620,394

		1,230,110

Total Health Care		9,515,045

Industrials — 17.2%
Aerospace & Defense — 3.1%
23,300	AAR Corp	652,633
22,510	Astronics Corp †	1,148,010
58,946	LMI Aerospace Inc †	868,864
49,970	Taser International Inc †	793,524

		3,463,031

Air Freight & Logistics — 1.9%
108,200	Pacer International Inc †	893,732
22,794	Park-Ohio Holdings Corp †	1,194,406

		2,088,138

Building Products — 0.9%
27,000	American Woodmark Corp †	1,067,310

Commercial Services & Supplies — 0.5%
22,281	SP Plus Corp †	580,197

Construction & Engineering — 1.3%
31,166	MYR Group Inc †	781,643
59,349	Pike Corp †	627,319

		1,408,962

Machinery — 4.7%
14,676	Altra Industrial Motion Corp	502,213
69,000	Federal Signal Corp †	1,010,850
40,000	Global Brass & Copper Holdings Inc	662,000
35,135	Greenbrier Cos Inc/The †	1,153,833
57,489	Manitex International Inc †	912,925
2,268	Standex International Corp	142,612
68,600	Wabash National Corp †	847,210

		5,231,643

See Notes to Financial Statements.

4

Shares		Value(a)

Industrials (Continued)
Professional Services — 2.2%
8,337	Barrett Business Services Inc	$773,173
24,074	GP Strategies Corp †	717,165
66,000	Resources Connection Inc	945,780

		2,436,118

Road & Rail — 2.6%
29,500	Arkansas Best Corp	993,560
81,131	Quality Distribution Inc †	1,040,911
28,473	Saia Inc †	912,559

		2,947,030

Total Industrials		19,222,429

Information Technology — 16.6%
Communications Equipment — 1.3%
205,195	Extreme Networks Inc †	1,436,365

Computers & Peripherals — 1.2%
75,043	Datalink Corp †	817,968
489,305	Quantum Corp †	587,166

		1,405,134

Electronic Equipment, Instruments & Components — 1.3%
33,300	Fabrinet †	684,648
45,000	Newport Corp †	813,150

		1,497,798

Internet Software & Services — 3.0%
30,725	Blucora Inc †	895,941
59,980	Brightcove Inc †	848,117
23,800	LogMeIn Inc †	798,490
50,000	Move Inc †	799,500

		3,342,048

Semiconductors & Semiconductor Equipment — 7.5%
424,000	Axcelis Technologies Inc †	1,034,560
143,305	FormFactor Inc †	862,696
71,049	Integrated Silicon Solution Inc †	858,983
154,000	Lattice Semiconductor Corp †	848,540
142,300	LTX-Credence Corp †	1,136,977
314,000	Mattson Technology Inc †	860,360
88,119	Pericom Semiconductor Corp †	780,734
121,000	Photronics Inc †	1,092,630
89,062	Ultra Clean Holdings Inc †	893,292

		8,368,772

See Notes to Financial Statements.

5

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Information Technology (Continued)
Software — 2.3%
111,993	Actuate Corp †	$863,466
89,947	American Software Inc/Georgia, Class A	887,777
63,755	Seachange International Inc †	775,261

		2,526,504

Total Information Technology		18,576,621

Materials — 2.0%
Chemicals — 1.2%
34,847	KMG Chemicals Inc	588,566
9,142	Quaker Chemical Corp	704,574

		1,293,140

Metals & Mining — 0.8%
30,500	Olympic Steel Inc	883,890

Total Materials		2,177,030

TOTAL COMMON STOCKS
(Cost $77,496,821)		106,326,222

INVESTMENT COMPANIES — 4.4%
Multi-Sector — 4.4%
Multi-Industries — 4.4%
53,000	iShares Micro-Cap ETF	3,986,660
908,858	State Street Institutional U.S. Government Money Market Fund	908,858

TOTAL INVESTMENT COMPANIES
(Cost $4,614,917)		4,895,518

TOTAL INVESTMENTS
(Cost $82,111,738)	99.5%	111,221,740
OTHER ASSETS AND LIABILITIES (Net)	0.5	585,006

NET ASSETS	100.0%	$111,806,746

†	Non-income producing security.

(a)	As of December 31, 2013, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

ABBREVIATION:
ETF — Exchange Traded Fund

See Notes to Financial Statements.

6

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7

Munder Micro-Cap Equity Fund

Statement of Assets and Liabilities, December 31, 2013 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$111,221,740
Dividends and interest receivable	23,903
Receivable for investment securities sold	826,055
Receivable for Fund shares sold	447,589
Prepaid expenses and other assets	29,023

Total Assets	112,548,310

LIABILITIES:
Payable for investment securities purchased	241,648
Payable for Fund shares redeemed	270,040
Trustees’ fees and expenses payable	115,229
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	31,034
Transfer agency/record keeping fees payable	30,382
Administration fees payable	14,484
Custody fees payable	5,109
Investment advisory fees payable	3,057
Shareholder servicing fees payable — Class K Shares	69
Accrued expenses and other payables	30,512

Total Liabilities	741,564

NET ASSETS	$111,806,746

Investments, at cost	$82,111,738

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(578,570)
Accumulated net realized gain on investments sold	3,183,263
Net unrealized appreciation of investments	29,110,002
Paid-in capital	80,092,051

$111,806,746

NET ASSETS:
Class Y Shares	$16,910,961

Class A Shares	$75,761,516

Class B Shares	$771,940

Class C Shares	$17,273,201

Class K Shares	$326,909

Class R Shares	$762,219

SHARES OUTSTANDING:
Class Y Shares	431,681

Class A Shares	2,036,909

Class B Shares	24,842

Class C Shares	556,176

Class K Shares	8,781

Class R Shares	20,855

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$39.17

CLASS A SHARES:
Net asset value and redemption price per share	$37.19

Maximum sales charge	5.50%
Maximum offering price per share	$39.35

CLASS B SHARES:
Net asset value and offering price per share*	$31.07

CLASS C SHARES:
Net asset value and offering price per share*	$31.06

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$37.23

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$36.55

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Micro-Cap Equity Fund

Statement of Operations, For the Period Ended December 31, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$434,650

Total Investment Income	434,650

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	87,917
Class B Shares	5,614
Class C Shares	78,712
Class R Shares	1,412
Shareholder servicing fees:
Class K Shares	436
Investment advisory fees	511,783
Transfer agency/record keeping fees	103,838
Administration fees	82,016
Registration and filing fees	36,723
Custody fees	29,773
Trustees’ fees and expenses	23,821
Printing and mailing fees	14,318
Legal and audit fees	13,986
Other	5,527

Total Expenses	995,876

NET INVESTMENT LOSS	(561,226)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	9,612,375
Foreign currency-related transactions	(15)
Net change in unrealized appreciation/(depreciation) of securities	10,163,732

Net realized and unrealized gain on investments	19,776,092

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,214,866

(a)	Net of foreign withholding taxes of $440.

See Notes to Financial Statements.

10

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Net investment loss	$(561,226)	$(453,482)
Net realized gain from security transactions and foreign currency-related transactions	9,612,360	12,974,233
Net change in net unrealized appreciation/(depreciation) of securities	10,163,732	7,017,922

Net increase in net assets resulting from operations	19,214,866	19,538,673
Distributions to shareholders from net realized gain/loss:
Class Y Shares	(2,011,579)	(1,608,758)
Class A Shares	(9,428,132)	(7,515,234)
Class B Shares	(112,475)	(366,864)
Class C Shares	(2,530,205)	(2,025,551)
Class K Shares	(41,808)	(45,308)
Class R Shares	(95,403)	(39,367)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	4,087,409	(1,518,978)
Class A Shares	8,991,066	8,407,259
Class B Shares	(837,783)	(1,873,442)
Class C Shares	3,144,428	642,368
Class K Shares	(44,835)	33,383
Class R Shares	396,172	72,993

Net increase in net assets	20,731,721	13,701,174
NET ASSETS:
Beginning of period	91,075,025	77,373,851

End of period	$111,806,746	$91,075,025

Accumulated net investment loss	$(578,570)	$(17,344)

See Notes to Financial Statements.

11

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Amount
Class Y Shares:
Sold	$4,778,898	$5,756,150
Issued as reinvestment of distributions	1,703,324	1,068,134
Redeemed	(2,394,813)	(8,343,262)

Net increase/(decrease)	$4,087,409	$(1,518,978)

Class A Shares:
Sold*	$16,132,530	$17,955,686
Issued as reinvestment of distributions	8,354,270	6,536,437
Redeemed	(15,495,734)	(16,084,864)

Net increase	$8,991,066	$8,407,259

Class B Shares:
Sold	$749	$12,541
Issued as reinvestment of distributions	110,355	342,066
Redeemed*	(948,887)	(2,228,049)

Net decrease	$(837,783)	$(1,873,442)

Class C Shares:
Sold	$2,118,434	$1,200,293
Issued as reinvestment of distributions	1,885,503	1,472,209
Redeemed	(859,509)	(2,030,134)

Net increase	$3,144,428	$642,368

Class K Shares:
Sold	$—	$12,937
Issued as reinvestment of distributions	29,819	24,047
Redeemed	(74,654)	(3,601)

Net increase/(decrease)	$(44,835)	$33,383

Class R Shares:
Sold	$382,947	$70,956
Issued as reinvestment of distributions	38,871	27,329
Redeemed	(25,646)	(25,292)

Net increase	$396,172	$72,993

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Shares
Class Y Shares:
Sold	116,893	169,245
Issued as reinvestment of distributions	43,486	35,381
Redeemed	(58,431)	(238,889)

Net increase/(decrease)	101,948	(34,263)

Class A Shares:
Sold*	428,270	546,200
Issued as reinvestment of distributions	224,637	226,096
Redeemed	(409,111)	(486,711)

Net increase	243,796	285,585

Class B Shares:
Sold	24	496
Issued as reinvestment of distributions	3,551	13,737
Redeemed*	(28,933)	(77,618)

Net decrease	(25,358)	(63,385)

Class C Shares:
Sold	65,190	44,316
Issued as reinvestment of distributions	60,705	59,077
Redeemed	(26,205)	(70,625)

Net increase	99,690	32,768

Class K Shares:
Sold	—	395
Issued as reinvestment of distributions	802	831
Redeemed	(1,964)	(107)

Net increase/(decrease)	(1,162)	1,119

Class R Shares:
Sold	10,228	2,276
Issued as reinvestment of distributions	1,063	958
Redeemed	(683)	(769)

Net increase	10,608	2,465

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$36.72		$33.72	$31.55	$22.70	$19.15	$29.04

Income/(loss) from investment operations:
Net investment income/(loss)	(0.15)		(0.07)	(0.27)	(0.10)	0.04	0.35
Net realized and unrealized gain/(loss) on investments	7.84		8.27	2.44	8.95	3.86	(6.55)

Total from investment operations	7.69		8.20	2.17	8.85	3.90	(6.20)

Less distributions:
Dividends from net investment income	—		—	—	—	(0.35)	(0.37)
Distributions from net realized gains	(5.24)		(5.20)	—	—	—	(3.32)

Total distributions	(5.24)		(5.20)	—	—	(0.35)	(3.69)

Short-term trading fees	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$39.17		$36.72	$33.72	$31.55	$22.70	$19.15

Total return(d)	20.91%		27.68%	6.88%	38.99%	20.28%	(24.07)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$16,911		$12,107	$12,273	$12,457	$11,834	$14,696
Ratio of operating expenses to average net assets	1.61	%(e)	1.69%	1.79%	1.85%	1.79%	1.87%
Ratio of net investment income/(loss) to average net assets	(0.76	)%(e)	(0.20)%	(0.89)%	(0.36)%	0.19%	1.79%
Portfolio turnover rate	37%		58%	56%	67%	43%	35%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on December 26, 1996.
(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

14

A Shares
Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)

$35.12		$32.55	$30.53	$22.02	$18.61	$28.32

(0.20)		(0.15)	(0.34)	(0.17)	(0.01)	0.30

7.51		7.92	2.36	8.68	3.74	(6.37)

7.31		7.77	2.02	8.51	3.73	(6.07)

—		—	—	—	(0.32)	(0.32)

(5.24)		(5.20)	—	—	—	(3.32)

(5.24)		(5.20)	—	—	(0.32)	(3.64)

—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$37.19		$35.12	$32.55	$30.53	$22.02	$18.61

20.74%		27.36%	6.62%	38.65%	19.97%	(24.24)%

$75,762		$62,982	$49,064	$56,726	$55,117	$60,405

1.86	%(e)	1.93%	2.04%	2.10%	2.05%	2.12%

(1.01	)%(e)	(0.47)%	(1.15)%	(0.63)%	(0.06)%	1.52%
37%		58%	56%	67%	43%	35%

See Notes to Financial Statements.

15

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	B Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$30.17		$28.85	$27.26	$19.81	$16.82	$25.94

Income/(loss) from investment operations:
Net investment income/(loss)	(0.29)		(0.35)	(0.49)	(0.33)	(0.17)	0.14
Net realized and unrealized gain/(loss) on investments	6.43		6.87	2.08	7.78	3.39	(5.78)

Total from investment operations	6.14		6.52	1.59	7.45	3.22	(5.64)

Less distributions:
Dividends from net investment income	—		—	—	—	(0.23)	(0.16)
Distributions from net realized gains	(5.24)		(5.20)	—	—	—	(3.32)

Total distributions	(5.24)		(5.20)	—	—	(0.23)	(3.48)

Short-term trading fees	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$31.07		$30.17	$28.85	$27.26	$19.81	$16.82

Total return(d)	20.27%		26.46%	5.83%	37.61%	19.11%	(24.83)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$772		$1,515	$3,277	$5,967	$6,665	$9,137
Ratio of operating expenses to average net assets	2.60	%(e)	2.71%	2.80%	2.85%	2.80%	2.87%
Ratio of net investment income/(loss) to average net assets	(1.75	)%(e)	(1.22)%	(1.92)%	(1.36)%	(0.84)%	0.78%
Portfolio turnover rate	37%		58%	56%	67%	43%	35%

(a)	Class B Shares and Class C Shares commenced operations on February 24, 1997 and March 31, 1997, respectively.
(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

16

C Shares
Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)

$30.16		$28.84	$27.26	$19.80	$16.82	$25.94

(0.29)		(0.35)	(0.49)	(0.33)	(0.16)	0.14

6.43		6.87	2.07	7.79	3.37	(5.78)

6.14		6.52	1.58	7.46	3.21	(5.64)

—		—	—	—	(0.23)	(0.16)

(5.24)		(5.20)	—	—	—	(3.32)

(5.24)		(5.20)	—	—	(0.23)	(3.48)

—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$31.06		$30.16	$28.84	$27.26	$19.80	$16.82

20.32%		26.43%	5.80%	37.68%	19.05%	(24.83)%

$17,273		$13,767	$12,220	$13,933	$13,438	$15,122

2.61	%(e)	2.69%	2.79%	2.85%	2.80%	2.87%

(1.76	)%(e)	(1.22)%	(1.90)%	(1.37)%	(0.81)%	0.77%
37%		58%	56%	67%	43%	35%

See Notes to Financial Statements.

17

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	K Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$35.15		$32.57	$30.55	$22.03	$18.62	$28.33

Income/(loss) from investment operations:
Net investment income/(loss)	(0.19)		(0.15)	(0.33)	(0.17)	(0.01)	0.37
Net realized and unrealized gain/(loss) on investments	7.51		7.93	2.35	8.69	3.74	(6.44)

Total from investment operations	7.32		7.78	2.02	8.52	3.73	(6.07)

Less distributions:
Dividends from net investment income	—		—	—	—	(0.32)	(0.32)
Distributions from net realized gains	(5.24)		(5.20)	—	—	—	(3.32)

Total distributions	(5.24)		(5.20)	—	—	(0.32)	(3.64)

Short-term trading fees	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$37.23		$35.15	$32.57	$30.55	$22.03	$18.62

Total return(d)	20.75%		27.37%	6.61%	38.67%	19.96%	(24.23)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$327		$350	$287	$270	$239	$234
Ratio of operating expenses to average net assets	1.85	%(e)	1.94%	2.03%	2.10%	2.05%	2.11%
Ratio of net investment income/(loss) to average net assets	(1.01	)%(e)	(0.46)%	(1.13)%	(0.64)%	(0.05)%	1.80%
Portfolio turnover rate	37%		58%	56%	67%	43%	35%

(a)	Class K Shares and Class R Shares of the Fund commenced operations on December 31, 1996 and July 29, 2004, respectively.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.
(e)	Annualized.

See Notes to Financial Statements.

18

R Shares
Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)

$34.63		$32.23	$30.31	$21.91	$18.55	$28.24

(0.24)		(0.24)	(0.41)	(0.23)	(0.06)	0.21

7.40		7.84	2.33	8.63	3.71	(6.32)

7.16		7.60	1.92	8.40	3.65	(6.11)

—		—	—	—	(0.29)	(0.26)

(5.24)		(5.20)	—	—	—	(3.32)

(5.24)		(5.20)	—	—	(0.29)	(3.58)

—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$36.55		$34.63	$32.23	$30.31	$21.91	$18.55

20.60%		27.09%	6.33%	38.34%	19.62%	(24.44)%

$762		$355	$251	$317	$250	$262

2.11	%(e)	2.18%	2.30%	2.35%	2.30%	2.32%

(1.26	)%(e)	(0.75)%	(1.41)%	(0.85)%	(0.28)%	1.04%
37%		58%	56%	67%	43%	35%

See Notes to Financial Statements.

19

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2013 (Unaudited)

1.	Organization

As of December 31, 2013, the Munder Funds consisted of 11 portfolios, each of which is a series of Munder Series Trust (“MST”). Information presented in these financial statements pertains only to the Munder Micro-Cap Equity Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest each without par value.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders other than pursuant to an exchange or a distribution reinvestment. Class B Shares may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class C Shares are sold without a front-end sales charge but may be subject to a CDSC. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or

20

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$111,221,740
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$111,221,740

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended December 31, 2013.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Foreign Currency Spot Contracts: The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may use foreign currency spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The

22

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

value of such contracts is translated into U.S. dollars. Foreign currency spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method, subject to certain minimums. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2013.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2010.

23

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 1.00% of the value its average daily net assets.

Integrity Asset Management, LLC (“Integrity”), a wholly owned subsidiary of the Advisor, serves as sub-advisor to the Fund. Pursuant to an investment sub-advisory agreement with the Advisor, Integrity is responsible for the day-to-day management of the Fund, including, without limitation, providing a program of continuous investment management to the Fund in accordance with the Fund’s investment objective, strategies, policies and limitations, investing and reinvesting the assets of the Fund, overseeing the placement of purchase and sale orders for the Fund and providing research services for the Fund. For its services with regard to the Fund, Integrity is entitled to receive from the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.60%.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2013, the Advisor earned $82,016 before payment of sub-administration fees and $55,025 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2013, the Fund paid an annual effective rate of 0.1603% for administrative services.

During the period ended December 31, 2013, each Trustee was paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee of MST, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also received an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts

24

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2013, no officer, director or employee of the Advisor, Integrity, or any of their affiliates received any compensation from MST.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) that applies to the Fund’s Class A, Class B, Class C, Class K and Class R Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates payable under the Plan for each class, as a percentage of average daily net assets, were as follows:

Class A Shares 12b-1 Fees	Class B Shares 12b-1 Fees	Class C Shares 12b-1 Fees	Class R Shares 12b-1 Fees	Class K Shares Service Fees
0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $39,402,668 and $37,025,879, respectively, for the period ended December 31, 2013.

At December 31, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $31,171,657 aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,061,655 and net appreciation for financial reporting purposes was $29,110,002. At December 31, 2013, aggregate cost for financial reporting purposes was $82,111,738.

25

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

6.	Revolving Line of Credit

Effective December 4, 2013, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee equal to 0.11% per annum on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. During the period ended December 31, 2013, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2013, total commitment fees for the Fund were $365.

7.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2013, permanent differences resulting primarily from ordinary loss netting to reduce short term capital gains and prior period partnership basis adjustments were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid in Capital
$1,084,761	$(1,083,354)	$(1,407)

During the year ended June 30, 2013, distributions of $11,601,082 were paid to shareholders from long term capital gain.

26

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

At June 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Capital Gains	Unrealized Appreciation	Total
$691,693	$7,399,864	$18,645,219	$26,736,776

The differences between book and tax distributable earnings were primarily due to wash sales and deferred trustees’ fees.

Under the Regulated Investment Company Modernization Act of 2010, capital losses realized after June 30, 2011 may be carried forward indefinitely and will retain their tax character as either short-term or long-term. Capital losses realized prior to July 1, 2011 will continue to be subject to their original expiration date and will continue to be treated as short-term losses. Capital losses that can be carried forward indefinitely must be utilized fully before using capital losses that expire.

As determined at June 30, 2013, the Fund had no unused capital losses.

9.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

10.	Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures of the Advisor and Integrity, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

11.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ended June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

27

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman

John Rakolta Jr., Vice Chairman

John Engler

Thomas P. Lemke

Michael T. Monahan

Lisa A. Payne

OFFICERS

James V. FitzGerald, President and Principal Executive Officer

Peter K. Hoglund, Vice President and Principal Financial Officer

Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer

David W. Rumph, Treasurer and Principal Accounting Officer

Amy D. Eisenbeis, Assistant Secretary

Francine S. Hayes, Assistant Secretary

Mary Ann C. Shumaker, Assistant Secretary

Kevin R. Kuhl, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management

Munder Capital Center

480 Pierce Street

Birmingham, MI 48009

SUB-ADVISOR

Integrity Asset Management, LLC

18500 Lake Road, Suite 300

Rocky River, OH 44116

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

SANNMICRO1213

SEMI-ANNUAL REPORT

December 31, 2013

Munder Mid-Cap Core Growth Fund

Class Y, A, B, C, K, R & R6 Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds® Letter to Shareholders

DEAR SHAREHOLDERS:

As global markets entered the second half of 2013, the mighty Fed was scaring investors with the prospect of tapering the extended bond purchases that had been providing fuel to the economic fire. The Fed was clear that their approach would be measured and lengthy, and that the liquidity cushion provided by the bond purchases would likely continue until the economy was growing in a healthy and sustainable fashion. After the initial fear, optimism regained its place at the top of investors’ minds.

U.S. gross domestic product (GDP) growth of 4.1% in the third quarter, the introduction of modest tapering in November and improving labor market metrics and corporate earnings all combined to produce a robust global equity rally in the last half of 2013. To wit, for the six months ended December 31, 2013, the S&P 500® Index (a measure of the large-cap sector of the U.S. stock market) returned 16.3%, the Russell Mid-Cap® Growth Index (a measure of the growth style in the mid-cap segment of the U.S. equity universe) returned 18.3%, the Russell 2000® Value Index (a measure of the value style in the small-cap segment of the U.S. equity universe) returned 17.6%, the S&P® Developed ex-US SmallCap Index (a measure of the small-cap segment of developed equity markets excluding the U.S.) returned 21.2% and the S&P® Emerging Plus SmallCap Index (a measure of the small-cap segment of emerging equity markets including Korea) returned 6.9%. The lag in performance in emerging markets signaled general growth and currency concerns about these nascent economies, but the global economic outlook by investors, especially in developed economies, generated strong returns across the board.

In the United States, as often happens in an improving growth environment, small-cap stocks outperformed mid-cap and large-cap stocks, and growth-oriented portfolios outperformed value-oriented portfolios. The small-cap universe, as viewed through the lens of the Russell 2000® Indices, showed growth outperforming value by 4.4%. In the mid-cap world (Russell MidCap® Indices), growth outperformed value by a more narrow 1.6%. The large-cap growth outperformance over value (using the S&P 500® Indices) was 4.5%. On a capitalization basis, small-cap stocks outperformed mid-cap stocks by 3.1% and large-cap stocks by 3.5%.

International markets, particularly in developed countries, showed high correlation with domestic indices as an improving economic outlook combined with the acceptance of the U.S. Fed strategy on bond purchase tapering. Similar to domestic markets, small-cap international stocks outperformed large-cap international stocks by 3.3%. Europe outperformed Asia following the surprise 25 basis point rate cut by the European Central Bank in November. As noted above, the emerging market economies recovered slightly from the first half of 2013, but only the small-cap segment had a positive return for the full calendar year. The emerging markets continue to be the area of most concern to investors, and will likely provide higher volatility as we move through 2014.

In the fixed income market, the last six months of 2013 were rather staid, surprisingly so given the abrupt June reaction to the concept of tapering. For the last six months of 2013, the Barclays U.S. Aggregate Bond Index (a measure of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market) was up 0.43% (although the Index was down 2% for the full calendar year). Following the strong GDP growth in the third quarter, in November the Fed reduced their bond purchase program by $10 billion, the first move of the taper strategy. In sharp contrast to the summer months, the bond market volatility was more measured and orderly. While interest rates did increase heading into the December Fed meeting, non-government sectors outperformed Treasuries across the entire investment grade and high-yield spectrum.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, I encourage you to contact your financial advisor. You may also contact the Funds at 1-800-468-6337 or through our website at www.munder.com. My colleagues and I sincerely appreciate the confidence you have placed in the Munder Funds and we value the opportunity to help you meet your investment goals.

Very Truly Yours,

James FitzGerald

President and Principal Executive Officer, The Munder Funds

President, Munder Capital Management

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
19	Notes to Financial Statements

Past performance is no guarantee of future results.

The information and statistical data in the President’s Letter is current as of December 31, 2013. The information may change, and the Munder Funds disclaim any obligation to advise investors of any such changes. The information is general in nature and is not intended to provide personal investment advice or to be an endorsement of any specific investment. While the information presented was obtained or derived from third-party sources believed to be reliable, the Munder Funds do not guarantee the accuracy of the information.

Risks:    The Fund invests in smaller and medium-sized company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

Munder Funds distributed through Funds Distributor, LLC.

i

Management’s Discussion of Fund Performance (Unaudited)

INVESTMENT PROCESS HIGHLIGHTS

The Munder Mid-Cap Core Growth Fund’s management team seeks to provide long-term capital appreciation in the Fund by investing in a diversified portfolio of medium sized (mid-capitalization) companies. Medium sized means those companies with market capitalizations within the range of companies included in the Russell Midcap® Index or within the range of companies included in the S&P MidCap 400® Index. The Fund’s investment style focuses on companies that have growth prospects and are reasonably valued. This is known as GARP (Growth at a Reasonable Price). Specifically, the management team looks to invest in companies that have consistent and higher-than-average earnings growth, are financially stable with a below average debt level, have a leadership position in their industry and an effective management team, and whose stock price is attractive relative to the market and the company’s growth rate.

The management team’s investment approach is designed to achieve consistent long-term returns across the full breadth of market conditions and economic cycles. The focus of its investment process is on security selection and risk management. The team believes this is the best way to position the Fund to achieve an optimal balance between potential reward and investment risk over a complete market cycle.

INVESTING ENVIRONMENT

Federal Reserve policy was the key focus of the domestic stock market during the final six months of 2013, as the question front and center in the minds of investors was when tapering of the Fed’s bond purchase program would commence. That question was addressed in mid-December when the Fed announced a moderate tapering to begin in January 2014, but made it clear that easy money will be around for many more quarters. Investors liked that news as stocks rallied to record highs after the announcement. The government shutdown in October turned out to be a non-event for the stock market as investors realized that its impact on the economy was minimal. Now that a budget deal has been reached in Congress, averting a second shutdown in the first quarter of 2014, one more investor concern is off the table in the New Year. News about the economy improved in the second half of 2013 as gross domestic product (GDP) growth was seen as picking up on the margin, inflation remained low, unemployment appeared to be declining slightly, and investors expected growth in profits to increase from recently depressed levels.

Mid-cap stocks, along with the rest of the domestic equity market, continued their relentless rise higher in the second half of 2013, marking more than two years of positive returns without a meaningful correction. The Russell Midcap® Index earned an impressive 16.73% total return for the six months, although

ii

that trailed the performance of larger capitalization stocks by a small margin and smaller capitalization stocks by about 3%. Leadership in the Index came from sectors that are beneficiaries of strong economic growth, including industrials, information technology and consumer discretionary. More defensive sectors, including utilities, telecommunications services, and consumer staples, trailed the Index. The normally defensive health care sector was strong due to robust performance in the biotech and pharmaceutical industries. Financials were held back by weak real estate investment trust (REIT) stocks.

Because the management team believes that stock selection is the most consistent and repeatable way for it to add value over the long term, the team employs risk controls in the management of the Fund that keep its economic sector weights relatively neutral versus the Index. Therefore, relative performance does not typically mirror the strength or weakness of individual sectors. During the last six months of 2013, relative strength was experienced in the financials, information technology and utilities sectors, while relative weakness was seen in the health care and industrials sectors. The Fund lagged the Russell Midcap® Index by a slight margin for the six months, with stock selection accounting for the slight difference in performance.

SECTOR DIVERSIFICATION
Financials	18.8%
Consumer Discretionary	18.6%
Information Technology	15.0%
Industrials	14.8%
Health Care	9.9%
Energy	7.0%
Materials	6.6%
Utilities	3.8%
Consumer Staples	3.7%
Other	1.8%

Total	100.0%

As a percentage of net assets as of 12/31/13.

PERFORMANCE DISCUSSION

During the six-month period ended December 31, 2013, the Fund returned 16.53%, underperforming the Russell Midcap® Index, which returned 16.73% over the same period.

Notable detractors to the Fund’s performance during the period included: Myriad Genetics, Inc., which develops therapeutic and predictive medicine products; Intuitive Surgical, Inc., which designs, manufactures and markets robotic technologies; Health Management Associates, Inc., which owns and operates general acute care hospitals and psychiatric hospitals; DaVita HealthCare Partners Inc., which provides integrated dialysis services for patients suffering from chronic kidney failure; and Digital Realty Trust, Inc., which operates as a real estate investment trust.

Notable contributors to the Fund’s performance during the period included: Starz, which engages in the media, communications and entertainment industries; Lincoln National Corporation, which provides multiple insurance and investment management products; LKQ Corporation, which provides recycled OEM

iii

automotive replacement parts and related services; Cognizant Technology Solutions Corporation, which provides information technology services; and Affiliated Managers Group, Inc., which provides investment management services.

FUND CHANGES

The Fund’s management team identified several new investment opportunities for the Fund during the period, including: C.R. Bard, Inc., which manufactures and sells medical, surgical, diagnostic and patient care devices; Helix Energy Solutions Group Inc., an international offshore energy company; Nordson Corp., which manufactures precision dispensing equipment; Perrigo Co. PLC, an over-the-counter and generic prescription manufacturer; and RPM International, Inc., a specialty chemical manufacturer.

The team funded these positions in part by selling the Fund’s positions in: Crown Holdings, Inc., a manufacturer of steel and aluminum cans for consumer products; DaVita Healthcare Partners, Inc.; Family Dollar Stores Inc., which operates general merchandise retail discount stores; Health Management Associates; and Oil States International, Inc., an international onshore and offshore energy services company.

The Fund’s performance contained in the Management’s Discussion of Fund Performance is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ. Management’s Discussion of Fund Performance presents information about the Fund’s holdings that are believed to be accurate, and the views of the portfolio managers, as of December 31, 2013. The Fund’s holdings, the information about the Fund’s holdings and the views of the portfolio managers may change, and the Fund disclaims any obligation to advise shareholders of any such changes. Discussions regarding specific holdings are for illustration only and are not intended as recommendations to purchase or sell individual stocks. A complete list of Fund holdings as of December 31, 2013 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

The Russell Midcap® Index includes approximately 800 of the smallest companies in the Russell 1000® Index (the 1,000 largest stocks by market capitalization in the Russell 3000® Index, an index of the top 3,000 U.S. stocks by market capitalization covering 98% of the U.S. equity investable universe). Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 through December 31, 2013.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through

vi

your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13-12/31/13	Annualized Expense Ratio
Actual
Class Y	$1,000.00	$1,165.30	$5.79	1.06%
Class A	$1,000.00	$1,164.00	$7.15	1.31%
Class B	$1,000.00	$1,159.50	$11.38	2.09%
Class C	$1,000.00	$1,159.50	$11.21	2.06%
Class K	$1,000.00	$1,163.80	$7.20	1.32%
Class R	$1,000.00	$1,162.40	$8.50	1.56%
Class R6	$1,000.00	$1,166.10	$4.91	0.90%
Hypothetical
Class Y	$1,000.00	$1,019.86	$5.40	1.06%
Class A	$1,000.00	$1,018.60	$6.67	1.31%
Class B	$1,000.00	$1,014.67	$10.61	2.09%
Class C	$1,000.00	$1,014.82	$10.46	2.06%
Class K	$1,000.00	$1,018.55	$6.72	1.32%
Class R	$1,000.00	$1,017.34	$7.93	1.56%
Class R6	$1,000.00	$1,020.67	$4.58	0.90%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2013 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 98.7%
Consumer Discretionary — 18.6%
Auto Components — 1.4%
1,547,600	BorgWarner Inc	$86,526,316

Distributors — 1.7%
3,116,800	LKQ Corp †	102,542,720

Hotels, Restaurants & Leisure — 1.1%
1,428,700	Marriott International Inc/DE, Class A	70,520,632

Household Durables — 2.2%
707,400	Toll Brothers Inc †	26,173,800
1,137,325	Tupperware Brands Corp	107,511,332

		133,685,132

Media — 5.6%
2,310,800	Cinemark Holdings Inc	77,018,964
1,037,700	Discovery Communications Inc, Class A †	93,828,834
725,346	Liberty Media Corp, Class A †	106,226,922
2,262,846	Starz, Class A †	66,165,617

		343,240,337

Specialty Retail — 5.6%
2,364,700	Ascena Retail Group Inc †	50,037,052
1,385,500	L Brands Inc	85,693,175
1,162,264	Penske Automotive Group Inc	54,812,370
1,097,300	Ross Stores Inc	82,220,689
2,296,100	Sally Beauty Holdings Inc †	69,411,103

		342,174,389

Textiles, Apparel & Luxury Goods — 1.0%
505,500	Fossil Group Inc †	60,629,670

Total Consumer Discretionary		1,139,319,196

Consumer Staples — 3.7%
Beverages — 1.2%
1,063,400	Monster Beverage Corp †	72,066,618

Food Products — 1.0%
830,700	Green Mountain Coffee Roasters Inc †	62,784,306

Household Products — 1.5%
1,389,850	Church & Dwight Co Inc	92,119,258

Total Consumer Staples		226,970,182

See Notes to Financial Statements.

1

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Energy — 7.0%
Energy Equipment & Services — 2.7%
1,062,700	Atwood Oceanics Inc †	$56,737,553
2,175,700	Helix Energy Solutions Group Inc †	50,432,726
739,200	Oceaneering International Inc	58,308,096

		165,478,375

Oil, Gas & Consumable Fuels — 4.3%
702,700	Concho Resources Inc †	75,891,600
1,185,600	Gulfport Energy Corp †	74,870,640
5,109,700	Kodiak Oil & Gas Corp †	57,279,737
1,085,700	Valero Energy Corp	54,719,280

		262,761,257

Total Energy		428,239,632

Financials — 17.5%
Capital Markets — 5.7%
727,300	Affiliated Managers Group Inc †	157,736,824
3,187,800	Invesco Ltd	116,035,920
1,204,100	Northern Trust Corp	74,521,749

		348,294,493

Commercial Banks — 2.8%
4,506,300	Fifth Third Bancorp	94,767,489
733,075	Signature Bank †	78,746,917

		173,514,406

Insurance — 4.5%
2,226,700	Lincoln National Corp	114,942,254
1,143,200	Reinsurance Group of America Inc	88,495,112
718,400	RenaissanceRe Holdings Ltd	69,929,056

		273,366,422

Real Estate Investment Trusts (REITs) — 3.5%
821,625	Digital Realty Trust Inc	40,358,220
277,250	Essex Property Trust Inc	39,788,147
1,040,900	Kilroy Realty Corp	52,232,362
1,377,100	Macerich Co/The	81,097,419

		213,476,148

Thrifts & Mortgage Finance — 1.0%
4,571,300	Radian Group Inc	64,546,756

Total Financials		1,073,198,225

See Notes to Financial Statements.

2

Shares		Value(a)

Health Care — 9.9%
Biotechnology — 2.1%
1,161,225	BioMarin Pharmaceutical Inc †	$81,599,281
2,202,600	Myriad Genetics Inc †	46,210,548

		127,809,829

Health Care Equipment & Supplies — 2.9%
706,200	Cooper Cos Inc/The	87,455,808
456,400	CR Bard Inc	61,130,216
80,460	Intuitive Surgical Inc †	30,903,077

		179,489,101

Health Care Providers & Services — 1.2%
2,253,000	HealthSouth Corp	75,069,960

Health Care Technology — 1.2%
1,276,600	Cerner Corp †	71,157,684

Life Sciences Tools & Services — 1.1%
287,875	Mettler-Toledo International Inc †	69,835,596

Pharmaceuticals — 1.4%
568,500	Perrigo Co PLC	87,242,010

Total Health Care		610,604,180

Industrials — 14.8%
Aerospace & Defense — 1.1%
259,000	Precision Castparts Corp	69,748,700

Building Products — 1.3%
1,786,600	Fortune Brands Home & Security Inc	81,647,620

Commercial Services & Supplies — 2.2%
1,803,728	Iron Mountain Inc	54,743,145
666,075	Stericycle Inc †	77,377,932

		132,121,077

Electrical Equipment — 2.1%
1,349,700	AMETEK Inc	71,088,699
559,000	Hubbell Inc, Class B	60,875,100

		131,963,799

Machinery — 2.8%
500,200	Nordson Corp	37,164,860
1,426,400	Terex Corp	59,894,536
807,600	WABCO Holdings Inc †	75,437,916

		172,497,312

See Notes to Financial Statements.

3

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Industrials (Continued)
Marine — 1.4%
881,060	Kirby Corp †	$87,445,205

Professional Services — 1.2%
605,650	IHS Inc, Class A †	72,496,305

Road & Rail — 2.7%
738,225	Kansas City Southern	91,414,402
1,351,700	Old Dominion Freight Line Inc †	71,667,134

		163,081,536

Total Industrials		911,001,554

Information Technology — 15.0%
Communications Equipment — 1.1%
962,000	Motorola Solutions Inc	64,935,000

IT Services — 2.9%
933,910	Cognizant Technology Solutions Corp, Class A †	94,306,232
1,408,850	Fiserv Inc †	83,192,593

		177,498,825

Office Electronics — 1.2%
5,866,300	Xerox Corp	71,392,871

Semiconductors & Semiconductor Equipment — 3.6%
1,561,800	Microchip Technology Inc	69,890,550
7,317,400	ON Semiconductor Corp †	60,295,376
3,229,900	Skyworks Solutions Inc †	92,245,944

		222,431,870

Software — 6.2%
1,013,275	Check Point Software Technologies Ltd †	65,376,503
3,355,700	Mentor Graphics Corp	80,771,699
1,290,000	MICROS Systems Inc †	74,007,300
1,258,700	Red Hat Inc †	70,537,548
1,315,425	Solera Holdings Inc	93,079,473

		383,772,523

Total Information Technology		920,031,089

Materials — 6.6%
Chemicals — 6.6%
944,025	Airgas Inc	105,589,196
829,500	Ecolab Inc	86,491,965
963,500	LyondellBasell Industries NV, Class A	77,349,780

See Notes to Financial Statements.

4

Shares		Value(a)

Materials (Continued)
Chemicals (Continued)
1,558,000	RPM International Inc	$64,672,580
747,400	WR Grace & Co †	73,895,438

Total Materials		407,998,959

Telecommunication Services — 1.8%
Wireless Telecommunication Services — 1.8%
1,200,300	SBA Communications Corp, Class A †	107,834,952

Utilities — 3.8%
Electric Utilities — 1.4%
867,900	ITC Holdings Corp	83,162,178

Multi-Utilities — 2.4%
660,200	Black Hills Corp	34,667,102
3,459,000	NiSource Inc	113,731,920

		148,399,022

Total Utilities		231,561,200

TOTAL COMMON STOCKS
(Cost $3,616,111,364)		6,056,759,169

INVESTMENT COMPANIES — 1.4%
Financials — 1.3%
Capital Markets — 1.3%
5,261,000	American Capital Ltd †	82,282,040

Multi-Sector — 0.1%
Multi-Industry — 0.1%
2,998,839	State Street Institutional U.S. Government Money Market Fund	2,998,839

TOTAL INVESTMENT COMPANIES
(Cost $51,551,335)		85,280,879

TOTAL INVESTMENTS

(Cost $3,667,662,699)	100.1%	6,142,040,048
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(3,225,259)

NET ASSETS	100.0%	$6,138,814,789

†	Non-income producing security.

(a)	As of December 31, 2013, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

See Notes to Financial Statements.

5

Munder Mid-Cap Core Growth Fund

Statement of Assets and Liabilities, December 31, 2013 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$6,142,040,048
Dividends and interest receivable	5,220,880
Receivable for investment securities sold	22,895,302
Receivable for Fund shares sold	9,800,200
Prepaid expenses and other assets	207,344

Total Assets	6,180,163,774

LIABILITIES:
Payable for investment securities purchased	11,888,526
Payable for Fund shares redeemed	26,064,710
Transfer agency/record keeping fees payable	1,875,151
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	550,004
Administration fees payable	319,687
Trustees’ fees and expenses payable	236,881
Investment advisory fees payable	125,648
Custody fees payable	62,154
Shareholder servicing fees payable — Class K Shares	2,763
Dividends payable	449
Accrued expenses and other payables	223,012

Total Liabilities	41,348,985

NET ASSETS	$6,138,814,789

Investments, at cost	$3,667,662,699

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(5,872,345)
Accumulated net realized gain on investments sold	50,168,657
Net unrealized appreciation of investments	2,474,377,349
Paid-in capital	3,620,141,128

$6,138,814,789

NET ASSETS:
Class Y Shares	$3,960,848,793

Class A Shares	$1,489,521,211

Class B Shares	$12,772,573

Class C Shares	$246,102,384

Class K Shares	$11,767,090

Class R Shares	$63,858,177

Class R6 Shares	$353,944,561

SHARES OUTSTANDING:
Class Y Shares	92,119,076

Class A Shares	35,628,113

Class B Shares	336,515

Class C Shares	6,469,362

Class K Shares	281,665

Class R Shares	1,557,215

Class R6 Shares	8,209,951

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$43.00

CLASS A SHARES:
Net asset value and redemption price per share	$41.81

Maximum sales charge	5.50%
Maximum offering price per share	$44.24

CLASS B SHARES:
Net asset value and offering price per share*	$37.96

CLASS C SHARES:
Net asset value and offering price per share*	$38.04

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$41.78

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$41.01

CLASS R6 SHARES:
Net asset value, offering price and redemption price per share	$43.11

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Mid-Cap Core Growth Fund

Statement of Operations, For the Period Ended December 31, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends	$27,944,979

Total Investment Income	27,944,979

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	1,768,687
Class B Shares	71,756
Class C Shares	1,161,319
Class R Shares	151,324
Shareholder servicing fees:
Class K Shares	14,126
Investment advisory fees	21,703,530
Transfer agency/record keeping fees(a)	5,700,251
Administration fees	1,822,603
Custody fees	364,470
Legal and audit fees	321,972
Trustees’ fees and expenses	259,535
Registration and filing fees	76,722
Other	385,399

Total Expenses	33,801,694

NET INVESTMENT LOSS	(5,856,715)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	221,909,497
Net change in unrealized appreciation/(depreciation) of securities	658,795,127

Net realized and unrealized gain on investments	880,704,624

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$874,847,909

(a)	Transfer agency/record keeping fees—The amounts for Class Y, Class A, Class B, Class C, Class K, Class R and Class R6 Shares were $3,926,555, $1,426,222, $16,213, $233,721, $11,526, $60,616, and $25,398, respectively.

See Notes to Financial Statements.

8

Munder Mid-Cap Core Growth Fund

Statements of Changes in Net Assets

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Net investment income/(loss)	$(5,856,715)	$4,619,443
Net realized gain from security transactions	221,909,497	177,931,664
Net change in net unrealized appreciation/(depreciation) of securities	658,795,127	794,985,734

Net increase in net assets resulting from operations	874,847,909	977,536,841
Dividends to shareholders from net investment income:
Class R6 Shares	(117,490)	—
Distributions to shareholders from net realized gain/loss:
Class Y Shares	(71,723,198)	—
Class A Shares	(27,648,471)	—
Class B Shares	(260,462)	—
Class C Shares	(4,992,728)	—
Class K Shares	(219,663)	—
Class R Shares	(1,205,019)	—
Class R6 Shares	(6,338,020)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	(158,735,835)	(81,138,204)
Class A Shares	(6,808,656)	(168,894,809)
Class B Shares	(5,461,217)	(8,961,352)
Class C Shares	2,516,431	(22,608,286)
Class K Shares	(411,815)	(6,512,330)
Class R Shares	1,047,626	(8,221,851)
Class R6 Shares	258,185,511	67,122,440

Net increase in net assets	852,674,903	748,322,449
NET ASSETS:
Beginning of period	5,286,139,886	4,537,817,437

End of period	$6,138,814,789	$5,286,139,886

Undistributed net investment income/(Accumulated net investment loss)	$(5,872,345)	$101,860

See Notes to Financial Statements.

9

Munder Mid-Cap Core Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Amount
Class Y Shares:
Sold	$451,647,925	$695,572,253
Issued as reinvestment of distributions	64,989,676	—
Redeemed	(675,373,436)	(776,710,457)

Net decrease	$(158,735,835)	$(81,138,204)

Class A Shares:
Sold*	$134,226,520	$231,697,208
Issued as reinvestment of distributions	24,104,495	—
Redeemed	(165,139,671)	(400,592,017)

Net decrease	$(6,808,656)	$(168,894,809)

Class B Shares:
Sold	$17,033	$127,733
Issued as reinvestment of distributions	225,165	—
Redeemed*	(5,703,415)	(9,089,085)

Net decrease	$(5,461,217)	$(8,961,352)

Class C Shares:
Sold	$13,810,519	$16,822,410
Issued as reinvestment of distributions	3,842,109	—
Redeemed	(15,136,197)	(39,430,696)

Net increase/(decrease)	$2,516,431	$(22,608,286)

Class K Shares:
Sold	$510,095	$973,350
Issued as reinvestment of distributions	108,855	—
Redeemed	(1,030,765)	(7,485,680)

Net decrease	$(411,815)	$(6,512,330)

Class R Shares:
Sold	$9,717,232	$12,893,334
Issued as reinvestment of distributions	1,139,822	—
Redeemed	(9,809,428)	(21,115,185)

Net increase/(decrease)	$1,047,626	$(8,221,851)

Class R6 Shares:
Sold	$266,636,780	$71,929,254
Issued as reinvestment of dividends and distributions	6,212,186	—
Redeemed	(14,663,455)	(4,806,814)

Net increase	$258,185,511	$67,122,440

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

10

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Shares
Class Y Shares:
Sold	11,151,151	20,291,535
Issued as reinvestment of distributions	1,519,160	—
Redeemed	(16,515,043)	(22,602,003)

Net decrease	(3,844,732)	(2,310,468)

Class A Shares:
Sold*	3,392,102	6,965,798
Issued as reinvestment of distributions	579,435	—
Redeemed	(4,174,401)	(12,212,222)

Net decrease	(202,864)	(5,246,424)

Class B Shares:
Sold	452	4,049
Issued as reinvestment of distributions	5,961	—
Redeemed*	(159,764)	(299,331)

Net decrease	(153,351)	(295,282)

Class C Shares:
Sold	379,612	544,763
Issued as reinvestment of distributions	101,509	—
Redeemed	(417,838)	(1,310,737)

Net increase/(decrease)	63,283	(765,974)

Class K Shares:
Sold	12,975	28,679
Issued as reinvestment of distributions	2,618	—
Redeemed	(26,205)	(229,643)

Net decrease	(10,612)	(200,964)

Class R Shares:
Sold	251,209	391,095
Issued as reinvestment of distributions	27,937	—
Redeemed	(252,741)	(652,216)

Net increase/(decrease)	26,405	(261,121)

Class R6 Shares:
Sold	6,506,229	2,049,459
Issued as reinvestment of dividends and distributions	144,840	—
Redeemed	(355,452)	(136,852)

Net increase	6,295,617	1,912,607

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

11

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$37.58		$30.71	$31.09	$22.44	$18.51	$27.37

Income/(loss) from investment operations:
Net investment income/(loss)	(0.02)		0.07	(0.01)	(0.02)	0.05	0.10
Net realized and unrealized gain/(loss) on investments	6.23		6.80	(0.37)	8.68	3.96	(8.93)

Total from investment operations	6.21		6.87	(0.38)	8.66	4.01	(8.83)

Less distributions:
Dividends from net investment income	—		—	—	(0.01)	(0.08)	—
Distributions from net realized gains	(0.79)		—	—	—	—	(0.03)

Total distributions	(0.79)		—	—	(0.01)	(0.08)	(0.03)

Short-term trading fees	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$43.00		$37.58	$30.71	$31.09	$22.44	$18.51

Total return(d)	16.53%		22.37%	(1.22)%	38.59%	21.67%	(32.26)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,960,849		$3,605,966	$3,018,188	$3,015,321	$2,109,229	$1,656,032
Ratio of operating expenses to average net assets	1.06	%(e)	1.08%	1.06%	1.08%	1.09%	1.11%
Ratio of net investment income/(loss) to average net assets	(0.10	)%(e)	0.21%	(0.04)%	(0.07)%	0.20%	0.50%
Portfolio turnover rate	15%		25%	48%	65%	52%	65%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on June 24, 1998 and July 3, 2000, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount represents less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

12

A Shares
Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)

$36.60		$29.99	$30.44	$22.01	$18.16	$26.92

(0.07)		(0.01)	(0.08)	(0.09)	(0.01)	0.04

6.07		6.62	(0.37)	8.52	3.89	(8.77)

6.00		6.61	(0.45)	8.43	3.88	(8.73)

—		—	—	—	(0.03)	—

(0.79)		—	—	—	—	(0.03)

(0.79)		—	—	—	(0.03)	(0.03)

—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$41.81		$36.60	$29.99	$30.44	$22.01	$18.16

16.40%		22.04%	(1.48)%	38.30%	21.34%	(32.43)%

$1,489,521		$1,311,428	$1,231,903	$1,505,526	$1,306,682	$1,367,350

1.31	%(e)	1.33%	1.32%	1.33%	1.34%	1.35%

(0.35	)%(e)	(0.04)%	(0.28)%	(0.32)%	(0.06)%	0.21%
15%		25%	48%	65%	52%	65%

See Notes to Financial Statements.

13

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

(continued)

	B Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$33.42		$27.59	$28.21	$20.56	$17.07	$25.50

Income/(loss) from investment operations:
Net investment loss	(0.21)		(0.24)	(0.28)	(0.27)	(0.17)	(0.10)
Net realized and unrealized gain/(loss) on investments	5.54		6.07	(0.34)	7.92	3.66	(8.30)

Total from investment operations	5.33		5.83	(0.62)	7.65	3.49	(8.40)

Less distributions:
Distributions from net realized gains	(0.79)		—	—	—	—	(0.03)

Total distributions	(0.79)		—	—	—	—	(0.03)

Short-term trading fees	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$37.96		$33.42	$27.59	$28.21	$20.56	$17.07

Total return(d)	15.95%		21.13%	(2.20)%	37.21%	20.45%	(32.94)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$12,773		$16,372	$21,664	$29,263	$27,318	$29,614
Ratio of operating expenses to average net assets	2.09	%(e)	2.09%	2.07%	2.08%	2.09%	2.10%
Ratio of net investment loss to average net assets	(1.15	)%(e)	(0.79)%	(1.04)%	(1.08)%	(0.81)%	(0.55)%
Portfolio turnover rate	15%		25%	48%	65%	52%	65%

(a)	Class B Shares and Class C Shares (known as Class II Shares prior to October 31, 2003) of the Fund commenced operations on July 5, 2000 and July 14, 2000, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount represents less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

14

C Shares
Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)

$33.49		$27.65	$28.27	$20.60	$17.10	$25.55

(0.20)		(0.24)	(0.28)	(0.27)	(0.17)	(0.10)

5.54		6.08	(0.34)	7.94	3.67	(8.32)

5.34		5.84	(0.62)	7.67	3.50	(8.42)

(0.79)		—	—	—	—	(0.03)

(0.79)		—	—	—	—	(0.03)

—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$38.04		$33.49	$27.65	$28.27	$20.60	$17.10

15.95%		21.12%	(2.19)%	37.23%	20.47%	(32.96)%

$246,102		$214,548	$198,296	$245,023	$214,746	$230,909

2.06	%(e)	2.08%	2.07%	2.08%	2.09%	2.10%

(1.10	)%(e)	(0.79)%	(1.04)%	(1.07)%	(0.81)%	(0.55)%
15%		25%	48%	65%	52%	65%

See Notes to Financial Statements.

15

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	K Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$36.58		$29.97	$30.42	$22.00	$18.15	$26.91

Income/(loss) from investment operations:
Net investment income/(loss)	(0.07)		(0.01)	(0.09)	(0.09)	(0.01)	0.03
Net realized and unrealized gain/(loss) on investments	6.06		6.62	(0.36)	8.51	3.89	(8.76)

Total from investment operations	5.99		6.61	(0.45)	8.42	3.88	(8.73)

Less distributions:
Dividends from net investment income	—		—	—	—	(0.03)	—
Distributions from net realized gains	(0.79)		—	—	—	—	(0.03)

Total distributions	(0.79)		—	—	—	(0.03)	(0.03)

Short-term trading fees	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$41.78		$36.58	$29.97	$30.42	$22.00	$18.15

Total return(d)	16.38%		22.06%	(1.48)%	38.27%	21.35%	(32.44)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$11,767		$10,690	$14,783	$27,951	$30,681	$34,105
Ratio of operating expenses to average net assets	1.32	%(f)	1.34%	1.32%	1.33%	1.34%	1.35%
Ratio of net investment income/(loss) to average net assets	(0.36	)%(f)	(0.04)%	(0.30)%	(0.33)%	(0.06)%	0.17%
Portfolio turnover rate	15%		25%	48%	65%	52%	65%

(a)	Class K Shares and Class R Shares of the Fund commenced operations on December 17, 2002 and July 29, 2004, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount represents less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Amount is less than 0.005%

(f)	Annualized.

See Notes to Financial Statements.

16

R Shares
Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)

$35.96		$29.54	$30.05	$21.79	$18.00	$26.76

(0.12)		(0.09)	(0.15)	(0.15)	(0.07)	0.00	(c)

5.96		6.51	(0.36)	8.41	3.86	(8.73)

5.84		6.42	(0.51)	8.26	3.79	(8.73)

—		—	—	—	—	—

(0.79)		—	—	—	—	(0.03)

(0.79)		—	—	—	—	(0.03)

—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)

$41.01		$35.96	$29.54	$30.05	$21.79	$18.00

16.24%		21.73%	(1.70)%	37.91%	21.06%	(32.62)%

$63,858		$55,047	$52,931	$56,978	$47,354	$59,485

1.56	%(f)	1.58%	1.56%	1.58%	1.59%	1.60%

(0.59	)%(f)	(0.28)%	(0.54)%	(0.57)%	(0.33)%	0.00	%(e)
15%		25%	48%	65%	52%	65%

See Notes to Financial Statements.

17

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R6 Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Period Ended 6/30/12(b)
Net asset value, beginning of period	$37.66		$30.71	$28.95

Income/(loss) from investment operations:
Net investment income	0.03		0.14	0.02
Net realized and unrealized gain	6.22		6.81	1.74

Total from investment operations	6.25		6.95	1.76

Less Distributions From:
Dividends from net investment income	(0.01)		—	—
Distributions from net realized gains	(0.79)		—	—

Total distributions	$(0.80)		$—	$—

Net asset value, end of period	$43.11		$37.66	$30.71

Total return(c)	16.61%		22.63%	6.08%

Ratios to Average Net Assets:
Net assets, end of period (in 000’s)	$353,945		$72,090	$53
Ratio of operating expenses to average net assets	0.90	%(d)	0.89%	0.84	%(d)
Ratio of net investment income to average net assets	0.15	%(d)	0.39%	0.65	%(d)
Portfolio turnover rate	15%		25%	48%

(a)	Class R6 Shares of the Fund commenced operations on June 1, 2012.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated.

(d)	Annualized.

See Notes to Financial Statements.

18

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2013 (Unaudited)

1.	Organization

As of December 31, 2013, the Munder Funds consisted of 11 portfolios, each of which is a series of Munder Series Trust (“MST”). Information presented in these financial statements pertains only to the Munder Mid-Cap Core Growth Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 7 classes of shares — Class A, Class B, Class C, Class K, Class R, Class R6 and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders other than pursuant to an exchange or a distribution reinvestment. Class B Shares may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class C Shares are sold without a front-end sales charge but may be subject to a CDSC. Class K, Class R, Class R6 and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if

19

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$6,142,040,048
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$6,142,040,048

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above during the fiscal period ended December 31, 2013.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method, subject to certain minimums. Allocated Munder Funds expenses, direct Fund-level expenses, income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Class-level expenses attributable to Class R6 Shares are charged directly to that class. All other class-level expenses (excluding distribution and shareholder servicing fees) are allocated to the remaining share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

21

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2013.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2010.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% on the first $6 billion of its average daily net assets; 0.70% on the next $2 billion; and 0.65% on average daily net assets exceeding $8 billion. During the period ended December 31, 2013, the Fund paid an annual effective rate of 0.75% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2013, the Advisor earned $1,822,603 before payment of sub-administration fees and $1,226,312 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2013, the Fund paid an annual effective rate of 0.0630% for administrative services.

During the period ended December 31, 2013, each Trustee was paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee of MST, plus out-of-pocket

22

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also received an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2013, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) that applies to the Fund’s Class A, Class B, Class C, Class K and Class R Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates payable under the Plan for each class, as a percentage of average daily net assets, were as follows:

Class A Shares 12b-1 Fees	Class B Shares 12b-1 Fees	Class C Shares 12b-1 Fees	Class R Shares 12b-1 Fees	Class K Shares Service Fees
0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $869,338,757 and $890,138,502, respectively, for the period ended December 31, 2013.

At December 31, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost

23

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

was $2,506,242,008, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $31,864,659 and net appreciation for financial reporting purposes was $2,474,377,349. At December 31, 2013, aggregate cost for financial reporting purposes was $3,667,662,699.

6.	Revolving Line of Credit

Effective December 4, 2013, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee equal to 0.11% per annum on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. During the period ended December 31, 2013, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2013, total commitment fees for the Fund were $21,418.

7.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2013, no permanent differences were reclassified at year end.

24

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

At June 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Capital Gains	Capital Loss Carryover	Unrealized Appreciation	Total
$117,514	$4,420,582	$(1,199,534)	$1,753,007,893	$1,756,346,455

The differences between book and tax distributable earnings were primarily due to wash sales, deferred trustees’ fees and return of capital basis adjustments.

Under the Regulated Investment Company Modernization Act of 2010, capital losses realized after June 30, 2011 may be carried forward indefinitely and will retain their tax character as either short-term or long-term. Capital losses realized prior to July 1, 2011 will continue to be subject to their original expiration dates and will continue to be treated as short-term losses. Capital losses that can be carried forward indefinitely must be utilized fully before using capital losses that expire.

As determined at June 30, 2013, the Fund had available for federal income tax purposes $1,199,534 of unused short-term capital losses which expire in 2016 and may be further limited as these amounts were acquired in the reorganization with Munder Small-Mid Cap Fund that occurred on March 27, 2009.

During the year ended June 30, 2013, $151,121,325 in carried-forward capital losses were utilized by the Fund.

9.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

10.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

25

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

11.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ended June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

26

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27

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman

John Rakolta Jr., Vice Chairman

John Engler

Thomas P. Lemke

Michael T. Monahan

Lisa A. Payne

OFFICERS

James V. FitzGerald, President and Principal Executive Officer

Peter K. Hoglund, Vice President and Principal Financial Officer

Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer

David W. Rumph, Treasurer and Principal Accounting Officer

Amy D. Eisenbeis, Assistant Secretary

Francine S. Hayes, Assistant Secretary

Mary Ann C. Shumaker, Assistant Secretary

Kevin R. Kuhl, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management

Munder Capital Center

480 Pierce Street

Birmingham, MI 48009

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

SANNMCCG1213

SEMI-ANNUAL REPORT

December 31, 2013

Munder Veracity Small-Cap Value Fund

Class Y, A, B, C, K, R & R6 Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds® Letter to Shareholders

DEAR SHAREHOLDERS:

As global markets entered the second half of 2013, the mighty Fed was scaring investors with the prospect of tapering the extended bond purchases that had been providing fuel to the economic fire. The Fed was clear that their approach would be measured and lengthy, and that the liquidity cushion provided by the bond purchases would likely continue until the economy was growing in a healthy and sustainable fashion. After the initial fear, optimism regained its place at the top of investors’ minds.

U.S. gross domestic product (GDP) growth of 4.1% in the third quarter, the introduction of modest tapering in November and improving labor market metrics and corporate earnings all combined to produce a robust global equity rally in the last half of 2013. To wit, for the six months ended December 31, 2013, the S&P 500® Index (a measure of the large-cap sector of the U.S. stock market) returned 16.3%, the Russell Mid-Cap® Growth Index (a measure of the growth style in the mid-cap segment of the U.S. equity universe) returned 18.3%, the Russell 2000® Value Index (a measure of the value style in the small-cap segment of the U.S. equity universe) returned 17.6%, the S&P® Developed ex-US SmallCap Index (a measure of the small-cap segment of developed equity markets excluding the U.S.) returned 21.2% and the S&P® Emerging Plus SmallCap Index (a measure of the small-cap segment of emerging equity markets including Korea) returned 6.9%. The lag in performance in emerging markets signaled general growth and currency concerns about these nascent economies, but the global economic outlook by investors, especially in developed economies, generated strong returns across the board.

In the United States, as often happens in an improving growth environment, small-cap stocks outperformed mid-cap and large-cap stocks, and growth-oriented portfolios outperformed value-oriented portfolios. The small-cap universe, as viewed through the lens of the Russell 2000® Indices, showed growth outperforming value by 4.4%. In the mid-cap world (Russell MidCap® Indices), growth outperformed value by a more narrow 1.6%. The large-cap growth outperformance over value (using the S&P 500® Indices) was 4.5%. On a capitalization basis, small-cap stocks outperformed mid-cap stocks by 3.1% and large-cap stocks by 3.5%.

International markets, particularly in developed countries, showed high correlation with domestic indices as an improving economic outlook combined with the acceptance of the U.S. Fed strategy on bond purchase tapering. Similar to domestic markets, small-cap international stocks outperformed large-cap international stocks by 3.3%. Europe outperformed Asia following the surprise 25 basis point rate cut by the European Central Bank in November. As noted above, the emerging market economies recovered slightly from the first half of 2013, but only the small-cap segment had a positive return for the full calendar year. The emerging markets continue to be the area of most concern to investors, and will likely provide higher volatility as we move through 2014.

In the fixed income market, the last six months of 2013 were rather staid, surprisingly so given the abrupt June reaction to the concept of tapering. For the last six months of 2013, the Barclays U.S. Aggregate Bond Index (a measure of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market) was up 0.43% (although the Index was down 2% for the full calendar year). Following the strong GDP growth in the third quarter, in November the Fed reduced their bond purchase program by $10 billion, the first move of the taper strategy. In sharp contrast to the summer months, the bond market volatility was more measured and orderly. While interest rates did increase heading into the December Fed meeting, non-government sectors outperformed Treasuries across the entire investment grade and high-yield spectrum.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, I encourage you to contact your financial advisor. You may also contact the Funds at 1-800-468-6337 or through our website at www.munder.com. My colleagues and I sincerely appreciate the confidence you have placed in the Munder Funds and we value the opportunity to help you meet your investment goals.

Very Truly Yours,

James FitzGerald

President and Principal Executive Officer, The Munder Funds

President, Munder Capital Management

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
21	Notes to Financial Statements

Past performance is no guarantee of future results.

The information and statistical data in the President’s Letter is current as of December 31, 2013. The information may change, and the Munder Funds disclaim any obligation to advise investors of any such changes. The information is general in nature and is not intended to provide personal investment advice or to be an endorsement of any specific investment. While the information presented was obtained or derived from third-party sources believed to be reliable, the Munder Funds do not guarantee the accuracy of the information.

Risks:    The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Further, value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. A substantial portion of the Fund’s assets is invested in the financials sector, whose performance can be significantly negatively impacted by economic downturns and changes in government regulation and interest rates. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. Performance and after-tax returns can be significantly impacted by the Fund’s investments in Initial Public Offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

Munder Funds distributed through Funds Distributor, LLC.

i

Management’s Discussion of Fund Performance (Unaudited)

INVESTMENT PROCESS HIGHLIGHTS

The Munder Veracity Small-Cap Value Fund’s management team seeks to achieve long-term capital growth in the Fund by investing in stocks of smaller companies (according to their market capitalization) that the team believes are undervalued, but poised to outperform. The Fund generally invests in companies with market capitalizations within the range of the companies in the Russell 2000® Index.

The management team’s investment philosophy is rooted in the belief that consistent, long-term performance can be achieved by applying a prudent value approach and investing in what they have determined to be statistically cheap stocks trading below their estimated value, investing in companies that have improving sentiment, and continuously evaluating the risk exposure. Specifically, they seek to invest in the right company, at the right price, and at the right time.

INVESTING ENVIRONMENT

During the six months ended December 31, 2013, equity markets advanced as lawmakers averted a lengthy government shutdown, testimony from Fed Chair nominee Janet Yellen was fairly dovish, and investors continued to embrace equities. The commitment to fairly accommodative monetary policy, positive seasonal sentiment along with signs of improvement in Europe and China led to double-digit returns for equities. Within the Russell 2000® Value Index, health care, industrials and technology were amongst the best performing sectors for the period. Telecommunications services and utilities were underperformers. Small-cap value stocks underperformed small-cap growth stocks.

The Fund’s focus on selecting companies with good valuation and catalysts for outperformance led to strength in financials, technology and materials relative to the Russell 2000® Value Index. The Fund’s consumer discretionary and energy holdings exhibited some weakness. The Fund’s sector weights relative to the Index were a positive as the Fund was underweight utilities and financials (primarily real estate investment trusts (“REITs”)), which underperformed.

SECTOR DIVERSIFICATION
Financials	31.1%
Industrials	15.1%
Information Technology	14.5%
Consumer Discretionary	11.3%
Materials	6.8%
Energy	6.6%
Health Care	4.5%
Utilities	3.3%
Other	6.8%

Total	100.0%

As a percentage of net assets as of 12/31/13.

PERFORMANCE DISCUSSION

During the six-month period ended December 31, 2013, the Fund returned 19.35%, outperforming the Russell 2000® Value Index, which returned 17.60% over the same period.

Notable contributors to the Fund’s performance during the period included: Western Alliance Bancorp, which operates as a multi-bank holding company; SYNNEX Corporation, which develops and distributes computer systems and complementary products; Esterline Technologies Corporation, which manufactures aircraft parts and components, automated drilling products and machine tool systems; BancorpSouth, Inc., which provides banking services; and ARRIS Group, Inc., which specializes in the design, engineering and supply of broadband services for residential and business customers.

Notable detractors to the Fund’s performance during the period included: Medical Properties Trust, Inc., which operates as a REIT; Lexington Realty Trust, which operates as a REIT; Halcon Resources Corporation, which engages in the acquisition, production, exploration and development of onshore oil and natural gas properties; First BanCorp (Puerto Rico), which operates as a bank holding company that provides personal banking, commercial banking, corporate banking and financial guidance services; and Aeropostale, Inc., a casual apparel and accessories retailer.

FUND CHANGES

The Fund’s management team identified several new investment opportunities for the Fund during the period, including: ANN INC., a women’s apparel, shoes and accessories retailer; Carmike Cinemas, Inc., an operator of movie theaters; Carrizo Oil & Gas, Inc., an energy exploration and development company; Ryman Hospitality Properties, Inc., a hotel/lodging REIT; and Synergy Resources Corporation, an energy exploration and development company.

The team funded these positions in part by selling the Fund’s positions in: Aeropostale, Inc.; Bob Evans Farms, Inc., a restaurant operator; Gulfport Energy Corporation, an energy exploration and development company; Sterling Financial Corporation, a commercial bank; and Waddell & Reed Financial, Inc., an investment management company.

The Fund’s performance contained in the Management’s Discussion of Fund Performance is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ. Management’s Discussion of Fund Performance presents information about the Fund’s holdings that are believed to be accurate, and the views of the portfolio managers, as of December 31, 2013. The Fund’s holdings, the information about the Fund’s holdings and the views of the portfolio managers may change, and the Fund disclaims any obligation to advise shareholders of any such changes. Discussions regarding specific holdings are for illustration only and are not intended as recommendations to purchase or sell individual stocks. A complete list of Fund holdings as of December 31, 2013 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

The Russell 2000® Value Index is a capitalization-weighted index that measures the performance of those Russell 2000® Index companies (the 2,000 smallest stocks by market capitalization in the Russell 3000® Index, an index of the top 3,000 U.S. stocks by market capitalization covering 98% of the U.S. equity investable universe) with higher composite value scores. Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 through December 31, 2013.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13-12/31/13	Annualized Expense Ratio
Actual
Class Y	$1,000.00	$1,193.50	$6.91	1.25%
Class A	$1,000.00	$1,191.90	$8.29	1.50%
Class B	$1,000.00	$1,187.60	$12.41	2.25%
Class C	$1,000.00	$1,187.60	$12.41	2.25%
Class K	$1,000.00	$1,191.80	$8.29	1.50%
Class R	$1,000.00	$1,190.90	$9.44	1.71%
Class R6	$1,000.00	$1,194.50	$6.03	1.09%
Hypothetical
Class Y	$1,000.00	$1,018.90	$6.36	1.25%
Class A	$1,000.00	$1,017.64	$7.63	1.50%
Class B	$1,000.00	$1,013.86	$11.42	2.25%
Class C	$1,000.00	$1,013.86	$11.42	2.25%
Class K	$1,000.00	$1,017.64	$7.63	1.50%
Class R	$1,000.00	$1,016.59	$8.69	1.71%
Class R6	$1,000.00	$1,019.71	$5.55	1.09%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

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Munder Veracity Small-Cap Value Fund

Portfolio of Investments, December 31, 2013 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 94.4%
Consumer Discretionary — 11.3%
Auto Components — 1.5%
341,413	American Axle & Manufacturing Holdings Inc †	$6,981,896
359,157	Modine Manufacturing Co †	4,604,393

		11,586,289

Hotels, Restaurants & Leisure — 1.3%
78,470	Jack in the Box Inc †	3,925,069
122,984	Marriott Vacations Worldwide Corp †	6,488,636

		10,413,705

Household Durables — 3.2%
266,128	La-Z-Boy Inc	8,249,968
171,125	Meritage Homes Corp †	8,212,289
197,597	Ryland Group Inc/The	8,577,686

		25,039,943

Media — 2.1%
74,700	Carmike Cinemas Inc †	2,079,648
323,871	Live Nation Entertainment Inc †	6,399,691
153,459	Meredith Corp	7,949,176

		16,428,515

Specialty Retail — 3.2%
177,167	ANN INC †	6,477,225
90,951	Asbury Automotive Group Inc †	4,887,707
205,661	Brown Shoe Co Inc	5,787,301
165,685	Express Inc †	3,093,339
182,944	Shoe Carnival Inc	5,307,205

		25,552,777

Total Consumer Discretionary		89,021,229

Consumer Staples — 1.2%
Food & Staples Retailing — 0.6%
76,591	Susser Holdings Corp †	5,015,945

Food Products — 0.6%
69,319	TreeHouse Foods Inc †	4,777,465

Total Consumer Staples		9,793,410

Energy — 6.6%
Energy Equipment & Services — 3.1%
251,937	Forum Energy Technologies Inc †	7,119,739
72,634	Geospace Technologies Corp †	6,887,882

See Notes to Financial Statements.

1

Munder Veracity Small-Cap Value Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Energy (Continued)
Energy Equipment & Services (Continued)
282,643	Helix Energy Solutions Group Inc †	$6,551,665
220,967	Ocean Rig UDW Inc †	4,253,615

		24,812,901

Oil, Gas & Consumable Fuels — 3.5%
153,669	Carrizo Oil & Gas Inc †	6,879,761
724,156	Kodiak Oil & Gas Corp †	8,117,789
162,825	PDC Energy Inc †	8,665,546
395,799	Synergy Resources Corp †	3,665,099

		27,328,195

Total Energy		52,141,096

Financials — 31.1%
Capital Markets — 2.6%
340,028	Investment Technology Group Inc †	6,990,975
570,278	Janus Capital Group Inc	7,054,339
30,035	Virtus Investment Partners Inc †	6,008,502

		20,053,816

Commercial Banks — 12.7%
150,642	Bancorp Inc/The †	2,697,998
332,499	BancorpSouth Inc	8,452,124
133,283	Banner Corp	5,973,744
374,033	Central Pacific Financial Corp	7,510,583
1,183,778	First BanCorp/Puerto Rico †	7,327,586
681,052	First Commonwealth Financial Corp	6,006,879
255,840	First Financial Bancorp	4,459,291
641,913	First Horizon National Corp	7,478,286
403,937	Fulton Financial Corp	5,283,496
470,683	National Penn Bancshares Inc	5,332,838
482,038	OFG Bancorp	8,358,539
127,841	PacWest Bancorp	5,397,447
609,518	Susquehanna Bancshares Inc	7,826,211
2,085,681	Synovus Financial Corp	7,508,452
443,460	Western Alliance Bancorp †	10,580,956

		100,194,430

Insurance — 4.6%
228,351	American Equity Investment Life Holding Co	6,023,899
145,404	Amtrust Financial Services Inc	4,753,257
487,662	CNO Financial Group Inc	8,626,741

See Notes to Financial Statements.

2

Shares		Value(a)

Financials (Continued)
Insurance (Continued)
87,376	RLI Corp	$8,508,675
261,903	Stewart Information Services Corp	8,451,610

		36,364,182

Real Estate Investment Trusts (REITs) — 8.6%
311,467	CubeSmart	4,964,784
686,118	DiamondRock Hospitality Co	7,924,663
127,660	First Potomac Realty Trust	1,484,686
904,937	Kite Realty Group Trust	5,945,436
589,803	Lexington Realty Trust	6,021,889
436,971	Medical Properties Trust Inc	5,339,785
523,866	NorthStar Realty Finance Corp	7,045,998
278,324	Parkway Properties Inc/MD	5,368,870
244,072	Pennsylvania Real Estate Investment Trust	4,632,486
682,345	RAIT Financial Trust	6,120,635
118,410	Ryman Hospitality Properties Inc	4,947,170
608,960	Sunstone Hotel Investors Inc	8,160,064

		67,956,466

Thrifts & Mortgage Finance — 2.6%
228,120	Essent Group Ltd †	5,488,567
656,533	MGIC Investment Corp †	5,541,138
630,838	Radian Group Inc	8,907,433

		19,937,138

Total Financials		244,506,032

Health Care — 4.5%
Health Care Equipment & Supplies — 0.7%
49,273	Greatbatch Inc †	2,179,837
52,276	ICU Medical Inc †	3,330,504

		5,510,341

Health Care Providers & Services — 3.2%
119,218	Amsurg Corp †	5,474,491
108,013	HealthSouth Corp	3,598,993
78,846	Magellan Health Services Inc †	4,723,664
153,476	Molina Healthcare Inc †	5,333,291
81,845	WellCare Health Plans Inc †	5,763,525

		24,893,964

See Notes to Financial Statements.

3

Munder Veracity Small-Cap Value Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Health Care (Continued)
Life Sciences Tools & Services — 0.6%
90,113	Charles River Laboratories International Inc †	$4,779,594

Total Health Care		35,183,899

Industrials — 15.1%
Aerospace & Defense — 3.6%
230,938	AAR Corp	6,468,574
84,573	Astronics Corp †	4,313,223
123,900	Engility Holdings Inc †	4,138,260
133,292	Esterline Technologies Corp †	13,590,452

		28,510,509

Building Products — 0.5%
95,580	American Woodmark Corp †	3,778,277

Commercial Services & Supplies — 0.9%
138,920	Deluxe Corp	7,250,235

Construction & Engineering — 3.0%
189,325	Dycom Industries Inc †	5,261,342
222,376	EMCOR Group Inc	9,437,637
280,671	Primoris Services Corp	8,737,288

		23,436,267

Electrical Equipment — 1.8%
133,283	EnerSys Inc	9,341,805
166,150	General Cable Corp	4,886,472

		14,228,277

Machinery — 2.9%
183,045	Actuant Corp, Class A	6,706,769
231,549	Greenbrier Cos Inc/The †	7,604,069
33,776	Standex International Corp	2,123,835
497,132	Wabash National Corp †	6,139,580

		22,574,253

Road & Rail — 1.8%
223,885	Saia Inc †	7,175,514
314,492	Swift Transportation Co, Class A †	6,984,868

		14,160,382

Transportation Infrastructure — 0.6%
224,870	Wesco Aircraft Holdings Inc †	4,929,150

Total Industrials		118,867,350

See Notes to Financial Statements.

4

Shares		Value(a)

Information Technology — 14.5%
Communications Equipment — 1.8%
426,499	ARRIS Group Inc †	$10,391,648
153,597	Ciena Corp †	3,675,576

		14,067,224

Electronic Equipment, Instruments & Components — 4.5%
84,908	Littelfuse Inc	7,890,500
185,463	Plexus Corp †	8,028,693
313,535	Sanmina Corp †	5,236,035
68,242	SYNNEX Corp †	4,599,511
28,920	Tech Data Corp †	1,492,272
606,205	Vishay Intertechnology Inc †	8,038,278

		35,285,289

Semiconductors & Semiconductor Equipment — 6.5%
479,687	Brooks Automation Inc	5,031,917
549,568	Entegris Inc †	6,374,989
607,549	Fairchild Semiconductor International Inc †	8,110,779
875,103	Integrated Device Technology Inc †	8,917,299
837,669	Intersil Corp, Class A	9,608,063
795,497	Photronics Inc †	7,183,338
686,358	TriQuint Semiconductor Inc †	5,724,226

		50,950,611

Software — 1.7%
317,479	Mentor Graphics Corp	7,641,720
237,659	Progress Software Corp †	6,138,732

		13,780,452

Total Information Technology		114,083,576

Materials — 6.8%
Chemicals — 3.4%
231,860	Chemtura Corp †	6,473,531
124,373	HB Fuller Co	6,472,371
176,181	PolyOne Corp	6,227,998
96,952	Quaker Chemical Corp	7,472,091

		26,645,991

Metals & Mining — 2.7%
107,765	Kaiser Aluminum Corp	7,569,414
139,830	RTI International Metals Inc †	4,783,584
211,586	Worthington Industries Inc	8,903,539

		21,256,537

See Notes to Financial Statements.

5

Munder Veracity Small-Cap Value Fund

Portfolio of Investments, December 31, 2013 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Materials (Continued)
Paper & Forest Products — 0.7%
107,193	KapStone Paper and Packaging Corp †	$5,987,801

Total Materials		53,890,329

Utilities — 3.3%
Electric Utilities — 1.3%
152,957	El Paso Electric Co	5,370,320
214,879	PNM Resources Inc	5,182,882

		10,553,202

Gas Utilities — 0.7%
92,444	South Jersey Industries Inc	5,173,166

Multi-Utilities — 1.3%
111,224	NorthWestern Corp	4,818,224
147,001	Vectren Corp	5,218,535

		10,036,759

Total Utilities		25,763,127

TOTAL COMMON STOCKS
(Cost $569,247,455)		743,250,048

INVESTMENT COMPANIES — 4.7%
Multi-Sector — 4.7%
Multi-Industries — 4.7%
243,576	iShares Russell 2000 Value ETF	24,235,812
13,185,831	State Street Institutional U.S. Government Money Market Fund	13,185,831

TOTAL INVESTMENT COMPANIES
(Cost $37,300,220)		37,421,643

TOTAL INVESTMENTS
(Cost $606,547,675)	99.1%	780,671,691
OTHER ASSETS AND LIABILITIES (Net)	0.9	6,730,628

NET ASSETS	100.0%	$787,402,319

†	Non-income producing security.

(a)	As of December 31, 2013, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

ABBREVIATION:
ETF	—	Exchange Traded Fund

See Notes to Financial Statements.

6

[This Page Intentionally Left Blank]

7

Munder Veracity Small-Cap Value Fund

Statement of Assets and Liabilities, December 31, 2013 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$780,671,691
Dividends and interest receivable	649,192
Receivable from Advisor	36,482
Receivable for investment securities sold	729,472
Receivable for Fund shares sold	28,471,774
Prepaid expenses and other assets	60,341

Total Assets	810,618,952

LIABILITIES:
Payable for investment securities purchased	21,606,009
Payable for Fund shares redeemed	728,437
Investment advisory fees payable	508,098
Transfer agency/record keeping fees payable	124,697
Trustees’ fees and expenses payable	92,094
Administration fees payable	64,130
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	50,984
Custody fees payable	8,790
Shareholder servicing fees payable — Class K Shares	491
Accrued expenses and other payables	32,903

Total Liabilities	23,216,633

NET ASSETS	$787,402,319

Investments, at cost	$606,547,675

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(76,120)
Accumulated net realized loss on investments sold	(65,942,103)
Net unrealized appreciation of investments	174,124,016
Paid-in capital	679,296,526

$787,402,319

NET ASSETS:
Class Y Shares	$447,832,546

Class A Shares	$151,031,387

Class B Shares	$891,372

Class C Shares	$23,230,658

Class K Shares	$2,266,698

Class R Shares	$2,220,066

Class R6 Shares	$159,929,592

SHARES OUTSTANDING:
Class Y Shares	14,265,235

Class A Shares	4,886,347

Class B Shares	31,226

Class C Shares	817,211

Class K Shares	73,448

Class R Shares	72,802

Class R6 Shares	5,082,719

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$31.39

CLASS A SHARES:
Net asset value and redemption price per share	$30.91

Maximum sales charge	5.50%
Maximum offering price per share	$32.71

CLASS B SHARES:
Net asset value and offering price per share*	$28.55

CLASS C SHARES:
Net asset value and offering price per share*	$28.43

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$30.86

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$30.49

CLASS R6 SHARES:
Net asset value, offering price and redemption price per share	$31.47

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Veracity Small-Cap Value Fund

Statement of Operations, For the Period Ended December 31, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$3,680,721

Total Investment Income	3,680,721

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	156,877
Class B Shares	4,662
Class C Shares	104,877
Class R Shares	3,046
Shareholder servicing fees:
Class K Shares	2,925
Investment advisory fees	2,452,614
Transfer agency/record keeping fees(b)	528,375
Administration fees	330,390
Custody fees	56,000
Registration and filing fees	45,790
Legal and audit fees	39,286
Trustees’ fees and expenses	33,481
Other	42,176

Total Expenses	3,800,499
Expenses reimbursed by Advisor	(71,064)

Net Expenses	3,729,435

NET INVESTMENT LOSS	(48,714)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	27,032,079
Net change in unrealized appreciation/(depreciation) of securities	71,018,651

Net realized and unrealized gain on investments	98,050,730

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$98,002,016

(a)	Net of foreign withholding taxes of $5,501.

(b)	Transfer agency/record keeping fees — The amounts for Class Y, Class A, Class B, Class C, Class K, Class R and Class R6 Shares were $367,061, $129,081, $1,157, $21,995, $2,530, $949, and $5,602, respectively.

See Notes to Financial Statements.

10

Munder Veracity Small-Cap Value Fund

Statements of Changes in Net Assets

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Net investment income/(loss)	$(48,714)	$1,297,934
Net realized gain from security transactions	27,032,079	24,614,031
Net change in net unrealized appreciation/(depreciation) of securities	71,018,651	64,617,156

Net increase in net assets resulting from operations	98,002,016	90,529,121
Dividends to shareholders from net investment income:
Class Y Shares	(807,540)	(264,327)
Class A Shares	(90,221)	—
Class K Shares	(1,380)	—
Class R6 Shares	(332,956)	(584)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	84,302,513	40,202,185
Class A Shares	22,864,137	(12,448,574)
Class B Shares	(451,571)	(4,028,317)
Class C Shares	1,042,532	(3,417,476)
Class K Shares	(269,793)	(273,788)
Class R Shares	1,359,540	12,573
Class R6 Shares	132,275,272	17,964,684

Net increase in net assets	337,892,549	128,275,497
NET ASSETS:
Beginning of period	449,509,770	321,234,273

End of period	$787,402,319	$449,509,770

Undistributed net investment income/(Accumulated net investment loss)	$(76,120)	$1,204,691

See Notes to Financial Statements.

11

Munder Veracity Small-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Amount
Class Y Shares:
Sold	$119,675,225	$112,862,559
Issued as reinvestment of dividends	527,354	198,783
Redeemed	(35,900,066)	(72,859,157)

Net increase	$84,302,513	$40,202,185

Class A Shares:
Sold*	$38,144,652	$25,872,395
Issued as reinvestment of dividends	78,788	—
Redeemed	(15,359,303)	(38,320,969)

Net increase/(decrease)	$22,864,137	$(12,448,574)

Class B Shares:
Sold	$852	$19,953
Redeemed*	(452,423)	(4,048,270)

Net decrease	$(451,571)	$(4,028,317)

Class C Shares:
Sold	$2,262,999	$599,456
Redeemed	(1,220,467)	(4,016,932)

Net increase/(decrease)	$1,042,532	$(3,417,476)

Class K Shares:
Sold	$85,572	$132,373
Issued as reinvestment of dividends	1,050	—
Redeemed	(356,415)	(406,161)

Net decrease	$(269,793)	$(273,788)

Class R Shares:
Sold	$1,514,021	$352,357
Redeemed	(154,481)	(339,784)

Net increase	$1,359,540	$12,573

Class R6 Shares:
Sold	$134,762,264	$19,729,494
Issued as reinvestment of dividends	332,956	583
Redeemed	(2,819,948)	(1,765,393)

Net increase	$132,275,272	$17,964,684

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Period Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
Shares
Class Y Shares:
Sold	4,073,388	4,659,250
Issued as reinvestment of dividends	16,838	9,011
Redeemed	(1,241,404)	(3,135,804)

Net increase	2,848,822	1,532,457

Class A Shares:
Sold*	1,317,294	1,147,492
Issued as reinvestment of dividends	2,555	—
Redeemed	(538,180)	(1,718,600)

Net increase/(decrease)	781,669	(571,108)

Class B Shares:
Sold	31	884
Redeemed*	(17,775)	(193,019)

Net decrease	(17,744)	(192,135)

Class C Shares:
Sold	84,969	27,051
Redeemed	(46,529)	(195,661)

Net increase/(decrease)	38,440	(168,610)

Class K Shares:
Sold	3,032	5,987
Issued as reinvestment of dividends	34	—
Redeemed	(12,144)	(18,261)

Net decrease	(9,078)	(12,274)

Class R Shares:
Sold	52,734	15,453
Redeemed	(5,336)	(14,892)

Net increase	47,398	561

Class R6 Shares:
Sold	4,426,052	817,725
Issued as reinvestment of dividends	10,604	26
Redeemed	(94,619)	(78,388)

Net increase	4,342,037	739,363

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Veracity Small-Cap Value Fund[a]

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Period Ended 6/30/11(b)(c)		Year Ended 2/28/11(d)		Year Ended 2/28/10(d)	Year Ended 2/28/09(d)
Net asset value, beginning of period	$26.35		$20.46	$21.08	$21.01		$15.90		$8.99	$15.36

Income/(loss) from investment operations:
Net investment income/(loss)	0.01		0.12	0.06	(0.02)		(0.04)		0.04	0.13
Net realized and unrealized gain/(loss) on investments	5.09		5.80	(0.68)	0.09		5.15		6.91	(6.36)

Total from investment operations	5.10		5.92	(0.62)	0.07		5.11		6.95	(6.23)

Less distributions:
Dividends from net investment income	(0.06)		(0.03)	—	—		(0.00	)(e)	(0.04)	(0.13)
Distributions from capital	—		—	—	—		—		—	(0.01)

Total distributions	(0.06)		(0.03)	—	—		(0.00	)(e)	(0.04)	(0.14)

Short-term trading fees	—		—	0.00 (e)	0.00	(e)	0.00	(e)	0.00 (e)	—

Net asset value, end of period	$31.39		$26.35	$20.46	$21.08		$21.01		$15.90	$8.99

Total return(f)	19.35%		28.94%	(2.94)%	0.33%		32.13%		77.33%	(40.79)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$447,833		$300,839	$202,198	$163,354		$138,835		$62,927	$27,578
Ratio of operating expenses to average net assets	1.25	%(h)	1.25%	1.25%	1.25	%(h)	1.25%		1.25%	1.24%
Ratio of net investment income/(loss) to average net assets	0.06	%(h)	0.50%	0.28%	(0.30	)%(h)	(0.25)%		0.31%	0.95%
Portfolio turnover rate	57%		57%	51%	14%		52%		69%	86%
Ratio of operating expenses to average net assets without expense reimbursements	1.27	%(h)	1.33%	1.39%	1.32	%(h)	1.25%		1.29%	1.30%

(a)	Class Y Shares and Class A Shares commenced operations on July 7, 2005 and March 30, 2004, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Data shown is for the period March 1, 2011 to June 30, 2011.

(d)	The financial highlights prior to March 1, 2011 are those of the Veracity Small Cap Value Fund, which was the accounting survivor in the reorganization of the Veracity Small Cap Value Fund with and into the Munder Small-Cap Value Fund. Year indicated was audited by another independent registered public accounting firm. The net asset values and other per share information of the Veracity Small Cap Value Fund have been restated by the Merger Conversion Ratio applied in the reorganization to reflect the net asset value of the Munder Small-Cap Fund, which was the legal survivor of the reorganization. The combined fund was renamed the Munder Veracity Small-Cap Value Fund. See Notes to Financial Statements, Note 1.

(e)	Amount is less than $0.005 per share.

(f)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total return would have been lower if not for expense fee waivers and/or expense reimbursements.

(g)	Amount is less than 0.005%.

(h)	Annualized.

See Notes to Financial Statements.

14

A Shares
Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)		Period Ended 6/30/11(b)(c)		Year Ended 2/28/11(d)		Year Ended 2/28/10(d)	Year Ended 2/28/09(d)

$25.95		$20.17	$20.84		$20.78		$15.77		$8.92	$15.22

(0.03)		0.05	0.00	(d)	(0.04)		(0.10)		0.01	0.09

5.01		5.73	(0.67)		0.10		5.11		6.85	(6.30)

4.98		5.78	(0.67)		0.06		5.01		6.86	(6.21)

(0.02)		—	—		—		(0.00	)(e)	(0.01)	(0.09)
—		—	—		—		—		—	(0.00	)(e)

(0.02)		—	—		—		(0.00	)(e)	(0.01)	(0.09)

—		—	0.00	(e)	0.00	(e)	0.00	(e)	0.00 (e)	0.00	(e)

$30.91		$25.95	$20.17		$20.84		$20.78		$15.77	$8.92

19.19%		28.66%	(3.21)%		0.29%		31.82%		76.80%	(40.91)%

$151,031		$106,502	$94,305		$133,177		$82,560		$87,928	$48,510

1.50	%(h)	1.50%	1.50%		1.50	%(h)	1.50%		1.50%	1.50%

(0.19	)%(h)	0.22%	0.00	%(g)	(0.52	)%(h)	(0.50)%		0.06%	0.70%
57%		57%	51%		14%		52%		69%	86%

1.53	%(h)	1.59%	1.63%		1.54	%(h)	1.50%		1.54%	1.56%

See Notes to Financial Statements.

15

Munder Veracity Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	B Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Period Ended 6/30/11(b)(c)
Net asset value, beginning of period	$24.04		$18.82	$19.59	$19.76

Income/(loss) from investment operations:
Net investment loss	(0.13)		(0.08)	(0.13)	(0.04)
Net realized and unrealized gain/(loss) on investments	4.64		5.30	(0.64)	(0.13)

Total from investment operations	4.51		5.22	(0.77)	(0.17)

Short-term trading fees	—		—	0.00 (d)	—

Net asset value, end of period	$28.55		$24.04	$18.82	$19.59

Total return(e)	18.76%		27.74%	(3.93)%	(0.86)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$891		$1,177	$4,538	$8,584
Ratio of operating expenses to average net assets	2.25	%(f)	2.25%	2.25%	2.25	%(f)
Ratio of net investment loss to average net assets	(0.98	)%(f)	(0.40)%	(0.74)%	(1.53	)%(f)
Portfolio turnover rate	57%		57%	51%	14%
Ratio of operating expenses to average net assets without expense reimbursements	2.32	%(f)	2.37%	2.38%	2.32	%(f)

(a)	Class B Shares and Class C Shares of the Fund Commenced operations on May 14, 2011.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Data shown is for the period May 14, 2011 to June 30, 2011.
(d)	Amount is less than $0.005 per share.
(e)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total return would have been lower if not for expense fee waivers and/or expense reimbursements.
(f)	Annualized.

See Notes to Financial Statements.

16

C Shares
Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Period Ended 6/30/11(b)(c)
$23.94		$18.75	$19.51	$19.68

(0.13)		(0.10)	(0.13)	(0.04)

4.62		5.29	(0.63)	(0.13)

4.49		5.19	(0.76)	(0.17)

—		—	0.00 (d)	—

$28.43		$23.94	$18.75	$19.51

18.76%		27.68%	(3.90)%	(0.86)%

$23,231		$18,642	$17,761	$23,237
2.25	%(f)	2.25%	2.25%	2.25	%(f)
(0.95	)%(f)	(0.49)%	(0.73)%	(1.52	)%(f)
57%		57%	51%	14%

2.28	%(f)	2.34%	2.39%	2.32	%(f)

See Notes to Financial Statements.

17

Munder Veracity Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	K Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)		Period Ended 6/30/11(b)(c)
Net asset value, beginning of period	$25.91		$20.14	$20.80		$20.96

Income/(loss) from investment operations:
Net investment income/(loss)	(0.03)		0.06	0.00	(d)	(0.02)
Net realized and unrealized gain/(loss) on investments	5.00		5.71	(0.66)		(0.14)

Total from investment operations	4.97		5.77	(0.66)		(0.16)

Less distributions:
Dividends from net investment income	(0.02)		—	—		—

Total distributions	(0.02)		—	—		—

Short-term trading fees	—		—	0.00	(d)	—

Net asset value, end of period	$30.86		$25.91	$20.14		$20.80

Total return(e)	19.18%		28.65%	(3.22)%		(0.72)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,267		$2,138	$1,909		$3,203
Ratio of operating expenses to average net assets	1.50	%(g)	1.50%	1.50%		1.50	%(g)
Ratio of net investment income/(loss) to average net assets	(0.21	)%(g)	0.25%	0.00	%(f)	(0.80	)%(g)
Portfolio turnover rate	57%		57%	51%		14%
Ratio of operating expenses to average net assets without expense reimbursements	1.54	%(g)	1.59%	1.63%		1.57	%(g)

(a)	Class K Shares and Class R Shares of the Fund Commenced operations on May 14, 2011.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Data shown is for the period May 14, 2011 to June 30, 2011.

(d)	Amount is less than $0.005 per share.

(e)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total return would have been lower if not for expense fee waivers and/or expense reimbursements.

(f)	Amount is less than 0.005%.

(g)	Annualized.

See Notes to Financial Statements.

18

R Shares
Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Period Ended 6/30/11(b)(c)
$25.61		$19.96	$20.67	$20.83

(0.05)		(0.02)	(0.05)	(0.03)

4.93		5.67	(0.66)	(0.13)

4.88		5.65	(0.71)	(0.16)

—		—	—	—

—		—	—	—

—		—	0.00 (d)	—

$30.49		$25.61	$19.96	$20.67

19.09%		28.31%	(3.43)%	(0.77)%

$2,220		$651	$496	$597
1.71	%(g)	1.75%	1.75%	1.75	%(g)

(0.35	)%(g)	(0.11)%	(0.27)%	(1.02	)%(g)
57%		57%	51%	14%

1.73	%(g)	1.83%	1.89%	1.82	%(g)

See Notes to Financial Statements.

19

Munder Veracity Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R6 Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)		Period Ended 6/30/12(b)
Net asset value, beginning of period	$26.41		$20.46		$18.96

Income/(loss) from investment operations:
Net investment income	0.05		0.09		0.01
Net realized and unrealized gain	5.09		5.86		1.49

Total from investment operations	5.14		5.95		1.50

Less Distributions From:
Dividends from net investment income	(0.08)		(0.00	)(c)	—

Total distributions	(0.08)		(0.00	)(c)	—

Net asset value, end of period	$31.47		$26.41		$20.46

Total return(d)	19.45%		29.11%		7.91%

Ratios to Average Net Assets:
Net assets, end of period (in 000’s)	$159,930		$19,560		$27
Ratio of operating expenses to average net assets	1.09	%(e)	1.13%		1.10	%(e)
Ratio of net investment income to average net assets	0.33	%(e)	0.39%		0.42	%(e)
Portfolio turnover rate	57%		57%		51%
Ratio of operating expenses to average net assets without expense reimbursements	1.10	%(e)	1.14%		1.10	%(e)

(a)	Class R6 Shares of the Fund commenced operations on June 1, 2012.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount represents less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

20

Munder Veracity Small-Cap Value Fund

Notes to Financial Statements, December 31, 2013 (Unaudited)

1.	Organization

As of December 31, 2013, the Munder Funds consisted of 11 portfolios, each of which is a series of Munder Series Trust (“MST”). Information presented in these financial statements pertains only to the Munder Veracity Small-Cap Value Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to seek to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 7 classes of shares — Class A, Class B, Class C, Class K, Class R, Class R6 and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders other than pursuant to an exchange or a distribution reinvestment. Class B Shares may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class C Shares are sold without a front-end sales charge but may be subject to a CDSC. Class K, Class R, Class R6 and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

On May 13, 2011, the Munder Small-Cap Value Fund (“Munder Fund”) acquired all of the assets and assumed all of the liabilities of the Veracity Small Cap Value Fund (“Veracity Fund”), a series of Veracity Funds, in a tax-free exchange of shares and the subsequent liquidation of the Veracity Fund (“Reorganization”). The merged fund was renamed the Munder Veracity Small-Cap Value Fund. The Veracity Fund was the accounting survivor of the Reorganization; consequently the Veracity Fund’s performance and financial history have been adopted by the Fund. As a result, the performance information and financial history in this Report for the periods prior to May 14, 2011 are that of the Veracity Fund. The Veracity Fund offered Class R and Class I shares, which were similar to and exchanged for the Fund’s Class A and Class Y Shares, respectively. The financial information for Class A Shares of the Fund for periods prior to May 14, 2011 is the financial information of the Veracity Fund’s Class R shares. The financial information for Class Y Shares of the Fund for periods prior to May 14, 2011 is the financial information of the Veracity Fund’s Class I

21

Munder Veracity Small-Cap Value Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

shares. Because there were no corresponding classes of the Veracity Fund, Class B, C, K and R Shares of the Fund commenced operations on May 14, 2011.

Merger Exchange Ratio, Merger Conversion Ratio and number of Shares of the Munder Fund issued for shares of the Veracity Fund:

	Merger Exchange Ratio	Merger Conversion Ratio	Shares
Class A	1.3743	0.7276	3,735,005
Class Y	1.3653	0.7324	6,388,293
Unrealized appreciation of the Veracity Fund immediately prior to acquisition of all assets and assumption of all liabilities of the Veracity Fund			$47,000,547
Unrealized appreciation of the Munder Fund immediately prior to acquisition of all assets and assumption of all liabilities of the Veracity Fund			$9,335,508

For financial reporting purposes, the net assets received and shares issued by the Munder Fund were recorded at fair market value. However, investments of the Veracity Fund were carried forward to the Fund at cost for purposes of aligning ongoing financial reporting of the Fund’s realized and unrealized gains and losses with amounts that may be distributable to shareholders on a tax basis.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a

22

Munder Veracity Small-Cap Value Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$780,671,691
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$780,671,691

23

Munder Veracity Small-Cap Value Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above during the fiscal period ended December 31, 2013.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method, subject to certain minimums. Allocated Munder Funds expenses, direct Fund-level expenses, income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Class-level expenses attributable to Class R6 Shares are charged directly to that class. All other class-level expenses (excluding distribution and shareholder servicing fees) are allocated to the remaining share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2013.

24

Munder Veracity Small-Cap Value Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2010.

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.90% on the first $300 million of its average daily net assets and 0.85% of the average daily net assets exceeding $300 million. During the period ended December 31, 2013, the Fund paid an annual effective rate of 0.88% for advisory services.

Integrity Asset Management, LLC (“Integrity”), a wholly owned subsidiary of the Advisor, serves as sub-advisor to the Fund. Pursuant to an investment sub-advisory agreement with the Advisor, Integrity is responsible for the day-to-day management of the Fund, including, without limitation, providing a program of continuous investment management to the Fund in accordance with the Fund’s investment objective, strategies, policies and limitations, investing and reinvesting the assets of the Fund, overseeing the placement of purchase and sale orders for the Fund and providing research services for the Fund. For its services with regard to the Fund, Integrity is entitled to receive from the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.60%.

Pursuant to a written Expense Limitation Agreement with the Fund, the Advisor agreed to waive fees or reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 1.50%, 2.25%, 2.25%, 1.50%, 1.75%, 1.25% and 1.25% for Class A, Class B, Class C, Class K, Class R, Class R6 and Class Y Shares, respectively. For the period ended December 31, 2013, the Advisor reimbursed expenses pursuant to the Expense Limitation Agreement on behalf of the Fund totaling $71,064, which are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

Pursuant to a separate written Agreement with the Fund (the “Repayment Agreement”), the Advisor may seek repayment from the Fund for Fund expenses it reimbursed under the Expense Limitation Agreement. At December 31, 2013, the total amount eligible for repayment to the Advisor was $855,567, of which $81,891 expires in 2014, $403,140 expires in 2015, $299,472 expires in 2016 and $71,064 expires in 2017. The Fund may only grant such repayment

25

Munder Veracity Small-Cap Value Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) are below the Target Operating Expenses and (2) it receives approval from the Board of Trustees. The Repayment Agreement is subject to annual review by the Board of Trustees.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2013, the Advisor earned $330,390 before payment of sub-administration fees and $222,783 after payment of sub-administration fees for its administrative services to the Fund. During the period, the Fund paid an annual effective rate of 0.1181% for administrative services.

During the period ended December 31, 2013, each Trustee was paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee of MST, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also received an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2013, no officer, director or employee of the Advisor, Integrity, or any of their affiliates received any compensation from MST.

26

Munder Veracity Small-Cap Value Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) that applies to the Fund’s Class A, Class B, Class C, Class K and Class R Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates payable under the Plan for each class, as a percentage of average daily net assets, were as follows:

Class A Shares 12b-1 Fees	Class B Shares 12b-1 Fees	Class C Shares 12b-1 Fees	Class R Shares 12b-1 Fees	Class K Shares Service Fees
0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $549,594,135 and $315,678,401, respectively, for the period ended December 31, 2013.

At December 31, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $175,064,580, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $940,564 and net appreciation for financial reporting purposes was $174,124,016. At December 31, 2013, aggregate cost for financial reporting purposes was $606,547,675.

6.	Revolving Line of Credit

Effective December 4, 2013, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties.

27

Munder Veracity Small-Cap Value Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee equal to 0.11% per annum on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. During the period ended December 31, 2013, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2013, total commitment fees for the Fund were $1,785.

7.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2013, no permanent differences were reclassified at year end.

The tax character of dividends paid to shareholders during the years ended June 30, 2013 and June 30, 2012 was as follows:

	Ordinary Income	Total
June 30, 2013	$264,911	$264,911
June 30, 2012	—	—

At June 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryover	Unrealized Appreciation	Total
$1,232,038	$(90,664,638)	$100,795,825	$11,363,225

The differences between book and tax distributable earnings were primarily due to wash sales and deferred trustees’ fees.

28

Munder Veracity Small-Cap Value Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

Under the Regulated Investment Company Modernization Act of 2010, capital losses realized after June 30, 2011 may be carried forward indefinitely and will retain their tax character as either short-term or long-term. Capital losses realized prior to July 1, 2011 will continue to be subject to their original expiration dates and will continue to be treated as short-term losses. Capital losses that can be carried forward indefinitely must be utilized fully before using capital losses that expire.

As determined at June 30, 2013, the Fund had available for federal income tax purposes $90,664,638 of unused short-term capital losses, which expire in 2018.

During the year ended June 30, 2013, $23,659,286 in carried-forward capital losses were utilized by the Fund, including $12,376,265 which were acquired in the reorganization with the Veracity Small Cap Value Fund that occurred on May 13, 2011 and were used against realized built-in gains from the Veracity Small Cap Value Fund.

9.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

10.	Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures of the Advisor and Integrity, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

11.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ended June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX

29

Munder Veracity Small-Cap Value Fund

Notes to Financial Statements, December 31, 2013 (Unaudited) (continued)

or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12.	Subsequent Event

At a meeting held on February 11, 2014, the Board of Trustees of MST approved the reimbursement to the Advisor pursuant to and in accordance with the terms and conditions of the Repayment Agreement of fees waived or expenses reimbursed by the Advisor to the Fund under the Expense Limitation Agreement.

30

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31

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman

John Rakolta Jr., Vice Chairman

John Engler

Thomas P. Lemke

Michael T. Monahan

Lisa A. Payne

OFFICERS

James V. FitzGerald, President and Principal Executive Officer

Peter K. Hoglund, Vice President and Principal Financial Officer

Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer

David W. Rumph, Treasurer and Principal Accounting Officer

Amy D. Eisenbeis, Assistant Secretary

Francine S. Hayes, Assistant Secretary

Mary Ann C. Shumaker, Assistant Secretary

Kevin R. Kuhl, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management

Munder Capital Center

480 Pierce Street

Birmingham, MI 48009

SUB-ADVISOR

Integrity Asset Management, LLC

18500 Lake Road, Suite 300

Rocky River, OH 44116

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

SANNSCV1213

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) A Schedule of Investments is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed its procedures pursuant to Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, James V. FitzGerald, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. FitzGerald and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended are attached hereto.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:	/s/ James V. FitzGerald
James V. FitzGerald
President and Principal Executive Officer

Date:	February 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James V. FitzGerald
James V. FitzGerald
President and Principal Executive Officer

Date:	February 26, 2014

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	February 26, 2014